UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 250-4352

Date of fiscal year end:             May 31

Date of reporting period:             August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUND - 99.9%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)(b)
(Cost $2,738,893)	110,357	$3,245,599

SECURITIES LENDING COLLATERAL - 45.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (c)(d)
(Cost $1,467,510)	1,467,510	1,467,510

TOTAL INVESTMENTS - 145.1%
(Cost $4,206,403)		$4,713,109
Other assets and liabilities, net - (45.1%)		(1,464,615)

NET ASSETS - 100.0%		$3,248,494

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $1,438,649, which is 44.3% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

A summary of the Fund’s transactions with affiliated funds during the period ended August 31, 2017 is as follows:

	Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2017
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	2,932,996	5,694	(109,190)	(25,772)	441,871	—	—	3,245,599

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(e)	Unrealized Depreciation(e)
Goldman Sachs & Co.	9/5/2017	CNH	20,982,000	USD	3,112,733	$—	$(68,367)
Goldman Sachs & Co.	9/5/2017	CNH	400,000	USD	59,369	—	(1,276)
Goldman Sachs & Co.	9/5/2017	USD	3,240,237	CNH	21,382,000	1,508	—
Goldman Sachs & Co.	10/12/2017	CNH	21,382,000	USD	3,234,579	—	(833)

Total unrealized appreciation (depreciation)						$1,508	$(70,476)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

CNH	Chinese Offshore Yuan
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$3,245,599	$—	$—	$3,245,599
Short-Term Investments	1,467,510	—	—	1,467,510
Derivatives(f)
Forward Foreign Currency Exchange Contracts	—	1,508	—	1,508

TOTAL	$4,713,109	$1,508	$—	$4,714,617

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(f)
Forward Foreign Currency Exchange Contracts	$—	$(70,476)	$—	$(70,476)

TOTAL	$—	$(70,476)	$—	$(70,476)

(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 10.8%
Alpha Group, Class A	183,692	$427,048
Beijing Enlight Media Co. Ltd., Class A	308,700	410,564
Beijing Gehua CATV Network Co. Ltd., Class A	240,400	545,394
BYD Co. Ltd., Class A	186,697	1,372,885
China Film Co. Ltd., Class A	190,600	521,150
China Grand Automotive Services Co. Ltd., Class A	738,497	878,030
China International Travel Service Corp. Ltd., Class A	335,377	1,524,279
China Media Group, Class A	697,830	1,137,634
China Shipbuilding Industry Group Power Co. Ltd., Class A	120,226	468,389
Chinese Universe Publishing and Media Co. Ltd., Class A	188,471	674,815
Chongqing Changan Automobile Co. Ltd., Class A	675,283	1,409,122
Chongqing Sokon Industry Group Co. Ltd., Class A	64,300	194,438
CITIC Guoan Information Industry Co. Ltd., Class A	950,700	1,557,083
Fuyao Glass Industry Group Co. Ltd., Class A	483,096	1,682,825
Giant Network Group Co. Ltd., Class A	83,359	543,961
Great Wall Motor Co. Ltd., Class A	418,411	798,865
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,665,061	9,759,423
Hangzhou Robam Appliances Co. Ltd., Class A	164,184	977,271
Hisense Electric Co. Ltd., Class A	271,973	597,639
Huayi Brothers Media Corp., Class A	580,568	806,479
Huayu Automotive Systems Co. Ltd., Class A	545,959	1,737,868
Hunan TV & Broadcast Intermediary Co. Ltd., Class A	393,020	640,123
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A (a)	381,830	622,708
Leo Group Co. Ltd., Class A	953,726	441,132
Liaoning Cheng Da Co. Ltd., Class A	423,578	1,201,211
Midea Group Co. Ltd., Class A	1,567,506	9,746,250
Nanjing Xinjiekou Department Store Co. Ltd., Class A	150,668	868,487
Qingdao Haier Co. Ltd., Class A	1,054,019	2,242,594
SAIC Motor Corp. Ltd., Class A	1,213,852	5,472,744
Shandong Linglong Tyre Co. Ltd., Class A (a)	75,900	226,486
Shanghai Oriental Pearl Group Co. Ltd., Class A	457,713	1,464,604
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,136,680	1,499,691
Songcheng Performance Development Co. Ltd., Class A	252,466	735,104
Suning Commerce Group Co. Ltd., Class A	1,288,551	2,327,330
TCL Corp., Class A	2,528,480	1,368,902
Triangle Tyre Co. Ltd., Class A	80,100	301,251
Wanda Film Holding Co. Ltd., Class A (a)	137,403	1,055,703
Wanxiang Qianchao Co. Ltd., Class A	476,589	764,670
Wasu Media Holding Co. Ltd., Class A	197,939	450,864
Wuchan Zhongda Group Co. Ltd., Class A	595,830	684,914
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A (a)	136,189	440,410
Zhejiang Century Huatong Group Co. Ltd., Class A	107,504	556,261
Zhejiang Huace Film & TV Co. Ltd., Class A	240,602	453,174

		61,589,775

Consumer Staples - 6.5%
Beijing Dabeinong Technology Group Co. Ltd., Class A	706,013	669,171
COFCO Tunhe Sugar Co. Ltd., Class A	355,309	537,212
Fujian Sunner Development Co. Ltd., Class A	151,600	398,651
Henan Shuanghui Investment & Development Co. Ltd., Class A	338,647	1,152,430
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,102,196	7,434,405
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	208,506	2,825,255
Kweichow Moutai Co. Ltd., Class A	172,879	12,876,590
Luzhou Laojiao Co. Ltd., Class A	241,627	2,025,620
Muyuan Foodstuff Co. Ltd., Class A	119,900	759,500
New Hope Liuhe Co. Ltd., Class A	724,734	829,794
Shanghai Bailian Group Co. Ltd., Class A	276,761	637,959

Wuliangye Yibin Co. Ltd., Class A	657,423	5,532,279
Yonghui Superstores Co. Ltd., Class A	1,320,492	1,363,727

		37,042,593

Energy - 2.2%
China Merchants Energy Shipping Co. Ltd., Class A (a)	584,700	474,350
China Petroleum & Chemical Corp., Class A	3,628,215	3,306,831
China Shenhua Energy Co. Ltd., Class A (a)	498,240	1,505,063
Guanghui Energy Co. Ltd., Class A	1,087,834	707,725
Offshore Oil Engineering Co. Ltd., Class A	767,683	745,086
PetroChina Co. Ltd., Class A	1,679,321	2,065,375
Shaanxi Coal Industry Co. Ltd., Class A	1,031,908	1,341,116
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	545,400	907,332
Sinopec Oilfield Service Corp., Class A*(a)	630,200	302,375
Wintime Energy Co. Ltd., Class A	1,718,242	958,908
Yanzhou Coal Mining Co. Ltd., Class A	125,423	256,586

		12,570,747

Financials - 35.7%
Agricultural Bank of China Ltd., Class A	13,222,470	7,559,593
Anxin Trust Co. Ltd., Class A	628,180	1,229,857
Avic Capital Co. Ltd., Class A	1,548,690	1,442,040
Bank of Beijing Co. Ltd., Class A	5,056,745	5,858,803
Bank of China Ltd., Class A	7,300,900	4,683,400
Bank of Communications Co. Ltd., Class A	9,517,510	9,497,159
Bank of Guiyang Co. Ltd., Class A	233,000	556,873
Bank of Hangzhou Co. Ltd., Class A	142,080	322,121
Bank of Jiangsu Co. Ltd., Class A	439,600	585,991
Bank of Nanjing Co. Ltd., Class A	1,759,280	2,150,376
Bank of Ningbo Co. Ltd., Class A	878,283	2,119,089
Bank of Shanghai Co. Ltd., Class A	294,380	844,644
Bohai Financial Investment Holding Co. Ltd., Class A	639,800	678,212
Central China Securities Co. Ltd., Class A	271,300	406,902
Changjiang Securities Co. Ltd., Class A	1,140,527	1,743,454
China CITIC Bank Corp. Ltd., Class A	1,056,401	1,046,132
China Construction Bank Corp., Class A	2,323,470	2,462,967
China Everbright Bank Co. Ltd., Class A	5,495,087	3,500,002
China Galaxy Securities Co. Ltd., Class A	222,000	535,970
China Life Insurance Co. Ltd., Class A	576,781	2,560,225
China Merchants Bank Co. Ltd., Class A	3,572,957	14,494,260
China Merchants Securities Co. Ltd., Class A	789,927	2,340,755
China Minsheng Banking Corp. Ltd., Class A	8,188,935	10,431,606
China Pacific Insurance Group Co. Ltd., Class A	1,088,793	6,310,743
CITIC Securities Co. Ltd., Class A	2,722,195	7,525,760
Dongxing Securities Co. Ltd., Class A	377,122	1,095,776
Everbright Securities Co. Ltd., Class A	676,247	1,632,650
First Capital Securities Co. Ltd., Class A	139,780	244,198
Founder Securities Co. Ltd., Class A*	1,425,931	1,972,141
GF Securities Co. Ltd., Class A	1,022,525	2,950,919
Guosen Securities Co. Ltd., Class A	845,302	1,833,126
Guotai Junan Securities Co. Ltd., Class A	1,561,975	5,111,755
Guoyuan Securities Co. Ltd., Class A	611,102	1,352,115
Haitong Securities Co. Ltd., Class A	2,798,835	6,489,770
Huaan Securities Co. Ltd., Class A	372,900	638,456
Huatai Securities Co. Ltd., Class A	1,126,673	3,921,255
Huaxia Bank Co. Ltd., Class A	2,211,860	3,193,296
Industrial & Commercial Bank of China Ltd., Class A	7,471,226	6,684,799
Industrial Bank Co. Ltd., Class A	4,317,500	11,556,372
Industrial Securities Co. Ltd., Class A	1,623,848	2,115,354
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	70,000	162,312
New China Life Insurance Co. Ltd., Class A	289,323	2,696,622
Northeast Securities Co. Ltd., Class A	486,425	809,958
Orient Securities Co. Ltd., Class A	1,077,637	2,747,164

Pacific Securities Co. Ltd., Class A	2,341,433	1,533,946
Ping An Bank Co. Ltd., Class A	2,973,684	5,086,844
Ping An Insurance Group Co. of China Ltd., Class A	3,750,180	31,865,241
SDIC Essence Holdings Co. Ltd., Class A	378,400	948,568
Sealand Securities Co. Ltd., Class A	1,016,049	958,406
Shanghai Pudong Development Bank Co. Ltd., Class A	3,888,021	7,494,085
Shanxi Securities Co. Ltd., Class A	586,598	1,087,067
Shenwan Hongyuan Group Co. Ltd., Class A	2,067,331	1,906,154
Sinolink Securities Co. Ltd., Class A	730,930	1,327,935
SooChow Securities Co. Ltd., Class A	830,994	1,600,465
Southwest Securities Co. Ltd., Class A	976,532	915,207
Western Securities Co. Ltd., Class A	603,655	1,479,362

		204,298,252

Health Care - 4.4%
Beijing Tongrentang Co. Ltd., Class A	190,322	931,392
Dong-E-E-Jiao Co. Ltd., Class A	181,619	1,717,559
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	191,323	805,146
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	148,656	380,765
Huadong Medicine Co. Ltd., Class A	168,112	1,204,351
Hualan Biological Engineering, Inc., Class A	190,186	813,628
Jiangsu Hengrui Medicine Co. Ltd., Class A	585,512	4,807,270
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	319,975	1,120,430
Kangmei Pharmaceutical Co. Ltd., Class A	1,027,056	3,239,679
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	418,426	1,051,443
Searainbow Holding Corp., Class A*(a)	198,798	779,047
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	27,100	285,996
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	347,084	1,540,115
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	399,452	1,411,449
Shanghai RAAS Blood Products Co. Ltd., Class A (a)	275,654	843,851
Tasly Pharmaceutical Group Co. Ltd., Class A	222,892	1,282,776
Yunnan Baiyao Group Co. Ltd., Class A	181,093	2,389,271
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	105,849	877,888

		25,482,056

Industrials - 14.8%
AECC Aero-Engine Control Co. Ltd., Class A	158,616	469,058
AECC Aviation Power Co. Ltd., Class A	338,082	1,505,811
Air China Ltd., Class A	680,434	956,556
Aurora Optoelectronics Co. Ltd., Class A*(a)	202,632	541,997
AVIC Aircraft Co. Ltd., Class A	479,278	1,378,067
AVIC Helicopter Co. Ltd., Class A	81,364	518,111
Beijing Orient Landscape & Environment Co. Ltd., Class A	370,000	1,043,661
Beijing Originwater Technology Co. Ltd., Class A	649,548	1,868,628
China Avionics Systems Co. Ltd., Class A	182,948	456,946
China Baoan Group Co. Ltd., Class A	742,930	966,673
China Communications Construction Co. Ltd., Class A	526,696	1,280,378
China CSSC Holdings Ltd., Class A*	237,809	912,056
China Eastern Airlines Corp. Ltd., Class A	1,014,565	1,073,940
China Gezhouba Group Co. Ltd., Class A	950,012	1,531,464
China High-Speed Railway Technology Co. Ltd., Class A	573,110	700,515
China National Chemical Engineering Co. Ltd., Class A	679,100	762,096
China Nuclear Engineering Corp. Ltd., Class A	184,200	354,204
China Railway Construction Corp. Ltd., Class A	1,591,570	3,007,380
China Railway Group Ltd., Class A	2,570,887	3,434,815
China Shipbuilding Industry Co. Ltd., Class A*(a)	2,306,194	2,318,015

China Southern Airlines Co. Ltd., Class A	1,204,260	1,601,638
China Spacesat Co. Ltd., Class A	203,040	846,449
China State Construction Engineering Corp. Ltd., Class A	5,186,451	7,857,425
CITIC Heavy Industries Co. Ltd., Class A*	599,300	478,051
COSCO SHIPPING Development Co. Ltd., Class A*	1,091,400	668,667
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,319,506	1,558,810
CRRC Corp. Ltd., Class A	3,370,946	5,081,391
CSSC Offshore and Marine Engineering Group Co. Ltd., Class A	115,193	484,244
Daqin Railway Co. Ltd., Class A	2,057,060	2,851,265
Eternal Asia Supply Chain Management Ltd., Class A(a)	506,900	628,865
Guangshen Railway Co. Ltd., Class A	1,172,350	928,052
Guoxuan High-Tech Co. Ltd., Class A	182,304	834,373
Hainan Airlines Holding Co. Ltd., Class A	2,270,000	1,136,015
Han’s Laser Technology Industry Group Co. Ltd., Class A	294,737	1,751,679
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	379,400	348,094
Jiangsu Zhongtian Technology Co. Ltd., Class A	740,068	1,320,968
Jihua Group Corp. Ltd., Class A	459,300	616,431
Luxshare Precision Industry Co. Ltd., Class A (a)	424,958	1,349,804
Metallurgical Corp. of China Ltd., Class A	1,839,900	1,414,642
NARI Technology Co. Ltd., Class A	500,542	1,284,356
Ningbo Zhoushan Port Co. Ltd., Class A	1,362,900	1,242,176
Power Construction Corp. of China Ltd., Class A	1,589,906	1,974,694
Sany Heavy Industry Co. Ltd., Class A	1,326,244	1,574,816
SF Holding Co. Ltd., Class A	76,300	588,036
Shanghai Construction Group Co. Ltd., Class A	1,518,911	891,431
Shanghai Electric Group Co. Ltd., Class A*	1,077,403	1,352,860
Shanghai International Airport Co. Ltd., Class A	332,274	1,967,714
Shanghai International Port Group Co. Ltd., Class A	1,122,553	1,109,939
Shanghai Tunnel Engineering Co. Ltd., Class A	643,834	989,072
Shenzhen Inovance Technology Co. Ltd., Class A	342,534	1,371,362
Siasun Robot & Automation Co. Ltd., Class A*	374,453	1,272,008
Spring Airlines Co. Ltd., Class A	82,627	432,551
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	548,145	936,836
TBEA Co. Ltd., Class A	1,293,797	1,969,900
Tus-Sound Environmental Resources Co. Ltd., Class A	180,006	925,131
Weichai Power Co. Ltd., Class A	1,677,518	1,831,657
XCMG Construction Machinery Co. Ltd., Class A	1,453,572	839,859
Xiamen C & D, Inc., Class A	486,181	946,689
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	701,745	1,275,977
YTO Express Group Co. Ltd., Class A	114,900	325,667
Zhejiang Chint Electrics Co. Ltd., Class A	148,600	433,128
Zhengzhou Yutong Bus Co. Ltd., Class A	458,900	1,446,132
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,515,403	1,054,837

		84,874,062

Information Technology - 8.9%
Aisino Corp., Class A	385,395	1,153,713
Beijing Shiji Information Technology Co. Ltd., Class A	112,440	392,016
Beijing Xinwei Technology Group Co. Ltd., Class A (a)	430,545	1,082,797
BOE Technology Group Co. Ltd., Class A	8,232,474	4,781,605
China Security & Fire Co. Ltd., Class A *(a)	266,421	599,543
DHC Software Co. Ltd., Class A	652,308	989,230
Digital China Information Service Co. Ltd., Class A (a)	82,200	216,671
Dongxu Optoelectronic Technology Co. Ltd., Class A	824,200	1,272,404
East Money Information Co. Ltd., Class A	888,140	1,998,757
Fiberhome Telecommunication Technologies Co. Ltd., Class A	183,602	745,367
Focus Media Information Technology Co. Ltd., Class A	581,526	826,330
GoerTek, Inc., Class A	672,242	2,202,033
GRG Banking Equipment Co. Ltd., Class A	422,550	506,873

Guangzhou Haige Communications Group, Inc. Co., Class A	552,340	944,844
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	14,901	166,114
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,278,679	6,234,289
Hithink RoyalFlush Information Network Co. Ltd., Class A	75,272	687,186
Hundsun Technologies, Inc., Class A	170,833	1,330,063
Iflytek Co. Ltd., Class A	337,319	2,916,328
Inspur Electronic Information Industry Co. Ltd., Class A	269,727	711,735
Jiangsu Protruly Vision Technology Group Co. Ltd., Class A*(a)	335,800	562,836
Leshi Internet Information & Technology Corp. Beijing, Class A (a)	678,612	1,756,378
Neusoft Corp., Class A	298,707	767,367
Ourpalm Co. Ltd., Class A	661,300	789,256
Sanan Optoelectronics Co. Ltd., Class A	846,976	2,520,081
Shanghai 2345 Network Holding Group Co. Ltd., Class A	683,130	840,173
Shenzhen Huiding Technology Co. Ltd., Class A	18,000	248,595
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	170,979	470,613
Shenzhen O-film Tech Co. Ltd., Class A	658,462	2,127,937
Suzhou Victory Precision Manufacture Co. Ltd., Class A (a)	425,834	569,507
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A (a)	421,127	587,180
Tsinghua Tongfang Co. Ltd., Class A (a)	493,344	1,149,375
Tsinghua Unisplendour Co. Ltd., Class A	50,300	443,646
Unigroup Guoxin Co. Ltd., Class A	124,731	533,418
Wangsu Science & Technology Co. Ltd., Class A	504,461	861,411
Wonders Information Co. Ltd., Class A	243,771	568,199
Yonyou Network Technology Co. Ltd., Class A	259,089	820,004
Youzu Interactive Co. Ltd., Class A	118,594	467,427
Zhejiang Dahua Technology Co. Ltd., Class A	500,455	1,869,278
ZTE Corp., Class A*	822,217	2,975,098

		50,685,677

Materials - 7.2%
Aluminum Corp. of China Ltd., Class A*	2,278,052	2,767,201
Anhui Conch Cement Co. Ltd., Class A	692,356	2,465,313
Baoshan Iron & Steel Co. Ltd., Class A	3,051,442	3,794,577
BBMG Corp., Class A	1,151,900	1,210,577
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	307,790	1,504,853
Beijing Shougang Co. Ltd., Class A*	538,169	603,941
China Hainan Rubber Industry Group Co. Ltd., Class A*	543,900	546,036
China Molybdenum Co. Ltd., Class A	916,190	1,046,224
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	754,218	2,069,092
Hesteel Co. Ltd., Class A	1,469,778	1,065,428
Hubei Biocause Pharmaceutical Co. Ltd., Class A	436,600	635,622
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	4,737,207	2,004,338
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,169,070	955,595
Jiangsu Bicon Pharmaceutical Listed Co., Class A	159,195	667,769
Jiangxi Copper Co. Ltd., Class A	357,195	1,058,460
Jinduicheng Molybdenum Co. Ltd., Class A*	339,704	469,314
Kangde Xin Composite Material Group Co. Ltd., Class A (a)	850,278	2,556,212
Kingenta Ecological Engineering Group Co. Ltd., Class A	543,702	673,639
Qinghai Salt Lake Industry Co. Ltd., Class A	479,909	847,143
Shandong Gold Mining Co. Ltd., Class A	256,743	1,270,847
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,900	155,867
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	572,738	1,129,999
Sinopec Shanghai Petrochemical Co. Ltd., Class A	754,332	738,992
Tianqi Lithium Corp., Class A	206,374	2,185,140

Tongling Nonferrous Metals Group Co. Ltd., Class A*	2,180,120	1,031,524
Wanhua Chemical Group Co. Ltd., Class A	472,171	2,579,931
Xiamen Tungsten Co. Ltd., Class A	150,951	789,539
Zhejiang Longsheng Group Co. Ltd., Class A	784,788	1,322,242
Zhongjin Gold Corp. Ltd., Class A	590,371	998,261
Zijin Mining Group Co. Ltd., Class A	3,594,751	2,044,300

		41,187,976

Real Estate - 5.2%
Beijing Capital Development Co. Ltd., Class A	356,986	609,585
China Fortune Land Development Co. Ltd., Class A	407,524	2,006,071
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	819,759	2,358,294
China Vanke Co. Ltd., Class A	2,355,727	8,298,864
Financial Street Holdings Co. Ltd., Class A	410,415	737,541
Future Land Holdings Co. Ltd., Class A	311,335	847,494
Gemdale Corp., Class A	778,452	1,383,579
Greenland Holdings Corp. Ltd., Class A	1,261,227	1,457,446
Poly Real Estate Group Co. Ltd., Class A	2,464,317	3,853,006
RiseSun Real Estate Development Co. Ltd., Class A	601,820	930,917
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	252,590	937,717
Shanghai SMI Holding Co. Ltd., Class A*	436,664	686,706
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	268,200	702,418
Suning Universal Co. Ltd., Class A	515,290	433,700
Sunshine City Group Co. Ltd., Class A	554,097	493,252
Xinhu Zhongbao Co. Ltd., Class A*	1,486,246	991,717
Youngor Group Co. Ltd., Class A	740,920	1,143,835
Zhejiang China Commodities City Group Co. Ltd., Class A	938,183	1,027,234
Zhongtian Financial Group Co. Ltd., Class A (a)	919,500	1,032,463

		29,931,839

Telecommunication Services - 0.8%
China United Network Communications Ltd., Class A*	2,935,115	3,578,703
Dr Peng Telecom & Media Group Co. Ltd., Class A	391,028	1,031,221

		4,609,924

Utilities - 2.4%
Beijing Capital Co. Ltd., Class A	835,212	841,025
China National Nuclear Power Co. Ltd., Class A	1,617,800	1,894,029
China Yangtze Power Co. Ltd., Class A	2,286,310	5,193,874
GD Power Development Co. Ltd., Class A (a)	2,955,200	1,534,449
SDIC Power Holdings Co. Ltd., Class A	1,410,180	1,591,080
Shanghai Electric Power Co. Ltd., Class A	300,900	524,308
Sichuan Chuantou Energy Co. Ltd., Class A	760,740	1,117,904
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,406,690	1,166,891

		13,863,560

TOTAL COMMON STOCKS
(Cost $439,939,604)		566,136,461

TOTAL INVESTMENTS - 98.9%
(Cost $439,939,604)		566,136,461
Other assets and liabilities, net - 1.1%		6,355,613

NET ASSETS - 100.0%		572,492,074

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$543,400,376	$–	$22,736,085	$566,136,461

TOTAL	$543,400,376	$–	$22,736,085	$566,136,461

(b)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2017	$18,009,364
Purchases	2,998,910
Sales	(431,924)
Realized gain (loss)	9,503
Change in unrealized gain (loss)	816,397
Transfers into Level 3 (c)	10,110,684
Transfer out of Level 3 (c)	(8,776,849)
Balance at August 31, 2017	22,736,085
Change in unrealized gain (loss) related to investments still held at August 31, 2017	816,397

(c)	During the period ended August 31, 2017, the amount of transfers between Level 1 and Level 3 was $ 10,110,684 and between Level 3 and Level 1 was $ 8,776,849. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value at	Valuation
Asset Class	8/31/2017	Technique	Unobservable Input
Common Stock: Consumer Discretionary	$2,345,307	Market Approach	Last traded price adjusted for proxy.
Common Stock: Energy	2,281,788	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	1,622,898	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	4,838,681	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	6,524,287	Market Approach	Last traded price adjusted for proxy.
Common Stock: Materials	2,556,212	Market Approach	Last traded price adjusted for proxy.
Common Stock: Real Estate	1,032,463	Market Approach	Last traded price adjusted for proxy.
Common Stock: Utlities	1,534,449	Market Approach	Last traded price adjusted for proxy.

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -3% to 15% with a weighted average range of approximately 4.4%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 11.9%
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	34,800	$51,297
Beijing HualuBaina Film & TV Co. Ltd., Class A (a)	12,000	37,975
Beiqi Foton Motor Co. Ltd., Class A	162,600	71,509
Besttone Holdings Co. Ltd., Class A	8,300	23,966
Changjiang Publishing & Media Co. Ltd., Class A	22,000	26,157
Chengdu B-Ray Media Co. Ltd., Class A	27,000	26,328
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	1,000	5,837
China CYTS Tours Holding Co. Ltd., Class A	21,100	66,621
Chongqing Department Store Co. Ltd., Class A	8,500	33,502
Chongqing Zongshen Power Machinery Co. Ltd., Class A (a)	26,300	29,816
Dashang Co. Ltd., Class A	6,500	38,444
DongFeng Automobile Co. Ltd., Class A	30,500	27,290
Eastern Gold Jade Co. Ltd., Class A	24,600	38,649
Eastern Pioneer Driving School Co. Ltd., Class A	4,300	21,245
Elec-Tech International Co. Ltd., Class A*	37,200	26,627
Gansu Gangtai Holding Group Co. Ltd., Class A	20,800	43,688
Global Top E-Commerce Co. Ltd., Class A	15,400	46,755
Guangdong Advertising Group Co. Ltd., Class A	42,584	44,818
Guangdong Chj Industry Co. Ltd., Class A*	15,600	26,686
Guangxi Radio and Television Information Network Corp. Ltd., Class A	11,600	14,144
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	10,800	20,538
Haima Automobile Group Co. Ltd., Class A*	40,100	30,224
Hang Zhou Great Star Industrial Co. Ltd., Class A	19,453	44,605
Hefei Department Store Group Co. Ltd., Class A	19,900	26,074
Hunan Friendship & Apollo Commercial Co. Ltd., Class A	24,700	24,048
Jason Furniture Hangzhou Co. Ltd., Class A	2,800	23,087
Jiangsu Hongtu High Technology Co. Ltd., Class A	33,600	52,280
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	26,500	38,741
Jiangsu Sunshine Co. Ltd., Class A*	52,300	27,601
Jinzhou Cihang Group Co. Ltd., Class A	31,400	37,380
Jishi Media Co. Ltd., Class A	79,600	42,491
Joyoung Co. Ltd., Class A*	11,600	34,092
KingClean Electric Co. Ltd., Class A	3,000	21,801
Lifan Industry Group Co. Ltd., Class A	24,000	30,209
Loncin Motor Co. Ltd., Class A	38,750	45,249
Luthai Textile Co. Ltd., Class A	16,500	29,877
Meisheng Cultural & Creative Corp. Ltd., Class A	10,260	27,198
NanJi E-Commerce Co. Ltd., Class A*	26,700	59,076
Nanjing Central Emporium, Class A	22,000	26,991
NavInfo Co. Ltd., Class A	32,350	125,689
Ningbo Huaxiang Electronic Co. Ltd., Class A	15,600	50,627
Ningbo Joyson Electronic Corp., Class A	13,300	65,733
Ningbo Peacebird Fashion Co. Ltd., Class A	2,000	8,077
Ningbo Tuopu Group Co. Ltd., Class A*	7,800	35,060
Rastar Group, Class A	21,600	25,714
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A	13,500	21,353
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	5,500	24,947
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A*	48,050	28,710
Shanghai New World Co. Ltd., Class A	14,342	26,469
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A (a)	42,700	79,845
Shenzhen Fenda Technology Co. Ltd., Class A	14,100	30,920

Shenzhen Tellus Holding Co. Ltd., Class A*	1,800	12,802
Shijiazhuang Changshan Textile Co. Ltd., Class A	24,050	38,150
Sichuan Changhong Electric Co. Ltd., Class A	128,600	70,988
Sichuan Chengfei Integration Technology Corp., Class A	6,300	24,993
Sinomach Automobile Co. Ltd., Class A	10,950	20,840
Sou Yu Te Group Co. Ltd., Class A	33,124	35,163
Suofeiya Home Collection Co. Ltd., Class A	19,900	118,994
Time Publishing and Media Co. Ltd., Class A*	7,100	15,871
UTour Group Co. Ltd., Class A	15,400	29,029
Visual China Group Co. Ltd., Class A*	10,000	27,115
Wangfujing Group Co. Ltd., Class A	11,630	28,519
Weifu High-Technology Group Co. Ltd., Class A	17,500	66,958
Wuhan Department Store Group Co. Ltd., Class A	14,509	39,209
Wuxi Little Swan Co. Ltd., Class A	7,905	53,742
Xinhua Winshare Publishing and Media Co. Ltd., Class A	3,500	7,818
Xinhuanet Co. Ltd., Class A	5,250	24,100
Yantai Tayho Advanced Materials Co. Ltd., Class A	16,400	33,501
Yihua Lifestyle Technology Co. Ltd., Class A	41,400	67,115
Yotrio Group Co. Ltd., Class A	38,740	38,246
Zhejiang Aokang Shoes Co. Ltd., Class A	6,000	16,469
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	18,200	51,778
Zhejiang Orient Holdings Co., Class A	12,100	47,360
Zhejiang Yasha Decoration Co. Ltd., Class A	29,400	39,859

		2,774,679

Consumer Staples - 5.8%
Angel Yeast Co. Ltd., Class A	15,200	54,285
Anhui Gujing Distillery Co. Ltd., Class A	4,200	32,993
Anhui Kouzi Distillery Co. Ltd., Class A	10,800	73,997
Anhui Yingjia Distillery Co. Ltd., Class A	8,700	25,675
Beijing Shunxin Agriculture Co. Ltd., Class A	15,000	44,995
Beijing Yanjing Brewery Co. Ltd., Class A	49,000	48,821
Better Life Commercial Chain Share Co. Ltd., Class A	8,530	16,325
Bright Dairy & Food Co. Ltd., Class A	21,900	43,175
By-health Co. Ltd., Class A	25,600	56,759
Chuying Agro-pastora Group Co. Ltd., Class A	65,500	46,487
Gansu Yasheng Industrial Group Co. Ltd., Class A	57,000	38,985
Guangdong Haid Group Co. Ltd., Class A	22,100	63,276
Hebei Chengde Lolo Co., Class A	22,441	31,616
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*(a)	60,120	38,040
Jiangsu King’s Luck Brewery JSC Ltd., Class A	13,700	32,660
Jonjee High-Tech Industrial And Commercial Holding Co. Ltd., Class A	19,900	65,065
Laobaixing Pharmacy Chain JSC, Class A	3,900	29,791
Opple Lighting Co. Ltd., Class A	2,200	14,069
Qinghai Huzhu Barley Wine Co. Ltd., Class A	6,900	18,887
Shandong Denghai Seeds Co. Ltd., Class A	12,950	26,198
Shanghai Feilo Acoustics Co. Ltd., Class A	25,400	36,632
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	1,800	16,523
Shanghai Jahwa United Co. Ltd., Class A	18,800	87,897
Shanghai Maling Aquarius Co. Ltd., Class A*	23,200	35,113
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,100	64,240
Shenzhen Agricultural Products Co. Ltd., Class A (a)	23,600	33,879
Teamax Smart City Technology Corp. Ltd., Class A (a)	2,600	7,192
Toly Bread Co. Ltd., Class A	1,700	9,247
Tsingtao Brewery Co. Ltd., Class A	12,100	58,829
V V Food & Beverage Co. Ltd., Class A	42,700	34,708
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A	18,400	22,741

Yuan Longping High-tech Agriculture Co. Ltd., Class A	27,100	95,017
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd., Class A	9,300	27,375
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	18,560	27,105

		1,358,597

Energy - 2.3%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A*	19,300	37,054
Changzheng Engineering Co. Ltd., Class A	4,700	16,914
Datong Coal Industry Co. Ltd., Class A*	30,700	35,197
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	52,000	31,780
Geo-Jade Petroleum Corp., Class A	41,340	32,663
Guizhou Panjiang Refined Coal Co. Ltd., Class A	25,300	32,612
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	25,000	53,381
Jizhong Energy Resources Co. Ltd., Class A	40,200	43,040
Oriental Energy Co. Ltd., Class A	29,800	52,242
PetroChina Jinhong Energy Investment Co. Ltd., Class A	12,800	32,184
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	43,700	74,953
Yang Quan Coal Industry Group Co. Ltd., Class A*	43,900	56,722
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,500	40,100

		538,842

Financials - 1.2%
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	7,300	13,550
Shaanxi International Trust Co. Ltd., Class A	53,800	45,282
Shanghai AJ Group Co. Ltd., Class A*	51,980	111,936
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A	23,600	112,880

		283,648

Health Care - 11.1%
Autobio Diagnostics Co. Ltd., Class A	1,400	9,577
Beijing SL Pharmaceutical Co. Ltd., Class A	15,000	59,758
Beijing Tiantan Biological Products Corp. Ltd., Class A	11,700	58,552
Changchun High & New Technology Industries, Inc., Class A	4,800	98,561
China Animal Husbandry Industry Co. Ltd., Class A	8,200	23,354
China National Accord Medicines Corp. Ltd., Class A	5,400	56,513
China National Medicines Corp. Ltd., Class A	10,600	50,138
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	15,600	50,154
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	13,700	59,046
Chongqing Zhifei Biological Products Co. Ltd., Class A	17,500	63,853
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	18,462	56,387
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	17,000	30,627
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	35,550	44,909
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	23,300	47,808
Hainan Haiyao Co. Ltd., Class A	28,846	57,044
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	32,350	34,439
Harbin Pharmaceutical Group Co. Ltd., Class A	55,820	49,436
HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	6,200	15,561
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	8,400	44,687
Humanwell Healthcare Group Co. Ltd., Class A	32,500	90,786
Hybio Pharmaceutical Co. Ltd., Class A	16,400	41,037
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	15,948	39,108
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	18,285	56,928

Jiangzhong Pharmaceutical Co. Ltd., Class A	6,306	29,502
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	18,700	19,057
Jinyu Bio-Technology Co. Ltd., Class A	22,000	110,599
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	28,200	40,542
KPC Pharmaceuticals, Inc., Class A	19,498	31,875
Livzon Pharmaceutical Group, Inc., Class A	6,422	47,799
Mayinglong Pharmaceutical Group Co. Ltd., Class A	10,700	32,713
Pengqi Technology Development Co. Ltd., Class A	38,500	74,149
Realcan Pharmaceutical Co. Ltd., Class A	16,330	36,206
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A*	24,804	27,986
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	15,000	39,513
Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A (a)	13,600	41,784
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	58,150	53,616
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	16,800	43,362
Shinva Medical Instrument Co. Ltd., Class A	11,969	32,509
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	30,100	79,563
Sichuan Languang Development Co. Ltd., Class A	31,300	44,666
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	63,000	42,897
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	10,462	28,336
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A* (a)	13,400	28,932
Winning Health Technology Group Co. Ltd., Class A	39,919	48,309
Xiangxue Pharmaceutical Co. Ltd., Class A*	17,710	26,830
Yifan Pharmaceutical Co. Ltd., Class A	23,000	72,201
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	46,040	48,455
Zhejiang Dian Diagnostics Co. Ltd., Class A	11,440	47,588
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	21,200	40,445
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	21,883	70,420
Zhejiang Medicine Co. Ltd., Class A	21,000	32,738
Zhejiang NHU Co. Ltd., Class A	19,000	63,534
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	23,050	28,943
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*	11,600	41,446
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	19,640	32,554

		2,577,332

Industrials - 22.4%
Avic Aviation High-Technology Co. Ltd., Class A*	15,300	26,497
AVIC Electromechanical Systems Co. Ltd., Class A	35,077	58,248
Avic Heavy Machinery Co. Ltd., Class A	16,500	36,458
Beijing Changjiu Logistics Corp., Class A	1,000	4,641
Beijing New Building Materials PLC, Class A	31,200	79,489
Beijing Shouhang Resources Saving Co. Ltd., Class A	43,355	54,308
Beijing SPC Environment Protection Tech Co. Ltd., Class A	22,300	65,945
Beijing Watertek Information Technology Co. Ltd., Class A	20,900	50,205
BlueFocus Communication Group Co. Ltd., Class A	44,700	51,993
Camel Group Co. Ltd., Class A	15,100	33,639
Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	42,100	31,922
Changyuan Group Ltd., Class A	47,340	128,650
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*(a)	11,200	26,404
China Aerospace Times Electronics Co. Ltd., Class A*	57,000	79,439
China CAMC Engineering Co. Ltd., Class A	16,282	51,359

China International Marine Containers Group Co. Ltd., Class A	26,300	75,501
China Meheco Co. Ltd., Class A	18,700	67,891
China Railway Hi-tech Industry Co. Ltd., Class A	31,000	68,684
China Railway Tielong Container Logistics Co. Ltd., Class A	32,500	70,972
Citic Offshore Helicopter Co. Ltd., Class A*(a)	16,301	28,285
CMST Development Co. Ltd., Class A	40,200	56,513
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	49,900	50,399
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A*	32,500	34,500
Dalian Port PDA Co. Ltd., Class A	113,220	51,510
Dazhong Transportation Group Co. Ltd., Class A	44,450	37,142
Dongjiang Environmental Co. Ltd., Class A	17,500	42,038
Fangda Carbon New Material Co. Ltd., Class A	37,700	185,238
Far East Smarter Energy Co. Ltd., Class A	24,300	25,354
Foshan Electrical and Lighting Co. Ltd., Class A	22,540	31,037
Fujian Longking Co. Ltd., Class A	29,800	68,466
Galaxy Biomedical Investment Co. Ltd., Class A*(a)	24,100	41,672
Gem-Year Industrial Co. Ltd., Class A*	18,300	27,891
Guangxi Liugong Machinery Co. Ltd., Class A	28,800	39,876
Guangzhou Guangri Stock Co. Ltd., Class A	15,900	28,067
Guosheng Financial Holding, Inc., Class A	15,620	50,645
Hefei Meiya Optoelectronic Technology, Inc., Class A	9,800	27,524
Henan Pinggao Electric Co. Ltd., Class A	24,700	44,875
Henan Senyuan Electric Co. Ltd., Class A	13,600	31,659
Hunan Corun New Energy Co. Ltd., Class A*	35,647	47,950
Inner Mongolia First Machinery Group Co. Ltd., Class A	23,600	49,282
Jangho Group Co. Ltd., Class A	16,800	26,624
Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd., Class A*	39,600	42,338
Jiangsu Yueda Investment Co. Ltd., Class A	26,000	30,203
Jiangsu Zhongli Group Co. Ltd., Class A	11,600	24,417
Jiangsu Zongyi Co. Ltd., Class A*	27,700	32,009
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	15,900	42,462
Jiangxi Special Electric Motor Co. Ltd., Class A	40,900	84,974
Jinlong Machinery & Electronics Co. Ltd., Class A	12,100	28,149
Keda Clean Energy Co. Ltd., Class A	41,200	60,918
Lanzhou LS Heavy Equipment Co. Ltd., Class A	11,600	19,509
Mesnac Co. Ltd., Class A*	23,200	32,192
Minmetals Development Co. Ltd., Class A*	15,800	33,641
Montnets Rongxin Technology Group Co. Ltd., Class A	18,000	30,436
Neoglory Prosperity, Inc., Class A*	9,700	24,022
North Industries Group Red Arrow Co. Ltd., Class A*	21,047	36,195
North Navigation Control Technology Co. Ltd., Class A	31,100	72,962
Orient Group, Inc., Class A*	67,990	52,688
Palm Eco-Town Development Co. Ltd., Class A	32,150	50,950
Pubang Landscape Architecture Co. Ltd., Class A(a)	30,219	25,915
Qingdao TGOOD Electric Co. Ltd., Class A	17,300	41,662
Rizhao Port Co. Ltd., Class A	65,600	45,364
Shaanxi J&R Optimum Energy Co. Ltd., Class A	25,400	38,635
Shanghai Lansheng Corp., Class A	7,700	20,914
Shanghai Lingang Holdings Corp. Ltd., Class A*	10,600	41,184
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	11,500	34,636
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	19,699	32,562
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	12,800	34,940
Shanghai Zhixin Electric Co. Ltd., Class A	24,760	27,035

Shantui Construction Machinery Co. Ltd., Class A*	36,200	32,939
Shenwu Environmental Technology Co. Ltd., Class A (a)	21,104	79,645
Shenzhen Airport Co. Ltd., Class A	37,300	50,796
Shenzhen Desay Battery Technology Co., Class A	4,300	35,755
Shenzhen Glory Medical Co. Ltd., Class A	12,787	18,946
Shenzhen Grandland Group Co. Ltd., Class A	22,100	31,169
Shenzhen Hifuture Electric Co. Ltd., Class A*(a)	30,200	81,536
Shenzhen Hongtao Decoration Co. Ltd., Class A	30,860	29,998
Shenzhen Tagen Group Co. Ltd., Class A	22,020	40,506
Shuangliang Eco-Energy Systems Co. Ltd., Class A	29,800	23,455
Sichuan Road & Bridge Co. Ltd., Class A	64,400	44,534
Sieyuan Electric Co. Ltd., Class A	19,380	41,557
Sinochem International Corp., Class A	38,200	63,550
Sinoma International Engineering Co., Class A	38,650	49,645
Sinotrans Air Transportation Development Co. Ltd., Class A	12,800	36,649
SPIC Yuanda Environmental-Protection Co. Ltd., Class A	14,322	23,175
STO Express Co. Ltd., Class A	10,600	43,419
Sufa Technology Industry Co. Ltd. CNNC, Class A	11,620	31,719
Sungrow Power Supply Co. Ltd., Class A	25,100	48,418
Suzhou Anjie Technology Co. Ltd., Class A	10,150	62,909
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A*	15,500	66,051
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	18,200	74,245
Taiyuan Heavy Industry Co. Ltd., Class A*	64,400	38,675
TangShan Port Group Co. Ltd., Class A	79,380	65,487
Tian Di Science & Technology Co. Ltd., Class A	57,600	43,675
Tianjin Benefo Tejing Electric Co. Ltd., Class A(a)	13,350	14,103
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	15,200	41,215
Tianjin Port Co. Ltd., Class A	29,200	53,670
Tianjin Teda Co. Ltd., Class A	37,800	31,356
Tianjin Tianhai Investment Co. Ltd., Class A*	47,100	44,714
Tianma Bearing Group Co. Ltd., Class A*	25,700	42,677
Wolong Electric Group Co. Ltd., Class A	24,365	27,306
Xiamen ITG Group Corp. Ltd., Class A	42,548	77,300
Xiangtan Electric Manufacturing Co. Ltd., Class A	21,300	39,989
Xingyuan Environment Technology Co. Ltd., Class A	17,800	76,177
Xinjiang Machinery Research Institute Co. Ltd., Class A	27,100	50,385
Xinjiang Urban Construction Group Co. Ltd., Class A*	19,600	32,369
XJ Electric Co. Ltd., Class A	22,300	57,017
Yunda Holding Co. Ltd., Class A	3,719	24,686
Zhefu Holding Group Co. Ltd., Class A	55,100	40,359
Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	19,200	31,213
Zhejiang Kaishan Compressor Co. Ltd., Class A	12,000	34,940
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	32,480	79,056
Zhejiang Wanma Co. Ltd., Class A*	20,762	36,366
Zhejiang Weiming Environment Protection Co. Ltd., Class A	4,950	16,049
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A (a)	33,300	38,520
Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	35,081

		5,212,705

Information Technology - 16.8%
Accelink Technologies Co. Ltd., Class A	11,100	35,215
Addsino Co. Ltd., Class A	34,900	61,500
AVIC Jonhon OptronicTechnology Co. Ltd., Class A	14,313	72,020
Beijing Dahao Technology Corp. Ltd., Class A	2,000	8,917
Beijing Lanxum Technology Co. Ltd., Class A	15,800	30,047

Beijing Orient National Communication Science & Technology Co. Ltd., Class A	21,919	47,733
Beijing Philisense Technology Co. Ltd., Class A	29,900	39,177
Beijing Sinnet Technology Co. Ltd., Class A	30,200	59,630
Beijing Teamsun Technology Co. Ltd., Class A	32,260	46,770
Beijing Ultrapower Software Co. Ltd., Class A	47,800	55,092
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	31,100	79,093
Bluedon Information Security Technology Co. Ltd., Class A	17,000	28,668
Bright Oceans Inter-Telecom Corp., Class A	16,100	27,883
China Greatwall Technology Group Co. Ltd., Class A*	63,719	81,266
China National Software & Service Co. Ltd., Class A	10,800	30,316
China TransInfo Technology Co. Ltd., Class A (a)	23,000	49,250
China Wafer Level CSP Co. Ltd., Class A	3,900	16,826
CPT Technology Group Co. Ltd., Class A	19,200	16,742
Dalian Zeus Entertainment Group Co. Ltd., Class A	15,680	50,364
Datang Telecom Technology Co. Ltd., Class A*	22,500	51,523
Dawning Information Industry Co. Ltd., Class A	13,400	58,362
Eastern Communications Co. Ltd., Class A	17,992	19,099
EGing Photovoltaic Technology Co. Ltd., Class A	31,020	23,050
Focus Technology Co. Ltd., Class A	4,000	15,960
Fujian Newland Computer Co. Ltd., Class A	22,940	83,736
Fujian Star-net Communication Co. Ltd., Class A	13,500	38,673
G-bits Network Technology Xiamen Co. Ltd., Class A	700	23,457
GCI Science & Technology Co. Ltd., Class A	11,200	34,225
Glodon Co. Ltd., Class A	23,400	66,395
Guangdong East Power Co. Ltd., Class A (a)	24,000	33,519
Guangdong Ellington Electronics Technology Co. Ltd., Class A	7,400	15,902
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	25,700	36,714
Guomai Technologies, Inc., Class A	14,900	21,105
Hangzhou First Applied Material Co. Ltd., Class A	2,900	13,550
Hangzhou Shunwang Technology Co. Ltd., Class A	14,900	48,265
Hangzhou Silan Microelectronics Co. Ltd., Class A	27,080	27,022
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	31,000	42,828
Hengtong Optic-electric Co. Ltd., Class A	34,300	148,142
Hexing Electrical Co. Ltd., Class A	3,900	24,982
Holitech Technology Co. Ltd., Class A	43,500	71,246
Huagong Tech Co. Ltd., Class A	22,900	55,252
Hytera Communications Corp. Ltd., Class A	24,300	55,829
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	34,300	86,035
Julong Co. Ltd., Class A	10,395	27,335
Kingnet Network Co. Ltd., Class A	7,400	42,790
Leyard Optoelectronic Co. Ltd., Class A	28,400	81,099
LONGi Green Energy Technology Co. Ltd., Class A	43,000	139,484
Nanjing Doron Technology Co. Ltd., Class A	6,600	11,921
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	94,700	40,786
NAURA Technology Group Co. Ltd., Class A	6,400	24,381
Ningbo Yunsheng Group Co. Ltd., Class A	13,900	40,451
North Electro-Optic Co. Ltd., Class A	7,000	21,401
People.cn Co. Ltd., Class A	19,200	42,307
Shanghai Aerospace Automobile Electromechanical Co., Class A	32,100	37,824
Shanghai Belling Co. Ltd., Class A	20,300	39,159
Shengyi Technology Co. Ltd., Class A	25,600	56,409
Shenzhen Aisidi Co. Ltd., Class A	11,300	19,296
Shenzhen Everwin Precision Technology Co. Ltd., Class A	19,480	104,577

Shenzhen Kaifa Technology Co. Ltd., Class A	26,000	36,275
Shenzhen Kinwong Electronic Co. Ltd., Class A	1,700	12,607
Shenzhen Laibao Hi-tech Co. Ltd., Class A	20,700	34,751
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	1,800	8,803
Shenzhen Sunway Communication Co. Ltd., Class A	28,200	177,819
Shenzhen Tat Fook Technology Co. Ltd., Class A (a)	14,140	55,060
Sinodata Co. Ltd., Class A	8,200	36,672
Skyworth Digital Co. Ltd., Class A	18,800	31,390
Taiji Computer Corp. Ltd., Class A	8,600	37,209
Talkweb Information System Co. Ltd., Class A	24,400	35,560
Tatwah Smartech Co. Ltd., Class A*	19,000	49,185
Telling Telecommunication Holding Co. Ltd., Class A*	21,500	34,952
Tianma Microelectronics Co. Ltd., Class A	30,200	107,901
Tongding Interconnection Information Co. Ltd., Class A	26,400	51,406
United Electronics Co. Ltd., Class A (a)	11,400	31,660
Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	54,825
Venustech Group, Inc., Class A	18,800	61,639
Vtron Group Co. Ltd., Class A*	20,600	42,674
Westone Information Industry, Inc., Class A	14,880	38,835
Wuhan Fingu Electronic Technology Co. Ltd., Class A*	8,200	11,279
Wuhan Guide Infrared Co. Ltd., Class A	7,000	21,422
Wuhu Token Science Co. Ltd., Class A	33,300	98,222
WUS Printed Circuit Kunshan Co. Ltd., Class A	42,740	29,945
Xiamen Faratronic Co. Ltd., Class A	5,200	44,397
YGSOFT, Inc., Class A	17,907	30,306
Zhejiang Crystal-Optech Co. Ltd., Class A	19,450	80,613

		3,916,007

Materials - 18.9%
Advanced Technology & Materials Co. Ltd., Class A*	21,404	32,362
Befar Group Co. Ltd., Class A	33,000	45,941
Beijing Lier High-temperature Materials Co. Ltd., Class A	23,300	22,155
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	19,108	102,638
Bengang Steel Plates Co. Ltd., Class A*	10,900	10,678
CEFC Anhui International Holding Co. Ltd., Class A	33,400	35,659
China Jushi Co. Ltd., Class A	62,968	98,261
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	43,300	52,597
Cofco Biochemical Co. Ltd., Class A*	35,285	68,707
CSG Holding Co. Ltd., Class A	38,525	50,303
Do-Fluoride Chemicals Co. Ltd., Class A	22,600	81,947
Elion Clean Energy Co. Ltd., Class A(a)	30,700	42,563
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	114,300	56,161
Gansu Qilianshan Cement Group Co. Ltd., Class A	24,100	39,472
GEM Co. Ltd., Class A	96,852	109,717
Guangdong HEC Technology Holding Co. Ltd., Class A*(a)	82,905	110,438
Guangdong Tapai Group Co. Ltd., Class A	12,500	26,084
Guangzhou Tinci Materials Technology Co. Ltd., Class A	5,600	36,127
Hangzhou Iron & Steel Co., Class A*	13,500	15,866
Hengyi Petrochemical Co. Ltd., Class A	17,700	44,182
Hongda Xingye Co. Ltd., Class A	35,578	42,570
Huapont Life Sciences Co. Ltd., Class A	49,650	59,106
Huaxin Cement Co. Ltd., Class A	18,580	37,898
Hubei Kaile Science & Technology Co. Ltd., Class A*	15,400	72,982
Hubei Xingfa Chemicals Group Co. Ltd., Class A	12,100	33,983
Hunan Gold Corp. Ltd., Class A	26,100	41,599
Inner Mongolia Xingye Mining Co. Ltd., Class A	21,100	33,310
Jiangsu Wuzhong Industrial Co., Class A	20,100	40,876
Jiangsu Yabang Dyestuff Co. Ltd., Class A	13,100	36,892

Jiangxi Ganfeng Lithium Co. Ltd., Class A	18,900	218,834
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	30,600	47,055
Jilin Yatai Group Co. Ltd., Class A*	58,500	47,019
Juli Sling Co. Ltd., Class A	23,500	33,143
Kingfa Sci & Tech Co. Ltd., Class A	56,800	48,668
Lianhe Chemical Technology Co. Ltd., Class A	20,759	40,327
Lomon Billions Group Co. Ltd., Class A	21,200	59,799
Luxi Chemical Group Co. Ltd., Class A*	36,400	54,925
Maanshan Iron & Steel Co. Ltd., Class A*	104,000	83,590
Nanjing Iron & Steel Co. Ltd., Class A*	72,500	66,078
Ningbo Shanshan Co. Ltd., Class A	20,000	65,089
Org Packaging Co. Ltd., Class A*(a)	51,650	54,981
Rising Nonferrous Metals Share Co. Ltd., Class A*	5,700	42,823
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A*	15,600	49,941
Shandong Chenming Paper Holdings Ltd., Class A	31,100	76,876
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	39,513	66,933
Shandong Iron and Steel Co. Ltd., Class A*	237,130	88,823
Shandong Jinjing Science & Technology Co. Ltd., Class A*	37,200	30,351
Shandong Nanshan Aluminum Co. Ltd., Class A	199,650	121,109
Shandong Sun Paper Industry JSC Ltd., Class A	52,900	68,912
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A*	8,900	16,547
Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,200	69,269
Shenghe Resources Holding Co. Ltd., Class A	29,200	108,225
Shenzhen Jinjia Group Co. Ltd., Class A	33,600	47,337
Sichuan Hebang Biotechnology Co. Ltd., Class A	122,980	42,335
Stanley Agricultural Group Co. Ltd., Class A	20,800	23,374
Tangshan Jidong Cement Co. Ltd., Class A*	24,700	67,012
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	37,100	72,522
Tibet Huayu Mining Co. Ltd., Class A	3,600	14,080
Tibet Mineral Development Co., Class A*	15,300	38,493
Tibet Summit Industry Co. Ltd., Class A	4,700	32,958
Tongkun Group Co. Ltd., Class A	13,500	30,996
Western Mining Co. Ltd., Class A	68,800	94,632
Xinjiang Tianshan Cement Co. Ltd., Class A	21,500	42,158
Xinjiang Zhongtai Chemical Co. Ltd., Class A	46,400	117,863
Xinxing Ductile Iron Pipes Co. Ltd., Class A	69,450	72,145
Yintai Resources Co. Ltd., Class A*	23,600	51,465
Yunnan Copper Co. Ltd., Class A*	31,000	71,223
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A*	18,100	32,444
Yunnan Tin Co. Ltd., Class A*	26,900	60,987
Zhejiang Huafeng Spandex Co. Ltd., Class A*	42,300	36,436
Zhejiang Huayou Cobalt Co. Ltd., Class A*	10,700	133,156
Zhejiang Juhua Co. Ltd., Class A	31,100	55,134
Zhejiang Runtu Co. Ltd., Class A	16,100	48,563
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	19,200	34,271
Zhongfu Straits Pingtan Development Co. Ltd., Class A*(a)	53,800	46,987
Zhuzhou Times New Material Technology Co. Ltd., Class A	16,700	28,745
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	32,315	60,375

		4,396,082

Real Estate - 5.6%
Beijing Homyear Capital Holdings Co. Ltd., Class A	39,600	57,531
Beijing Urban Construction Investment & Development Co. Ltd., Class A	32,800	71,379
China Sports Industry Group Co. Ltd., Class A	23,601	50,680
Chongqing Dima Industry Co. Ltd., Class A	50,800	40,599

Cinda Real Estate Co. Ltd., Class A	29,500	25,769
COFCO Property Group Co. Ltd., Class A (a)	40,000	50,222
Deluxe Family Co. Ltd., Class A	58,700	65,340
Greattown Holdings Ltd., Class A	39,700	45,154
Haining China Leather Market Co. Ltd., Class A	18,100	22,673
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	54,100	56,610
HNA Investment Group Co. Ltd., Class A*	41,900	28,975
Huafa Industrial Co. Ltd. Zhuhai, Class A	58,940	70,881
Huayuan Property Co. Ltd., Class A	36,830	24,184
Hubei Fuxing Science And Technology Co. Ltd., Class A	26,400	49,925
Jinke Properties Group Co. Ltd., Class A	96,300	73,020
Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,900	25,183
Macrolink Culturaltainment Development Co. Ltd., Class A	27,700	29,951
Myhome Real Estate Development Group Co. Ltd., Class A	93,500	48,068
Nanjing Gaoke Co. Ltd., Class A	19,700	46,844
Rongan Property Co. Ltd., Class A*	25,300	16,920
Shanghai Industrial Development Co. Ltd., Class A	21,720	23,419
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	12,300	33,576
Shenzhen Huaqiang Industry Co. Ltd., Class A	8,000	33,788
Shenzhen World Union Properties Consultancy, Inc., Class A	29,810	55,650
Shenzhen Zhenye Group Co. Ltd., Class A	34,700	44,466
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	27,300	29,850
Tahoe Group Co. Ltd., Class A	17,300	42,738
Tianjin Jinbin Development Co. Ltd., Class A*	47,100	32,142
Tibet Urban Development and Investment Co. Ltd., Class A	16,400	31,412
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A	25,940	27,143
Zhonghong Holding Co. Ltd., Class A	184,072	54,154

		1,308,246

Utilities - 3.4%
An Hui Wenergy Co. Ltd., Class A	39,330	33,938
Beijing Water Business Doctor Co. Ltd., Class A	22,100	61,835
CECEP Wind-Power Corp., Class A	57,800	33,922
Chengdu Xingrong Environment Co. Ltd., Class A	65,500	56,221
Chongqing Gas Group Corp. Ltd., Class A	6,700	9,795
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	53,000	63,416
Guangdong Golden Dragon Development, Inc., Class A	15,500	44,309
Guangzhou Development Group, Inc., Class A	29,700	33,375
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	46,100	32,159
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	106,100	51,971
Jointo Energy Investment Co. Ltd. Hebei, Class A	25,000	46,936
Kaidi Ecological and Environmental Technology Co. Ltd., Class A*	57,000	45,381
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	70,900	57,631
Shenergy Co. Ltd., Class A	98,600	91,660
Shenzhen Energy Group Co. Ltd., Class A	41,400	41,374
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A	18,000	32,620
Zhongshan Public Utilities Group Co. Ltd., Class A	30,760	51,592

		788,135

TOTAL COMMON STOCKS
(Cost $20,284,050)		23,154,273

TOTAL INVESTMENTS - 99.4%
(Cost $20,284,050)		$23,154,273
Other assets and liabilities, net - 0.6%		129,308

NET ASSETS - 100.0%		$23,283,581

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$22,046,050	$—	$1,108,223	$23,154,273

TOTAL	$22,046,050	$—	$1,108,223	$23,154,273

(b)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2017	$1,442,608
Purchases	118,305
Sales	(44,707)
Realized gain (loss)	8,186
Change in unrealized gain (loss)	64,045
Transfers into Level 3 (c)	263,168
Transfer out of Level 3 (c)	(743,382)
Balance at August 31, 2017	1,108,223
Change in unrealized gain (loss) related to investments still held at August 31, 2017	79,266

(c)	During the period ended August 31, 2017, the amount of transfers between Level 1 and Level 3 was $263,168 and between Level 3 and Level 1 was $743,382. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitave Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 8/31/2017	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$147,636	Market Approach	Last traded price adjusted for proxy.
Common Stock: Consumer Staples	79,111	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	70,716	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	336,080	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	169,489	Market Approach	Last traded price adjusted for proxy.
Common Stock: Materials	254,969	Market Approach	Last traded price adjusted for proxy.
Common Stock: Real Estate	50,222	Market Approach	Last traded price adjusted for proxy.

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -2% to 24% with a weighted average range of approximately 7.6%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All China Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 57.3%
Consumer Discretionary - 5.6%
Alibaba Pictures Group Ltd.*	59,832	$10,474
ANTA Sports Products Ltd.	3,814	15,010
BAIC Motor Corp. Ltd., Class H, 144A	5,519	4,915
Brilliance China Automotive Holdings Ltd.	13,137	33,990
BYD Co. Ltd., Class H	3,672	21,864
China Travel International Investment Hong Kong Ltd.	12,380	3,876
Ctrip.com International Ltd., ADR*	1,547	79,593
Dongfeng Motor Group Co. Ltd., Class H	12,101	15,709
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,056	6,554
Geely Automobile Holdings Ltd.	22,082	54,285
GOME Retail Holdings Ltd.	51,357	5,381
Great Wall Motor Co. Ltd., Class H	13,177	16,534
Guangzhou Automobile Group Co. Ltd., Class H	8,951	17,659
JD.com, Inc., ADR*	2,796	117,180
Minth Group Ltd.	3,173	14,615
New Oriental Education & Technology Group, Inc., ADR*	551	45,044
Nexteer Automotive Group Ltd.*	4,414	7,332
Shenzhou International Group Holdings Ltd.	2,065	16,543
Skyworth Digital Holdings Ltd.	5,952	2,761
TAL Education Group, ADR	1,052	32,012
Vipshop Holdings Ltd., ADR*	1,682	15,659
Yum China Holdings, Inc.*	1,501	53,075

		590,065

Consumer Staples - 1.1%
China Agri-Industries Holdings Ltd.	8,861	4,144
China Huishan Dairy Holdings Co. Ltd. (a)	10,480	1
China Mengniu Dairy Co. Ltd.*	11,585	27,059
China Resources Beer Holdings Co. Ltd.	6,803	17,072
Hengan International Group Co. Ltd.	2,992	25,002
Sun Art Retail Group Ltd.	10,157	9,357
Tingyi Cayman Islands Holding Corp.	8,310	11,064
Tsingtao Brewery Co. Ltd., Class H	1,580	6,551
Uni-President China Holdings Ltd.	5,940	5,077
Want Want China Holdings Ltd.	24,358	16,121

		121,448

Energy - 2.9%
China Coal Energy Co. Ltd., Class H	9,922	4,995
China Oilfield Services Ltd., Class H	7,672	6,293
China Petroleum & Chemical Corp., Class H	110,411	84,503
China Shenhua Energy Co. Ltd., Class H	14,707	37,865
CNOOC Ltd.	74,444	89,031
Kunlun Energy Co. Ltd.	14,230	13,782
PetroChina Co. Ltd., Class H	89,706	57,310
Yanzhou Coal Mining Co. Ltd., Class H	7,577	7,609

		301,388

Financials - 12.6%
Agricultural Bank of China Ltd., Class H	105,499	49,606
Bank of China Ltd., Class H	334,207	175,933
Bank of Communications Co. Ltd., Class H	26,892	20,547
China Cinda Asset Management Co. Ltd., Class H	32,768	12,184
China CITIC Bank Corp. Ltd., Class H	35,084	23,176
China Construction Bank Corp., Class H	343,770	301,319
China Everbright Bank Co. Ltd., Class H	21,311	10,238
China Everbright Ltd.	3,564	8,142
China Galaxy Securities Co. Ltd., Class H	12,188	11,041
China Huarong Asset Management Co. Ltd., Class H, 144A	26,603	11,353
China International Capital Corp. Ltd., Class H, 144A	3,136	5,690
China Life Insurance Co. Ltd., Class H	30,213	96,895
China Merchants Bank Co. Ltd., Class H	17,001	64,081
China Minsheng Banking Corp. Ltd., Class H	7,786	7,770
China Pacific Insurance Group Co. Ltd., Class H	11,265	53,040
China Reinsurance Group Corp., Class H	23,039	5,240

China Taiping Insurance Holdings Co. Ltd.	6,696	20,320
Chongqing Rural Commercial Bank Co. Ltd., Class H	8,250	5,745
CITIC Securities Co. Ltd., Class H	4,936	10,949
Far East Horizon Ltd.	7,419	6,778
GF Securities Co. Ltd., Class H	6,070	12,952
Haitong Securities Co. Ltd., Class H	5,952	9,978
Huatai Securities Co. Ltd., Class H, 144A	5,817	12,947
Industrial & Commercial Bank of China Ltd., Class H	314,413	235,415
New China Life Insurance Co. Ltd., Class H	3,149	20,158
People’s Insurance Co. Group of China Ltd., Class H	28,935	13,642
PICC Property & Casualty Co. Ltd., Class H	18,733	35,185
Ping An Insurance Group Co. of China Ltd., Class H	9,920	78,775
Postal Savings Bank of China Co. Ltd., Class H, 144A	10,348	6,241

		1,325,340

Health Care - 1.1%
3SBio, Inc., 144A*	4,205	5,781
Alibaba Health Information Technology Ltd.*	17,490	8,157
China Medical System Holdings Ltd.	4,384	8,066
China Traditional Chinese Medicine Holdings Co. Ltd.	7,672	4,646
CSPC Pharmaceutical Group Ltd.	16,668	26,025
Luye Pharma Group Ltd.	3,808	1,927
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,642	6,103
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,349	5,067
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,592	6,379
Sihuan Pharmaceutical Holdings Group Ltd.	17,673	6,797
Sino Biopharmaceutical Ltd.	17,340	15,221
Sinopharm Group Co. Ltd., Class H	4,963	22,416
Tong Ren Tang Technologies Co. Ltd., Class H	1,948	2,738

		119,323

Industrials - 3.3%
Air China Ltd., Class H	7,271	6,466
AviChina Industry & Technology Co. Ltd., Class H	9,316	5,511
Beijing Capital International Airport Co. Ltd., Class H	7,048	11,401
Beijing Enterprises Holdings Ltd.	2,146	11,982
CAR, Inc.*	3,539	3,143
China Communications Construction Co. Ltd., Class H	17,857	23,775
China Conch Venture Holdings Ltd.	5,975	10,871
China Eastern Airlines Corp. Ltd., Class H	11,533	6,351
China Everbright International Ltd.	10,498	13,870
China International Marine Containers Group Co. Ltd., Class H	2,178	4,436
China Merchants Port Holdings Co. Ltd.	6,143	20,093
China Railway Construction Corp. Ltd., Class H	10,589	13,882
China Railway Group Ltd., Class H	21,497	17,194
China Southern Airlines Co. Ltd., Class H	8,362	6,528
China State Construction International Holdings Ltd.	7,341	10,637
CITIC Ltd.	20,822	31,979
COSCO SHIPPING Development Co. Ltd., Class H*	22,441	5,419
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	4,444	2,538
COSCO SHIPPING Holdings Co. Ltd., Class H*	11,787	7,470
COSCO SHIPPING Ports Ltd.	7,127	8,423
CRRC Corp. Ltd., Class H	25,601	23,094
Fosun International Ltd.	11,468	19,899
Haitian International Holdings Ltd.	2,922	8,774
Jiangsu Expressway Co. Ltd., Class H	5,727	8,781
Metallurgical Corp. of China Ltd., Class H	18,644	6,122
Shanghai Electric Group Co. Ltd., Class H*	14,007	6,353
Shanghai Industrial Holdings Ltd.	1,981	6,024
Shenzhen International Holdings Ltd.	4,672	8,584
Sinopec Engineering Group Co. Ltd., Class H	5,381	4,854
Sinotrans Ltd., Class H	9,831	5,552
Weichai Power Co. Ltd., Class H	5,841	6,015

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,524	1,673
Zhejiang Expressway Co. Ltd., Class H	5,945	7,437
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,251	11,778

		346,909

Information Technology - 22.0%
58.com, Inc., ADR*(b)	366	22,923
AAC Technologies Holdings, Inc.	3,042	55,465
Alibaba Group Holding Ltd., ADR*	4,469	767,506
Autohome, Inc., ADR*(b)	167	10,733
Baidu, Inc., ADR*	1,122	255,872
China Railway Signal & Communication Corp. Ltd., Class H, 144A	7,048	5,331
Fang Holdings Ltd., ADR*(b)	1,195	4,422
GCL-Poly Energy Holdings Ltd.*	55,636	6,256
Hanergy Thin Film Power Group Ltd.*(a)	56,247	0
Kingboard Chemical Holdings Ltd.	2,509	13,689
Kingsoft Corp. Ltd.	3,198	7,584
Lenovo Group Ltd.	29,776	16,283
Momo, Inc., ADR*	182	7,013
NetEase, Inc., ADR	329	90,751
Semiconductor Manufacturing International Corp.*	11,079	10,419
SINA Corp.*	233	23,726
Sunny Optical Technology Group Co. Ltd.	2,903	41,617
Tencent Holdings Ltd.	22,358	939,862
TravelSky Technology Ltd., Class H	3,772	10,314
Weibo Corp., ADR*(b)	149	15,064
Xinyi Solar Holdings Ltd.	12,367	4,203
YY, Inc., ADR*	125	9,340
ZTE Corp., Class H*	2,491	6,795

		2,325,168

Materials - 1.0%
Aluminum Corp. of China Ltd., Class H*	15,049	11,133
Anhui Conch Cement Co. Ltd., Class H	5,101	19,031
BBMG Corp., Class H	15,229	7,842
China Hongqiao Group Ltd.*(a)	3,127	3,098
China National Building Material Co. Ltd., Class H	10,808	6,794
China Resources Cement Holdings Ltd.	8,805	4,838
Materials (Continued)
China Zhongwang Holdings Ltd.	5,568	2,746
Jiangxi Copper Co. Ltd., Class H	6,281	10,898
Lee & Man Paper Manufacturing Ltd.	6,324	7,377
Nine Dragons Paper Holdings Ltd.	6,514	10,870
Sinopec Shanghai Petrochemical Co. Ltd., Class H	14,414	8,988
Zijin Mining Group Co. Ltd., Class H	20,378	7,473

		101,088

Real Estate - 2.8%
Agile Group Holdings Ltd.	6,328	7,584
China Evergrande Group*	16,363	49,446
China Jinmao Holdings Group Ltd.	16,797	7,469
China Overseas Land & Investment Ltd.	16,242	56,759
China Resources Land Ltd.	11,924	37,251
China Vanke Co. Ltd., Class H	2,509	7,517
Country Garden Holdings Co. Ltd.	24,388	32,407
Fullshare Holdings Ltd.*(b)	30,038	11,975
Guangzhou R&F Properties Co. Ltd., Class H	3,168	7,399
KWG Property Holding Ltd.	4,156	3,781
Longfor Properties Co. Ltd.	6,508	15,633
Shenzhen Investment Ltd.	13,736	6,266
Shimao Property Holdings Ltd.	4,669	9,640
Shui On Land Ltd.	20,861	4,878
Sino-Ocean Group Holding Ltd.	13,648	9,417
SOHO China Ltd.*	10,534	6,137
Sunac China Holdings Ltd.	7,492	22,496
Yuexiu Property Co. Ltd.	26,043	4,792

		300,847

Telecommunication Services - 3.3%
China Communications Services Corp. Ltd., Class H	9,352	5,066
China Mobile Ltd.	25,567	271,140
China Telecom Corp. Ltd., Class H	58,779	30,191
China Unicom Hong Kong Ltd.*	25,529	37,186

		343,583

Utilities - 1.6%
Beijing Enterprises Water Group Ltd.*	19,118	16,244
CGN Power Co. Ltd., Class H, 144A	50,134	13,836
China Gas Holdings Ltd.	8,337	21,049
China Longyuan Power Group Corp. Ltd., Class H	13,755	10,299

China Power International Development Ltd.	14,985	5,112
China Resources Gas Group Ltd.	4,073	14,364
China Resources Power Holdings Co. Ltd.	8,469	15,539
Datang International Power Generation Co. Ltd., Class H*	14,931	4,903
ENN Energy Holdings Ltd.	3,275	21,069
Guangdong Investment Ltd.	13,234	19,547
Huadian Power International Corp. Ltd., Class H	14,174	5,814
Huaneng Power International, Inc., Class H	24,004	15,703
Huaneng Renewables Corp. Ltd., Class H	17,408	5,338
Towngas China Co. Ltd.*	6,707	4,542

		173,359

TOTAL COMMON STOCKS
(Cost $5,578,938)		6,048,518

RIGHTS - 0.0%
Healthcare - 0.0%
Sisram Medical Ltd.*, expires
12/31/17 (a)
(Cost $0)	4	0

EXCHANGE-TRADED FUNDS - 42.0%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (b)(c)	131,016	3,853,180
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF*(c)	16,070	576,497

TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,296,270)		4,429,677

SECURITIES LENDING COLLATERAL - 23.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”,
0.93% (d)(e)
(Cost $2,515,677)	2,515,677	2,515,677

TOTAL INVESTMENTS - 123.1%
(Cost $13,390,885)		$12,993,872
Other assets and liabilities, net - (23.1%)		(2,443,931)

NET ASSETS - 100.0%		$10,549,941

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $2,466,371, which is 23.4% of net assets.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

A summary of the Fund’s transactions with affiliated funds during the period ended August 31, 2017 is as follows:

	Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain /(Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2017
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,561,826	2,024,970	—	—	266,384	—	—	3,853,180
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	297,019	281,269	(48,004)	(9,259)	55,472	—	—	576,497

	1,858,845	2,306,239	(48,004)	(9,259)	321,856	—	—	4,429,677

At August 31, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) (f)
HSI Index Futures	HKD	1	$35,538	$35,696	9/28/2017	$172

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

Currency Abbreviations

HKD	Hong Kong Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$6,045,419	$—	$3,099	$6,048,518
Rights	—	—	0	0
Exchange-Traded Funds	4,429,677	—	—	4,429,677
Short-Term Investments	2,515,677	—	—	2,515,677
Derivatives (h)
Futures Contracts	172	—	—	172

TOTAL	$12,990,945	—	$3,099	$12,994,044

(g) See Schedule of Investments for additional detailed categorizations. (h) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2017, the amount of transfers between Level 3 and Level 1 was $16,271. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule Of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.5%
Australia - 5.0%
AGL Energy Ltd.	3,812	$72,698
Alumina Ltd.	14,846	25,020
Amcor Ltd.	6,111	78,261
AMP Ltd.	15,058	61,049
APA Group (a)	5,919	41,689
Aristocrat Leisure Ltd.	2,967	49,932
ASX Ltd.	1,102	47,902
Aurizon Holdings Ltd.	12,614	49,736
AusNet Services	11,987	16,581
Australia & New Zealand Banking Group Ltd.	16,048	375,067
Bank of Queensland Ltd.	2,340	23,420
Bendigo & Adelaide Bank Ltd.	2,172	20,633
BHP Billiton Ltd.	17,492	380,726
BHP Billiton PLC	11,544	220,404
BlueScope Steel Ltd.	3,144	27,168
Boral Ltd.	5,993	31,777
Brambles Ltd.	9,008	66,668
Caltex Australia Ltd.	1,381	36,656
Challenger Ltd.	3,643	36,316
CIMIC Group Ltd.	562	18,786
Coca-Cola Amatil Ltd.	3,256	20,836
Cochlear Ltd.	330	40,979
Commonwealth Bank of Australia	9,400	566,418
Computershare Ltd.	2,640	29,486
Crown Resorts Ltd.	2,209	20,370
CSL Ltd.	2,489	254,294
Dexus REIT	5,495	41,892
Domino’s Pizza Enterprises Ltd.	405	13,892
Flight Centre Travel Group Ltd. (b)	354	13,606
Fortescue Metals Group Ltd.	8,941	42,717
Goodman Group REIT	10,154	66,916
GPT Group REIT	10,190	40,503
Harvey Norman Holdings Ltd. (b)	3,160	10,249
Healthscope Ltd.	7,320	10,125
Incitec Pivot Ltd.	9,761	25,839
Insurance Australia Group Ltd.	12,407	63,222
LendLease Group (a)	3,145	41,452
Macquarie Group Ltd.	1,717	118,476
Medibank Pvt Ltd.	15,627	37,765
Mirvac Group REIT	20,996	38,723
National Australia Bank Ltd.	14,931	358,456
Newcrest Mining Ltd.	4,445	80,742
Oil Search Ltd.	6,360	33,925
Orica Ltd.	2,471	39,935
Origin Energy Ltd.*	8,942	54,380
Qantas Airways Ltd.	2,193	9,972
QBE Insurance Group Ltd.	7,807	64,792
Ramsay Health Care Ltd.	811	44,040
REA Group Ltd.	253	13,334
Santos Ltd.*	7,886	23,571
Scentre Group REIT	32,390	99,389
SEEK Ltd.	2,343	31,198
Sonic Healthcare Ltd.	2,300	40,042
South32 Ltd.	30,458	70,701
Stockland REIT	13,171	46,383
Suncorp Group Ltd.	6,945	71,938
Sydney Airport(a)	6,030	35,472
Tabcorp Holdings Ltd.	4,723	15,431
Tatts Group Ltd.	8,290	27,085
Telstra Corp. Ltd.	23,363	68,161
TPG Telecom Ltd. (b)	3,061	13,359
Transurban Group (a)	11,201	108,276
Treasury Wine Estates Ltd.	4,175	48,058
Vicinity Centres REIT	19,507	40,629
Wesfarmers Ltd.	6,537	221,479
Westfield Corp. REIT	10,892	64,333
Westpac Banking Corp.	18,308	455,102
Woodside Petroleum Ltd.	3,983	91,284
Woolworths Ltd.	7,091	146,562

		5,596,278

Austria - 0.2%
ANDRITZ AG	300	16,325
Erste Group Bank AG*	1,644	69,467
OMV AG	824	47,369
Raiffeisen Bank International AG*	827	27,133
voestalpine AG	506	26,257

		186,551

Belgium - 0.8%
Ageas	896	41,610
Anheuser-Busch InBev SA/NV	4,289	508,132
Colruyt SA	330	18,336
Groupe Bruxelles Lambert SA	457	46,520
KBC Group NV	1,436	118,006
Proximus SADP	410	14,455
Solvay SA	410	59,473
Telenet Group Holding NV*	339	22,950
UCB SA	730	50,308
Umicore SA	514	38,396

		918,186

Brazil - 1.0%
Ambev SA	25,857	163,134
B3 SA - Brasil Bolsa Balcao	11,532	81,036
Banco Bradesco SA	4,995	51,174
Banco do Brasil SA	4,914	47,925

Banco Santander Brasil SA	2,873	25,592
BB Seguridade Participacoes SA	4,218	37,144
BR Malls Participacoes SA	4,476	19,338
BRF SA*	2,431	32,837
CCR SA	6,814	37,795
Centrais Eletricas Brasileiras SA*	430	2,407
Cia de Saneamento Basico do Estado de Sao Paulo	2,132	21,775
Cia Siderurgica Nacional SA*	3,575	9,869
Cielo SA	6,363	45,340
Cosan SA Industria e Comercio	743	9,109
CPFL Energia SA	1,137	9,785
Duratex SA	2,165	5,915
EDP - Energias do Brasil SA	1,668	8,075
Embraer SA	2,777	15,818
Equatorial Energia SA	1,180	22,911
Fibria Celulose SA	1,313	17,431
Hypermarcas SA	2,132	19,987
JBS SA	4,135	11,389
Klabin SA	3,279	17,833
Kroton Educacional SA	7,682	43,854
Localiza Rent a Car SA	940	17,783
Lojas Renner SA	4,081	39,671
M Dias Branco SA	638	9,951
Natura Cosmeticos SA	1,267	11,874
Odontoprev SA	1,527	7,189
Petroleo Brasileiro SA*	16,197	71,881
Porto Seguro SA	407	4,493
Qualicorp SA	2,308	25,552
Raia Drogasil SA	1,450	31,945
Rumo SA*	4,056	13,310
Sul America SA	689	3,935
TIM Participacoes SA	4,065	14,566
Transmissora Alianca de Energia Eletrica SA	1,014	7,248
Ultrapar Participacoes SA	1,980	46,200
Vale SA	6,845	76,281
WEG SA	3,023	19,648

		1,159,000

Canada - 6.6%
Agnico Eagle Mines Ltd.	1,026	52,592
Agrium, Inc.	744	72,973
Alimentation Couche-Tard, Inc., Class B	2,380	113,649
AltaGas Ltd. (b)	653	14,480
ARC Resources Ltd.	2,132	28,000
Atco Ltd., Class I	417	15,364
Bank of Montreal	3,699	265,439
Bank of Nova Scotia	6,672	415,093
Barrick Gold Corp.	6,668	120,091
BCE, Inc.	640	30,464
BlackBerry Ltd.*	3,075	28,491
Bombardier, Inc., Class B*	11,419	22,861
Brookfield Asset Management, Inc., Class A	5,052	199,814
CAE, Inc.	1,538	25,384
Cameco Corp.	1,871	18,759
Canadian Imperial Bank of Commerce	2,375	199,529
Canadian National Railway Co.	4,216	341,737
Canadian Natural Resources Ltd.	6,321	194,730
Canadian Pacific Railway Ltd.	828	128,840
Canadian Tire Corp. Ltd., Class A	400	47,343
Canadian Utilities Ltd., Class A	732	22,814
CCL Industries, Inc., Class B	836	38,782
Cenovus Energy, Inc.	4,871	38,110
CGI Group, Inc., Class A*	1,205	61,304
CI Financial Corp.	1,482	32,447
Constellation Software, Inc.	115	63,945
Crescent Point Energy Corp. (b)	3,066	21,042
Dollarama, Inc.	726	71,551
Element Fleet Management Corp.	2,707	20,290
Emera, Inc.	291	11,176
Empire Co. Ltd., Class A	710	11,934
Enbridge, Inc.	8,886	355,226
Encana Corp.	5,711	53,280
Fairfax Financial Holdings Ltd.	139	72,250
Finning International, Inc.	1,118	25,579
First Capital Realty, Inc.	762	12,381
First Quantum Minerals Ltd.	4,021	48,461
Fortis, Inc.	2,254	82,471
Franco-Nevada Corp.	755	61,766
George Weston Ltd.	245	21,293
Gildan Activewear, Inc.	836	26,183
Goldcorp, Inc.	4,806	66,043
Great-West Lifeco, Inc. (b)	1,654	45,815
H&R Real Estate Investment Trust REIT	3	51
Husky Energy, Inc.*	1,897	22,194
Hydro One Ltd., 144A	1,525	28,296
IGM Financial, Inc.	557	18,239
Imperial Oil Ltd.	1,774	52,364
Industrial Alliance Insurance & Financial Services, Inc.	589	25,277
Intact Financial Corp.	620	51,109
Inter Pipeline Ltd.	1,959	35,878
Jean Coutu Group PJC, Inc., Class A	110	1,962
Keyera Corp.	754	21,882
Kinross Gold Corp.*	7,625	34,744

Linamar Corp.	97	5,409
Loblaw Cos. Ltd.	1,256	68,123
Magna International, Inc.	2,300	110,676
Manulife Financial Corp.	11,082	217,691
Methanex Corp.	522	26,674
Metro, Inc.	1,272	41,987
National Bank of Canada	1,955	89,989
Onex Corp.	429	34,303
Open Text Corp.	1,107	35,619
Pembina Pipeline Corp.	2,377	76,616
Peyto Exploration & Development Corp.	915	15,702
Potash Corp. of Saskatchewan, Inc.	4,829	84,031
Power Corp. of Canada	2,132	52,107
Power Financial Corp.	1,358	36,659
PrairieSky Royalty Ltd.	1,001	23,519
Restaurant Brands International, Inc.	1,375	83,937
Rogers Communications, Inc., Class B	2,096	109,420
Royal Bank of Canada	8,362	620,613
Saputo, Inc.	1,183	39,940
Seven Generations Energy Ltd., Class A*	1,398	21,282
Shaw Communications, Inc., Class B	2,530	56,445
Shopify, Inc., Class A*	436	48,183
SNC-Lavalin Group, Inc.	924	40,364
Sun Life Financial, Inc. (b)	3,377	129,671
Suncor Energy, Inc.	9,120	285,778
Teck Resources Ltd., Class B	3,362	83,676
TELUS Corp.	945	34,213
Thomson Reuters Corp.	1,591	72,750
Toronto-Dominion Bank	10,164	545,824
Tourmaline Oil Corp.*	1,113	21,712
TransCanada Corp.	5,066	257,245
Turquoise Hill Resources Ltd.*	3,532	11,908
Veresen, Inc.	1,715	24,158
Vermilion Energy, Inc. (b)	551	17,958
West Fraser Timber Co. Ltd.	328	17,018
Wheaton Precious Metals Corp.	2,544	52,846
Yamana Gold, Inc.	5,446	16,093

		7,401,911

Chile - 0.3%
Aguas Andinas SA, Class A	8,337	5,352
Antofagasta PLC	2,300	30,782
Banco de Chile	135,252	19,802
Banco de Credito e Inversiones	202	13,167
Banco Santander Chile	358,853	26,373
Cencosud SA	9,681	29,252
Cia Cervecerias Unidas SA	804	11,017
Colbun SA	37,065	8,975
Empresas CMPC SA	5,381	14,117
Empresas COPEC SA	2,475	31,757
Enel Americas SA	158,654	34,402
Enel Chile SA	93,748	11,094
Enel Generacion Chile SA	14,087	12,003
Itau CorpBanca	1,535,085	14,744
Latam Airlines Group SA	1,688	21,274
SACI Falabella	3,432	34,683

		318,794

China - 6.2%
3SBio, Inc., 144A*	4,324	5,945
58.com, Inc., ADR*	478	29,937
AAC Technologies Holdings, Inc.	4,740	86,432
Agricultural Bank of China Ltd., Class H	135,356	63,650
Air China Ltd., Class H	15,779	14,033
Alibaba Group Holding Ltd., ADR*	6,254	1,074,062
Aluminum Corp. of China Ltd., Class H*	11,478	8,492
Anhui Conch Cement Co. Ltd., Class H	6,708	25,029
ANTA Sports Products Ltd.	5,899	23,217
Autohome, Inc., ADR* (b)	290	18,638
AviChina Industry & Technology Co. Ltd., Class H	15,090	8,928
Baidu, Inc., ADR*	1,433	326,796
Bank of China Ltd., Class H	447,956	235,834
Bank of Communications Co. Ltd., Class H	46,355	35,422
Beijing Capital International Airport Co. Ltd., Class H	8,179	13,232
BYD Co. Ltd., Class H (b)	3,563	21,217
CGN Power Co. Ltd., Class H, 144A	48,072	13,268
China Cinda Asset Management Co. Ltd., Class H	45,515	16,925
China CITIC Bank Corp. Ltd., Class H	53,503	35,346
China Communications Construction Co. Ltd., Class H	27,928	37,186
China Communications Services Corp. Ltd., Class H	17,909	9,703
China Conch Venture Holdings Ltd.	6,660	12,119
China Construction Bank Corp., Class H	465,509	408,062

China Everbright Bank Co. Ltd., Class H	16,976	8,156
China Evergrande Group*	18,165	54,896
China Galaxy Securities Co. Ltd., Class H	12,922	11,707
China Huarong Asset Management Co. Ltd., Class H, 144A	34,000	14,511
China Huishan Dairy Holdings Co. Ltd. (c)	38,883	5
China Life Insurance Co. Ltd., Class H	40,368	129,475
China Longyuan Power Group Corp. Ltd., Class H	18,838	14,106
China Medical System Holdings Ltd.	2,218	4,081
China Mengniu Dairy Co. Ltd.*	13,821	32,284
China Merchants Bank Co. Ltd., Class H	21,605	81,442
China Minsheng Banking Corp. Ltd., Class H	31,926	31,862
China National Building Material Co. Ltd., Class H	14,875	9,352
China Oilfield Services Ltd., Class H	10,625	8,716
China Pacific Insurance Group Co. Ltd., Class H	14,533	68,433
China Petroleum & Chemical Corp., Class H	136,550	104,518
China Railway Construction Corp. Ltd., Class H	12,327	16,161
China Railway Group Ltd., Class H	15,521	12,416
China Shenhua Energy Co. Ltd., Class H	20,388	52,496
China Southern Airlines Co. Ltd., Class H	9,569	7,471
China Telecom Corp. Ltd., Class H	81,556	41,894
China Vanke Co. Ltd., Class H	6,541	19,600
Chongqing Changan Automobile Co. Ltd., Class B	4,700	6,150
Chongqing Rural Commercial Bank Co. Ltd., Class H	19,028	13,251
CITIC Securities Co. Ltd., Class H	12,130	26,908
CNOOC Ltd.	91,023	108,868
Country Garden Holdings Co. Ltd.	29,502	39,207
CRRC Corp. Ltd., Class H	20,728	18,700
CSPC Pharmaceutical Group Ltd.	19,507	30,460
Ctrip.com International Ltd., ADR*	2,067	106,347
Dongfeng Motor Group Co. Ltd., Class H	15,953	20,711
ENN Energy Holdings Ltd.	4,367	28,097
Fosun International Ltd.	17,364	30,132
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,975	9,485
Geely Automobile Holdings Ltd.	26,064	64,080
GF Securities Co. Ltd., Class H	5,075	10,830
GOME Retail Holdings Ltd.	70,785	7,417
Great Wall Motor Co. Ltd., Class H	15,845	19,883
Guangzhou Automobile Group Co. Ltd., Class H	18,893	37,275
Guangzhou R&F Properties Co. Ltd., Class H	8,308	19,407
Haitian International Holdings Ltd.	3,381	10,153
Haitong Securities Co. Ltd., Class H	17,882	29,979
Hengan International Group Co. Ltd.	3,980	33,261
Huaneng Power International, Inc., Class H	21,226	13,887
Huaneng Renewables Corp. Ltd., Class H	21,467	6,584
Huatai Securities Co. Ltd., Class H, 144A	8,102	18,035
Industrial & Commercial Bank of China Ltd., Class H	415,802	311,357
JD.com, Inc., ADR*	3,627	152,008
Jiangsu Expressway Co. Ltd., Class H	6,648	10,194
Jiangxi Copper Co. Ltd., Class H	6,465	11,219
Kingsoft Corp. Ltd.	3,799	9,010
Lenovo Group Ltd.	42,872	23,447
Longfor Properties Co. Ltd.	14,028	33,700
Minth Group Ltd.	4,250	19,578
Momo, Inc., ADR*	483	18,610
NetEase, Inc., ADR	440	121,370
New China Life Insurance Co. Ltd., Class H	4,136	26,478
New Oriental Education & Technology Group, Inc., ADR*	741	60,577
People’s Insurance Co. Group of China Ltd., Class H	37,647	17,751
PetroChina Co. Ltd., Class H	109,669	70,069
PICC Property & Casualty Co. Ltd., Class H	24,369	45,775
Ping An Insurance Group Co. of China Ltd., Class H	28,730	228,166

Semiconductor Manufacturing International Corp.*	14,605	13,736
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	10,453	8,348
Shanghai Electric Group Co. Ltd., Class H*	16,716	7,583
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,098	4,125
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	5,000	8,065
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,864	14,432
Shenzhou International Group Holdings Ltd.	4,239	33,963
Sihuan Pharmaceutical Holdings Group Ltd.	21,250	8,173
SINA Corp.*	324	32,993
Sino-Ocean Group Holding Ltd.	14,934	10,305
Sinopec Engineering Group Co. Ltd., Class H	12,186	10,994
Sinopec Shanghai Petrochemical Co. Ltd., Class H	18,630	11,617
Sinopharm Group Co. Ltd., Class H	6,943	31,363
SOHO China Ltd.*	11,627	6,775
Sunac China Holdings Ltd.	10,242	30,756
Sunny Optical Technology Group Co. Ltd.	4,023	57,679
TAL Education Group, ADR	1,494	45,462
Tencent Holdings Ltd.	31,517	1,324,997
Tingyi Cayman Islands Holding Corp.	13,006	17,318
TravelSky Technology Ltd., Class H	5,469	14,955
Tsingtao Brewery Co. Ltd., Class H	1,184	4,910
Vipshop Holdings Ltd., ADR*	1,768	16,460
Want Want China Holdings Ltd.	34,172	22,619
Weibo Corp., ADR* (b)	181	18,299
Weichai Power Co. Ltd., Class H	2,389	2,461
Yangzijiang Shipbuilding Holdings Ltd.	12,900	14,223
Yanzhou Coal Mining Co. Ltd., Class H	10,625	10,672
YY, Inc., ADR*	164	12,254
Zhejiang Expressway Co. Ltd., Class H	7,319	9,156
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,706	19,393
Zijin Mining Group Co. Ltd., Class H	28,893	10,596
ZTE Corp., Class H*	849	2,316

		6,952,469

Colombia - 0.1%
Bancolombia SA	1,260	14,098
Ecopetrol SA	38,341	17,810
Grupo Argos SA	1,638	11,652
Grupo de Inversiones Suramericana SA	1,321	18,588
Interconexion Electrica SA ESP	2,128	9,640

		71,788

Czech Republic - 0.0%
CEZ AS	916	17,376
Komercni banka AS	414	18,245
Moneta Money Bank AS, 144A	2,669	9,359
O2 Czech Republic AS	1	13

		44,993

Denmark - 1.4%
A.P. Moller - Maersk A/S, Class A	16	31,322
A.P. Moller - Maersk A/S, Class B	36	74,220
Carlsberg A/S, Class B	604	69,320
Chr Hansen Holding A/S	600	51,622
Coloplast A/S, Class B	678	55,511
Danske Bank A/S	3,982	154,758
DONG Energy A/S, 144A	806	41,956
DSV A/S	1,290	91,474
Genmab A/S*	313	73,048
H Lundbeck A/S	382	24,330
ISS A/S	1,235	48,057
Novo Nordisk A/S, Class B	10,877	518,835
Novozymes A/S, Class B	1,364	69,386
Pandora A/S	738	78,439
TDC A/S	4,658	27,751
Tryg A/S	605	13,984
Vestas Wind Systems A/S	1,211	110,296
William Demant Holding A/S *	845	22,358

		1,556,667

Egypt - 0.0%
Commercial International Bank Egypt SAE	5,847	27,894
Egyptian Financial Group-Hermes Holding Co.	2,702	3,166
Global Telecom Holding SAE*	11,523	4,593

		35,653

Finland - 0.7%
Elisa OYJ	793	34,646
Fortum OYJ	2,502	44,916
Kone OYJ, Class B	1,943	105,428
Metso OYJ	616	20,415
Neste OYJ	948	41,801

Nokia OYJ	31,899	197,655
Nokian Renkaat OYJ	761	32,170
Orion OYJ, Class B	650	30,781
Sampo OYJ, Class A	2,399	126,630
Stora Enso OYJ, Class R	2,897	38,074
UPM-Kymmene OYJ	2,917	75,910
Wartsila OYJ Abp (b)	818	56,431

		804,857

France - 7.1%
Accor SA	1,030	47,698
Aeroports de Paris	252	44,954
Air Liquide SA	2,138	261,008
Airbus SE	3,201	269,068
Alstom SA	1,030	36,632
Arkema SA	394	42,814
Atos SE	510	78,684
AXA SA	10,707	310,687
BNP Paribas SA	6,197	471,477
Bollore SA	3,743	17,387
Bouygues SA	1,017	46,121
Bureau Veritas SA	1,364	32,435
Capgemini SE	878	97,341
Carrefour SA	3,099	62,495
Casino Guichard Perrachon SA	269	15,296
Cie de Saint-Gobain	2,753	151,002
Cie Generale des Etablissements Michelin	933	127,174
CNP Assurances	829	19,244
Credit Agricole SA	6,678	117,737
Danone SA	3,222	253,726
Dassault Aviation SA	13	19,860
Dassault Systemes SE	681	67,085
Edenred	1,176	31,807
Eiffage SA	236	24,386
Electricite de France SA	2,083	22,069
Engie SA	8,097	135,140
Essilor International SA	1,104	139,377
Eurazeo SA	284	23,494
Eutelsat Communications SA	1,018	29,588
Fonciere Des Regions REIT	168	16,614
Gecina SA REIT	287	44,723
Groupe Eurotunnel SE	2,808	33,478
Hermes International	168	88,858
ICADE REIT	182	16,176
Iliad SA	170	43,905
Imerys SA	248	21,818
Ingenico Group SA	335	33,260
Ipsen SA	215	28,883
JCDecaux SA	509	16,666
Kering	420	157,646
Klepierre SA REIT	1,438	57,947
Lagardere SCA	645	20,724
Legrand SA	1,457	102,126
L’Oreal SA	1,374	290,087
LVMH Moet Hennessy Louis Vuitton SE	1,524	399,587
Natixis SA	5,712	42,893
Orange SA	10,905	185,316
Pernod Ricard SA	1,160	158,529
Peugeot SA	2,770	58,482
Publicis Groupe SA	1,112	75,058
Remy Cointreau SA	118	13,476
Renault SA	971	85,943
Rexel SA	1,707	25,503
Safran SA	1,655	160,748
Sanofi	6,343	616,615
Schneider Electric SE*	3,069	247,450
SCOR SE	843	35,325
SEB SA	45	8,175
Societe BIC SA	158	18,988
Societe Generale SA	4,194	234,808
Sodexo SA	518	60,450
Suez	2,002	37,977
Thales SA	579	64,102
TOTAL SA	12,667	655,125
Unibail-Rodamco SE REIT	554	140,838
Valeo SA	1,423	95,169
Veolia Environnement SA	2,640	61,944
Vinci SA	2,806	258,380
Vivendi SA	5,628	129,139
Wendel SA	252	39,944
Zodiac Aerospace	1,226	35,473

		7,914,134

Germany - 6.2%
adidas AG	1,022	229,397
Allianz SE	2,498	534,529
Axel Springer SE	249	15,414
BASF SE	5,020	486,271
Bayer AG	4,520	578,439
Bayerische Motoren Werke AG	1,810	168,067
Beiersdorf AG	544	58,077
Brenntag AG	849	44,991
Commerzbank AG*	5,968	74,172
Continental AG	611	137,872
Covestro AG, 144A	504	39,605
Daimler AG	5,252	382,824
Deutsche Bank AG (d)	11,308	181,328
Deutsche Boerse AG	1,006	107,532

Deutsche Lufthansa AG	1,194	29,949
Deutsche Post AG	5,453	226,197
Deutsche Telekom AG	17,865	322,413
Deutsche Wohnen SE	2,186	92,851
E.ON SE	12,031	135,990
Evonik Industries AG	675	21,881
Fraport AG Frankfurt Airport Services Worldwide	254	25,064
Fresenius Medical Care AG & Co. KGaA	1,193	111,486
Fresenius SE & Co. KGaA	2,267	191,854
GEA Group AG	967	42,593
Hannover Rueck SE	391	47,384
HeidelbergCement AG	749	71,911
Henkel AG & Co. KGaA	590	71,430
HOCHTIEF AG	105	18,506
HUGO BOSS AG	352	29,798
Infineon Technologies AG	6,198	142,919
Innogy SE, 144A	741	32,661
K+S AG	1,139	27,145
KION Group AG	386	35,208
LANXESS AG	517	38,559
Linde AG	1,009	193,447
MAN SE	84	9,431
Merck KGaA	718	78,858
METRO AG*	1,018	19,899
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	880	181,653
OSRAM Licht AG	466	38,266
ProSiebenSat.1 Media SE	1,448	48,576
RWE AG*	2,832	70,647
SAP SE	5,372	563,407
Siemens AG	4,181	546,503
Symrise AG	673	49,192
Telefonica Deutschland Holding AG	3,571	19,325
thyssenkrupp AG	2,081	62,404
TUI AG	3,470	58,690
United Internet AG	671	39,820
Volkswagen AG	177	27,318
Vonovia SE	2,588	109,387
Zalando SE, 144A*	604	28,607

		6,899,747

Greece - 0.1%
Alpha Bank AE*	6,588	16,705
Eurobank Ergasias SA*	8,067	8,710
FF Group*	183	4,553
Hellenic Telecommunications Organization SA	935	11,910
JUMBO SA	526	8,767
National Bank of Greece SA*	29,566	12,002
OPAP SA	865	9,669
Piraeus Bank SA*	1,695	9,504
Titan Cement Co. SA	155	4,401

		86,221

Hong Kong - 3.3%
AIA Group Ltd.	65,634	503,635
Alibaba Health Information Technology Ltd.*	21,707	10,124
Alibaba Pictures Group Ltd.* (b)	57,864	10,130
ASM Pacific Technology Ltd.	1,347	16,662
Bank of East Asia Ltd.	6,257	28,663
Beijing Enterprises Holdings Ltd.	3,009	16,803
Beijing Enterprises Water Group Ltd.*	28,216	23,977
BOC Hong Kong Holdings Ltd.	20,667	105,240
Brilliance China Automotive Holdings Ltd.	15,368	39,766
Cheung Kong Property Holdings Ltd.	15,169	133,164
China Everbright International Ltd.	13,523	17,868
China Gas Holdings Ltd.	10,447	26,379
China Jinmao Holdings Group Ltd.	21,988	9,778
China Merchants Port Holdings Co. Ltd.	7,007	22,922
China Mobile Ltd.	33,419	354,442
China Overseas Land & Investment Ltd.	20,280	70,876
China Power International Development Ltd.	16,455	5,614
China Resources Beer Holdings Co. Ltd.	9,464	23,751
China Resources Gas Group Ltd.	7,438	26,232
China Resources Land Ltd.	15,916	49,726
China Resources Power Holdings Co. Ltd.	9,759	17,907
China State Construction International Holdings Ltd.	9,547	13,834
China Taiping Insurance Holdings Co. Ltd.	8,751	26,558
China Unicom Hong Kong Ltd.*	31,056	45,240
CITIC Ltd.	21,964	33,736
CK Hutchison Holdings Ltd.	14,669	191,944
CK Infrastructure Holdings Ltd.	3,939	35,687
CLP Holdings Ltd.	8,976	94,798
COSCO SHIPPING Ports Ltd.	9,469	11,192
Far East Horizon Ltd.	18,838	17,211
First Pacific Co. Ltd.	9,972	8,015
Fullshare Holdings Ltd.* (b)	37,190	14,827

Galaxy Entertainment Group Ltd.	13,057	81,922
GCL-Poly Energy Holdings Ltd.*	89,193	10,030
Guangdong Investment Ltd.	15,224	22,488
Haier Electronics Group Co. Ltd.*	6,145	16,333
Hanergy Thin Film Power Group Ltd.* (c)	36,104	0
Hang Lung Group Ltd.	4,985	18,791
Hang Lung Properties Ltd.	11,063	26,916
Hang Seng Bank Ltd.	3,896	89,612
Henderson Land Development Co. Ltd.	6,745	41,802
HK Electric Investments & HK Electric Investments Ltd., 144A (a)	14,345	13,161
HKT Trust & HKT Ltd. (a)	21,297	27,486
Hong Kong & China Gas Co. Ltd.	50,792	96,057
Hong Kong Exchanges & Clearing Ltd.	6,357	173,511
Hongkong Land Holdings Ltd.	8,300	61,503
Hysan Development Co. Ltd.	5,793	26,797
I-CABLE Communications Ltd.*	5,997	222
Jardine Matheson Holdings Ltd.	1,000	65,710
Jardine Strategic Holdings Ltd.	946	41,482
Kerry Properties Ltd.	4,617	18,289
Kunlun Energy Co. Ltd.	18,633	18,048
Li & Fung Ltd.	24,680	11,133
Link REIT	12,149	100,288
Melco Resorts & Entertainment Ltd., ADR	1,199	26,318
MTR Corp. Ltd.	8,070	47,178
New World Development Co. Ltd.	31,506	43,078
Nine Dragons Paper Holdings Ltd.	7,538	12,580
NWS Holdings Ltd.	11,460	22,025
PCCW Ltd.	20,042	11,166
Power Assets Holdings Ltd.	7,521	66,313
Shanghai Industrial Holdings Ltd.	3,190	9,702
Shimao Property Holdings Ltd.	9,653	19,933
Sino Biopharmaceutical Ltd.	24,574	21,573
Sino Land Co. Ltd.	17,286	29,908
SJM Holdings Ltd.	14,603	12,745
Sun Art Retail Group Ltd.	13,600	12,530
Sun Hung Kai Properties Ltd.	7,724	128,902
Swire Pacific Ltd., Class A	3,196	32,529
Swire Properties Ltd.	9,421	32,624
Techtronic Industries Co. Ltd.	8,202	42,447
WH Group Ltd., 144A	42,759	44,695
Wharf Holdings Ltd.	8,336	79,411
Wheelock & Co. Ltd.	4,284	32,052
Yue Yuen Industrial Holdings Ltd.	3,862	16,730

		3,712,721

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	213	19,756
OTP Bank PLC	1,348	54,825
Richter Gedeon Nyrt	782	20,350

		94,931

India - 0.1%
Dr. Reddy’s Laboratories Ltd., ADR	385	12,393
ICICI Bank Ltd., ADR	2,198	20,595
Infosys Ltd., ADR	962	14,430
Tata Motors Ltd., ADR*	313	9,346
Wipro Ltd., ADR	3,538	21,016

		77,780

Indonesia - 0.6%
PT Adaro Energy Tbk	54,239	7,419
PT Astra International Tbk	105,176	62,079
PT Bank Central Asia Tbk	69,333	98,475
PT Bank Danamon Indonesia Tbk	23,043	9,413
PT Bank Mandiri Persero Tbk	35,979	35,326
PT Bank Negara Indonesia Persero Tbk	38,213	21,051
PT Bank Rakyat Indonesia Persero Tbk	62,391	70,729
PT Bumi Serpong Damai Tbk	60,218	8,282
PT Charoen Pokphand Indonesia Tbk	42,490	8,822
PT Gudang Garam Tbk	849	4,403
PT Hanjaya Mandala Sampoerna Tbk	39,508	10,779
PT Indocement Tunggal Prakarsa Tbk	10,627	15,771
PT Indofood CBP Sukses Makmur Tbk	9,116	5,961
PT Indofood Sukses Makmur Tbk	18,854	11,835
PT Jasa Marga Persero Tbk	23,681	10,339
PT Kalbe Farma Tbk	1,249	160
PT Lippo Karawaci Tbk	185,169	10,895
PT Matahari Department Store Tbk	17,400	13,041
PT Media Nusantara Citra Tbk	36,081	4,029
PT Pakuwon Jati Tbk	119,002	5,976
PT Perusahaan Gas Negara Persero Tbk	48,124	7,647
PT Semen Indonesia Persero Tbk	21,241	16,677
PT Summarecon Agung Tbk	44,670	3,499
PT Surya Citra Media Tbk	32,499	5,383

PT Telekomunikasi Indonesia Persero Tbk	288,781	101,513
PT Tower Bersama Infrastructure Tbk	23,373	11,256
PT Unilever Indonesia Tbk	6,814	25,817
PT United Tractors Tbk	10,338	23,478
PT Waskita Karya Persero Tbk	26,140	4,349
PT XL Axiata Tbk*	36,081	9,736

		624,140

Ireland - 0.4%
AerCap Holdings NV*	999	50,250
Bank of Ireland Group PLC*	4,384	36,532
CRH PLC	4,325	151,037
DCC PLC	475	43,272
James Hardie Industries PLC CDI	2,769	38,939
Kerry Group PLC, Class A	760	70,778
Paddy Power Betfair PLC	437	38,387
Ryanair Holdings PLC, ADR*	160	18,192

		447,387
Israel — 0.3%
Azrieli Group Ltd.	488	28,144
Bank Hapoalim BM	5,831	39,258
Bank Leumi Le-Israel BM	7,908	41,438
Bezeq The Israeli Telecommunication Corp. Ltd.	6,827	10,058
Check Point Software Technologies Ltd.*	712	79,651
Elbit Systems Ltd.	131	18,038
Frutarom Industries Ltd.	214	16,432
Israel Chemicals Ltd.	3,408	14,701
Mizrahi Tefahot Bank Ltd.	1,085	19,339
Nice Ltd.	390	30,208
Teva Pharmaceutical Industries Ltd., ADR	4,722	74,891

		372,158

Italy - 1.5%
Assicurazioni Generali SpA	6,324	113,227
Atlantia SpA	2,640	84,855
Enel SpA	44,207	267,604
Eni SpA	14,085	220,827
Ferrari NV	773	88,433
Intesa Sanpaolo SpA	69,350	234,133
Intesa Sanpaolo SpA-RSP	2,949	9,317
Leonardo SpA	2,295	38,823
Luxottica Group SpA	848	48,809
Mediobanca SpA	2,986	30,641
Poste Italiane SpA, 144A	1,972	14,332
Prysmian SpA	1,193	37,522
Recordati SpA	575	24,629
Saipem SpA*	4,742	17,601
Snam SpA	14,406	70,142
Telecom Italia SpA*	58,629	56,150
Telecom Italia SpA-RSP	36,407	28,280
Terna Rete Elettrica Nazionale SpA	9,855	58,190
UniCredit SpA*	10,267	208,880
UnipolSai Assicurazioni SpA	6,263	14,218

		1,666,613

Japan - 15.6%
ABC-Mart, Inc.	100	5,139
Acom Co. Ltd.*	2,100	8,596
Aeon Co. Ltd. (b)	5,600	82,623
AEON Financial Service Co. Ltd.	400	8,481
Aeon Mall Co. Ltd.	500	8,987
Air Water, Inc.	1,000	18,447
Aisin Seiki Co. Ltd.	800	40,242
Ajinomoto Co., Inc.	3,000	59,258
Alfresa Holdings Corp.	600	11,292
Alps Electric Co. Ltd.	600	16,482
Amada Holdings Co. Ltd.	1,100	12,077
ANA Holdings, Inc.	3,000	11,128
Aozora Bank Ltd.	4,000	15,136
Asahi Glass Co. Ltd.	800	31,218
Asahi Group Holdings Ltd.	2,100	91,480
Asahi Kasei Corp.	7,000	83,859
Asics Corp.	600	9,043
Astellas Pharma, Inc.	14,100	177,444
Bandai Namco Holdings, Inc.	700	23,464
Bank of Kyoto Ltd.	1,000	9,251
Benesse Holdings, Inc.	200	7,695
Bridgestone Corp.	3,500	150,239
Brother Industries Ltd.	700	16,593
Calbee, Inc.	300	10,261
Canon, Inc.	5,800	203,331
Casio Computer Co. Ltd.	700	9,895
Central Japan Railway Co.	800	135,571
Chiba Bank Ltd.	3,000	20,085
Chubu Electric Power Co., Inc.	3,500	45,750
Chugai Pharmaceutical Co. Ltd.	1,000	40,660
Chugoku Bank Ltd.	300	4,044
Chugoku Electric Power Co., Inc.	1,200	13,841
Coca-Cola Bottlers Japan, Inc.	600	20,576
Concordia Financial Group Ltd.	7,400	35,400
Credit Saison Co. Ltd.	500	9,074
CYBERDYNE, Inc.*	400	5,261
Dai Nippon Printing Co. Ltd.	2,000	23,614
Daicel Corp.	1,000	12,744
Dai-ichi Life Holdings, Inc.	7,100	114,313
Daiichi Sankyo Co. Ltd.	5,400	127,663

Daikin Industries Ltd.	1,300	130,018
Daito Trust Construction Co. Ltd.	300	53,172
Daiwa House Industry Co. Ltd.	3,100	108,480
Daiwa House REIT Investment Corp. REIT	6	14,670
Daiwa Securities Group, Inc.	7,000	38,319
DeNA Co. Ltd.	300	6,418
Denso Corp.	3,100	150,467
Dentsu, Inc.	900	37,659
Disco Corp.	100	17,929
Don Quijote Holdings Co. Ltd.	500	18,988
East Japan Railway Co.	1,700	155,951
Eisai Co. Ltd.	1,400	72,512
Electric Power Development Co. Ltd.	400	10,952
FamilyMart UNY Holdings Co. Ltd. (b)	200	10,843
FANUC Corp.	1,000	194,115
Fast Retailing Co. Ltd.	300	85,878
Fuji Electric Co. Ltd.	2,000	11,025
FUJIFILM Holdings Corp.	3,400	133,668
Fujitsu Ltd.	10,000	74,144
Fukuoka Financial Group, Inc.	2,000	8,787
Hachijuni Bank Ltd.	600	3,657
Hakuhodo DY Holdings, Inc.	1,200	16,341
Hamamatsu Photonics KK	500	15,486
Hankyu Hanshin Holdings, Inc.	800	30,491
Hikari Tsushin, Inc.	100	12,407
Hino Motors Ltd.	1,000	11,489
Hirose Electric Co. Ltd.	100	13,844
Hiroshima Bank Ltd.	1,000	4,021
Hisamitsu Pharmaceutical Co., Inc.	300	14,436
Hitachi Chemical Co. Ltd.	400	10,828
Hitachi Construction Machinery Co. Ltd.	500	14,122
Hitachi High-Technologies Corp.	200	7,141
Hitachi Ltd.	30,200	207,954
Hitachi Metals Ltd.	700	9,354
Honda Motor Co. Ltd.	9,300	260,639
Hoshizaki Corp.	200	17,410
Hoya Corp.	2,000	114,522
Hulic Co. Ltd.	1,300	12,878
Idemitsu Kosan Co. Ltd.	600	14,660
IHI Corp.*	6,000	19,866
Iida Group Holdings Co. Ltd.	500	8,500
Inpex Corp.	6,400	61,185
Isetan Mitsukoshi Holdings Ltd.	1,400	14,416
Isuzu Motors Ltd.	5,300	69,326
ITOCHU Corp.	8,200	133,963
J. Front Retailing Co. Ltd.	1,000	13,963
Japan Airlines Co. Ltd.	300	10,310
Japan Airport Terminal Co. Ltd.	200	7,259
Japan Exchange Group, Inc.	2,800	47,705
Japan Post Bank Co. Ltd.	1,100	14,008
Japan Post Holdings Co. Ltd.	4,600	57,157
Japan Prime Realty Investment Corp. REIT	4	14,372
Japan Real Estate Investment Corp. REIT	5	25,924
Japan Retail Fund Investment Corp. REIT	10	18,402
Japan Tobacco, Inc.	7,100	243,093
JFE Holdings, Inc.	5,200	102,737
JGC Corp.	1,000	16,073
JSR Corp.	600	11,691
JTEKT Corp.	1,300	17,395
JXTG Holdings, Inc.	17,250	83,539
Kajima Corp.	4,000	36,713
Kakaku.com, Inc.	400	4,981
Kaneka Corp.	1,000	7,786
Kansai Electric Power Co., Inc.	5,900	82,649
Kansai Paint Co. Ltd.	800	20,296
Kao Corp.	3,100	193,498
Kawasaki Heavy Industries Ltd.	6,000	18,447
KDDI Corp.	9,900	267,188
Keihan Holdings Co. Ltd.	3,000	18,092
Keikyu Corp.	1,000	10,624
Keio Corp.	2,000	16,646
Keisei Electric Railway Co. Ltd.	500	13,622
Keyence Corp.	500	260,427
Kikkoman Corp.	1,000	31,337
Kintetsu Group Holdings Co. Ltd.	7,000	26,425
Kirin Holdings Co. Ltd.	6,300	143,066
Kobe Steel Ltd.*	1,100	13,248
Koito Manufacturing Co. Ltd.	600	37,386
Komatsu Ltd.	6,000	162,369
Konami Holdings Corp.	400	20,849
Konica Minolta, Inc.	4,400	35,141
Kose Corp.	100	12,553
Kubota Corp.	6,800	117,771
Kuraray Co. Ltd.	1,500	28,490
Kurita Water Industries Ltd.	400	11,516
Kyocera Corp.	1,384	83,089
Kyowa Hakko Kirin Co. Ltd.	1,000	17,565
Kyushu Electric Power Co., Inc.	4,200	49,360
Kyushu Financial Group, Inc.	900	5,485
Kyushu Railway Co.	800	25,033
Lawson, Inc. (b)	300	20,166
LINE Corp.* (b)	200	7,059

Lion Corp.	1,032	20,521
LIXIL Group Corp.	900	23,610
M3, Inc.	800	20,790
Mabuchi Motor Co. Ltd.	200	9,442
Makita Corp.	800	32,128
Marubeni Corp.	9,100	59,218
Marui Group Co. Ltd.	900	12,599
Maruichi Steel Tube Ltd.	200	5,922
Mazda Motor Corp.	4,800	70,689
McDonald’s Holdings Co. Japan Ltd.	300	13,331
Mebuki Financial Group, Inc.	6,870	24,372
Medipal Holdings Corp.	400	7,055
MEIJI Holdings Co. Ltd.	500	39,842
MINEBEA MITSUMI, Inc.	1,100	18,081
Miraca Holdings, Inc.	200	9,087
MISUMI Group, Inc.	1,500	38,491
Mitsubishi Chemical Holdings Corp.	8,400	78,166
Mitsubishi Corp.	8,500	196,659
Mitsubishi Electric Corp.	11,700	173,156
Mitsubishi Estate Co. Ltd.	6,200	106,816
Mitsubishi Gas Chemical Co., Inc.	600	14,894
Mitsubishi Heavy Industries Ltd.	13,000	49,772
Mitsubishi Materials Corp.	300	10,765
Mitsubishi Motors Corp.	5,200	38,408
Mitsubishi Tanabe Pharma Corp.	1,100	27,016
Mitsubishi UFJ Financial Group, Inc.	65,700	402,860
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,400	12,138
Mitsui & Co. Ltd.	9,500	142,109
Mitsui Chemicals, Inc.	4,000	23,941
Mitsui Fudosan Co. Ltd.	5,200	112,481
Mitsui OSK Lines Ltd.	6,000	19,266
Mixi, Inc.	300	15,991
Mizuho Financial Group, Inc.	138,200	237,719
MS&AD Insurance Group Holdings, Inc.	3,800	125,440
Murata Manufacturing Co. Ltd.	1,000	153,181
Nabtesco Corp.	400	13,990
Nagoya Railroad Co. Ltd.	4,000	17,901
NEC Corp.	10,000	26,470
Nexon Co. Ltd.*	700	17,466
NGK Insulators Ltd.	1,000	18,675
NGK Spark Plug Co. Ltd.	800	15,245
NH Foods Ltd.	1,000	29,381
Nidec Corp.	1,200	136,008
Nikon Corp.	1,100	18,141
Nintendo Co. Ltd.	589	196,307
Nippon Building Fund, Inc. REIT	6	31,928
Nippon Electric Glass Co. Ltd.	400	15,209
Nippon Express Co. Ltd.	3,000	20,712
Nippon Paint Holdings Co. Ltd.	700	23,878
Nippon Prologis REIT, Inc. REIT	7	15,205
Nippon Steel & Sumitomo Metal Corp.	5,810	138,703
Nippon Telegraph & Telephone Corp.	4,100	203,928
Nippon Yusen KK*	8,000	15,864
Nissan Chemical Industries Ltd.	200	6,704
Nissan Motor Co. Ltd.	15,100	150,128
Nisshin Seifun Group, Inc.	1,350	23,467
Nissin Foods Holdings Co. Ltd.	300	18,502
Nitori Holdings Co. Ltd.	300	46,336
Nitto Denko Corp.	900	79,394
NOK Corp.	200	4,501
Nomura Holdings, Inc.	22,100	123,130
Nomura Real Estate Holdings, Inc.	600	12,395
Nomura Real Estate Master Fund, Inc. REIT	25	33,042
Nomura Research Institute Ltd.	352	13,704
NSK Ltd.	3,900	46,296
NTT Data Corp.	3,000	32,419
NTT DOCOMO, Inc.	7,600	176,528
Obayashi Corp.	4,800	56,630
Obic Co. Ltd.	200	12,535
Odakyu Electric Railway Co. Ltd.	1,100	21,313
Oji Holdings Corp.	3,000	15,746
Olympus Corp.	1,000	34,520
Omron Corp.	700	35,148
Ono Pharmaceutical Co. Ltd.	4,500	91,731
Oracle Corp.	100	7,395
Oriental Land Co. Ltd.	1,100	82,639
ORIX Corp.	8,200	131,240
Osaka Gas Co. Ltd.	8,000	31,298
Otsuka Corp.	100	6,622
Otsuka Holdings Co. Ltd.	1,683	67,804
Panasonic Corp.	14,100	187,961
Park24 Co. Ltd.	400	9,617
Pola Orbis Holdings, Inc.	400	12,862
Rakuten, Inc.	5,100	60,563
Recruit Holdings Co. Ltd.	5,300	105,629
Renesas Electronics Corp.*	2,600	26,228
Resona Holdings, Inc.	14,200	70,861
Ricoh Co. Ltd.	5,000	50,075
Rinnai Corp.	100	8,687
Rohm Co. Ltd.	400	31,146
Ryohin Keikaku Co. Ltd.	100	27,744

Santen Pharmaceutical Co. Ltd.	1,400	21,726
SBI Holdings, Inc.	400	5,560
Secom Co. Ltd.	1,100	81,668
Sega Sammy Holdings, Inc.	700	10,060
Seibu Holdings, Inc.	500	8,601
Seiko Epson Corp.	900	23,095
Sekisui Chemical Co. Ltd.	1,400	26,106
Sekisui House Ltd.	4,900	84,865
Seven & i Holdings Co. Ltd.	4,800	190,585
Seven Bank Ltd.	4,400	16,690
Sharp Corp.* (b)	6,000	18,011
Shimadzu Corp.	1,000	18,384
Shimamura Co. Ltd.	100	12,207
Shimano, Inc.	300	40,551
Shimizu Corp.	2,000	20,667
Shin-Etsu Chemical Co. Ltd.	2,000	176,904
Shinsei Bank Ltd.	5,000	8,005
Shionogi & Co. Ltd.	1,600	84,341
Shiseido Co. Ltd.	3,551	147,260
Shizuoka Bank Ltd.	2,000	17,483
Showa Shell Sekiyu KK	800	8,769
SMC Corp.	300	102,906
SoftBank Group Corp.	4,600	373,322
Sohgo Security Services Co. Ltd.	200	8,741
Sompo Holdings, Inc.	1,400	52,658
Sony Corp.	7,600	299,824
Sony Financial Holdings, Inc.	300	4,754
Stanley Electric Co. Ltd.	800	26,561
Start Today Co. Ltd.	600	18,666
Subaru Corp.	4,700	164,854
Sumitomo Chemical Co. Ltd.	6,000	35,967
Sumitomo Corp.	7,500	106,188
Sumitomo Dainippon Pharma Co. Ltd.	700	9,513
Sumitomo Electric Industries Ltd.	5,300	83,018
Sumitomo Heavy Industries Ltd.	2,000	14,918
Sumitomo Metal Mining Co. Ltd.	2,000	34,475
Sumitomo Mitsui Financial Group, Inc.	8,000	299,377
Sumitomo Mitsui Trust Holdings, Inc.	1,310	45,353
Sumitomo Realty & Development Co. Ltd.	1,539	46,575
Sumitomo Rubber Industries Ltd.	400	6,633
Sundrug Co. Ltd.	400	16,573
Suntory Beverage & Food Ltd.	500	23,105
Suruga Bank Ltd.	600	12,837
Suzuken Co. Ltd.	400	14,572
Suzuki Motor Corp.	1,800	90,479
Sysmex Corp.	600	37,004
T&D Holdings, Inc.	5,200	71,353
Taiheiyo Cement Corp.	4,000	15,427
Taisei Corp.	4,000	40,133
Taisho Pharmaceutical Holdings Co. Ltd.	200	15,609
Taiyo Nippon Sanso Corp.	500	5,835
Takashimaya Co. Ltd.	1,000	9,178
Takeda Pharmaceutical Co. Ltd.	5,300	292,974
TDK Corp.	500	33,520
Teijin Ltd.	600	12,182
Terumo Corp.	1,500	57,989
THK Co. Ltd.	300	10,015
Tobu Railway Co. Ltd.	4,000	22,122
Toho Co. Ltd.	500	18,579
Toho Gas Co. Ltd.	1,000	6,595
Tohoku Electric Power Co., Inc.	4,700	64,300
Tokio Marine Holdings, Inc.	4,200	167,717
Tokyo Electric Power Co. Holdings, Inc.*	9,400	38,050
Tokyo Electron Ltd.	800	112,503
Tokyo Gas Co. Ltd.	8,000	42,440
Tokyo Tatemono Co. Ltd.	1,000	12,316
Tokyu Corp.	2,000	29,108
Tokyu Fudosan Holdings Corp.	5,000	29,836
Toppan Printing Co. Ltd.	3,000	30,045
Toray Industries, Inc.	7,200	68,571
Toshiba Corp.* (b)	30,100	83,782
Tosoh Corp.	3,000	35,203
TOTO Ltd.	500	19,034
Toyo Seikan Group Holdings Ltd.	900	14,842
Toyo Suisan Kaisha Ltd.	500	18,488
Toyoda Gosei Co. Ltd.	100	2,331
Toyota Industries Corp.	700	37,313
Toyota Motor Corp.	14,400	809,889
Toyota Tsusho Corp.	700	21,554
Trend Micro, Inc.	400	18,520
Tsuruha Holdings, Inc.	200	23,814
Unicharm Corp.	1,400	32,945
United Urban Investment Corp. REIT	12	18,109
USS Co. Ltd.	1,100	21,623
West Japan Railway Co.	900	65,420
Yahoo Japan Corp.	7,200	33,009
Yakult Honsha Co. Ltd.	300	20,794
Yamada Denki Co. Ltd.	5,300	28,685
Yamaguchi Financial Group, Inc.	1,000	11,316
Yamaha Corp.	600	20,903
Yamaha Motor Co. Ltd.	1,300	36,776
Yamato Holdings Co. Ltd.	1,400	29,850
Yamazaki Baking Co. Ltd.	1,000	18,957

Yaskawa Electric Corp.	800	24,232
Yokogawa Electric Corp.	800	12,466
Yokohama Rubber Co. Ltd.	500	9,255

		17,525,118

Jersey Island - 0.0%
Randgold Resources Ltd.	584	59,734

Jordan - 0.0%
Hikma Pharmaceuticals PLC	866	14,020

Luxembourg - 0.2%
ArcelorMittal*	3,558	95,047
Eurofins Scientific SE	63	36,007
Millicom International Cellular SA SDR	406	25,328
SES SA	1,084	24,783
Tenaris SA	2,555	34,157

		215,322

Macau - 0.1%
MGM China Holdings Ltd.	5,948	11,918
Sands China Ltd.	13,870	62,121
Wynn Macau Ltd.	9,708	21,312

		95,351

Malaysia - 0.6%
AirAsia Bhd	8,300	6,453
Alliance Financial Group Bhd	12,700	11,420
AMMB Holdings Bhd	7,887	7,905
Astro Malaysia Holdings Bhd	6,200	3,891
Axiata Group Bhd	14,989	17,304
British American Tobacco Malaysia Bhd	700	7,242
CIMB Group Holdings Bhd	17,401	28,849
DiGi.Com Bhd	16,920	19,176
Gamuda Bhd	9,300	11,629
Genting Bhd	13,900	31,605
Genting Malaysia Bhd	16,818	23,117
Genting Plantations Bhd	1,000	2,491
HAP Seng Consolidated Bhd	3,700	7,867
Hartalega Holdings Bhd	3,900	6,201
Hong Leong Bank Bhd	1,200	4,339
Hong Leong Financial Group Bhd	700	2,770
IHH Healthcare Bhd	10,904	15,294
IJM Corp. Bhd	16,800	13,139
IOI Corp. Bhd	15,400	16,372
IOI Properties Group Bhd	9,100	4,240
Kuala Lumpur Kepong Bhd	1,500	8,620
Malayan Banking Bhd	22,901	50,730
Malaysia Airports Holdings Bhd	500	1,054
Maxis Bhd	17,500	23,686
MISC Bhd	8,300	14,460
Petronas Chemicals Group Bhd	13,057	21,892
Petronas Dagangan Bhd	4,400	25,140
Petronas Gas Bhd	4,900	21,112
PPB Group Bhd	3,000	11,718
Public Bank Bhd	15,200	73,322
Sapura Energy Bhd	21,600	6,980
Sime Darby Bhd	17,111	36,061
Telekom Malaysia Bhd	14,000	21,079
Tenaga Nasional Bhd	18,200	60,858
UMW Holdings Bhd*	7,300	10,393
Westports Holdings Bhd	15,200	13,347
YTL Corp. Bhd	18,200	6,094
YTL Power International Bhd	24,865	8,210

		656,060

Malta - 0.0%
Brait SE*	2,491	11,018

Mexico - 0.9%
Alfa SAB de CV, Class A	16,678	23,348
America Movil SAB de CV, Series L	181,827	169,021
Arca Continental SAB de CV	2,132	15,597
Cemex SAB de CV, Series CPO*	79,238	74,056
Coca-Cola Femsa SAB de CV, Series L	2,730	22,374
El Puerto de Liverpool SAB de CV, Class C1	1,054	9,443
Fibra Uno Administracion SA de CV REIT	14,800	26,398
Fomento Economico Mexicano SAB de CV	10,677	106,852
Fresnillo PLC	1,401	29,276
Gentera SAB de CV	6,364	9,763
Gruma SAB de CV, Class B	725	10,633
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,078	22,921
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,113	22,704
Grupo Bimbo SAB de CV, Series A	8,517	20,645
Grupo Carso SAB de CV, Series A1	2,463	9,953
Grupo Financiero Banorte SAB de CV, Class O	13,028	88,839
Grupo Financiero Inbursa SAB de CV, Class O	11,819	19,765
Grupo Financiero Santander Mexico SAB de CV, Class B	10,029	20,659
Grupo Lala SAB de CV	4,618	8,198
Grupo Mexico SAB de CV, Series B	21,223	69,963
Grupo Televisa SAB, Series CPO	12,952	66,965
Industrias Penoles SAB de CV	757	19,668

Infraestructura Energetica Nova SAB de CV	2,950	16,029
Kimberly-Clark de Mexico SAB de CV, Class A	7,316	14,363
Mexichem SAB de CV	5,712	15,213
Promotora y Operadora de Infraestructura SAB de CV	1,351	14,803
Wal-Mart de Mexico SAB de CV	21,920	53,319

		980,768

Netherlands - 3.1%
ABN AMRO Group NV, 144A	1,963	55,009
Aegon NV	9,638	55,027
Akzo Nobel NV	1,352	123,608
Altice NV, Class A*	2,107	48,585
Altice NV, Class B*	513	11,863
ASML Holding NV	2,036	316,300
Boskalis Westminster	510	16,666
EXOR NV	566	36,317
Gemalto NV	504	27,236
Heineken Holding NV	575	56,773
Heineken NV	1,294	135,759
ING Groep NV	21,816	386,965
Koninklijke Ahold Delhaize NV	7,198	129,390
Koninklijke DSM NV (b)	1,041	78,978
Koninklijke KPN NV	18,769	66,383
Koninklijke Philips NV	5,081	192,227
Koninklijke Vopak NV	414	17,523
NN Group NV	1,995	79,169
NXP Semiconductors NV*	1,701	192,145
QIAGEN NV*	1,120	35,939
Randstad Holding NV	688	40,218
Royal Dutch Shell PLC, Class A	24,095	662,711
Royal Dutch Shell PLC, Class B	21,243	593,471
Wolters Kluwer NV	1,650	72,078

		3,430,340

New Zealand - 0.1%
Auckland International Airport Ltd.	6,271	30,572
Contact Energy Ltd.	4,033	16,158
Fletcher Building Ltd.	3,793	22,223
Mercury NZ Ltd.	3,974	9,816
Meridian Energy Ltd.	13,073	27,690
Ryman Healthcare Ltd.	2,519	16,422
Spark New Zealand Ltd.	14,493	40,739

		163,620

Norway - 0.5%
DNB ASA	5,253	102,582
Gjensidige Forsikring ASA	1,483	25,959
Marine Harvest ASA*	2,680	53,234
Norsk Hydro ASA	7,595	54,824
Orkla ASA	4,632	47,556
Schibsted ASA, Class A	435	10,570
Schibsted ASA, Class B	403	9,247
Statoil ASA	7,054	133,661
Telenor ASA	4,054	82,094
Yara International ASA	1,003	41,023

		560,750

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	1,104	14,827
Credicorp Ltd.	307	62,272
Southern Copper Corp. (b)	427	17,379

		94,478

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	10,577	15,389
Aboitiz Power Corp.	22,000	16,983
Alliance Global Group, Inc.*	16,700	4,536
Ayala Corp.	1,760	31,644
Ayala Land, Inc.	42,400	34,802
Bank of the Philippine Islands	2,200	4,553
BDO Unibank, Inc.	11,890	29,533
DMCI Holdings, Inc.	16,600	5,093
Energy Development Corp.	82,500	10,931
GT Capital Holdings, Inc.	415	9,067
International Container Terminal Services, Inc.	4,850	9,895
JG Summit Holdings, Inc.	13,470	18,901
Jollibee Foods Corp.	4,780	22,251
Megaworld Corp.	63,000	6,082
Metro Pacific Investments Corp.	99,200	12,310
Metropolitan Bank & Trust Co.	930	1,592
PLDT, Inc.	790	26,709
Robinsons Land Corp.	9,000	4,081
Security Bank Corp.	630	3,078
SM Investments Corp.	1,465	23,205
SM Prime Holdings, Inc.	59,600	38,902
Universal Robina Corp.	5,630	16,075

		345,612

Poland - 0.3%
Alior Bank SA*	1,004	18,575
Bank Pekao SA	890	31,922
Bank Zachodni WBK SA	206	21,343
Cyfrowy Polsat SA	1,087	8,166
Eurocash SA	421	4,619
Grupa Azoty SA	246	4,751
Grupa Lotos SA*	508	8,382
KGHM Polska Miedz SA	713	25,204
LPP SA	3	7,344
mBank SA*	81	9,945

Orange Polska SA*	3,606	6,055
PGE Polska Grupa Energetyczna SA	4,737	18,949
Polski Koncern Naftowy ORLEN SA	1,629	53,839
Polskie Gornictwo Naftowe i Gazownictwo SA	14,465	27,695
Powszechna Kasa Oszczednosci Bank Polski SA*	4,923	50,620
Powszechny Zaklad Ubezpieczen SA	3,936	53,513
Synthos SA	2,905	3,893
Tauron Polska Energia SA*	5,774	6,345

		361,160

Portugal - 0.1%
EDP - Energias de Portugal SA	12,991	49,875
Galp Energia SGPS SA	3,027	50,124
Jeronimo Martins SGPS SA	1,269	25,319

		125,318

Qatar - 0.2%
Barwa Real Estate Co.	1,693	14,734
Commercial Bank QSC*	1,090	8,924
Doha Bank QPSC	835	6,916
Ezdan Holding Group QSC	5,675	17,518
Industries Qatar QSC	1,121	28,015
Masraf Al Rayan QSC	2,132	22,337
Qatar Electricity & Water Co. QSC	350	17,879
Qatar Gas Transport Co. Ltd.	1,493	6,966
Qatar Insurance Co. SAQ	739	13,395
Qatar Islamic Bank SAQ	325	8,301
Qatar National Bank QPSC	1,256	45,049

		190,034

Romania - 0.0%
NEPI Rockcastle PLC*	2,356	34,139

Russia - 0.7%
Alrosa PJSC	14,584	20,416
Gazprom PJSC	58,910	119,811
Inter RAO UES PJSC	81,755	5,539
LUKOIL PJSC	1,813	91,908
Magnit PJSC, GDR	1,437	60,052
MMC Norilsk Nickel PJSC	319	53,840
Mobile TeleSystems PJSC, ADR	2,751	27,482
Moscow Exchange MICEX-RTS PJSC	7,739	14,061
Novatek PJSC, GDR	513	54,224
Novolipetsk Steel PJSC	6,584	15,882
PhosAgro PJSC, GDR	602	8,368
Rostelecom PJSC	5,125	5,920
RusHydro PJSC	295,824	4,237
Sberbank of Russia PJSC	58,717	185,763
Severstal PJSC	1,189	18,653
Sistema PJSC FC, GDR	668	2,772
Surgutneftegas OJSC	40,405	18,808
Tatneft PJSC	6,518	43,599

		751,335

Singapore - 0.9%
Ascendas Real Estate Investment Trust REIT	14,400	28,249
CapitaLand Commercial Trust REIT	13,300	17,067
CapitaLand Ltd.	13,257	36,957
CapitaLand Mall Trust REIT	14,691	23,511
ComfortDelGro Corp. Ltd.	13,300	22,462
DBS Group Holdings Ltd.	9,800	149,029
Genting Singapore PLC	40,200	35,132
Global Logistic Properties Ltd.	16,800	40,143
Golden Agri-Resources Ltd.	38,593	11,242
Jardine Cycle & Carriage Ltd.	400	11,779
Keppel Corp. Ltd.	8,100	37,694
Oversea-Chinese Banking Corp. Ltd.	18,100	149,103
Sembcorp Industries Ltd.	5,000	10,989
Singapore Airlines Ltd.	5,300	40,299
Singapore Exchange Ltd.	4,393	24,298
Singapore Press Holdings Ltd.	13,700	27,886
Singapore Technologies Engineering Ltd.	8,730	23,500
Singapore Telecommunications Ltd.	49,100	133,980
StarHub Ltd.	3,600	6,929
Suntec Real Estate Investment Trust REIT	9,828	13,735
United Overseas Bank Ltd.	8,122	143,937
UOL Group Ltd.	3,000	18,098
Wilmar International Ltd.	11,900	29,137

		1,035,156

South Africa - 1.8%
Anglo American Platinum Ltd.*	493	13,359
AngloGold Ashanti Ltd.	2,777	28,106
Aspen Pharmacare Holdings Ltd.	1,998	44,527
Barclays Africa Group Ltd. (b)	3,738	42,636
Bid Corp. Ltd.	1,680	38,154
Bidvest Group Ltd. (b)	1,825	24,053
Capitec Bank Holdings Ltd.	268	18,552
Coronation Fund Managers Ltd.	1,250	6,760
Discovery Ltd.	1,509	17,469
Exxaro Resources Ltd.	1,529	15,382
FirstRand Ltd.	19,529	83,363
Fortress Income Fund Ltd. REIT	4,387	13,290

Fortress Income Fund Ltd., Class A REIT	3,726	5,024
Foschini Group Ltd.	1,259	14,834
Gold Fields Ltd.	4,821	21,495
Growthpoint Properties Ltd. REIT (b)	11,520	22,272
Hyprop Investments Ltd. REIT	1,281	11,239
Impala Platinum Holdings Ltd.*	4,600	14,215
Imperial Holdings Ltd.	855	13,712
Investec Ltd.	915	6,968
Investec PLC	3,661	27,931
Liberty Holdings Ltd. (b)	458	3,647
Life Healthcare Group Holdings Ltd.	5,722	11,599
Massmart Holdings Ltd.	228	2,132
Mediclinic International PLC	1,828	18,071
MMI Holdings Ltd.	5,187	8,298
Mondi Ltd.	696	18,978
Mondi PLC	2,039	55,712
Mr Price Group Ltd.	1,213	16,901
MTN Group Ltd.(b)	9,083	90,231
Naspers Ltd., Class N	2,521	569,938
Nedbank Group Ltd. (b)	1,275	21,550
Netcare Ltd.	5,620	10,416
Pick n Pay Stores Ltd.	828	4,072
Pioneer Foods Group Ltd.	706	6,873
PSG Group Ltd.	437	8,485
Rand Merchant Investment Holdings Ltd.	2,725	8,720
Redefine Properties Ltd. REIT	27,992	22,938
Remgro Ltd.	2,874	48,019
Resilient REIT Ltd. REIT (b)	1,578	15,170
RMB Holdings Ltd.	3,512	17,940
Sanlam Ltd.	7,210	39,795
Sappi Ltd.	3,720	24,993
Sasol Ltd.	3,455	104,080
Shoprite Holdings Ltd.	2,854	49,448
Sibanye Gold Ltd.	13,986	22,330
SPAR Group Ltd.	856	11,124
Standard Bank Group Ltd.	7,712	99,258
Steinhoff International Holdings NV	18,081	87,370
Telkom SA SOC Ltd.	922	4,448
Tiger Brands Ltd.	1,025	31,754
Truworths International Ltd.	2,183	13,933
Vodacom Group Ltd.	1,870	26,103
Woolworths Holdings Ltd. (b)	5,295	24,153

		1,981,820

South Korea - 3.5%
Amorepacific Corp.	183	46,740
AMOREPACIFIC Group	175	20,796
BGF retail Co. Ltd.	158	12,779
BNK Financial Group, Inc.	1,519	13,282
Celltrion, Inc.*	490	50,017
Cheil Worldwide, Inc.	400	6,740
CJ CheilJedang Corp.	62	19,932
CJ Corp.	92	14,441
CJ E&M Corp.	164	11,054
CJ Logistics Corp.*	46	6,894
Coway Co. Ltd.	313	27,425
Daelim Industrial Co. Ltd.	169	12,560
Daewoo Engineering & Construction Co. Ltd.*	684	4,264
DGB Financial Group, Inc.	946	9,228
Dongbu Insurance Co. Ltd.	240	16,006
Dongsuh Cos., Inc.	77	1,810
Doosan Bobcat, Inc.	196	6,631
Doosan Heavy Industries & Construction Co. Ltd.	295	4,709
E-MART, Inc.	145	28,804
GS Engineering & Construction Corp.*	422	10,666
GS Holdings Corp.	232	14,526
GS Retail Co. Ltd.	224	8,016
Hana Financial Group, Inc.	1,686	73,265
Hankook Tire Co. Ltd.	425	22,237
Hanmi Pharm. Co. Ltd.*	47	16,798
Hanmi Science Co. Ltd.*	76	6,032
Hanon Systems	1,571	16,092
Hanssem Co. Ltd.	81	12,212
Hanwha Chemical Corp.	589	18,465
Hanwha Corp.	252	10,984
Hanwha Life Insurance Co. Ltd.	1,493	9,692
Hanwha Techwin Co. Ltd.*	207	7,123
Hotel Shilla Co. Ltd.	240	13,175
Hyosung Corp.	128	17,992
Hyundai Department Store Co. Ltd.	85	7,282
Hyundai Development Co.-Engineering & Construction	341	11,386
Hyundai Engineering & Construction Co. Ltd.	338	12,185
Hyundai Glovis Co. Ltd.	147	20,207
Hyundai Heavy Industries Co. Ltd.*	189	24,890
Hyundai Marine & Fire Insurance Co. Ltd.	517	21,182
Hyundai Mobis Co. Ltd.	395	82,671
Hyundai Motor Co.	828	103,170
Hyundai Robotics Co. Ltd.*	57	22,394

Hyundai Steel Co.	496	25,381
Hyundai Wia Corp.	156	9,684
Kakao Corp.	184	20,071
Kangwon Land, Inc.	850	26,007
KB Financial Group, Inc.	2,260	111,036
KCC Corp.	59	20,720
KEPCO Plant Service & Engineering Co. Ltd.	179	7,262
Kia Motors Corp.	1,450	45,586
Korea Aerospace Industries Ltd.	417	17,104
Korea Electric Power Corp.	1,253	47,671
Korea Gas Corp.*	149	5,986
Korea Investment Holdings Co. Ltd.	254	14,799
Korea Zinc Co. Ltd.	78	35,693
Korean Air Lines Co. Ltd.*	248	7,302
KT Corp.	166	4,593
KT&G Corp.	614	62,347
Kumho Petrochemical Co. Ltd.	177	12,369
LG Chem Ltd.	312	104,867
LG Corp.	392	29,202
LG Display Co. Ltd.	1,225	33,841
LG Electronics, Inc.	592	42,788
LG Household & Health Care Ltd.	61	51,933
LG Innotek Co. Ltd.	145	23,725
Lotte Chemical Corp.	87	30,823
Lotte Chilsung Beverage Co. Ltd.	2	2,744
Lotte Confectionery Co. Ltd.	34	5,955
Lotte Shopping Co. Ltd.	85	19,373
Medy-Tox, Inc.	27	13,627
Mirae Asset Daewoo Co. Ltd.	943	8,488
NAVER Corp.	156	104,452
NCSoft Corp.	96	32,735
Netmarble Games Corp., 144A*	93	12,743
NH Investment & Securities Co. Ltd.	772	9,448
OCI Co. Ltd.	163	14,210
Orion Corp.*	142	10,994
Ottogi Corp.	8	5,399
Pan Ocean Co. Ltd.*	1,175	6,700
POSCO	430	130,991
Posco Daewoo Corp.	253	4,745
S-1 Corp.	93	7,398
Samsung Biologics Co. Ltd., 144A*	90	22,588
Samsung C&T Corp.	430	49,193
Samsung Card Co. Ltd.	261	8,587
Samsung Electro-Mechanics Co. Ltd.	340	30,454
Samsung Electronics Co. Ltd.	538	1,105,009
Samsung Fire & Marine Insurance Co. Ltd.	171	41,931
Samsung Heavy Industries Co. Ltd.*	678	6,434
Samsung Life Insurance Co. Ltd.	390	39,948
Samsung SDI Co. Ltd.	322	56,113
Samsung SDS Co. Ltd.	197	29,263
Samsung Securities Co. Ltd.	255	8,266
Shinhan Financial Group Co. Ltd.	2,385	109,986
Shinsegae Inc.	44	7,531
SK Holdings Co. Ltd.	175	41,515
SK Hynix, Inc.	3,139	190,968
SK Innovation Co. Ltd.	335	56,002
SK Networks Co. Ltd.	750	4,663
SK Telecom Co. Ltd.	88	19,784
S-Oil Corp.	264	29,383
Woori Bank	1,713	28,256
Yuhan Corp.	46	9,220

		3,952,640

Spain - 2.5%
Abertis Infraestructuras SA	3,330	67,391
ACS Actividades de Construccion y Servicios SA	1,378	52,100
Aena SA, 144A	425	83,000
Amadeus IT Group SA	2,302	142,693
Banco Bilbao Vizcaya Argentaria SA	36,497	322,469
Banco de Sabadell SA	28,623	62,935
Banco Santander SA	91,265	593,100
Bankia SA	7,850	38,212
Bankinter SA	3,685	35,138
CaixaBank SA	20,705	106,924
Distribuidora Internacional de Alimentacion SA	3,070	19,428
Enagas SA	1,450	42,731
Endesa SA	1,736	41,880
Ferrovial SA	2,424	55,246
Gas Natural SDG SA	1,914	46,527
Grifols SA	1,694	47,895
Iberdrola SA	31,713	259,021
Industria de Diseno Textil SA	6,365	241,826
Mapfre SA	7,226	25,574
Red Electrica Corp. SA	2,903	65,195
Repsol SA	6,794	116,709
Siemens Gamesa Renewable Energy SA	1,312	19,594
Telefonica SA	24,782	267,256

		2,752,844

Sweden - 2.0%
Alfa Laval AB	1,446	32,757

Assa Abloy AB, Class B	5,506	119,049
Atlas Copco AB, Class A	3,783	148,259
Atlas Copco AB, Class B	2,053	73,276
Boliden AB	1,603	56,085
Electrolux AB, Series B	1,395	50,721
Essity AB, Class B*	3,463	96,144
Getinge AB, Class B (b)	1,113	20,675
Hennes & Mauritz AB, Class B	5,212	131,846
Hexagon AB, Class B	1,368	67,128
Husqvarna AB, Class B	2,289	23,089
ICA Gruppen AB (b)	414	16,506
Industrivarden AB, Class C	928	21,980
Investor AB, Class B	2,448	114,486
Kinnevik AB, Class B	1,655	49,801
L E Lundbergforetagen AB, Class B	211	16,345
Lundin Petroleum AB*	976	20,943
Nordea Bank AB	16,434	221,099
Sandvik AB	5,927	97,941
Securitas AB, Class B	1,710	28,106
Skandinaviska Enskilda Banken AB, Class A	7,992	104,002
Skanska AB, Class B	1,877	42,403
SKF AB, Class B	2,097	41,910
Svenska Handelsbanken AB, Class A	8,171	122,168
Swedbank AB, Class A	4,888	132,139
Swedish Match AB	1,032	36,795
Tele2 AB, Class B	1,654	19,255
Telefonaktiebolaget LM Ericsson, Class B	17,141	100,463
Telia Co. AB	10,534	50,245
Volvo AB, Class B	8,587	146,651

		2,202,267

Switzerland - 6.1%
ABB Ltd.	10,717	248,102
Adecco Group AG	910	65,952
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	3	17,206
Cie Financiere Richemont SA	2,921	261,198
Coca-Cola HBC AG*	1,310	44,788
Credit Suisse Group AG*	14,496	213,143
Dufry AG*	171	26,356
EMS-Chemie Holding AG	50	34,178
Ferguson PLC	1,433	85,294
Geberit AG	241	110,102
Givaudan SA	50	102,195
Glencore PLC*	70,312	326,857
Julius Baer Group Ltd.*	1,253	70,036
Kuehne + Nagel International AG	248	44,922
LafargeHolcim Ltd.*	2,576	151,371
Lonza Group AG*	344	87,099
Nestle SA	17,256	1,463,867
Novartis AG	12,540	1,057,913
Pargesa Holding SA	252	20,419
Partners Group Holding AG	95	61,620
Roche Holding AG	3,896	989,286
Schindler Holding AG	19	3,992
Schindler Holding AG Participation Certificates	236	50,549
SGS SA	30	67,042
Sika AG	12	85,093
Sonova Holding AG	398	67,278
STMicroelectronics NV	3,484	60,367
Straumann Holding AG	54	34,603
Swatch Group AG - Bearer	178	71,055
Swatch Group AG - Registered	245	18,996
Swiss Life Holding AG*	144	51,536
Swiss Prime Site AG*	480	43,448
Swiss Re AG	1,771	160,396
Swisscom AG	143	72,115
UBS Group AG*	20,666	340,500
Vifor Pharma AG	160	16,168
Zurich Insurance Group AG	824	246,525

		6,871,567

Taiwan - 3.0%
Acer, Inc.*	20,943	10,548
Advanced Semiconductor Engineering, Inc.	35,658	43,008
Advantech Co. Ltd.	1,855	13,676
Asia Cement Corp.	12,802	11,602
Asustek Computer, Inc.	3,636	30,120
AU Optronics Corp.	52,882	21,728
Catcher Technology Co. Ltd.	3,562	45,323
Cathay Financial Holding Co. Ltd.	41,270	67,350
Chailease Holding Co. Ltd.	5,315	14,477
Chang Hwa Commercial Bank Ltd.	23,086	12,622
Cheng Shin Rubber Industry Co. Ltd.	11,023	22,171
Chicony Electronics Co. Ltd.	2,699	6,779
China Development Financial Holding Corp.	69,222	21,607
China Life Insurance Co. Ltd.*	7,780	8,585
China Steel Corp.	67,357	56,467
Chunghwa Telecom Co. Ltd.	20,679	71,947
Compal Electronics, Inc.	25,930	18,645
CTBC Financial Holding Co. Ltd.	103,143	66,816
Delta Electronics, Inc.	10,961	60,110

E.Sun Financial Holding Co. Ltd.	54,476	33,575
Eclat Textile Co. Ltd.	1,512	18,537
Eva Airways Corp.	10,943	5,693
Far Eastern New Century Corp.	18,240	14,596
Far EasTone Telecommunications Co. Ltd.	10,629	25,781
First Financial Holding Co. Ltd.	58,402	37,930
Formosa Chemicals & Fibre Corp.	19,703	61,957
Formosa Petrochemical Corp.	8,024	28,316
Formosa Plastics Corp.	22,412	69,733
Foxconn Technology Co. Ltd.	7,856	24,938
Fubon Financial Holding Co. Ltd.	31,735	51,001
General Interface Solution Holding Ltd.	1,000	11,979
Giant Manufacturing Co. Ltd.	2,280	11,521
Globalwafers Co. Ltd.	1,065	8,452
Hiwin Technologies Corp.	1,786	15,831
Hon Hai Precision Industry Co. Ltd.	85,183	331,655
Hotai Motor Co. Ltd.	1,342	15,808
HTC Corp.*	5,246	11,942
Hua Nan Financial Holdings Co. Ltd.	48,205	26,915
Innolux Corp.	53,098	25,864
Inventec Corp.	16,805	13,336
Largan Precision Co. Ltd.	646	124,795
Lite-On Technology Corp.	11,181	16,542
MediaTek, Inc.	9,306	83,411
Mega Financial Holding Co. Ltd.	61,830	49,683
Nan Ya Plastics Corp.	26,765	67,580
Nanya Technology Corp.	3,155	6,764
Nien Made Enterprise Co. Ltd.	1,089	11,709
Novatek Microelectronics Corp.	3,133	12,198
Pegatron Corp.	11,651	36,676
Phison Electronics Corp.	926	12,488
Pou Chen Corp.	13,745	17,831
Powertech Technology, Inc.	1,951	5,922
President Chain Store Corp.	2,945	24,640
Quanta Computer, Inc.	14,368	32,708
Realtek Semiconductor Corp.	1,959	7,595
Ruentex Development Co. Ltd.*	5,100	4,994
Shin Kong Financial Holding Co. Ltd.	44,625	12,968
Siliconware Precision Industries Co. Ltd.	15,589	24,691
SinoPac Financial Holdings Co. Ltd.*	57,318	18,423
Standard Foods Corp.	3,317	8,474
Synnex Technology International Corp.	7,222	8,065
TaiMed Biologics, Inc.*	711	5,112
Taishin Financial Holding Co. Ltd.	50,268	22,320
Taiwan Business Bank	20,795	5,747
Taiwan Cement Corp.	23,760	27,438
Taiwan Cooperative Financial Holding Co. Ltd.	57,403	30,243
Taiwan Fertilizer Co. Ltd.	4,250	5,668
Taiwan High Speed Rail Corp.	9,565	8,431
Taiwan Mobile Co. Ltd.	8,747	31,302
Taiwan Semiconductor Manufacturing Co. Ltd.	134,294	963,407
Teco Electric and Machinery Co. Ltd.	9,050	8,457
Transcend Information, Inc.	1,065	3,176
Uni-President Enterprises Corp.	29,647	63,068
United Microelectronics Corp.	83,330	41,556
Vanguard International Semiconductor Corp.	5,851	10,566
Wistron Corp.	10,464	9,882
WPG Holdings Ltd.	8,034	10,462
Yuanta Financial Holding Co. Ltd.	68,194	29,601
Yulon Motor Co. Ltd.	4,250	3,661
Zhen Ding Technology Holding Ltd.	2,601	6,024

		3,323,219

Thailand - 0.4%
Advanced Info Service PCL, NVDR	4,500	25,410
Airports of Thailand PCL, NVDR	23,500	38,571
Bangkok Dusit Medical Services PCL, NVDR	400	252
Bangkok Expressway & Metro PCL, NVDR	18,300	4,299
Berli Jucker PCL, NVDR	6,900	10,234
Central Pattana PCL, NVDR	800	1,735
Charoen Pokphand Foods PCL, NVDR	14,100	11,571
CP ALL PCL, NVDR	26,800	50,041
Electricity Generating PCL, NVDR	200	1,409
Home Product Center PCL, NVDR	100	30
Indorama Ventures PCL, NVDR	16,500	19,380
IRPC PCL, NVDR	190,885	34,205
Kasikornbank PCL, NVDR	13,500	81,720
KCE Electronics PCL, NVDR	1,300	3,426
Krung Thai Bank PCL, NVDR	24,100	13,572
Minor International PCL, NVDR	4,900	5,866

PTT Exploration & Production PCL, NVDR	8,000	21,081
PTT Global Chemical PCL, NVDR	7,100	16,357
PTT PCL, NVDR	6,300	75,702
Robinson PCL, NVDR	700	1,212
Siam Cement PCL	700	10,541
Siam Commercial Bank PCL, NVDR	9,600	43,511
Thai Oil PCL, NVDR	9,600	27,249
True Corp. PCL, NVDR*	24,000	4,048

		501,422

Turkey - 0.3%
Akbank TAS	11,823	35,398
Anadolu Efes Biracilik Ve Malt Sanayii AS	760	4,665
Arcelik AS	1,580	10,980
Aselsan Elektronik Sanayi Ve Ticaret AS	1,099	8,592
BIM Birlesik Magazalar AS	1,144	25,340
Coca-Cola Icecek AS	419	4,870
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	23,884	20,332
Ford Otomotiv Sanayi AS	267	3,675
Haci Omer Sabanci Holding AS	6,778	20,803
KOC Holding AS	4,620	24,133
Petkim Petrokimya Holding AS	3,708	6,700
TAV Havalimanlari Holding AS	1,710	10,507
Tofas Turk Otomobil Fabrikasi AS	1,698	15,536
Tupras Turkiye Petrol Rafinerileri AS	940	31,927
Turk Hava Yollari AO*	5,899	16,671
Turk Telekomunikasyon AS*	2,883	5,994
Turkcell Iletisim Hizmetleri AS	5,342	20,433
Turkiye Garanti Bankasi AS	12,749	39,647
Turkiye Halk Bankasi AS	5,265	22,593
Turkiye Is Bankasi, Class C	9,381	20,345
Turkiye Sise ve Cam Fabrikalari AS	9,314	11,974
Ulker Biskuvi Sanayi AS	845	5,050

		366,165

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	8,508	16,910
Aldar Properties PJSC	5,350	3,365
DAMAC Properties Dubai Co. PJSC	9,966	10,962
DP World Ltd.	966	22,160
Dubai Islamic Bank PJSC	1,971	3,268
DXB Entertainments PJSC*	17,571	3,755
Emaar Malls PJSC	8,594	5,756
Emaar Properties PJSC	16,183	37,452
Emirates Telecommunications Group Co. PJSC	9,559	46,846
First Abu Dhabi Bank PJSC	4,074	11,536

		162,010

United Kingdom - 10.7%
3i Group PLC	5,849	73,326
Admiral Group PLC	1,278	31,911
Anglo American PLC	7,936	143,924
Ashtead Group PLC	2,729	58,685
Associated British Foods PLC	1,947	83,636
AstraZeneca PLC	6,902	405,281
Auto Trader Group PLC, 144A	5,938	27,135
Aviva PLC	22,204	150,019
Babcock International Group PLC	1,416	14,877
BAE Systems PLC	17,618	138,399
Barclays PLC	92,521	228,629
Barratt Developments PLC	5,649	45,618
Berkeley Group Holdings PLC	691	33,427
BP PLC	106,486	612,955
British American Tobacco PLC	12,527	782,553
British Land Co. PLC REIT	5,240	41,434
BT Group PLC	46,009	174,049
Bunzl PLC	1,887	56,365
Burberry Group PLC	2,309	53,654
Capita PLC	3,542	29,702
Centrica PLC	30,453	78,718
CNH Industrial NV	6,017	68,263
Cobham PLC	11,473	20,369
Coca-Cola European Partners PLC	875	37,468
Compass Group PLC	8,539	182,409
ConvaTec Group PLC, 144A*	6,485	24,059
Croda International PLC	856	42,527
Diageo PLC	13,761	461,227
Direct Line Insurance Group PLC	7,487	36,799
Dixons Carphone PLC	5,424	12,162
easyJet PLC	1,103	17,058
Experian PLC	5,176	104,010
Fiat Chrysler Automobiles NV*	5,261	79,226
G4S PLC	8,487	31,113
GKN PLC	9,735	40,144
GlaxoSmithKline PLC	26,839	532,206
Hammerson PLC REIT	4,059	29,445
Hargreaves Lansdown PLC	1,568	28,386
HSBC Holdings PLC	108,369	1,051,684
IMI PLC	1,618	23,747
Imperial Brands PLC	5,240	216,860

Inmarsat PLC	2,724	25,784
InterContinental Hotels Group PLC	1,028	51,258
International Consolidated Airlines Group SA	3,525	27,893
Intertek Group PLC	849	56,099
Intu Properties PLC REIT	4,918	15,822
ITV PLC	20,485	42,012
J Sainsbury PLC	9,602	29,253
Johnson Matthey PLC	1,166	41,674
Kingfisher PLC	12,664	48,947
Land Securities Group PLC REIT	4,322	56,446
Legal & General Group PLC	32,474	109,263
Lloyds Banking Group PLC	367,533	303,307
London Stock Exchange Group PLC	1,791	91,479
Marks & Spencer Group PLC	8,546	35,318
Meggitt PLC	4,492	30,088
Merlin Entertainments PLC, 144A	3,339	19,917
National Grid PLC	19,170	241,614
Next PLC	791	42,233
Old Mutual PLC	28,099	75,394
Pearson PLC	4,487	35,190
Persimmon PLC	1,696	58,314
Provident Financial PLC (b)	909	10,379
Prudential PLC	14,056	329,980
Reckitt Benckiser Group PLC	3,566	338,091
RELX NV	5,280	110,846
RELX PLC	6,061	132,531
Rio Tinto Ltd.	2,302	124,146
Rio Tinto PLC	6,751	327,057
Rolls-Royce Holdings PLC*	9,046	106,913
Royal Bank of Scotland Group PLC*	19,946	64,970
Royal Mail PLC	3,980	20,288
RSA Insurance Group PLC	6,015	51,840
Sage Group PLC	5,897	52,806
Schroders PLC	655	28,526
Segro PLC REIT	4,634	32,238
Severn Trent PLC	1,285	37,702
Sky PLC	5,638	69,697
Smith & Nephew PLC	4,623	83,512
Smiths Group PLC	2,301	45,970
SSE PLC	5,530	101,899
St James’s Place PLC	3,026	45,116
Standard Chartered PLC*	17,953	178,755
Standard Life Aberdeen PLC	15,778	87,649
Tate & Lyle PLC	2,646	23,386
Taylor Wimpey PLC	17,966	46,580
Tesco PLC*	44,712	104,590
Travis Perkins PLC	1,343	26,136
Unilever NV	8,911	530,510
Unilever PLC	7,003	409,219
United Utilities Group PLC	3,730	43,891
Vodafone Group PLC	145,589	416,808
Weir Group PLC	1,279	29,687
Whitbread PLC	1,017	49,420
Wm Morrison Supermarkets PLC	11,295	35,929
Worldpay Group PLC, 144A	7,197	38,808
WPP PLC	6,815	125,136

		12,001,775

United States(e) - 0.4%
Carnival PLC	1,026	71,311
Shire PLC	4,933	244,532
Valeant Pharmaceuticals International, Inc.*	1,779	23,919
Yum China Holdings, Inc.*	2,086	73,761

		413,523

TOTAL COMMON STOCKS
(Cost $96,707,266)		108,121,564

PREFERRED STOCKS - 1.3%
Brazil - 0.7%
Banco Bradesco SA	16,986	181,200
Braskem SA, Class A	1,099	13,305
Cia Brasileira de Distribuicao*	741	16,946
Cia Energetica de Minas Gerais	4,274	11,378
Cia Paranaense de Energia, Class B	514	4,693
Gerdau SA	5,673	21,356
Itau Unibanco Holding SA	17,576	225,294
Itausa - Investimentos Itau SA	21,216	68,746
Lojas Americanas SA	3,427	19,346
Petroleo Brasileiro SA*	20,826	90,308
Suzano Papel e Celulose SA, Class A	2,205	12,259
Telefonica Brasil SA	2,172	33,699
Vale SA	10,178	105,309

		803,839

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, Class B	524	24,613

Colombia - 0.0%
Bancolombia SA	3,027	34,485
Grupo Aval Acciones y Valores SA	22,569	10,101
Grupo de Inversiones Suramericana SA	15	205

		44,791

Germany - 0.4%
Bayerische Motoren Werke AG	268	22,234
FUCHS PETROLUB SE	425	23,627
Henkel AG & Co. KGaA	932	124,874
Porsche Automobil Holding SE	865	49,026
Schaeffler AG	1,030	14,518
Volkswagen AG	1,014	151,311

		385,590

Russia - 0.0%
Surgutneftegas OJSC	39,197	19,597
Transneft PJSC	3	9,219

		28,816

South Korea - 0.2%
Amorepacific Corp.	74	11,255
Hyundai Motor Co.	150	12,824
Hyundai Motor Co. - 2nd Preferred	178	16,101
LG Chem Ltd.	74	17,260
Samsung Electronics Co. Ltd.	100	167,169

		224,609

TOTAL PREFERRED STOCKS
(Cost $1,205,991)		1,512,258

RIGHTS - 0.0%
China - 0.0%
Sisram Medical Ltd., expires 12/31/17 (c)	11	0

Sweden - 0.0%
Getinge AB* (b), expires 09/14/17	1,113	412

TOTAL RIGHTS
(Cost $0)		412

SECURITIES LENDING COLLATERAL - 0.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93%(f)(g)
(Cost $886,017)	886,017	886,017

TOTAL INVESTMENTS - 98.6%
(Cost $98,799,274)		$110,520,251
Other assets and liabilities, net - 1.4%		1,581,291

NET ASSETS - 100.0%		$112,101,542

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $832,926, which is 0.7% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Securities are domiciled in the United States and trade on a non-U.S. exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions in affiliated investments during the period ended August 31, 2017 is as follows:

	Value ($) at 5/31/17	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/ (Loss) ($)	Net change in unrealized Appreciation (Depreciation) ($)	Income ($)	Value ($) at 8/31/17
Deutsche Bank AG	195,941	13,044	(10,557)	(8,283)	(8,817)	—	181,328

At August 31, 2017 the Deutsche X-trackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$25,678,784	23.5%
Industrials	12,638,619	11.5
Consumer Discretionary	12,243,946	11.2
Information Technology	11,882,700	10.9
Consumer Staples	10,849,283	9.9
Health Care	8,766,233	8.0
Materials	8,722,917	8.0
Energy	6,856,780	6.2
Telecommunication Services	4,773,191	4.3
Real Estate	3,668,830	3.3
Utilities	3,552,951	3.2

Total	$109,634,234	100.0%

At August 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(h)
E-mini MSCI EAFE Index	USD	1	$96,457	$96,675	12/15/2017	$218
E-mini MSCI Emerging Markets Index Futures	USD	3	163,425	163,500	12/15/2017	75
SGX NIFTY 50 Futures	USD	114	2,272,248	2,265,864	9/28/2017	(6,384)

Total net unrealized depreciation						$(6,091)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (i)	Unrealized Depreciation (i)
Goldman Sachs & Co.	9/5/2017	AED	482,600	USD	131,372	$—	$(21)
Goldman Sachs & Co.	9/5/2017	AUD	789,400	USD	629,965	2,468	—
Goldman Sachs & Co.	9/5/2017	AUD	43,000	USD	34,258	77	—
JP Morgan & Chase Co.	9/5/2017	AUD	5,345,800	USD	4,265,942	16,543	—
RBC Capital Markets	9/5/2017	AUD	1,097,500	USD	875,816	3,409	—
Goldman Sachs & Co.	9/5/2017	CAD	8,306,600	USD	6,645,652	—	(6,626)
Goldman Sachs & Co.	9/5/2017	CAD	76,000	USD	60,652	—	(212)
RBC Capital Markets	9/5/2017	CAD	1,084,300	USD	867,523	—	(831)
Goldman Sachs & Co.	9/5/2017	CHF	5,627,200	USD	5,844,195	—	(25,873)
Goldman Sachs & Co.	9/5/2017	CHF	41,000	USD	42,521	—	(249)
RBC Capital Markets	9/5/2017	CHF	578,100	USD	600,380	—	(2,670)
Goldman Sachs & Co.	9/5/2017	CZK	1,401,900	USD	63,546	—	(407)
Goldman Sachs & Co.	9/5/2017	DKK	9,566,300	USD	1,519,341	—	(12,346)
Goldman Sachs & Co.	9/5/2017	EUR	7,127,200	USD	8,417,793	—	(69,077)
JP Morgan & Chase Co.	9/5/2017	EUR	131,000	USD	154,771	—	(1,220)
JP Morgan & Chase Co.	9/5/2017	EUR	12,975,400	USD	15,324,573	—	(126,170)
RBC Capital Markets	9/5/2017	EUR	1,558,600	USD	1,840,672	—	(15,265)
Goldman Sachs & Co.	9/5/2017	GBP	3,195,700	USD	4,217,493	84,427	—
Goldman Sachs & Co.	9/5/2017	GBP	37,000	USD	48,918	1,065	—
JP Morgan & Chase Co.	9/5/2017	GBP	6,882,600	USD	9,083,565	182,154	—
RBC Capital Markets	9/5/2017	GBP	395,400	USD	521,829	10,450	—
Goldman Sachs & Co.	9/5/2017	HKD	740,000	USD	94,801	227	—
Goldman Sachs & Co.	9/5/2017	HKD	25,102,400	USD	3,216,875	8,735	—
Goldman Sachs & Co.	9/5/2017	HKD	1,977,000	USD	253,345	680	—
JP Morgan & Chase Co.	9/5/2017	HKD	36,627,200	USD	4,693,899	12,865	—
RBC Capital Markets	9/5/2017	HKD	1,662,800	USD	213,091	581	—
Goldman Sachs & Co.	9/5/2017	HUF	4,640,700	USD	18,005	—	(70)
JP Morgan & Chase Co.	9/5/2017	HUF	17,863,500	USD	69,310	—	(265)
Goldman Sachs & Co.	9/5/2017	ILS	832,100	USD	234,025	1,812	—
Goldman Sachs & Co.	9/5/2017	INR	5,139,500	USD	79,818	—	(532)
Goldman Sachs & Co.	9/5/2017	JPY	500,586,500	USD	4,536,558	—	(18,000)
RBC Capital Markets	9/5/2017	JPY	199,894,500	USD	1,811,549	—	(7,179)
The Bank of New York Mellon	9/5/2017	JPY	8,937,000	USD	81,130	—	(182)
The Bank of New York Mellon	9/5/2017	JPY	1,298,885,300	USD	11,771,450	—	(46,384)
Goldman Sachs & Co.	9/5/2017	KRW	2,149,450,100	USD	1,919,323	13,023	—

JP Morgan & Chase Co.	9/5/2017	KRW	2,566,016,300	USD	2,291,516	15,772	—
RBC Capital Markets	9/5/2017	KRW	108,313,700	USD	96,709	648	—
Goldman Sachs & Co.	9/5/2017	NOK	1,606,600	USD	203,480	—	(3,633)
The Bank of New York Mellon	9/5/2017	NOK	2,561,200	USD	324,367	—	(5,809)
Goldman Sachs & Co.	9/5/2017	NZD	234,900	USD	176,013	7,370	—
Goldman Sachs & Co.	9/5/2017	PHP	18,287,200	USD	361,336	4,050	—
Goldman Sachs & Co.	9/5/2017	PLN	213,900	USD	59,250	—	(713)
The Bank of Nova Scotia	9/5/2017	PLN	1,036,000	USD	286,966	—	(3,458)
Goldman Sachs & Co.	9/5/2017	RUB	51,363,100	USD	847,873	—	(36,761)
Goldman Sachs & Co.	9/5/2017	SEK	2,336,200	USD	289,340	—	(4,763)
The Bank of Nova Scotia	9/5/2017	SEK	16,176,100	USD	2,003,344	—	(33,056)
Goldman Sachs & Co.	9/5/2017	SGD	285,900	USD	210,747	—	(106)
JP Morgan & Chase Co.	9/5/2017	SGD	1,164,200	USD	858,131	—	(478)
Goldman Sachs & Co.	9/5/2017	THB	15,812,500	USD	475,614	—	(610)
Goldman Sachs & Co.	9/5/2017	TRY	211,000	USD	59,304	—	(1,705)
JP Morgan & Chase Co.	9/5/2017	TRY	954,000	USD	267,973	—	(7,865)
Goldman Sachs & Co.	9/5/2017	TWD	102,143,700	USD	3,382,242	—	(3,046)
Goldman Sachs & Co.	9/5/2017	USD	131,388	AED	482,600	5	—
Goldman Sachs & Co.	9/5/2017	USD	469,862	AUD	592,400	1,039	—
Goldman Sachs & Co.	9/5/2017	USD	45,587	AUD	57,000	—	(278)
Goldman Sachs & Co.	9/5/2017	USD	146,039	AUD	183,000	—	(572)
JP Morgan & Chase Co.	9/5/2017	USD	4,240,021	AUD	5,345,800	9,377	—
RBC Capital Markets	9/5/2017	USD	870,482	AUD	1,097,500	1,925	—
Goldman Sachs & Co.	9/5/2017	USD	56,972	CAD	71,000	—	(112)
Goldman Sachs & Co.	9/5/2017	USD	6,629,582	CAD	8,311,600	26,700	—
RBC Capital Markets	9/5/2017	USD	864,845	CAD	1,084,300	3,508	—
Goldman Sachs & Co.	9/5/2017	USD	43,523	CHF	42,000	290	—
Goldman Sachs & Co.	9/5/2017	USD	5,854,527	CHF	5,626,200	14,498	—
RBC Capital Markets	9/5/2017	USD	601,561	CHF	578,100	1,490	—
Goldman Sachs & Co.	9/5/2017	USD	63,814	CZK	1,401,900	140	—
Goldman Sachs & Co.	9/5/2017	USD	1,529,152	DKK	9,566,300	2,535	—
Goldman Sachs & Co.	9/5/2017	USD	8,473,528	EUR	7,127,200	13,342	—
JP Morgan & Chase Co.	9/5/2017	USD	15,246,929	EUR	12,824,400	24,007	—
JP Morgan & Chase Co.	9/5/2017	USD	333,076	EUR	282,000	2,722	—
RBC Capital Markets	9/5/2017	USD	1,853,020	EUR	1,558,600	2,918	—

Goldman Sachs & Co.	9/5/2017	USD	4,165,496	GBP	3,232,700	15,423	—
JP Morgan & Chase Co.	9/5/2017	USD	8,868,574	GBP	6,882,600	32,837	—
RBC Capital Markets	9/5/2017	USD	509,493	GBP	395,400	1,886	—
Goldman Sachs & Co.	9/5/2017	USD	3,444,397	HKD	26,957,400	816	—
Goldman Sachs & Co.	9/5/2017	USD	110,475	HKD	862,000	—	(310)
JP Morgan & Chase Co.	9/5/2017	USD	4,679,925	HKD	36,627,200	1,109	—
RBC Capital Markets	9/5/2017	USD	212,459	HKD	1,662,800	50	—
Goldman Sachs & Co.	9/5/2017	USD	18,056	HUF	4,640,700	18	—
JP Morgan & Chase Co.	9/5/2017	USD	69,505	HUF	17,863,500	70	—
Goldman Sachs & Co.	9/5/2017	USD	231,999	ILS	832,100	214	—
Goldman Sachs & Co.	9/5/2017	USD	80,380	INR	5,139,500	—	(30)
Goldman Sachs & Co.	9/5/2017	USD	4,548,305	JPY	500,586,500	6,252	—
RBC Capital Markets	9/5/2017	USD	1,816,232	JPY	199,894,500	2,497	—
The Bank of New York Mellon	9/5/2017	USD	11,376,434	JPY	1,252,090,300	15,638	—
The Bank of New York Mellon	9/5/2017	USD	70,913	JPY	7,804,000	91	—
The Bank of New York Mellon	9/5/2017	USD	434,370	JPY	47,928,000	1,701	—
Goldman Sachs & Co.	9/5/2017	USD	1,860,115	KRW	2,097,280,100	—	(84)
Goldman Sachs & Co.	9/5/2017	USD	46,602	KRW	52,170,000	—	(333)
JP Morgan & Chase Co.	9/5/2017	USD	2,277,401	KRW	2,566,016,300	—	(1,658)
RBC Capital Markets	9/5/2017	USD	96,151	KRW	108,313,700	—	(90)
Goldman Sachs & Co.	9/5/2017	USD	206,508	NOK	1,606,600	606	—
The Bank of New York Mellon	9/5/2017	USD	329,209	NOK	2,561,200	966	—
Goldman Sachs & Co.	9/5/2017	USD	168,235	NZD	234,900	407	—
Goldman Sachs & Co.	9/5/2017	USD	357,311	PHP	18,287,200	—	(25)
Goldman Sachs & Co.	9/5/2017	USD	59,859	PLN	213,900	104	—
The Bank of Nova Scotia	9/5/2017	USD	289,920	PLN	1,036,000	504	—
Goldman Sachs & Co.	9/5/2017	USD	125,787	RUB	7,622,000	5,488	—
Goldman Sachs & Co.	9/5/2017	USD	752,626	RUB	43,741,100	734	—
Goldman Sachs & Co.	9/5/2017	USD	204,993	SEK	1,631,200	358	—
Goldman Sachs & Co.	9/5/2017	USD	87,531	SEK	705,000	1,221	—
The Bank of Nova Scotia	9/5/2017	USD	2,032,850	SEK	16,176,100	3,550	—
Goldman Sachs & Co.	9/5/2017	USD	210,530	SGD	285,900	324	—
JP Morgan & Chase Co.	9/5/2017	USD	857,290	SGD	1,164,200	1,318	—
Goldman Sachs & Co.	9/5/2017	USD	476,208	THB	15,812,500	15	—
Goldman Sachs & Co.	9/5/2017	USD	61,114	TRY	211,000	—	(106)

JP Morgan & Chase Co.	9/5/2017	USD	276,318	TRY	954,000	—	(479)
Goldman Sachs & Co.	9/5/2017	USD	3,323,498	TWD	100,236,700	—	(1,413)
Goldman Sachs & Co.	9/5/2017	USD	63,242	TWD	1,907,000	—	(39)
Goldman Sachs & Co.	9/5/2017	USD	1,906,020	ZAR	24,773,500	—	(3,198)
Goldman Sachs & Co.	9/5/2017	ZAR	22,908,500	USD	1,726,943	—	(32,631)
Goldman Sachs & Co.	9/5/2017	ZAR	1,865,000	USD	140,513	—	(2,735)
Goldman Sachs & Co.	9/6/2017	BRL	5,770,800	USD	1,834,738	3,196	—
Goldman Sachs & Co.	9/6/2017	CLP	231,089,500	USD	354,649	—	(14,902)
Goldman Sachs & Co.	9/6/2017	COP	340,687,800	USD	113,022	—	(2,391)
Goldman Sachs & Co.	9/6/2017	EGP	613,700	USD	33,878	—	(857)
Goldman Sachs & Co.	9/6/2017	IDR	1,501,455,500	USD	112,275	—	(200)
JP Morgan & Chase Co.	9/6/2017	IDR	6,833,162,800	USD	511,120	—	(759)
Goldman Sachs & Co.	9/6/2017	MXN	6,415,800	USD	357,503	—	(990)
The Bank of New York Mellon	9/6/2017	MXN	10,360,800	USD	577,221	—	(1,705)
Goldman Sachs & Co.	9/6/2017	MYR	2,907,900	USD	678,307	—	(2,455)
Goldman Sachs & Co.	9/6/2017	QAR	780,800	USD	214,344	—	(75)
Goldman Sachs & Co.	9/6/2017	USD	1,833,659	BRL	5,770,800	—	(2,118)
Goldman Sachs & Co.	9/6/2017	USD	59,746	CLP	38,866,000	2,407	—
Goldman Sachs & Co.	9/6/2017	USD	305,874	CLP	192,223,500	1,524	—
Goldman Sachs & Co.	9/6/2017	USD	115,692	COP	340,687,800	—	(278)
Goldman Sachs & Co.	9/6/2017	USD	34,751	EGP	613,700	—	(16)
Goldman Sachs & Co.	9/6/2017	USD	112,553	IDR	1,501,455,500	—	(77)
JP Morgan & Chase Co.	9/6/2017	USD	512,615	IDR	6,833,162,800	—	(736)
Goldman Sachs & Co.	9/6/2017	USD	359,920	MXN	6,415,800	—	(1,427)
The Bank of New York Mellon	9/6/2017	USD	581,324	MXN	10,360,800	—	(2,398)
Goldman Sachs & Co.	9/6/2017	USD	681,007	MYR	2,907,900	—	(245)
Goldman Sachs & Co.	9/6/2017	USD	214,432	QAR	780,800	—	(13)
Goldman Sachs & Co.	10/4/2017	AED	482,600	USD	131,370	—	(12)
Goldman Sachs & Co.	10/4/2017	AUD	592,400	USD	469,701	—	(1,038)
JP Morgan & Chase Co.	10/4/2017	AUD	5,345,800	USD	4,238,499	—	(9,432)
RBC Capital Markets	10/4/2017	AUD	1,097,500	USD	870,192	—	(1,914)
Goldman Sachs & Co.	10/4/2017	BRL	505,000	USD	159,805	218	—
Goldman Sachs & Co.	10/4/2017	BRL	5,770,800	USD	1,826,116	2,468	—
Goldman Sachs & Co.	10/4/2017	CAD	8,311,600	USD	6,631,624	—	(26,669)
RBC Capital Markets	10/4/2017	CAD	1,084,300	USD	865,121	—	(3,494)

Goldman Sachs & Co.	10/4/2017	CHF	5,626,200	USD	5,865,825	—	(14,670)
RBC Capital Markets	10/4/2017	CHF	578,100	USD	602,705	—	(1,524)
Goldman Sachs & Co.	10/4/2017	CLP	192,223,500	USD	305,621	—	(1,546)
Goldman Sachs & Co.	10/4/2017	COP	340,687,800	USD	115,212	258	—
Goldman Sachs & Co.	10/4/2017	CZK	1,401,900	USD	63,960	—	(153)
Goldman Sachs & Co.	10/4/2017	DKK	102,000	USD	16,328	—	(30)
Goldman Sachs & Co.	10/4/2017	DKK	9,566,300	USD	1,531,674	—	(2,534)
Goldman Sachs & Co.	10/4/2017	EGP	613,700	USD	34,497	—	(148)
Goldman Sachs & Co.	10/4/2017	EUR	7,127,200	USD	8,486,492	—	(13,795)
JP Morgan & Chase Co.	10/4/2017	EUR	12,824,400	USD	15,270,484	—	(24,596)
RBC Capital Markets	10/4/2017	EUR	1,558,600	USD	1,855,880	—	(2,992)
Goldman Sachs & Co.	10/4/2017	GBP	38,000	USD	49,016	—	(180)
Goldman Sachs & Co.	10/4/2017	GBP	3,232,700	USD	4,169,633	—	(15,540)
JP Morgan & Chase Co.	10/4/2017	GBP	6,882,600	USD	8,877,453	—	(33,016)
RBC Capital Markets	10/4/2017	GBP	395,400	USD	510,005	—	(1,895)
Goldman Sachs & Co.	10/4/2017	HKD	26,957,400	USD	3,447,154	—	(1,002)
Goldman Sachs & Co.	10/4/2017	HKD	2,351,000	USD	300,633	—	(87)
JP Morgan & Chase Co.	10/4/2017	HKD	36,627,200	USD	4,683,821	—	(1,211)
RBC Capital Markets	10/4/2017	HKD	1,662,800	USD	212,635	—	(55)
Goldman Sachs & Co.	10/4/2017	HUF	4,640,700	USD	18,082	—	(18)
JP Morgan & Chase Co.	10/4/2017	HUF	17,863,500	USD	69,601	—	(71)
Goldman Sachs & Co.	10/4/2017	IDR	1,501,455,500	USD	112,091	—	(103)
JP Morgan & Chase Co.	10/4/2017	IDR	6,833,162,800	USD	511,196	602	—
Goldman Sachs & Co.	10/4/2017	ILS	832,100	USD	232,184	—	(280)
Goldman Sachs & Co.	10/4/2017	JPY	500,586,500	USD	4,554,426	—	(6,399)
RBC Capital Markets	10/4/2017	JPY	199,894,500	USD	1,818,694	—	(2,537)
The Bank of New York Mellon	10/4/2017	JPY	1,252,090,300	USD	11,391,545	—	(16,203)
Goldman Sachs & Co.	10/4/2017	MXN	6,415,800	USD	358,279	1,415	—
Goldman Sachs & Co.	10/4/2017	MXN	947,000	USD	52,876	201	—
The Bank of New York Mellon	10/4/2017	MXN	10,360,800	USD	578,646	2,350	—
Goldman Sachs & Co.	10/4/2017	MYR	2,907,900	USD	681,326	1,335	—
Goldman Sachs & Co.	10/4/2017	NOK	1,606,600	USD	206,643	—	(603)
Goldman Sachs & Co.	10/4/2017	NOK	133,000	USD	17,107	—	(50)
The Bank of New York Mellon	10/4/2017	NOK	2,561,200	USD	329,415	—	(971)
Goldman Sachs & Co.	10/4/2017	NZD	234,900	USD	168,146	—	(405)

Goldman Sachs & Co.	10/4/2017	PHP	18,287,200	USD	355,921	—	(812)
Goldman Sachs & Co.	10/4/2017	PLN	213,900	USD	59,871	—	(101)
Goldman Sachs & Co.	10/4/2017	PLN	54,000	USD	15,113	—	(27)
The Bank of Nova Scotia	10/4/2017	PLN	1,036,000	USD	289,956	—	(511)
Goldman Sachs & Co.	10/4/2017	QAR	780,800	USD	214,255	—	(104)
Goldman Sachs & Co.	10/4/2017	RUB	2,102,000	USD	35,962	—	(40)
Goldman Sachs & Co.	10/4/2017	RUB	43,741,100	USD	748,045	—	(1,121)
Goldman Sachs & Co.	10/4/2017	SEK	1,631,200	USD	205,336	—	(356)
The Bank of Nova Scotia	10/4/2017	SEK	16,176,100	USD	2,036,172	—	(3,611)
Goldman Sachs & Co.	10/4/2017	SGD	285,900	USD	210,592	—	(300)
JP Morgan & Chase Co.	10/4/2017	SGD	1,164,200	USD	857,480	—	(1,285)
Goldman Sachs & Co.	10/4/2017	THB	907,000	USD	27,314	—	(8)
Goldman Sachs & Co.	10/4/2017	THB	15,812,500	USD	476,137	—	(180)
Goldman Sachs & Co.	10/4/2017	TRY	211,000	USD	60,617	118	—
Goldman Sachs & Co.	10/4/2017	TRY	109,000	USD	31,306	53	—
JP Morgan & Chase Co.	10/4/2017	TRY	954,000	USD	274,024	489	—
Goldman Sachs & Co.	10/4/2017	USD	30,924	AUD	39,000	67	—
Goldman Sachs & Co.	10/4/2017	USD	130,850	CAD	164,000	528	—
Goldman Sachs & Co.	10/4/2017	USD	43,791	CHF	42,000	108	—
Goldman Sachs & Co.	10/4/2017	USD	587,064	EUR	493,000	915	—
Goldman Sachs & Co.	10/4/2017	USD	13,958	ILS	50,000	10	—
Goldman Sachs & Co.	10/4/2017	USD	256,348	JPY	28,174,000	344	—
Goldman Sachs & Co.	10/4/2017	USD	23,430	MYR	100,000	—	(46)
Goldman Sachs & Co.	10/4/2017	USD	24,178	QAR	89,000	256	—
Goldman Sachs & Co.	10/4/2017	USD	18,504	SEK	147,000	32	—
Goldman Sachs & Co.	10/4/2017	ZAR	24,773,500	USD	1,896,855	3,020	—
Goldman Sachs & Co.	10/4/2017	ZAR	229,000	USD	17,534	28	—
Goldman Sachs & Co.	10/5/2017	INR	5,139,500	USD	80,129	66	—
Goldman Sachs & Co.	10/5/2017	TWD	808,000	USD	26,875	63	—
Goldman Sachs & Co.	10/5/2017	TWD	100,236,700	USD	3,327,912	1,674	—
Goldman Sachs & Co.	10/12/2017	KRW	2,097,280,100	USD	1,860,198	—	(444)
JP Morgan & Chase Co.	10/12/2017	KRW	2,566,016,300	USD	2,277,907	1,417	—
RBC Capital Markets	10/12/2017	KRW	108,313,700	USD	96,163	70	—

Total unrealized appreciation (depreciation)						$590,281	$(705,436)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (j)	$108,121,559	$—	$5	$108,121,564
Preferred Stocks (j)	1,512,258	—	—	1,512,258
Rights (j)	412	—	0	412
Short-Term Investments	886,017	—	—	886,017
Derivatives (k)
Forward Foreign Currency Exchange Contracts	—	590,281	—	590,281
Futures Contracts	293	—	—	293

TOTAL	$110,520,539	$590,281	$5	$111,110,825

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Forward Foreign Currency Exchange Contracts	$—	$(705,436)	$—	$(705,436)
Futures Contracts	(6,384)	—	—	(6,384)

TOTAL	$(6,384)	$(705,436)	$—	$(711,820)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

During the period ended August 31, 2017, the amount of transfers between Level 3 and Level 1 was $65,364. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 91.2%
Australia - 18.2%
AGL Energy Ltd.	528	$10,069
Alumina Ltd.	1,754	2,956
Amcor Ltd.	917	11,744
AMP Ltd.	2,324	9,422
APA Group (a)	882	6,212
Aristocrat Leisure Ltd.	426	7,169
ASX Ltd.	159	6,911
Aurizon Holdings Ltd.	1,624	6,403
AusNet Services	1,411	1,952
Australia & New Zealand Banking Group Ltd.	2,279	53,264
Bank of Queensland Ltd.	285	2,852
Bendigo & Adelaide Bank Ltd.	340	3,230
BHP Billiton Ltd.	2,492	54,240
BlueScope Steel Ltd.	450	3,888
Boral Ltd.	921	4,883
Brambles Ltd.	1,287	9,525
Caltex Australia Ltd.	179	4,751
Challenger Ltd.	421	4,197
CIMIC Group Ltd.	76	2,540
Coca-Cola Amatil Ltd.	453	2,899
Cochlear Ltd.	45	5,588
Commonwealth Bank of Australia	1,349	81,287
Computershare Ltd.	368	4,110
Crown Resorts Ltd.	288	2,656
CSL Ltd.	358	36,576
Dexus REIT	742	5,657
Domino’s Pizza Enterprises Ltd.	39	1,338
Flight Centre Travel Group Ltd. (b)	44	1,691
Fortescue Metals Group Ltd.	1,275	6,092
Goodman Group REIT	1,416	9,332
GPT Group REIT	1,423	5,656
Harvey Norman Holdings Ltd. (b)	440	1,427
Healthscope Ltd.	1,374	1,901
Incitec Pivot Ltd.	1,326	3,510
Insurance Australia Group Ltd.	1,874	9,549
LendLease Group (a)	438	5,773
Macquarie Group Ltd.	254	17,526
Medibank Pvt Ltd.	2,180	5,268
Mirvac Group REIT	2,770	5,109
National Australia Bank Ltd.	2,097	50,344
Newcrest Mining Ltd.	622	11,298
Oil Search Ltd.	1,085	5,788
Orica Ltd.	296	4,784
Origin Energy Ltd.*	1,337	8,131
Qantas Airways Ltd.	346	1,573
QBE Insurance Group Ltd.	1,086	9,013
Ramsay Health Care Ltd.	112	6,082
REA Group Ltd.	42	2,214
Santos Ltd.*	1,448	4,328
Scentre Group REIT	4,141	12,707
SEEK Ltd.	264	3,515
Sonic Healthcare Ltd.	313	5,449
South32 Ltd.	4,183	9,710
Stockland REIT	1,904	6,705
Suncorp Group Ltd.	1,021	10,576
Sydney Airport (a)	873	5,136
Tabcorp Holdings Ltd.	661	2,160
Tatts Group Ltd.	1,066	3,483
Telstra Corp. Ltd.	3,309	9,654
TPG Telecom Ltd. (b)	265	1,157
Transurban Group (a)	1,617	15,631
Treasury Wine Estates Ltd.	584	6,722
Vicinity Centres REIT	2,664	5,549
Wesfarmers Ltd.	884	29,951
Westfield Corp. REIT	1,547	9,137
Westpac Banking Corp.	2,597	64,556
Woodside Petroleum Ltd.	576	13,201
Woolworths Ltd.	1,020	21,082

		758,789

China - 23.7%
3SBio, Inc., 144A*	558	767
58.com, Inc., ADR*	67	4,196
AAC Technologies Holdings, Inc.	614	11,196
Agricultural Bank of China Ltd., Class H	20,367	9,577
Air China Ltd., Class H	1,105	983
Alibaba Group Holding Ltd., ADR*	882	151,475
Aluminum Corp. of China Ltd., Class H*	3,465	2,564
Anhui Conch Cement Co. Ltd., Class H	970	3,619
ANTA Sports Products Ltd.	704	2,771
Autohome, Inc., ADR* (b)	41	2,635
AviChina Industry & Technology Co. Ltd., Class H	1,709	1,011
Baidu, Inc., ADR*	215	49,031
Bank of China Ltd., Class H	61,926	32,602
Bank of Communications Co. Ltd., Class H	6,915	5,284
Beijing Capital International Airport Co. Ltd., Class H	1,181	1,911
BYD Co. Ltd., Class H (b)	555	3,305
CGN Power Co. Ltd., Class H, 144A	7,417	2,047

China Cinda Asset Management Co. Ltd., Class H	6,471	2,406
China CITIC Bank Corp. Ltd., Class H	7,310	4,829
China Coal Energy Co. Ltd., Class H	2,000	1,007
China Communications Construction Co. Ltd., Class H	3,478	4,631
China Communications Services Corp. Ltd., Class H	2,413	1,307
China Conch Venture Holdings Ltd.	1,069	1,945
China Construction Bank Corp., Class H	65,361	57,295
China Everbright Bank Co. Ltd., Class H	2,257	1,084
China Evergrande Group*	2,531	7,649
China Galaxy Securities Co. Ltd., Class H	2,618	2,372
China Huarong Asset Management Co. Ltd., Class H, 144A	5,000	2,134
China Huishan Dairy Holdings Co. Ltd. (c)	2,821	0
China Life Insurance Co. Ltd., Class H	5,846	18,750
China Longyuan Power Group Corp. Ltd., Class H	2,370	1,775
China Medical System Holdings Ltd.	693	1,275
China Mengniu Dairy Co. Ltd.*	2,159	5,043
China Merchants Bank Co. Ltd., Class H	3,066	11,558
China Minsheng Banking Corp. Ltd., Class H	4,319	4,310
China National Building Material Co. Ltd., Class H	2,262	1,422
China Oilfield Services Ltd., Class H	1,119	918
China Pacific Insurance Group Co. Ltd., Class H	2,071	9,752
China Petroleum & Chemical Corp., Class H	20,126	15,405
China Railway Construction Corp. Ltd., Class H	1,518	1,990
China Railway Group Ltd., Class H	3,398	2,718
China Shenhua Energy Co. Ltd., Class H	2,700	6,952
China Southern Airlines Co. Ltd., Class H	1,203	939
China Telecom Corp. Ltd., Class H	10,364	5,324
China Vanke Co. Ltd., Class H	930	2,787
Chongqing Changan Automobile Co. Ltd., Class B	200	262
Chongqing Rural Commercial Bank Co. Ltd., Class H	867	604
CITIC Securities Co. Ltd., Class H	1,934	4,290
CNOOC Ltd.	13,844	16,558
Country Garden Holdings Co. Ltd.	4,196	5,576
CRRC Corp. Ltd., Class H	3,470	3,130
CSPC Pharmaceutical Group Ltd.	3,329	5,198
Ctrip.com International Ltd., ADR*	297	15,281
Dongfeng Motor Group Co. Ltd., Class H	1,731	2,247
ENN Energy Holdings Ltd.	595	3,828
Fosun International Ltd.	2,143	3,719
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	400	1,275
Geely Automobile Holdings Ltd.	3,841	9,443
GF Securities Co. Ltd., Class H	950	2,027
GOME Retail Holdings Ltd.	8,085	847
Great Wall Motor Co. Ltd., Class H	2,480	3,112
Guangzhou Automobile Group Co. Ltd., Class H	1,652	3,259
Guangzhou R&F Properties Co. Ltd., Class H	846	1,976
Haitian International Holdings Ltd.	600	1,802
Haitong Securities Co. Ltd., Class H	2,620	4,392
Hengan International Group Co. Ltd.	568	4,747
Huaneng Power International, Inc., Class H	2,524	1,651
Huaneng Renewables Corp. Ltd., Class H	2,710	831
Huatai Securities Co. Ltd., Class H, 144A	1,113	2,478
Industrial & Commercial Bank of China Ltd., Class H	57,783	43,268
JD.com, Inc., ADR*	515	21,584
Jiangsu Expressway Co. Ltd., Class H	960	1,472
Jiangxi Copper Co. Ltd., Class H	1,081	1,876

Kingsoft Corp. Ltd.	656	1,556
Lenovo Group Ltd.	5,673	3,103
Longfor Properties Co. Ltd.	1,217	2,924
Minth Group Ltd.	535	2,465
Momo, Inc., ADR*	84	3,237
NetEase, Inc., ADR	63	17,378
New China Life Insurance Co. Ltd., Class H	644	4,123
New Oriental Education & Technology Group, Inc., ADR*	106	8,665
People’s Insurance Co. Group of China Ltd., Class H	5,999	2,829
PetroChina Co. Ltd., Class H	16,576	10,591
PICC Property & Casualty Co. Ltd., Class H	3,614	6,789
Ping An Insurance Group Co. of China Ltd., Class H	4,088	32,466
Semiconductor Manufacturing International Corp.*	2,339	2,200
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,480	1,182
Shanghai Electric Group Co. Ltd., Class H*	1,351	613
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	384	1,443
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	500	806
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	574	1,413
Shenzhou International Group Holdings Ltd.	438	3,509
Sihuan Pharmaceutical Holdings Group Ltd.	3,000	1,154
SINA Corp.*	46	4,684
Sino-Ocean Group Holding Ltd.	2,500	1,725
Sinopec Engineering Group Co. Ltd., Class H	943	851
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,919	1,820
Sinopharm Group Co. Ltd., Class H	845	3,817
SOHO China Ltd.*	977	569
Sunac China Holdings Ltd.	1,675	5,030
Sunny Optical Technology Group Co. Ltd.	560	8,029
TAL Education Group, ADR	222	6,755
Tencent Holdings Ltd.	4,418	185,736
Tingyi Cayman Islands Holding Corp.	1,541	2,052
TravelSky Technology Ltd., Class H	733	2,004
Tsingtao Brewery Co. Ltd., Class H	282	1,169
Vipshop Holdings Ltd., ADR*	321	2,989
Want Want China Holdings Ltd.	4,229	2,799
Weibo Corp., ADR* (b)	36	3,640
Weichai Power Co. Ltd., Class H	3,004	3,094
Yangzijiang Shipbuilding Holdings Ltd.	1,502	1,656
Yanzhou Coal Mining Co. Ltd., Class H	1,457	1,463
YY, Inc., ADR*	33	2,466
Zhejiang Expressway Co. Ltd., Class H	1,126	1,409
Zhuzhou CRRC Times Electric Co. Ltd., Class H	404	2,114
Zijin Mining Group Co. Ltd., Class H	4,426	1,623
ZTE Corp., Class H*	649	1,771

		986,995

Hong Kong - 12.8%
AIA Group Ltd.	9,398	72,114
Alibaba Health Information Technology Ltd.*	2,881	1,344
Alibaba Pictures Group Ltd.* (b)	9,764	1,709
ASM Pacific Technology Ltd.	216	2,672
Bank of East Asia Ltd.	871	3,990
Beijing Enterprises Holdings Ltd.	304	1,698
Beijing Enterprises Water Group Ltd.*	3,350	2,847
BOC Hong Kong Holdings Ltd.	2,907	14,803
Brilliance China Automotive Holdings Ltd.	2,376	6,148
Cheung Kong Property Holdings Ltd.	2,090	18,348
China Everbright International Ltd.	1,661	2,195
China Everbright Ltd.	684	1,563
China Gas Holdings Ltd.	1,371	3,462
China Jinmao Holdings Group Ltd.	3,451	1,535
China Merchants Port Holdings Co. Ltd.	1,128	3,690
China Mobile Ltd.	4,839	51,322
China Overseas Land & Investment Ltd.	3,013	10,530
China Power International Development Ltd.	1,141	389

China Resources Beer Holdings Co. Ltd.	1,328	3,333
China Resources Gas Group Ltd.	699	2,465
China Resources Land Ltd.	2,178	6,805
China Resources Power Holdings Co. Ltd.	1,511	2,773
China State Construction International Holdings Ltd.	1,410	2,043
China Taiping Insurance Holdings Co. Ltd.	1,118	3,393
China Unicom Hong Kong Ltd.*	4,703	6,851
CITIC Ltd.	4,508	6,924
CK Hutchison Holdings Ltd.	2,109	27,596
CK Infrastructure Holdings Ltd.	521	4,720
CLP Holdings Ltd.	1,290	13,624
COSCO SHIPPING Ports Ltd.	1,212	1,433
Far East Horizon Ltd.	1,253	1,145
First Pacific Co. Ltd.	1,502	1,207
Fullshare Holdings Ltd.* (b)	5,648	2,252
Galaxy Entertainment Group Ltd.	1,898	11,908
GCL-Poly Energy Holdings Ltd.*	10,620	1,194
Guangdong Investment Ltd.	1,765	2,607
Haier Electronics Group Co. Ltd.*	1,109	2,948
Hanergy Thin Film Power Group Ltd.* (c)	36,273	0
Hang Lung Group Ltd.	753	2,839
Hang Lung Properties Ltd.	1,590	3,868
Hang Seng Bank Ltd.	592	13,617
Henderson Land Development Co. Ltd.	942	5,838
HK Electric Investments & HK Electric Investments Ltd., 144A (a)	2,259	2,073
HKT Trust & HKT Ltd. (a)	2,974	3,838
Hong Kong & China Gas Co. Ltd.	6,594	12,471
Hong Kong Exchanges & Clearing Ltd.	924	25,220
Hongkong Land Holdings Ltd.	900	6,669
Hysan Development Co. Ltd.	493	2,280
I-CABLE Communications Ltd.*	755	28
Jardine Matheson Holdings Ltd.	200	13,142
Jardine Strategic Holdings Ltd.	200	8,770
Kerry Properties Ltd.	510	2,020
Kunlun Energy Co. Ltd.	2,037	1,973
Li & Fung Ltd.	5,319	2,399
Link REIT	1,739	14,355
Melco Resorts & Entertainment Ltd., ADR	194	4,258
MTR Corp. Ltd.	1,195	6,986
New World Development Co. Ltd.	4,565	6,242
Nine Dragons Paper Holdings Ltd.	1,504	2,510
NWS Holdings Ltd.	1,466	2,817
PCCW Ltd.	3,765	2,098
Power Assets Holdings Ltd.	1,143	10,078
Shanghai Industrial Holdings Ltd.	253	769
Shangri-La Asia Ltd.	984	1,647
Shimao Property Holdings Ltd.	1,060	2,189
Sino Biopharmaceutical Ltd.	3,904	3,427
Sino Land Co. Ltd.	2,459	4,255
SJM Holdings Ltd.	1,289	1,125
Sun Art Retail Group Ltd.	1,801	1,659
Sun Hung Kai Properties Ltd.	1,130	18,858
Swire Pacific Ltd., Class A	391	3,980
Swire Properties Ltd.	931	3,224
Techtronic Industries Co. Ltd.	1,080	5,589
WH Group Ltd., 144A	6,807	7,115
Wharf Holdings Ltd.	960	9,145
Wheelock & Co. Ltd.	639	4,781
Yue Yuen Industrial Holdings Ltd.	583	2,525

		532,257

Indonesia - 2.2%
PT Adaro Energy Tbk	12,210	1,670
PT AKR Corporindo Tbk	1,084	550
PT Astra International Tbk	16,008	9,449
PT Bank Central Asia Tbk	7,749	11,006
PT Bank Danamon Indonesia Tbk	2,313	945
PT Bank Mandiri Persero Tbk	7,411	7,277
PT Bank Negara Indonesia Persero Tbk	5,954	3,280
PT Bank Rakyat Indonesia Persero Tbk	8,762	9,933
PT Bumi Serpong Damai Tbk	6,032	830
PT Charoen Pokphand Indonesia Tbk	5,605	1,164
PT Gudang Garam Tbk	373	1,935
PT Hanjaya Mandala Sampoerna Tbk	8,340	2,275
PT Indocement Tunggal Prakarsa Tbk	1,446	2,146
PT Indofood CBP Sukses Makmur Tbk	1,830	1,197
PT Indofood Sukses Makmur Tbk	3,364	2,112
PT Jasa Marga Persero Tbk	2,421	1,057
PT Kalbe Farma Tbk	13,694	1,755
PT Lippo Karawaci Tbk	9,725	572

PT Matahari Department Store Tbk	1,958	1,467
PT Media Nusantara Citra Tbk	3,707	414
PT Pakuwon Jati Tbk	19,100	959
PT Perusahaan Gas Negara Persero Tbk	6,782	1,078
PT Semen Indonesia Persero Tbk	2,350	1,845
PT Summarecon Agung Tbk	4,693	367
PT Surya Citra Media Tbk	5,316	880
PT Telekomunikasi Indonesia Persero Tbk	39,874	14,017
PT Tower Bersama Infrastructure Tbk	1,602	771
PT Unilever Indonesia Tbk	1,288	4,880
PT United Tractors Tbk	988	2,244
PT Waskita Karya Persero Tbk	2,861	476
PT XL Axiata Tbk*	3,399	917

		89,468

Ireland - 0.1%
James Hardie Industries PLC CDI (d)	339	4,767

Macau - 0.3%
MGM China Holdings Ltd.	787	1,577
Sands China Ltd.	1,969	8,819
Wynn Macau Ltd.	1,276	2,801

		13,197

Malaysia - 2.1%
AirAsia Bhd	1,200	933
Alliance Financial Group Bhd	776	698
AMMB Holdings Bhd	1,300	1,303
Astro Malaysia Holdings Bhd	1,200	753
Axiata Group Bhd	2,113	2,439
British American Tobacco Malaysia Bhd	150	1,552
CIMB Group Holdings Bhd	3,100	5,139
Dialog Group Bhd	2,500	1,200
DiGi.Com Bhd	2,402	2,722
Felda Global Ventures Holdings Bhd	1,500	544
Gamuda Bhd	1,300	1,626
Genting Bhd	1,800	4,093
Genting Malaysia Bhd	2,453	3,372
Genting Plantations Bhd	100	249
HAP Seng Consolidated Bhd	500	1,063
Hartalega Holdings Bhd	500	795
Hong Leong Bank Bhd	551	1,992
Hong Leong Financial Group Bhd	225	890
IHH Healthcare Bhd	1,576	2,211
IJM Corp. Bhd	2,300	1,799
IOI Corp. Bhd	1,500	1,595
IOI Properties Group Bhd	1,325	617
Kuala Lumpur Kepong Bhd	400	2,299
Malayan Banking Bhd	3,005	6,657
Malaysia Airports Holdings Bhd	625	1,317
Maxis Bhd	1,501	2,032
MISC Bhd	925	1,612
Petronas Chemicals Group Bhd	1,900	3,186
Petronas Dagangan Bhd	200	1,143
Petronas Gas Bhd	575	2,477
PPB Group Bhd	300	1,172
Public Bank Bhd	2,226	10,738
RHB Bank Bhd	600	709
Sapura Energy Bhd	3,100	1,002
Sime Darby Bhd	1,846	3,890
Telekom Malaysia Bhd	851	1,281
Tenaga Nasional Bhd	2,500	8,360
UMW Holdings Bhd*	376	535
Westports Holdings Bhd	800	702
YTL Corp. Bhd	3,500	1,172
YTL Power International Bhd	1,631	538

		88,407

New Zealand - 0.4%
Auckland International Airport Ltd.	748	3,647
Contact Energy Ltd.	502	2,011
Fletcher Building Ltd.	549	3,216
Mercury NZ Ltd.	174	430
Meridian Energy Ltd.	1,014	2,148
Ryman Healthcare Ltd.	307	2,001
Spark New Zealand Ltd.	1,319	3,708

		17,161

Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	1,557	2,265
Aboitiz Power Corp.	1,150	888
Alliance Global Group, Inc.*	3,200	869
Ayala Corp.	185	3,326
Ayala Land, Inc.	5,826	4,782
Bank of the Philippine Islands	188	389
BDO Unibank, Inc.	1,169	2,904
DMCI Holdings, Inc.	3,100	951
Energy Development Corp.	7,400	980
Globe Telecom, Inc.	25	977
GT Capital Holdings, Inc.	75	1,639
International Container Terminal Services, Inc.	403	822

JG Summit Holdings, Inc.	2,150	3,017
Jollibee Foods Corp.	358	1,667
Megaworld Corp.	9,000	869
Metro Pacific Investments Corp.	12,500	1,551
Metropolitan Bank & Trust Co.	239	409
PLDT, Inc.	75	2,536
Robinsons Land Corp.	900	408
Security Bank Corp.	130	635
SM Investments Corp.	187	2,962
SM Prime Holdings, Inc.	6,857	4,476
Universal Robina Corp.	720	2,056

		41,378

Singapore - 3.4%
Ascendas Real Estate Investment Trust REIT	2,050	4,022
CapitaLand Commercial Trust REIT	1,650	2,117
CapitaLand Ltd.	2,051	5,718
CapitaLand Mall Trust REIT	1,901	3,042
City Developments Ltd.	350	3,023
ComfortDelGro Corp. Ltd.	1,700	2,871
DBS Group Holdings Ltd.	1,400	21,290
Genting Singapore PLC	4,803	4,198
Global Logistic Properties Ltd.	2,101	5,020
Golden Agri-Resources Ltd.	5,603	1,632
Hutchison Port Holdings Trust, Class U	3,952	1,798
Jardine Cycle & Carriage Ltd.	100	2,945
Keppel Corp. Ltd.	1,100	5,119
Oversea-Chinese Banking Corp. Ltd.	2,350	19,359
SATS Ltd.	500	1,781
Sembcorp Industries Ltd.	750	1,648
Singapore Airlines Ltd.	400	3,041
Singapore Exchange Ltd.	650	3,595
Singapore Press Holdings Ltd.	1,250	2,544
Singapore Technologies Engineering Ltd.	1,250	3,365
Singapore Telecommunications Ltd.	6,403	17,472
StarHub Ltd.	400	770
Suntec Real Estate Investment Trust REIT	1,900	2,655
United Overseas Bank Ltd.	1,017	18,023
UOL Group Ltd.	358	2,160
Wilmar International Ltd.	1,250	3,061

		142,269

South Korea - 13.0%
Amorepacific Corp.	25	6,385
AMOREPACIFIC Group	25	2,971
BGF retail Co. Ltd.	16	1,294
BNK Financial Group, Inc.	161	1,408
Celltrion, Inc.*	63	6,431
Cheil Worldwide, Inc.	55	927
CJ CheilJedang Corp.	6	1,929
CJ Corp.	9	1,413
CJ E&M Corp.	19	1,281
CJ Logistics Corp.*	4	599
Coway Co. Ltd.	42	3,680
Daelim Industrial Co. Ltd.	22	1,635
Daewoo Engineering & Construction Co. Ltd.*	98	611
DGB Financial Group, Inc.	83	810
Dongbu Insurance Co. Ltd.	36	2,401
Dongsuh Cos., Inc.	38	893
Doosan Bobcat, Inc.	28	947
Doosan Heavy Industries & Construction Co. Ltd.	25	399
E-MART, Inc.	15	2,980
GS Engineering & Construction Corp.*	30	758
GS Holdings Corp.	30	1,878
GS Retail Co. Ltd.	21	751
Hana Financial Group, Inc.	241	10,473
Hankook Tire Co. Ltd.	62	3,244
Hanmi Pharm. Co. Ltd.*	5	1,787
Hanmi Science Co. Ltd.*	11	873
Hanon Systems	172	1,762
Hanssem Co. Ltd.	8	1,206
Hanwha Chemical Corp.	85	2,665
Hanwha Corp.	31	1,351
Hanwha Life Insurance Co. Ltd.	102	662
Hanwha Techwin Co. Ltd.*	29	998
Hotel Shilla Co. Ltd.	29	1,592
Hyosung Corp.	16	2,249
Hyundai Department Store Co. Ltd.	13	1,114
Hyundai Development Co.-Engineering & Construction	45	1,502
Hyundai Engineering & Construction Co. Ltd.	57	2,055
Hyundai Glovis Co. Ltd.	17	2,337
Hyundai Heavy Industries Co. Ltd.*	24	3,161
Hyundai Marine & Fire Insurance Co. Ltd.	50	2,049
Hyundai Mobis Co. Ltd.	54	11,302

Hyundai Motor Co.	121	15,077
Hyundai Robotics Co. Ltd.*	7	2,750
Hyundai Steel Co.	68	3,480
Hyundai Wia Corp.	10	621
Industrial Bank of Korea	199	2,638
Kakao Corp.	24	2,618
Kangwon Land, Inc.	92	2,815
KB Financial Group, Inc.	312	15,329
KCC Corp.	5	1,756
KEPCO Plant Service & Engineering Co. Ltd.	18	730
Kia Motors Corp.	209	6,571
Korea Aerospace Industries Ltd.	57	2,338
Korea Electric Power Corp.	213	8,104
Korea Gas Corp.*	22	884
Korea Investment Holdings Co. Ltd.	33	1,923
Korea Zinc Co. Ltd.	6	2,746
Korean Air Lines Co. Ltd.*	35	1,030
KT Corp.	25	692
KT&G Corp.	92	9,342
Kumho Petrochemical Co. Ltd.	14	978
LG Chem Ltd.	36	12,100
LG Corp.	75	5,587
LG Display Co. Ltd.	167	4,613
LG Electronics, Inc.	87	6,288
LG Household & Health Care Ltd.	7	5,959
LG Innotek Co. Ltd.	9	1,473
Lotte Chemical Corp.	12	4,251
Lotte Confectionery Co. Ltd.	5	876
Lotte Shopping Co. Ltd.	9	2,051
Medy-Tox, Inc.	3	1,514
Mirae Asset Daewoo Co. Ltd.	290	2,610
NAVER Corp.	22	14,730
NCSoft Corp.	14	4,774
Netmarble Games Corp., 144A*	13	1,781
NH Investment & Securities Co. Ltd.	111	1,358
OCI Co. Ltd.	13	1,133
Orion Corp.*	19	1,471
Ottogi Corp.	1	675
Pan Ocean Co. Ltd.*	168	958
POSCO	60	18,278
Posco Daewoo Corp.	23	431
S-1 Corp.	15	1,193
Samsung Biologics Co. Ltd., 144A*	14	3,514
Samsung C&T Corp.	62	7,093
Samsung Card Co. Ltd.	26	855
Samsung Electro-Mechanics Co. Ltd.	43	3,851
Samsung Electronics Co. Ltd.	76	156,098
Samsung Fire & Marine Insurance Co. Ltd.	24	5,885
Samsung Heavy Industries Co. Ltd.*	201	1,907
Samsung Life Insurance Co. Ltd.	55	5,634
Samsung SDI Co. Ltd.	44	7,668
Samsung SDS Co. Ltd.	26	3,862
Samsung Securities Co. Ltd.	51	1,653
Shinhan Financial Group Co. Ltd.	335	15,449
Shinsegae Inc.	6	1,027
SK Holdings Co. Ltd.	25	5,931
SK Hynix, Inc.	461	28,046
SK Innovation Co. Ltd.	51	8,526
SK Networks Co. Ltd.	54	336
SK Telecom Co. Ltd.	17	3,822
S-Oil Corp.	34	3,784
Woori Bank	288	4,751
Yuhan Corp.	6	1,202

		542,183

Taiwan - 11.3%
Acer, Inc.*	2,299	1,158
Advanced Semiconductor Engineering, Inc.	5,149	6,210
Advantech Co. Ltd.	273	2,013
Asia Cement Corp.	1,944	1,762
Asia Pacific Telecom Co. Ltd.*	1,436	492
Asustek Computer, Inc.	555	4,598
AU Optronics Corp.	6,424	2,639
Catcher Technology Co. Ltd.	527	6,706
Cathay Financial Holding Co. Ltd.	6,366	10,389
Chailease Holding Co. Ltd.	806	2,195
Chang Hwa Commercial Bank Ltd.	3,727	2,038
Cheng Shin Rubber Industry Co. Ltd.	1,530	3,077
Chicony Electronics Co. Ltd.	511	1,283
China Airlines Ltd.*	1,842	781
China Development Financial Holding Corp.	11,295	3,526
China Life Insurance Co. Ltd.*	2,580	2,847
China Steel Corp.	9,810	8,224
Chunghwa Telecom Co. Ltd.	2,986	10,389
Compal Electronics, Inc.	3,054	2,196
CTBC Financial Holding Co. Ltd.	14,124	9,150

Delta Electronics, Inc.	1,533	8,407
E.Sun Financial Holding Co. Ltd.	7,055	4,348
Eclat Textile Co. Ltd.	139	1,704
Eva Airways Corp.	1,391	724
Evergreen Marine Corp. Taiwan Ltd.*	1,380	1,052
Far Eastern New Century Corp.	2,738	2,191
Far EasTone Telecommunications Co. Ltd.	1,256	3,046
Feng TAY Enterprise Co. Ltd.	262	1,241
First Financial Holding Co. Ltd.	7,200	4,676
Formosa Chemicals & Fibre Corp.	2,302	7,239
Formosa Petrochemical Corp.	1,098	3,875
Formosa Plastics Corp.	3,251	10,115
Formosa Taffeta Co. Ltd.	892	887
Foxconn Technology Co. Ltd.	723	2,295
Fubon Financial Holding Co. Ltd.	5,226	8,399
General Interface Solution Holding Ltd.	132	1,581
Giant Manufacturing Co. Ltd.	221	1,117
Globalwafers Co. Ltd.	116	921
Highwealth Construction Corp.*	642	1,021
Hiwin Technologies Corp.	165	1,463
Hon Hai Precision Industry Co. Ltd.	12,253	47,706
Hotai Motor Co. Ltd.	240	2,827
HTC Corp.*	483	1,099
Hua Nan Financial Holdings Co. Ltd.	6,180	3,450
Innolux Corp.	6,840	3,332
Inventec Corp.	1,864	1,479
Largan Precision Co. Ltd.	79	15,261
Lite-On Technology Corp.	1,826	2,702
MediaTek, Inc.	1,181	10,585
Mega Financial Holding Co. Ltd.	8,657	6,956
Merida Industry Co. Ltd.	164	720
Micro-Star International Co. Ltd.	531	1,209
Nan Ya Plastics Corp.	3,744	9,453
Nanya Technology Corp.	377	808
Nien Made Enterprise Co. Ltd.	115	1,237
Novatek Microelectronics Corp.	485	1,888
Pegatron Corp.	1,517	4,775
Phison Electronics Corp.	127	1,713
Pou Chen Corp.	1,409	1,828
Powertech Technology, Inc.	521	1,581
President Chain Store Corp.	450	3,765
Quanta Computer, Inc.	2,124	4,835
Realtek Semiconductor Corp.	352	1,365
Ruentex Development Co. Ltd.*	722	707
Ruentex Industries Ltd.*	404	650
Shin Kong Financial Holding Co. Ltd.	6,000	1,744
Siliconware Precision Industries Co. Ltd.	1,447	2,292
SinoPac Financial Holdings Co. Ltd.*	8,465	2,721
Standard Foods Corp.	466	1,191
Synnex Technology International Corp.	1,191	1,330
TaiMed Biologics, Inc.*	170	1,222
Taishin Financial Holding Co. Ltd.	7,121	3,162
Taiwan Business Bank	2,655	734
Taiwan Cement Corp.	2,611	3,015
Taiwan Cooperative Financial Holding Co. Ltd.	5,949	3,134
Taiwan Fertilizer Co. Ltd.	521	695
Taiwan High Speed Rail Corp.	1,327	1,170
Taiwan Mobile Co. Ltd.	1,263	4,520
Taiwan Semiconductor Manufacturing Co. Ltd.	19,098	137,006
Teco Electric and Machinery Co. Ltd.	1,379	1,289
Transcend Information, Inc.	200	596
Uni-President Enterprises Corp.	3,659	7,784
United Microelectronics Corp.	9,590	4,782
Vanguard International Semiconductor Corp.	806	1,456
Wistron Corp.	2,036	1,923
WPG Holdings Ltd.	1,219	1,587
Yuanta Financial Holding Co. Ltd.	8,283	3,595
Yulon Motor Co. Ltd.	163	140
Zhen Ding Technology Holding Ltd.	375	869

		467,863

Thailand - 2.0%
Advanced Info Service PCL, NVDR	798	4,506
Airports of Thailand PCL, NVDR	3,000	4,924
Bangkok Dusit Medical Services PCL, NVDR	3,200	2,014
Bangkok Expressway & Metro PCL, NVDR	6,700	1,574
Banpu PCL, NVDR	2,200	1,166
Berli Jucker PCL, NVDR	1,300	1,928
BTS Group Holdings PCL, NVDR	4,600	1,198
Bumrungrad Hospital PCL	300	1,970

Central Pattana PCL, NVDR	1,100	2,385
Charoen Pokphand Foods PCL, NVDR	2,100	1,723
CP ALL PCL, NVDR	3,811	7,116
Delta Electronics Thailand PCL, NVDR	400	1,072
Electricity Generating PCL, NVDR	100	705
Energy Absolute PCL, NVDR	800	910
Glow Energy PCL, NVDR	278	718
Home Product Center PCL, NVDR	4,700	1,416
Indorama Ventures PCL, NVDR	826	970
IRPC PCL, NVDR	8,873	1,590
Kasikornbank PCL, NVDR	1,500	9,080
KCE Electronics PCL, NVDR	200	527
Krung Thai Bank PCL, NVDR	3,204	1,804
Minor International PCL, NVDR	1,700	2,035
PTT Exploration & Production PCL, NVDR	1,100	2,899
PTT Global Chemical PCL	1,500	3,456
PTT PCL, NVDR	825	9,913
Robinson PCL, NVDR	400	693
Siam Cement PCL	100	1,506
Siam Cement PCL, NVDR	200	3,012
Siam Commercial Bank PCL, NVDR	1,400	6,345
Thai Oil PCL, NVDR	551	1,564
Thai Union Group PCL, NVDR	1,500	894
TMB Bank PCL, NVDR	10,400	739
True Corp. PCL, NVDR*	7,900	1,332

		83,684

United Kingdom - 0.4%
Rio Tinto Ltd.	332	17,904

United States - 0.3%
Yum China Holdings, Inc.*	288	10,184

TOTAL COMMON STOCKS
(Cost $3,237,485)		3,796,506

PREFERRED STOCKS - 0.8%
South Korea - 0.8%
Amorepacific Corp.	7	1,064
Hyundai Motor Co.	18	1,539
Hyundai Motor Co. - 2nd Preferred	26	2,352
LG Chem Ltd.	8	1,866
LG Household & Health Care Ltd.	2	1,064
Samsung Electronics Co. Ltd.	14	23,404

		31,289

TOTAL PREFERRED STOCKS
(Cost $18,915)		31,289

RIGHTS - 0.0%
China - 0.0%
Sisram Medical Ltd., expires 12/31/17* (c)
(Cost $0)	1	0

SECURITIES LENDING COLLATERAL - 0.4%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93%(e)(f)
(Cost $16,448)	16,448	16,448

TOTAL INVESTMENTS - 92.4%
(Cost $3,272,848)		$3,844,243
Other assets and liabilities, net - 7.6%		318,381

NET ASSETS - 100.0%		$4,162,624

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $15,695, which is 0.4% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
NVDR:	Non Voting Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2017 the Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$1,030,875	26.9%
Information Technology	1,011,766	26.4
Consumer Discretionary	289,908	7.6
Industrials	272,908	7.1
Real Estate	270,428	7.1
Materials	260,797	6.8
Consumer Staples	176,421	4.7
Telecommunication Services	159,993	4.2
Energy	134,429	3.5
Utilities	116,366	3.0
Health Care	103,904	2.7

Total	$3,827,795	100.0%

At August 31, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
SGX NIFTY 50 Futures	USD	17	$338,790	$337,892	9/28/2017	$(898)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
The Bank of New York Mellon	9/5/2017	AUD	21,000	USD	16,672	$—	$(21)

The Bank of New York Mellon	9/5/2017	AUD	1,024,000	USD	817,142	3,160	—
Goldman Sachs & Co.	9/5/2017	HKD	330,000	USD	42,288	113	—
Goldman Sachs & Co.	9/5/2017	HKD	8,929,600	USD	1,144,329	3,107	—
The Bank of New York Mellon	9/5/2017	KRW	660,231,400	USD	590,067	4,522	—
Goldman Sachs & Co.	9/5/2017	NZD	24,800	USD	18,583	778	—
Goldman Sachs & Co.	9/5/2017	PHP	2,189,500	USD	43,262	485	—
Goldman Sachs & Co.	9/5/2017	SGD	198,700	USD	146,469	—	(74)
Goldman Sachs & Co.	9/5/2017	SGD	12,000	USD	8,833	—	(17)
Goldman Sachs & Co.	9/5/2017	THB	2,684,000	USD	80,730	—	(104)
Goldman Sachs & Co.	9/5/2017	TWD	14,194,300	USD	470,010	—	(423)
The Bank of New York Mellon	9/5/2017	USD	797,116	AUD	1,005,000	1,763	—
The Bank of New York Mellon	9/5/2017	USD	22,344	AUD	28,000	—	(87)
The Bank of New York Mellon	9/5/2017	USD	9,593	AUD	12,000	—	(54)
Goldman Sachs & Co.	9/5/2017	USD	1,162,673	HKD	9,099,600	276	—
Goldman Sachs & Co.	9/5/2017	USD	20,506	HKD	160,000	—	(58)
The Bank of New York Mellon	9/5/2017	USD	6,115	KRW	6,856,000	—	(34)
The Bank of New York Mellon	9/5/2017	USD	579,747	KRW	653,375,400	—	(283)
Goldman Sachs & Co.	9/5/2017	USD	16,329	NZD	22,800	39	—
Goldman Sachs & Co.	9/5/2017	USD	1,501	NZD	2,000	—	(65)
Goldman Sachs & Co.	9/5/2017	USD	42,780	PHP	2,189,500	—	(3)
Goldman Sachs & Co.	9/5/2017	USD	150,736	SGD	204,700	232	—
Goldman Sachs & Co.	9/5/2017	USD	4,430	SGD	6,000	—	(5)
Goldman Sachs & Co.	9/5/2017	USD	80,831	THB	2,684,000	3	—
Goldman Sachs & Co.	9/5/2017	USD	467,649	TWD	14,104,300	—	(199)
Goldman Sachs & Co.	9/5/2017	USD	2,983	TWD	90,000	—	—
RBC Capital Markets	9/6/2017	IDR	1,173,766,300	USD	87,745	—	(183)
Goldman Sachs & Co.	9/6/2017	MYR	377,000	USD	87,940	—	(318)
RBC Capital Markets	9/6/2017	USD	87,857	IDR	1,173,766,300	71	—
Goldman Sachs & Co.	9/6/2017	USD	1,868	MYR	8,000	5	—
Goldman Sachs & Co.	9/6/2017	USD	86,417	MYR	369,000	—	(31)
The Bank of New York Mellon	10/4/2017	AUD	1,005,000	USD	796,834	—	(1,768)
Goldman Sachs & Co.	10/4/2017	HKD	460,000	USD	58,822	—	(17)
Goldman Sachs & Co.	10/4/2017	HKD	9,099,600	USD	1,163,603	—	(338)
RBC Capital Markets	10/4/2017	IDR	25,016,000	USD	1,870	1	—
RBC Capital Markets	10/4/2017	IDR	1,173,766,300	USD	87,562	—	(146)

Goldman Sachs & Co.	10/4/2017	MYR	369,000	USD	86,457	169	—
Goldman Sachs & Co.	10/4/2017	NZD	4,000	USD	2,861	—	(9)
Goldman Sachs & Co.	10/4/2017	NZD	22,800	USD	16,321	—	(39)
Goldman Sachs & Co.	10/4/2017	PHP	2,189,500	USD	42,614	—	(97)
Goldman Sachs & Co.	10/4/2017	SGD	204,700	USD	150,781	—	(215)
Goldman Sachs & Co.	10/4/2017	THB	108,000	USD	3,252	—	(1)
Goldman Sachs & Co.	10/4/2017	THB	2,684,000	USD	80,819	—	(31)
Goldman Sachs & Co.	10/5/2017	TWD	101,000	USD	3,360	8	—
Goldman Sachs & Co.	10/5/2017	TWD	14,104,300	USD	468,270	236	—
The Bank of New York Mellon	10/12/2017	KRW	653,375,400	USD	579,850	196	—
The Bank of New York Mellon	10/12/2017	USD	3,311	KRW	3,723,000	—	(8)

Total unrealized appreciation (depreciation)						$15,164	$(4,628)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

AUD	Australian Dollar
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$3,796,506	$—	$0	$3,796,506
Preferred Stock	31,289	—	—	31,289
Rights	0	—	0	0
Short-Term Investments	16,448	—	—	16,448
Derivatives (j)
Forward Foreign Currency Exchange Contracts	—	15,164	—	15,164

TOTAL	$3,844,243	$15,164	$–	$3,859,407

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Exchange Contracts	$—	$(4,628)	$—	$(4,628)
Futures Contracts	(898)	—	—	(898)

TOTAL	$(898)	$(4,628)	$—	$(5,526)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

During the period ended August 31, 2017, the amount of transfers between Level 3 and Level 1 was $9,246. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 55.6%
Consumer Discretionary - 4.2%
Kroton Educacional SA	17,064	$97,413
Lojas Americanas SA	2,298	10,542
Lojas Renner SA	8,752	85,077

		193,032

Consumer Staples - 11.9%
Ambev SA	55,666	351,201
BRF SA*	5,499	74,278
JBS SA	10,130	27,901
M Dias Branco SA	639	9,967
Natura Cosmeticos SA	2,108	19,755
Raia Drogasil SA	2,863	63,074

		546,176

Energy - 6.2%
Cosan SA Industria e Comercio	2,015	24,702
Petroleo Brasileiro SA*	34,618	153,633
Ultrapar Participacoes SA	4,459	104,044

		282,379

Financials - 11.4%
B3 SA - Brasil Bolsa Balcao	25,574	179,709
Banco Bradesco SA	10,400	106,549
Banco do Brasil SA	9,560	93,235
Banco Santander Brasil SA	5,147	45,848
BB Seguridade Participacoes SA	7,558	66,556
Porto Seguro SA	1,368	15,102
Sul America SA	2,615	14,936

		521,935

Health Care - 1.9%
Hypermarcas SA	4,293	40,245
Odontoprev SA	3,238	15,245
Qualicorp SA	2,801	31,010

		86,500

Industrials - 5.4%
CCR SA	15,008	83,244
Embraer SA	8,226	46,855
Localiza Rent a Car SA	2,064	39,046
Rumo SA*	9,948	32,645
WEG SA	7,004	45,524

		247,314

Information Technology - 2.3%
Cielo SA	15,138	107,866

Materials - 6.1%
Cia Siderurgica Nacional SA*	7,723	21,320
Duratex SA	3,853	10,526
Fibria Celulose SA	3,085	40,956
Klabin SA	7,272	39,550
Vale SA	14,923	166,304

		278,656

Real Estate - 1.5%
BR Malls Participacoes SA	10,243	44,254
Multiplan Empreendimentos Imobiliarios SA	1,039	24,124

		68,378

Telecommunication Services - 0.8%
TIM Participacoes SA	10,478	37,547

Utilities - 3.9%
Centrais Eletricas Brasileiras SA*	1,071	5,995
Cia de Saneamento Basico do Estado de Sao Paulo	4,226	43,161
CPFL Energia SA	3,095	26,635
EDP - Energias do Brasil SA	3,691	17,870
Engie Brasil Energia SA	2,021	23,177
Equatorial Energia SA	2,463	47,823
Transmissora Alianca de Energia Eletrica SA	2,222	15,882

		180,543

TOTAL COMMON STOCKS
(Cost $1,895,015)		2,550,326

PREFERRED STOCKS - 39.5%
Consumer Discretionary - 1.1%
Lojas Americanas SA	8,992	50,761

Consumer Staples - 1.0%
Cia Brasileira de Distribuicao *	1,955	44,710

Energy - 4.3%
Petroleo Brasileiro SA *	46,004	199,487

Financials - 23.0%
Banco Bradesco SA	36,899	393,623
Itau Unibanco Holding SA	39,169	502,079
Itausa - Investimentos Itau SA	48,791	158,098

		1,053,800

Materials - 7.2%
Braskem SA, Class A	2,113	25,581
Gerdau SA	11,314	42,591
Suzano Papel e Celulose SA, Class A	5,004	27,819
Vale SA	22,563	233,454

		329,445

Telecommunication Services - 1.9%
Telefonica Brasil SA	5,541	85,971

Utilities - 1.0%
Centrais Eletricas Brasileiras SA, Class B	1,385	9,033
Cia Energetica de Minas Gerais	9,341	24,867
Cia Paranaense de Energia, Class B	1,232	11,248

		45,148

TOTAL PREFERRED STOCKS
(Cost $1,136,816)		1,809,322

EXCHANGE-TRADED FUND - 1.6%
iShares MSCI Brazil Capped ETF (a)
(Cost $74,062)	1,864	74,560
SECURITIES LENDING COLLATERAL - 0.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (b)(c)
(Cost $5,043)	5,043	5,043

TOTAL INVESTMENTS - 96.8%
(Cost $3,110,936)		$4,439,251
Other assets and liabilities, net - 3.2%		144,815

NET ASSETS - 100.0%		$4,584,066

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $4,920, which is 0.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At August 31, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
CME USD IBOVESPA Futures	USD	2	$140,695	$143,010	10/18/2017	$2,315

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(e)	Unrealized Depreciation(e)
Goldman Sachs & Co.	9/6/2017	BRL	9,643,745	USD	3,066,081	$5,341	$—
JP Morgan & Chase Co.	9/6/2017	BRL	51,000	USD	16,250	63	—
JP Morgan & Chase Co.	9/6/2017	BRL	271,000	USD	86,148	138	—
The Bank of New York Mellon	9/6/2017	BRL	40,000	USD	12,620	—	(75)
The Bank of New York Mellon	9/6/2017	BRL	2,331,755	USD	741,063	1,009	—
The Bank of Nova Scotia	9/6/2017	BRL	1,056,400	USD	335,845	564	—
Goldman Sachs & Co.	9/6/2017	USD	3,049,027	BRL	9,595,745	—	(3,521)
Goldman Sachs & Co.	9/6/2017	USD	15,261	BRL	48,000	—	(27)
JP Morgan & Chase Co.	9/6/2017	USD	102,359	BRL	322,000	—	(162)
The Bank of New York Mellon	9/6/2017	USD	4,779	BRL	15,000	—	(18)
The Bank of New York Mellon	9/6/2017	USD	749,020	BRL	2,356,755	—	(1,032)
The Bank of Nova Scotia	9/6/2017	USD	335,743	BRL	1,056,400	—	(462)
Goldman Sachs & Co.	10/4/2017	BRL	9,595,745	USD	3,036,484	4,104	—
Goldman Sachs & Co.	10/4/2017	BRL	900,000	USD	284,801	389	—
JP Morgan & Chase Co.	10/4/2017	BRL	322,000	USD	101,926	170	—
The Bank of New York Mellon	10/4/2017	BRL	2,356,755	USD	745,702	937	—
The Bank of Nova Scotia	10/4/2017	BRL	1,056,400	USD	334,256	420	—

Total unrealized appreciation (depreciation)						$13,135	$(5,297)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

BRL	Brazilian Real
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,550,326	$—	$—	$2,550,326
Preferred Stocks (f)	1,809,322	—	—	1,809,322
Exchange-Traded Fund	74,560	—	—	74,560
Short-Term Investments	5,043	—	—	5,043
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	13,135	—	13,135
Futures Contracts	2,315	—	—	2,315

TOTAL	$4,441,566	$13,135	$—	$4,454,701

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(5,297)	$—	$(5,297)

TOTAL	$—	$(5,297)	$—	$(5,297)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.8%
Brazil - 4.1%
Ambev SA	194,986	$1,230,180
B3 SA - Brasil Bolsa Balcao	85,445	600,424
Banco Bradesco SA	37,890	388,186
Banco do Brasil SA	35,548	346,689
Banco Santander Brasil SA	17,200	153,212
BB Seguridade Participacoes SA	28,944	254,881
BR Malls Participacoes SA	27,625	119,351
BRF SA *	18,478	249,594
CCR SA	50,117	277,981
Centrais Eletricas Brasileiras SA *	8,989	50,316
Cia de Saneamento Basico do Estado de Sao Paulo	14,130	144,314
Cia Siderurgica Nacional SA *	24,694	68,171
Cielo SA	50,556	360,237
Cosan SA Industria e Comercio	6,748	82,725
CPFL Energia SA	10,527	90,594
Duratex SA	12,870	35,161
EDP - Energias do Brasil SA	12,550	60,760
Embraer SA	27,560	156,980
Engie Brasil Energia SA	6,749	77,399
Equatorial Energia SA	8,217	159,545
Fibria Celulose SA	10,305	136,806
Hypermarcas SA	14,382	134,826
JBS SA	33,850	93,232
Klabin SA	24,376	132,572
Kroton Educacional SA	57,155	326,278
Localiza Rent a Car SA	6,899	130,513
Lojas Americanas SA	7,680	35,230
Lojas Renner SA	29,272	284,551
M Dias Branco SA	4,205	65,589
Multiplan Empreendimentos Imobiliarios SA	3,502	81,313
Natura Cosmeticos SA	7,133	66,847
Odontoprev SA	10,984	51,712
Petroleo Brasileiro SA *	123,105	546,334
Porto Seguro SA	4,682	51,686
Qualicorp SA	9,224	102,119
Raia Drogasil SA	9,561	210,638
Rumo SA *	33,225	109,031
Sul America SA	7,312	41,765
TIM Participacoes SA	35,043	125,573
Transmissora Alianca de Energia Eletrica SA	7,634	54,566
Ultrapar Participacoes SA	14,957	348,997
Vale SA	53,214	593,023
WEG SA	23,366	151,871

		8,781,772

Chile - 1.1%
AES Gener SA	121,578	42,761
Aguas Andinas SA, Class A	108,134	69,418
Banco de Chile	1,036,059	151,691
Banco de Credito e Inversiones	1,530	99,730
Banco Santander Chile	2,727,396	200,446
Cencosud SA	59,184	178,832
Cia Cervecerias Unidas SA	6,108	83,692
Colbun SA	326,320	79,014
Empresa Nacional de Telecomunicaciones SA	6,243	65,565
Empresas CMPC SA	51,692	135,616
Empresas COPEC SA	18,814	241,404
Enel Americas SA	1,205,917	261,484
Enel Chile SA	812,028	96,096
Enel Generacion Chile SA	135,659	115,588
Itau CorpBanca	6,356,669	61,053
Latam Airlines Group SA	12,580	158,545
SACI Falabella	30,070	303,877

		2,344,812

China - 24.6%
3SBio, Inc., 144A*	41,885	57,590
58.com, Inc., ADR *	3,733	233,798
AAC Technologies Holdings, Inc.	30,868	562,868
Agricultural Bank of China Ltd., Class H	1,080,433	508,065
Air China Ltd., Class H	75,468	67,119
Alibaba Group Holding Ltd., ADR *	46,771	8,032,452
Aluminum Corp. of China Ltd., Class H *	163,091	120,665
Anhui Conch Cement Co. Ltd., Class H	51,052	190,489
ANTA Sports Products Ltd.	44,285	174,294
Autohome, Inc., ADR *(a)	2,163	139,016
AviChina Industry & Technology Co. Ltd., Class H	87,698	51,885
Baidu, Inc., ADR *	11,301	2,577,193
Bank of China Ltd., Class H	3,285,027	1,729,459
Bank of Communications Co. Ltd., Class H	361,950	276,582
Beijing Capital International Airport Co. Ltd., Class H	62,171	100,576
BYD Co. Ltd., Class H (a)	26,487	157,722
CGN Power Co. Ltd., Class H, 144A	438,553	121,046
China Cinda Asset Management Co. Ltd., Class H	364,679	135,606
China CITIC Bank Corp. Ltd., Class H	369,243	243,937

China Coal Energy Co. Ltd., Class H	84,910	42,749
China Communications Construction Co. Ltd., Class H	183,086	243,779
China Communications Services Corp. Ltd., Class H	98,887	53,577
China Conch Venture Holdings Ltd.	67,168	122,221
China Construction Bank Corp., Class H	3,479,578	3,050,175
China Everbright Bank Co. Ltd., Class H	113,615	54,588
China Evergrande Group *	137,909	416,771
China Galaxy Securities Co. Ltd., Class H	137,368	124,453
China Huarong Asset Management Co. Ltd., Class H, 144A	258,902	110,498
China Huishan Dairy Holdings Co. Ltd. (b)	136,324	17
China Life Insurance Co. Ltd., Class H	307,706	986,924
China Longyuan Power Group Corp. Ltd., Class H	131,209	98,251
China Medical System Holdings Ltd.	51,424	94,624
China Mengniu Dairy Co. Ltd. *	113,616	265,393
China Merchants Bank Co. Ltd., Class H	161,365	608,283
China Minsheng Banking Corp. Ltd., Class H	229,372	228,910
China National Building Material Co. Ltd., Class H	119,062	74,854
China Oilfield Services Ltd., Class H	74,893	61,440
China Pacific Insurance Group Co. Ltd., Class H	109,027	513,388
China Petroleum & Chemical Corp., Class H	1,055,020	807,535
China Railway Construction Corp. Ltd., Class H	81,564	106,935
China Railway Group Ltd., Class H	165,285	132,215
China Shenhua Energy Co. Ltd., Class H	140,536	361,857
China Southern Airlines Co. Ltd., Class H	75,124	58,654
China Telecom Corp. Ltd., Class H	573,851	294,781
China Vanke Co. Ltd., Class H	48,938	146,644
Chongqing Changan Automobile Co. Ltd., Class B	35,300	46,190
Chongqing Rural Commercial Bank Co. Ltd., Class H	103,932	72,380
CITIC Securities Co. Ltd., Class H	94,215	208,999
CNOOC Ltd.	738,496	883,279
Country Garden Holdings Co. Ltd.	220,853	293,502
CRRC Corp. Ltd., Class H	171,716	154,914
CSPC Pharmaceutical Group Ltd.	175,200	273,577
Ctrip.com International Ltd., ADR *	15,430	793,874
Dongfeng Motor Group Co. Ltd., Class H	112,185	145,647
ENN Energy Holdings Ltd.	31,337	201,619
Fosun International Ltd.	106,569	184,929
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	20,906	66,652
Geely Automobile Holdings Ltd.	202,173	497,052
GF Securities Co. Ltd., Class H	56,298	120,139
GOME Retail Holdings Ltd.	454,197	47,592
Great Wall Motor Co. Ltd., Class H	128,171	160,833
Guangzhou Automobile Group Co. Ltd., Class H	86,948	171,546
Guangzhou R&F Properties Co. Ltd., Class H	39,882	93,160
Haitian International Holdings Ltd.	26,401	79,280
Haitong Securities Co. Ltd., Class H	133,942	224,556
Hengan International Group Co. Ltd.	29,895	249,833
Huaneng Power International, Inc., Class H	174,930	114,448
Huaneng Renewables Corp. Ltd., Class H	197,017	60,421
Huatai Securities Co. Ltd., Class H, 144A	67,533	150,327
Industrial & Commercial Bank of China Ltd., Class H	3,050,714	2,284,405
JD.com, Inc., ADR *	27,118	1,136,515
Jiangsu Expressway Co. Ltd., Class H	50,534	77,489
Jiangxi Copper Co. Ltd., Class H	51,639	89,609
Kingsoft Corp. Ltd.	32,432	76,918
Lenovo Group Ltd.	298,585	163,300
Longfor Properties Co. Ltd.	60,395	145,088
Minth Group Ltd.	28,148	129,666
Momo, Inc., ADR *	4,559	175,658
NetEase, Inc., ADR	3,290	907,514
New China Life Insurance Co. Ltd., Class H	32,073	205,330

New Oriental Education & Technology Group, Inc., ADR *	5,533	452,323
People’s Insurance Co. Group of China Ltd., Class H	288,677	136,117
PetroChina Co. Ltd., Class H	872,474	557,438
PICC Property & Casualty Co. Ltd., Class H	190,200	357,274
Ping An Insurance Group Co. of China Ltd., Class H	215,579	1,712,070
Semiconductor Manufacturing International Corp. *	113,350	106,604
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	77,895	62,210
Shanghai Electric Group Co. Ltd., Class H *	116,787	52,978
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	20,013	75,185
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	37,900	61,133
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	28,505	70,154
Shenzhou International Group Holdings Ltd.	23,141	185,406
Sihuan Pharmaceutical Holdings Group Ltd.	156,806	60,312
SINA Corp. *	2,346	238,893
Sino-Ocean Group Holding Ltd.	124,283	85,759
Sinopec Engineering Group Co. Ltd., Class H	51,347	46,323
Sinopec Shanghai Petrochemical Co. Ltd., Class H	144,525	90,123
Sinopharm Group Co. Ltd., Class H	49,326	222,812
SOHO China Ltd. *	86,005	50,114
Sunac China Holdings Ltd.	79,843	239,761
Sunny Optical Technology Group Co. Ltd.	29,484	422,720
TAL Education Group, ADR	11,334	344,894
Tencent Holdings Ltd.	235,141	9,885,492
Tingyi Cayman Islands Holding Corp.	81,114	108,003
TravelSky Technology Ltd., Class H	38,564	105,456
Tsingtao Brewery Co. Ltd., Class H	14,900	61,784
Vipshop Holdings Ltd., ADR *	16,791	156,324
Want Want China Holdings Ltd.	206,992	137,012
Weibo Corp., ADR *(a)	1,918	193,910
Weichai Power Co. Ltd., Class H	80,349	82,754
Yanzhou Coal Mining Co. Ltd., Class H	76,685	77,021
YY, Inc., ADR *	1,817	135,766
Zhejiang Expressway Co. Ltd., Class H	58,960	73,759
Zhuzhou CRRC Times Electric Co. Ltd., Class H	22,635	118,443
Zijin Mining Group Co. Ltd., Class H	237,232	87,002
ZTE Corp., Class H *	29,677	80,964

		52,160,412

Colombia - 0.3%
Bancolombia SA	9,486	106,140
Cementos Argos SA	19,048	77,243
Ecopetrol SA	204,031	94,776
Grupo Argos SA	12,012	85,448
Grupo de Inversiones Suramericana SA	9,697	136,448
Interconexion Electrica SA ESP	16,034	72,632

		572,687

Czech Republic - 0.2%
CEZ AS	6,675	126,619
Komercni banka AS	3,142	138,472
Moneta Money Bank AS, 144A	20,076	70,398
O2 Czech Republic AS	2,565	32,164

		367,653

Egypt - 0.1%
Commercial International Bank Egypt SAE	42,944	204,871
Egyptian Financial Group-Hermes Holding Co.	20,339	23,829
Global Telecom Holding SAE *	86,767	34,589

		263,289

Greece - 0.4%
Alpha Bank AE *	57,198	145,034
Eurobank Ergasias SA *	76,838	82,965
FF Group *	1,388	34,534
Hellenic Telecommunications Organization SA	10,131	129,047
JUMBO SA	4,219	70,315
National Bank of Greece SA *	226,949	92,128
OPAP SA	9,235	103,232
Piraeus Bank SA *	11,736	65,804
Titan Cement Co. SA	1,908	54,172

		777,231

Hong Kong - 3.7%
Alibaba Health Information Technology Ltd. *	135,346	63,127
Alibaba Pictures Group Ltd. *(a)	521,746	91,338
Beijing Enterprises Holdings Ltd.	20,875	116,569
Beijing Enterprises Water Group Ltd. *	198,773	168,909

Brilliance China Automotive Holdings Ltd.	125,041	323,557
China Everbright International Ltd.	101,952	134,707
China Everbright Ltd.	38,328	87,570
China Gas Holdings Ltd.	72,167	182,221
China Jinmao Holdings Group Ltd.	154,452	68,683
China Merchants Port Holdings Co. Ltd.	55,863	182,742
China Mobile Ltd.	254,008	2,694,012
China Overseas Land & Investment Ltd.	158,572	554,189
China Power International Development Ltd.	136,867	46,696
China Resources Beer Holdings Co. Ltd.	67,077	168,341
China Resources Gas Group Ltd.	36,785	129,734
China Resources Land Ltd.	114,642	358,176
China Resources Power Holdings Co. Ltd.	79,525	145,926
China State Construction International Holdings Ltd.	74,236	107,573
China Taiping Insurance Holdings Co. Ltd.	66,880	202,971
China Unicom Hong Kong Ltd. *	247,564	360,634
CITIC Ltd.	240,589	369,534
COSCO SHIPPING Ports Ltd.	69,112	81,690
Far East Horizon Ltd.	81,684	74,631
Fullshare Holdings Ltd. *(a)	285,544	113,842
GCL-Poly Energy Holdings Ltd. *	538,038	60,502
Guangdong Investment Ltd.	116,579	172,208
Haier Electronics Group Co. Ltd. *	51,954	138,088
Hanergy Thin Film Power Group Ltd. *(b)	792,724	0
Kunlun Energy Co. Ltd.	133,525	129,332
Nine Dragons Paper Holdings Ltd.	67,613	112,836
Shanghai Industrial Holdings Ltd.	20,222	61,500
Shimao Property Holdings Ltd.	49,020	101,225
Sino Biopharmaceutical Ltd.	183,902	161,442
Sun Art Retail Group Ltd.	98,622	90,862

		7,855,367

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	1,903	176,507
OTP Bank PLC	9,843	400,328
Richter Gedeon Nyrt	5,783	150,489

		727,324

India - 8.6%
ACC Ltd.	1,862	52,436
Adani Ports & Special Economic Zone Ltd.	29,973	184,242
Aditya Birla Capital Ltd. *(b)	16,212	0
Ambuja Cements Ltd.	24,635	108,037
Apollo Hospitals Enterprise Ltd. *	3,453	58,477
Ashok Leyland Ltd.	47,074	78,866
Asian Paints Ltd.	11,899	217,510
Aurobindo Pharma Ltd.	10,892	123,571
Axis Bank Ltd., GDR	10,996	423,896
Axis Bank Ltd.	16,733	130,969
Bajaj Auto Ltd.	3,470	152,775
Bajaj Finance Ltd.	6,819	190,075
Bajaj Finserv Ltd.	1,582	136,181
Bharat Forge Ltd.	4,334	76,461
Bharat Heavy Electricals Ltd.	24,292	48,982
Bharat Petroleum Corp. Ltd.	31,398	259,824
Bharti Airtel Ltd.	49,588	331,770
Bharti Infratel Ltd.	22,946	134,676
Bosch Ltd.	306	105,246
Cadila Healthcare Ltd.	8,464	66,201
Cipla Ltd.	14,303	127,958
Coal India Ltd.	28,237	104,862
Container Corp. of India Ltd.	1,710	35,307
Dabur India Ltd.	21,853	107,716
Dr. Reddy’s Laboratories Ltd., ADR (a)	4,799	154,480
Eicher Motors Ltd.	551	271,085
GAIL India Ltd.	20,983	124,172
Glenmark Pharmaceuticals Ltd. *	5,715	54,454
Godrej Consumer Products Ltd.	9,860	143,335
Grasim Industries Ltd.	11,580	216,506
Havells India Ltd.	10,339	78,982
HCL Technologies Ltd.	23,345	315,996
Hero MotoCorp Ltd.	2,062	128,866
Hindalco Industries Ltd.	48,237	179,588
Hindustan Petroleum Corp. Ltd.	25,068	191,501
Hindustan Unilever Ltd.	26,850	512,314
Housing Development Finance Corp. Ltd.	62,304	1,731,808
ICICI Bank Ltd., ADR	15,366	143,979
ICICI Bank Ltd.	70,549	328,928
Idea Cellular Ltd.	59,633	84,562
IDFC Bank Ltd.	56,193	48,215
Indiabulls Housing Finance Ltd.	13,144	249,921
Indian Oil Corp. Ltd.	24,098	171,406
Infosys Ltd., ADR	44,765	671,475
Infosys Ltd.	32,766	468,966
ITC Ltd.	140,455	620,143
JSW Steel Ltd.	34,982	139,214
Larsen & Toubro Ltd.	19,678	349,780

LIC Housing Finance Ltd.	12,310	129,760
Lupin Ltd.	9,148	140,162
Mahindra & Mahindra Financial Services Ltd.	11,524	77,066
Mahindra & Mahindra Ltd.	15,408	324,134
Marico Ltd.	18,674	92,149
Maruti Suzuki India Ltd.	4,373	526,754
Motherson Sumi Systems Ltd.	26,116	125,869
Nestle India Ltd.	955	106,385
NTPC Ltd.	68,193	180,013
Oil & Natural Gas Corp. Ltd.	53,065	130,284
Piramal Enterprises Ltd.	3,215	136,478
Power Finance Corp. Ltd.	26,199	50,040
Reliance Industries Ltd., GDR, 144A	27,387	1,354,287
Rural Electrification Corp. Ltd.	28,580	75,355
Shree Cement Ltd.	347	95,487
Shriram Transport Finance Co. Ltd.	6,096	93,930
Siemens Ltd.	2,944	59,178
State Bank of India	67,072	291,418
Sun Pharmaceutical Industries Ltd.	39,684	298,687
Tata Consultancy Services Ltd.	19,556	763,671
Tata Motors Ltd., ADR *	13,718	409,619
Tata Motors Ltd., Class A *	14,640	50,097
Tata Power Co. Ltd.	45,859	56,852
Tata Steel Ltd.	12,449	124,254
Tech Mahindra Ltd.	19,324	129,424
Titan Co. Ltd.	12,847	124,016
UltraTech Cement Ltd.	3,633	227,347
United Spirits Ltd. *	2,403	95,588
UPL Ltd.	14,672	190,049
Vedanta Ltd.	61,498	297,166
Wipro Ltd., ADR (a)	36,596	217,380
Yes Bank Ltd.	13,953	382,633
Zee Entertainment Enterprises Ltd.	21,845	177,525

		18,168,771

Indonesia - 2.2%
PT Adaro Energy Tbk	595,202	81,415
PT AKR Corporindo Tbk	74,283	37,721
PT Astra International Tbk	837,034	494,052
PT Bank Central Asia Tbk	407,812	579,226
PT Bank Danamon Indonesia Tbk	138,718	56,664
PT Bank Mandiri Persero Tbk	385,947	378,947
PT Bank Negara Indonesia Persero Tbk	308,461	169,929
PT Bank Rakyat Indonesia Persero Tbk	459,050	520,397
PT Bumi Serpong Damai Tbk	318,353	43,785
PT Charoen Pokphand Indonesia Tbk	305,140	63,352
PT Gudang Garam Tbk	19,893	103,178
PT Hanjaya Mandala Sampoerna Tbk	384,797	104,981
PT Indocement Tunggal Prakarsa Tbk	76,115	112,957
PT Indofood CBP Sukses Makmur Tbk	96,448	63,072
PT Indofood Sukses Makmur Tbk	181,545	113,959
PT Jasa Marga Persero Tbk	90,039	39,310
PT Kalbe Farma Tbk	872,261	111,795
PT Lippo Karawaci Tbk	572,580	33,689
PT Matahari Department Store Tbk	102,562	76,872
PT Media Nusantara Citra Tbk	236,136	26,371
PT Pakuwon Jati Tbk	896,165	45,003
PT Perusahaan Gas Negara Persero Tbk	451,096	71,678
PT Semen Indonesia Persero Tbk	122,638	96,285
PT Summarecon Agung Tbk	417,598	32,708
PT Surya Citra Media Tbk	241,854	40,061
PT Telekomunikasi Indonesia Persero Tbk	2,084,124	732,614
PT Tower Bersama Infrastructure Tbk	84,320	40,605
PT Unilever Indonesia Tbk	63,101	239,076
PT United Tractors Tbk	69,411	157,634
PT Waskita Karya Persero Tbk	196,454	32,688
PT XL Axiata Tbk *	132,593	35,777

		4,735,801

Malaysia - 2.2%
AirAsia Bhd	61,900	48,123
Alliance Financial Group Bhd	41,351	37,182
AMMB Holdings Bhd	68,746	68,899
Astro Malaysia Holdings Bhd	65,000	40,791
Axiata Group Bhd	111,935	129,221
British American Tobacco Malaysia Bhd	5,642	58,369
CIMB Group Holdings Bhd	169,000	280,183
Dialog Group Bhd	123,900	59,477
DiGi.Com Bhd	128,560	145,704
Felda Global Ventures Holdings Bhd	60,100	21,814
Gamuda Bhd	70,300	87,906
Genting Bhd	92,994	211,444
Genting Malaysia Bhd	123,034	169,116
Genting Plantations Bhd	10,300	25,663

HAP Seng Consolidated Bhd	25,451	54,114
Hartalega Holdings Bhd	26,801	42,613
Hong Leong Bank Bhd	26,541	95,959
Hong Leong Financial Group Bhd	9,900	39,178
IHH Healthcare Bhd	85,335	119,695
IJM Corp. Bhd	119,764	93,669
IOI Corp. Bhd	93,394	99,288
IOI Properties Group Bhd	68,788	32,054
Kuala Lumpur Kepong Bhd	19,787	113,704
Malayan Banking Bhd	151,434	335,456
Malaysia Airports Holdings Bhd	34,400	72,497
Maxis Bhd	77,396	104,753
MISC Bhd	55,400	96,517
Petronas Chemicals Group Bhd	98,938	165,881
Petronas Dagangan Bhd	10,604	60,587
Petronas Gas Bhd	29,035	125,101
PPB Group Bhd	19,519	76,239
Public Bank Bhd	120,722	582,338
RHB Bank Bhd	31,106	36,784
RHB Bank Bhd (b)	19,600	0
Sapura Energy Bhd	161,200	52,091
Sime Darby Bhd	98,123	206,792
Telekom Malaysia Bhd	46,945	70,684
Tenaga Nasional Bhd	140,505	469,831
UMW Holdings Bhd *	19,264	27,427
Westports Holdings Bhd	42,007	36,887
YTL Corp. Bhd	180,587	60,470
YTL Power International Bhd	84,516	27,905

		4,682,406

Malta - 0.0%
Brait SE *	15,270	67,542

Mexico - 3.5%
Alfa SAB de CV, Class A	126,787	177,495
America Movil SAB de CV, Series L	1,382,052	1,284,713
Arca Continental SAB de CV	18,241	133,446
Cemex SAB de CV, Series CPO *	602,291	562,903
Coca-Cola Femsa SAB de CV, Series L	20,565	168,541
El Puerto de Liverpool SAB de CV, Class C1	7,753	69,459
Fibra Uno Administracion SA de CV REIT	107,492	191,726
Fomento Economico Mexicano SAB de CV	80,432	804,939
Gentera SAB de CV	40,660	62,380
Gruma SAB de CV, Class B	8,948	131,233
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,790	163,135
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,592	175,264
Grupo Bimbo SAB de CV, Series A	68,072	165,009
Grupo Carso SAB de CV, Series A1	18,719	75,643
Grupo Financiero Banorte SAB de CV, Class O	103,228	703,920
Grupo Financiero Inbursa SAB de CV, Class O	95,950	160,460
Grupo Financiero Santander Mexico SAB de CV, Class B	75,553	155,634
Grupo Lala SAB de CV	25,596	45,439
Grupo Mexico SAB de CV, Series B	157,741	520,003
Grupo Televisa SAB, Series CPO	101,113	522,778
Industrias Penoles SAB de CV	5,754	149,498
Infraestructura Energetica Nova SAB de CV	22,204	120,649
Kimberly-Clark de Mexico SAB de CV, Class A	63,028	123,735
Mexichem SAB de CV	43,420	115,646
Promotora y Operadora de Infraestructura SAB de CV	9,435	103,383
Wal-Mart de Mexico SAB de CV	216,616	526,903

		7,413,934

Peru - 0.4%
Cia de Minas Buenaventura SAA, ADR	7,868	105,667
Credicorp Ltd.	2,791	566,126
Southern Copper Corp. (a)	3,514	143,020

		814,813

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	81,570	118,680
Aboitiz Power Corp.	60,546	46,738
Alliance Global Group, Inc. *	169,600	46,071
Ayala Corp.	10,301	185,205
Ayala Land, Inc.	304,504	249,935
Bank of the Philippine Islands	32,509	67,280
BDO Unibank, Inc.	81,227	201,758
DMCI Holdings, Inc.	164,724	50,541
Energy Development Corp.	387,231	51,308
Globe Telecom, Inc.	1,394	54,485
GT Capital Holdings, Inc.	3,606	78,786
International Container Terminal Services, Inc.	20,982	42,809
JG Summit Holdings, Inc.	118,492	166,264
Jollibee Foods Corp.	17,802	82,869
Megaworld Corp.	470,000	45,374
Metro Pacific Investments Corp.	586,227	72,748
Metropolitan Bank & Trust Co.	26,270	44,973

PLDT, Inc.	3,576	120,900
Robinsons Land Corp.	67,910	30,790
Security Bank Corp.	4,709	23,007
SM Investments Corp.	9,925	157,206
SM Prime Holdings, Inc.	358,591	234,062
Universal Robina Corp.	36,459	104,097

		2,275,886

Poland - 1.3%
Alior Bank SA *	3,743	69,251
Bank Handlowy w Warszawie SA	1,348	26,829
Bank Millennium SA *	25,081	52,379
Bank Pekao SA	6,515	233,677
Bank Zachodni WBK SA	1,437	148,884
CCC SA *	1,131	83,130
Cyfrowy Polsat SA	9,259	69,560
Eurocash SA	3,163	34,704
Grupa Azoty SA	1,845	35,635
Grupa Lotos SA *	3,823	63,079
Jastrzebska Spolka Weglowa SA *	2,185	63,701
KGHM Polska Miedz SA	5,792	204,741
LPP SA	51	124,843
mBank SA *	609	74,774
Orange Polska SA *	27,136	45,565
PGE Polska Grupa Energetyczna SA	34,790	139,168
Polski Koncern Naftowy ORLEN SA	12,383	409,261
Polskie Gornictwo Naftowe i Gazownictwo SA	73,195	140,140
Powszechna Kasa Oszczednosci Bank Polski SA *	38,767	398,613
Powszechny Zaklad Ubezpieczen SA	24,998	339,866
Synthos SA	21,890	29,331
Tauron Polska Energia SA *	43,484	47,783

		2,834,914

Qatar - 0.6%
Barwa Real Estate Co.	4,023	35,013
Commercial Bank QSC *	8,202	67,148
Doha Bank QPSC	6,279	52,008
Ezdan Holding Group QSC	32,906	101,576
Industries Qatar QSC	6,253	156,271
Masraf Al Rayan QSC	15,196	159,211
Ooredoo QSC	3,311	79,646
Qatar Electricity & Water Co. QSC	1,135	57,977
Qatar Gas Transport Co. Ltd.	11,223	52,366
Qatar Insurance Co. SAQ	5,621	101,884
Qatar Islamic Bank SAQ	2,440	62,319
Qatar National Bank QPSC	9,547	342,421

		1,267,840

Romania - 0.1%
NEPI Rockcastle PLC *	13,307	192,822

Russia - 3.1%
Alrosa PJSC	106,593	149,217
Gazprom PJSC, ADR	60,370	240,876
Gazprom PJSC	333,269	677,799
Inter RAO UES PJSC	1,295,138	87,749
LUKOIL PJSC	7,182	364,084
LUKOIL PJSC, ADR	10,762	540,791
Magnit PJSC, GDR	12,709	531,109
MMC Norilsk Nickel PJSC	2,622	442,537
Mobile TeleSystems PJSC, ADR	20,659	206,383
Moscow Exchange MICEX-RTS PJSC	61,246	111,279
Novatek PJSC, GDR	3,770	398,489
Novolipetsk Steel PJSC	49,565	119,561
PhosAgro PJSC, GDR	4,817	66,956
Rosneft Oil Co. PJSC, GDR	49,127	255,460
Rostelecom PJSC	37,272	43,052
RusHydro PJSC	3,993,083	57,186
Sberbank of Russia PJSC	446,325	1,412,035
Severstal PJSC, GDR	7,150	113,042
Sistema PJSC FC, GDR	6,982	28,975
Surgutneftegas OJSC, ADR	31,539	144,259
Tatneft PJSC	63,065	421,847
VTB Bank PJSC, GDR	115,442	257,898

		6,670,584

South Africa - 6.5%
Anglo American Platinum Ltd. *	2,229	60,400
AngloGold Ashanti Ltd.	16,879	170,830
Aspen Pharmacare Holdings Ltd.	16,045	357,575
Barclays Africa Group Ltd. (a)	28,025	319,658
Bid Corp. Ltd.	13,871	315,022
Bidvest Group Ltd. (a)	13,871	182,814
Capitec Bank Holdings Ltd.	1,672	115,740
Coronation Fund Managers Ltd.	9,399	50,829
Discovery Ltd.	14,713	170,330
Exxaro Resources Ltd.	8,443	84,938
FirstRand Ltd.	139,180	594,113
Fortress Income Fund Ltd. REIT	33,092	100,252
Fortress Income Fund Ltd., Class A REIT	43,639	58,839
Foschini Group Ltd.	8,622	101,585
Gold Fields Ltd.	33,973	151,470
Growthpoint Properties Ltd. REIT (a)	87,772	169,691
Hyprop Investments Ltd. REIT	10,272	90,120

Impala Platinum Holdings Ltd. *	25,825	79,805
Imperial Holdings Ltd.	6,212	99,621
Investec Ltd.	11,206	85,341
Liberty Holdings Ltd. (a)	5,325	42,408
Life Healthcare Group Holdings Ltd.	53,624	108,701
Massmart Holdings Ltd.	4,493	42,019
MMI Holdings Ltd.	39,070	62,500
Mondi Ltd.	4,894	133,449
Mr Price Group Ltd.	10,026	139,692
MTN Group Ltd. (a)	70,126	696,637
Naspers Ltd., Class N	18,122	4,096,955
Nedbank Group Ltd. (a)	9,228	155,969
Netcare Ltd.	42,329	78,451
Pick n Pay Stores Ltd.	15,150	74,511
Pioneer Foods Group Ltd.	5,291	51,512
PSG Group Ltd.	3,829	74,350
Rand Merchant Investment Holdings Ltd.	27,644	88,465
Redefine Properties Ltd. REIT	215,625	176,694
Remgro Ltd.	21,886	365,671
Resilient REIT Ltd. REIT (a)	11,619	111,700
RMB Holdings Ltd.	29,191	149,111
Sanlam Ltd.	58,233	321,409
Sappi Ltd.	23,005	154,560
Sasol Ltd. (a)	22,894	689,667
Shoprite Holdings Ltd.	17,817	308,698
Sibanye Gold Ltd.	70,244	112,153
SPAR Group Ltd.	7,968	103,545
Standard Bank Group Ltd.	53,541	689,103
Steinhoff International Holdings NV	123,125	594,956
Telkom SA SOC Ltd.	10,898	52,577
Tiger Brands Ltd.	6,752	209,171
Truworths International Ltd.	18,280	116,674
Vodacom Group Ltd.	21,537	300,636
Woolworths Holdings Ltd. (a)	41,149	187,703

		13,848,620

South Korea - 13.5%
Amorepacific Corp.	1,327	338,929
AMOREPACIFIC Group	1,197	142,247
BGF retail Co. Ltd.	922	74,571
BNK Financial Group, Inc.	10,783	94,289
Celltrion, Inc. *	3,291	335,930
Cheil Worldwide, Inc.	2,857	48,140
CJ CheilJedang Corp.	328	105,445
CJ Corp.	601	94,339
CJ E&M Corp.	782	52,707
CJ Logistics Corp. *	332	49,759
Coway Co. Ltd.	2,210	193,640
Daelim Industrial Co. Ltd.	1,149	85,390
Daewoo Engineering & Construction Co. Ltd. *	5,154	32,133
DGB Financial Group, Inc.	6,992	68,209
Dongbu Insurance Co. Ltd.	2,048	136,582
Dongsuh Cos., Inc.	1,444	33,936
Doosan Bobcat, Inc.	1,451	49,092
Doosan Heavy Industries & Construction Co. Ltd.	2,201	35,135
E-MART, Inc.	867	172,231
GS Engineering & Construction Corp. *	2,053	51,889
GS Holdings Corp.	2,117	132,547
GS Retail Co. Ltd.	1,114	39,863
Hana Financial Group, Inc.	12,241	531,934
Hankook Tire Co. Ltd.	3,075	160,895
Hanmi Pharm. Co. Ltd. *	251	89,706
Hanmi Science Co. Ltd. *	517	41,035
Hanon Systems	7,724	79,117
Hanssem Co. Ltd.	435	65,582
Hanwha Chemical Corp.	4,428	138,817
Hanwha Corp.	1,858	80,987
Hanwha Life Insurance Co. Ltd.	8,978	58,282
Hanwha Techwin Co. Ltd. *	1,535	52,818
Hotel Shilla Co. Ltd.	1,298	71,254
Hyosung Corp.	873	122,712
Hyundai Department Store Co. Ltd.	579	49,602
Hyundai Development Co.-Engineering & Construction	2,497	83,374
Hyundai Engineering & Construction Co. Ltd.	3,226	116,297
Hyundai Glovis Co. Ltd.	773	106,257
Hyundai Heavy Industries Co. Ltd. *	1,288	169,624
Hyundai Marine & Fire Insurance Co. Ltd.	2,587	105,995
Hyundai Mobis Co. Ltd.	2,814	588,954
Hyundai Motor Co.	6,377	794,580
Hyundai Robotics Co. Ltd. *	410	161,077
Hyundai Steel Co.	3,310	169,375
Hyundai Wia Corp.	677	42,027
Industrial Bank of Korea	10,420	138,151
Kakao Corp.	1,403	153,041
Kangwon Land, Inc.	4,869	148,972
KB Financial Group, Inc.	16,426	807,024
KCC Corp.	238	83,583
KEPCO Plant Service & Engineering Co. Ltd.	930	37,733
Kia Motors Corp.	10,899	342,648

Korea Aerospace Industries Ltd.	2,818	115,584
Korea Electric Power Corp.	10,618	403,966
Korea Gas Corp. *	1,143	45,919
Korea Investment Holdings Co. Ltd.	1,614	94,040
Korea Zinc Co. Ltd.	352	161,078
Korean Air Lines Co. Ltd. *	1,863	54,852
KT&G Corp.	4,823	489,742
Kumho Petrochemical Co. Ltd.	755	52,762
LG Chem Ltd.	1,894	636,596
LG Corp.	3,926	292,465
LG Display Co. Ltd.	9,621	265,781
LG Electronics, Inc.	4,398	317,876
LG Household & Health Care Ltd.	387	329,479
LG Innotek Co. Ltd.	586	95,882
Lotte Chemical Corp.	639	226,393
Lotte Chilsung Beverage Co. Ltd.	24	32,927
Lotte Confectionery Co. Ltd.	233	40,810
Lotte Shopping Co. Ltd.	522	118,973
Medy-Tox, Inc.	176	88,827
Mirae Asset Daewoo Co. Ltd.	15,155	136,417
NAVER Corp.	1,156	774,016
NCSoft Corp.	726	247,559
Neoplux Co. Ltd. *(b)	5	0
Netmarble Games Corp., 144A*	702	96,186
NH Investment & Securities Co. Ltd.	5,820	71,227
OCI Co. Ltd.	692	60,326
Orion Corp.*	1,031	79,821
Ottogi Corp.	48	32,395
Pan Ocean Co. Ltd. *	8,836	50,386
POSCO	3,066	933,993
Posco Daewoo Corp.	1,528	28,660
S-1 Corp.	708	56,321
Samsung Biologics Co. Ltd., 144A*	686	172,169
Samsung C&T Corp.	3,136	358,766
Samsung Card Co. Ltd.	1,201	39,515
Samsung Electro-Mechanics Co. Ltd.	2,319	207,715
Samsung Electronics Co. Ltd.	4,051	8,320,429
Samsung Fire & Marine Insurance Co. Ltd.	1,274	312,399
Samsung Heavy Industries Co. Ltd. *	10,480	99,447
Samsung Life Insurance Co. Ltd.	2,896	296,637
Samsung SDI Co. Ltd.	2,271	395,753
Samsung SDS Co. Ltd.	1,441	214,054
Samsung Securities Co. Ltd.	2,692	87,258
Shinhan Financial Group Co. Ltd.	17,649	813,895
Shinsegae Inc.	308	52,717
SK Holdings Co. Ltd.	1,308	310,296
SK Hynix, Inc.	24,085	1,465,263
SK Innovation Co. Ltd.	2,679	447,846
SK Networks Co. Ltd.	5,646	35,100
SK Telecom Co. Ltd.	838	188,394
S-Oil Corp.	1,861	207,126
Woori Bank	12,581	207,526
Yuhan Corp.	339	67,944

		28,689,964

Taiwan - 11.6%
Acer, Inc. *	121,021	60,954
Advanced Semiconductor Engineering, Inc.	271,034	326,904
Advantech Co. Ltd.	14,400	106,167
Asia Cement Corp.	97,299	88,178
Asia Pacific Telecom Co. Ltd. *	87,141	29,885
Asustek Computer, Inc.	29,179	241,716
AU Optronics Corp.	358,181	147,170
Catcher Technology Co. Ltd.	27,078	344,543
Cathay Financial Holding Co. Ltd.	337,683	551,075
Chailease Holding Co. Ltd.	42,399	115,484
Chang Hwa Commercial Bank Ltd.	194,619	106,406
Cheng Shin Rubber Industry Co. Ltd.	80,424	161,759
Chicony Electronics Co. Ltd.	22,196	55,749
China Airlines Ltd. *	108,591	46,057
China Development Financial Holding Corp.	557,344	173,968
China Life Insurance Co. Ltd. *	143,645	158,500
China Steel Corp.	520,533	436,379
Chunghwa Telecom Co. Ltd.	157,183	546,877
Compal Electronics, Inc.	173,812	124,978
CTBC Financial Holding Co. Ltd.	725,611	470,052
Delta Electronics, Inc.	80,559	441,781
E.Sun Financial Holding Co. Ltd.	371,370	228,884
Eclat Textile Co. Ltd.	7,378	90,456
Eva Airways Corp.	86,287	44,889
Evergreen Marine Corp. Taiwan Ltd. *	72,619	55,344
Far Eastern New Century Corp.	132,812	106,280
Far EasTone Telecommunications Co. Ltd.	66,024	160,143
Feng TAY Enterprise Co. Ltd.	13,814	65,456
First Financial Holding Co. Ltd.	378,876	246,064
Formosa Chemicals & Fibre Corp.	121,183	381,069
Formosa Petrochemical Corp.	55,148	194,614
Formosa Plastics Corp.	171,100	532,367

Formosa Taffeta Co. Ltd.	31,350	31,164
Foxconn Technology Co. Ltd.	38,020	120,690
Fubon Financial Holding Co. Ltd.	275,062	442,046
General Interface Solution Holding Ltd.	7,000	83,850
Giant Manufacturing Co. Ltd.	12,409	62,705
Globalwafers Co. Ltd.	6,104	48,441
Highwealth Construction Corp. *	33,772	53,715
Hiwin Technologies Corp.	8,692	77,044
Hon Hai Precision Industry Co. Ltd.	644,915	2,510,935
Hotai Motor Co. Ltd.	11,295	133,052
HTC Corp. *	27,195	61,907
Hua Nan Financial Holdings Co. Ltd.	296,913	165,777
Innolux Corp.	370,384	180,412
Inventec Corp.	103,844	82,410
Largan Precision Co. Ltd.	4,162	804,018
Lite-On Technology Corp.	87,492	129,445
MediaTek, Inc.	62,152	557,080
Mega Financial Holding Co. Ltd.	449,900	361,512
Merida Industry Co. Ltd.	8,652	37,986
Micro-Star International Co. Ltd.	27,950	63,626
Nan Ya Plastics Corp.	196,771	496,834
Nanya Technology Corp.	28,416	60,920
Nien Made Enterprise Co. Ltd.	6,057	65,128
Novatek Microelectronics Corp.	23,907	93,080
Pegatron Corp.	79,857	251,381
Phison Electronics Corp.	6,109	82,387
Pou Chen Corp.	91,392	118,559
Powertech Technology, Inc.	29,000	88,021
President Chain Store Corp.	23,642	197,807
Quanta Computer, Inc.	111,809	254,524
Realtek Semiconductor Corp.	18,794	72,862
Ruentex Development Co. Ltd. *	38,025	37,232
Ruentex Industries Ltd. *	23,360	37,580
Shin Kong Financial Holding Co. Ltd.	338,362	98,328
Siliconware Precision Industries Co. Ltd.	83,762	132,669
SinoPac Financial Holdings Co. Ltd. *	419,410	134,805
Standard Foods Corp.	24,592	62,827
Synnex Technology International Corp.	58,626	65,466
TaiMed Biologics, Inc. *	7,205	51,807
Taishin Financial Holding Co. Ltd.	390,085	173,205
Taiwan Business Bank	152,533	42,153
Taiwan Cement Corp.	137,410	158,678
Taiwan Cooperative Financial Holding Co. Ltd.	327,992	172,805
Taiwan Fertilizer Co. Ltd.	30,392	40,534
Taiwan High Speed Rail Corp.	69,823	61,543
Taiwan Mobile Co. Ltd.	66,485	237,926
Taiwan Semiconductor Manufacturing Co. Ltd.	1,018,651	7,307,662
Teco Electric and Machinery Co. Ltd.	78,676	73,517
Transcend Information, Inc.	8,017	23,908
Uni-President Enterprises Corp.	199,718	424,862
United Microelectronics Corp.	495,937	247,319
Vanguard International Semiconductor Corp.	37,277	67,318
Wistron Corp.	107,198	101,234
WPG Holdings Ltd.	64,158	83,548
Yuanta Financial Holding Co. Ltd.	421,740	183,068
Yulon Motor Co. Ltd.	35,776	30,822
Zhen Ding Technology Holding Ltd.	18,302	42,391

		24,722,673

Thailand - 2.1%
Advanced Info Service PCL, NVDR	42,700	241,116
Airports of Thailand PCL, NVDR	177,500	291,334
Bangkok Bank PCL, NVDR	10,600	58,898
Bangkok Dusit Medical Services PCL, NVDR	160,300	100,897
Bangkok Expressway & Metro PCL, NVDR	309,800	72,773
Banpu PCL, NVDR	81,300	43,092
BEC World PCL, NVDR	40,400	21,049
Berli Jucker PCL, NVDR	49,700	73,716
BTS Group Holdings PCL, NVDR	241,600	62,937
Bumrungrad Hospital PCL, NVDR	14,900	97,823
Central Pattana PCL, NVDR	55,600	120,560
Charoen Pokphand Foods PCL, NVDR	112,000	91,914
CP ALL PCL, NVDR	204,200	381,280
Delta Electronics Thailand PCL, NVDR	20,500	54,947
Electricity Generating PCL, NVDR	5,200	36,645
Energy Absolute PCL, NVDR	46,600	52,978
Glow Energy PCL, NVDR	21,000	54,231
Home Product Center PCL, NVDR	163,200	49,149
Indorama Ventures PCL, NVDR	59,497	69,880
IRPC PCL, NVDR	413,980	74,181
Kasikornbank PCL, NVDR	72,449	438,556
KCE Electronics PCL, NVDR	11,200	29,514

Krung Thai Bank PCL, NVDR	144,609	81,439
Minor International PCL, NVDR	89,500	107,141
PTT Exploration & Production PCL, NVDR	57,300	150,994
PTT Global Chemical PCL, NVDR	89,600	206,427
PTT PCL	15,200	182,647
PTT PCL, NVDR	28,698	344,843
Robinson PCL, NVDR	20,600	35,672
Siam Cement PCL	12,700	191,236
Siam Commercial Bank PCL, NVDR	72,998	330,860
Thai Oil PCL, NVDR	33,857	96,101
Thai Union Group PCL, NVDR	78,700	46,928
TMB Bank PCL, NVDR	543,700	38,643
True Corp. PCL, NVDR *	414,200	69,855

		4,400,256

Turkey - 1.2%
Akbank TAS	90,974	272,374
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,571	52,613
Arcelik AS	9,781	67,971
Aselsan Elektronik Sanayi Ve Ticaret AS	8,268	64,639
BIM Birlesik Magazalar AS	8,788	194,661
Coca-Cola Icecek AS	3,154	36,658
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT *	78,571	66,886
Eregli Demir ve Celik Fabrikalari TAS	57,892	137,790
Ford Otomotiv Sanayi AS	2,903	39,961
Haci Omer Sabanci Holding AS	37,971	116,543
KOC Holding AS	31,458	164,322
Petkim Petrokimya Holding AS	27,915	50,437
TAV Havalimanlari Holding AS	6,760	41,536
Tofas Turk Otomobil Fabrikasi AS	5,167	47,277
Tupras Turkiye Petrol Rafinerileri AS	5,183	176,038
Turk Hava Yollari AO *	22,827	64,510
Turk Telekomunikasyon AS *	21,712	45,139
Turkcell Iletisim Hizmetleri AS	36,389	139,188
Turkiye Garanti Bankasi AS	95,523	297,057
Turkiye Halk Bankasi AS	25,842	110,893
Turkiye Is Bankasi, Class C	65,127	141,244
Turkiye Sise ve Cam Fabrikalari AS	32,562	41,862
Turkiye Vakiflar Bankasi TAO, Class D	31,017	64,664
Ulker Biskuvi Sanayi AS	6,366	38,046
Yapi ve Kredi Bankasi AS *	35,954	50,595

		2,522,904

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	85,985	170,898
Aldar Properties PJSC	130,055	81,796
DAMAC Properties Dubai Co. PJSC	75,054	82,555
DP World Ltd.	6,868	157,552
Dubai Islamic Bank PJSC	51,093	84,717
DXB Entertainments PJSC *	132,323	28,281
Emaar Malls PJSC	80,725	54,067
Emaar Properties PJSC	145,074	335,737
Emirates Telecommunications Group Co. PJSC	71,927	352,497
First Abu Dhabi Bank PJSC	58,584	165,883

		1,513,983

United States - 0.3%
Yum China Holdings, Inc. *	15,854	560,597

TOTAL COMMON STOCKS
(Cost $164,346,586)		199,234,857

PREFERRED STOCKS - 4.1%
Brazil - 2.9%
Banco Bradesco SA	126,306	1,347,382
Braskem SA, Class A	7,133	86,357
Centrais Eletricas Brasileiras SA, Class B	9,376	61,149
Cia Brasileira de Distribuicao *	6,539	149,544
Cia Energetica de Minas Gerais	31,190	83,032
Cia Paranaense de Energia, Class B	4,242	38,730
Gerdau SA	37,914	142,726
Itau Unibanco Holding SA	133,589	1,712,380
Itausa - Investimentos Itau SA	163,624	530,192
Lojas Americanas SA	30,116	170,008
Petroleo Brasileiro SA *	162,155	703,152
Suzano Papel e Celulose SA, Class A	16,705	92,869
Telefonica Brasil SA	18,512	287,220
Vale SA	78,634	813,606

		6,218,347

Chile - 0.1%
Embotelladora Andina SA, Class B	10,765	50,987
Sociedad Quimica y Minera de Chile SA, Class B	3,984	187,136

		238,123

Colombia - 0.2%
Bancolombia SA	18,694	212,972

Grupo Aval Acciones y Valores SA	145,192	64,983
Grupo de Inversiones Suramericana SA	4,721	64,413

		342,368

India - 0.0%
Vedanta Ltd.7.50%, *	60,000	9,574

Russia - 0.1%
Surgutneftegas OJSC	261,442	130,710
Transneft PJSC	18	55,314

		186,024

South Korea - 0.8%
Amorepacific Corp.	371	56,426
Hyundai Motor Co.	981	83,867
Hyundai Motor Co. - 2nd Preferred	1,559	141,023
LG Chem Ltd.	320	74,636
LG Household & Health Care Ltd.	83	44,165
Samsung Electronics Co. Ltd.	732	1,223,679

		1,623,796

TOTAL PREFERRED STOCKS (Cost $6,146,427)		8,618,232

RIGHTS - 0.0%
China - 0.0%
Sisram Medical Ltd. *, expires 12/31/17(b) (Cost $0)	68	0

SECURITIES LENDING COLLATERAL - 1.4%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (c)(d)
(Cost $2,927,990)	2,927,990	2,927,990

TOTAL INVESTMENTS - 99.3% (Cost $173,421,003)		$210,781,079
Other assets and liabilities, net - 0.7%		1,502,582

NET ASSETS - 100.0%		$212,283,661

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $2,805,109, which is 1.3% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2017 the Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Information Technology	$56,198,535	27.1%
Financials	49,653,516	23.9
Consumer Discretionary	21,269,201	10.2
Materials	15,379,065	7.4
Energy	13,820,335	6.6
Consumer Staples	13,634,920	6.5
Industrials	11,351,853	5.5
Telecommunication Services	10,812,120	5.2
Real Estate	5,737,091	2.8
Utilities	5,390,836	2.6
Health Care	4,605,617	2.2

Total	$207,853,089	100.0%

At August 31, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(e)
E-mini MSCI Emerging Markets Index Futures	USD	79	$4,029,025	$4,290,490	9/15/2017	$261,465

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
Goldman Sachs & Co.	9/5/2017	AED	244,000	USD	66,422	$—	$(10)
Goldman Sachs & Co.	9/5/2017	AED	3,761,800	USD	1,024,023	—	(166)
The Bank of Nova Scotia	9/5/2017	AED	1,093,700	USD	297,718	—	(53)
Goldman Sachs & Co.	9/5/2017	CZK	5,604,100	USD	254,026	—	(1,628)
JP Morgan & Chase Co.	9/5/2017	CZK	2,843,300	USD	128,903	—	(805)
Goldman Sachs & Co.	9/5/2017	EUR	11,100	USD	13,110	—	(108)
JP Morgan & Chase Co.	9/5/2017	EUR	1,057,000	USD	1,253,408	—	(5,238)
JP Morgan & Chase Co.	9/5/2017	EUR	667,200	USD	787,995	—	(6,488)
Goldman Sachs & Co.	9/5/2017	HKD	10,648,000	USD	1,364,458	3,620	—
Goldman Sachs & Co.	9/5/2017	HKD	48,689,500	USD	6,239,564	16,942	—
JP Morgan & Chase Co.	9/5/2017	HKD	47,019,900	USD	6,025,759	16,515	—
RBC Capital Markets	9/5/2017	HKD	130,943,700	USD	16,780,662	45,778	—
The Bank of New York Mellon	9/5/2017	HKD	103,669,500	USD	13,285,085	35,903	—
Goldman Sachs & Co.	9/5/2017	HUF	2,865,900	USD	11,119	—	(43)
JP Morgan & Chase Co.	9/5/2017	HUF	101,925,900	USD	395,471	—	(1,509)
RBC Capital Markets	9/5/2017	HUF	70,025,400	USD	271,680	—	(1,054)
RBC Capital Markets	9/5/2017	HUF	3,023,000	USD	11,728	—	(46)
Goldman Sachs & Co.	9/5/2017	INR	248,661,800	USD	3,861,808	—	(25,729)
Goldman Sachs & Co.	9/5/2017	INR	64,253,000	USD	997,686	—	(6,834)
JP Morgan & Chase Co.	9/5/2017	INR	887,570,000	USD	13,790,494	—	(85,625)
Goldman Sachs & Co.	9/5/2017	KRW	128,823,000	USD	114,812	562	—

Goldman Sachs & Co.	9/5/2017	KRW	23,573,616,800	USD	21,049,752	142,829	—
JP Morgan & Chase Co.	9/5/2017	KRW	8,255,186,300	USD	7,372,084	50,741	—
RBC Capital Markets	9/5/2017	KRW	4,101,959,000	USD	3,662,463	24,526	—
Goldman Sachs & Co.	9/5/2017	PHP	59,258,900	USD	1,170,893	13,123	—
Goldman Sachs & Co.	9/5/2017	PHP	3,614,000	USD	71,437	829	—
JP Morgan & Chase Co.	9/5/2017	PHP	11,091,700	USD	219,108	2,404	—
RBC Capital Markets	9/5/2017	PHP	47,010,100	USD	928,503	10,043	—
Goldman Sachs & Co.	9/5/2017	PLN	1,381,500	USD	382,674	—	(4,604)
JP Morgan & Chase Co.	9/5/2017	PLN	2,837,800	USD	786,052	—	(9,474)
The Bank of Nova Scotia	9/5/2017	PLN	5,503,900	USD	1,524,546	—	(18,372)
Goldman Sachs & Co.	9/5/2017	RUB	11,289,000	USD	186,566	—	(7,866)
Goldman Sachs & Co.	9/5/2017	RUB	79,884,600	USD	1,318,690	—	(57,174)
JP Morgan & Chase Co.	9/5/2017	RUB	295,245,800	USD	4,872,225	—	(212,838)
Goldman Sachs & Co.	9/5/2017	THB	106,199,200	USD	3,194,297	—	(4,097)
The Bank of Nova Scotia	9/5/2017	THB	38,055,100	USD	1,144,239	—	(1,864)
Goldman Sachs & Co.	9/5/2017	TRY	135,100	USD	37,971	—	(1,091)
JP Morgan & Chase Co.	9/5/2017	TRY	5,803,100	USD	1,630,059	—	(47,845)
RBC Capital Markets	9/5/2017	TRY	2,301,700	USD	646,519	—	(18,993)
RBC Capital Markets	9/5/2017	TRY	468,000	USD	131,452	—	(3,865)
Goldman Sachs & Co.	9/5/2017	TWD	260,547,200	USD	8,627,391	—	(7,770)
JP Morgan & Chase Co.	9/5/2017	TWD	122,636,400	USD	4,063,499	—	(966)
RBC Capital Markets	9/5/2017	TWD	72,745,300	USD	2,413,580	2,626	—
The Bank of Nova Scotia	9/5/2017	TWD	310,168,700	USD	10,277,123	—	(2,613)
Goldman Sachs & Co.	9/5/2017	USD	1,090,577	AED	4,005,800	43	—
The Bank of Nova Scotia	9/5/2017	USD	297,759	AED	1,093,700	12	—
Goldman Sachs & Co.	9/5/2017	USD	255,096	CZK	5,604,100	558	—
JP Morgan & Chase Co.	9/5/2017	USD	129,426	CZK	2,843,300	283	—
Goldman Sachs & Co.	9/5/2017	USD	13,197	EUR	11,100	21	—
JP Morgan & Chase Co.	9/5/2017	USD	2,049,901	EUR	1,724,200	3,228	—
Goldman Sachs & Co.	9/5/2017	USD	7,581,662	HKD	59,337,500	1,797	—
JP Morgan & Chase Co.	9/5/2017	USD	6,007,820	HKD	47,019,900	1,424	—
RBC Capital Markets	9/5/2017	USD	16,730,919	HKD	130,943,700	3,965	—
The Bank of New York Mellon	9/5/2017	USD	13,246,044	HKD	103,669,500	3,139	—
Goldman Sachs & Co.	9/5/2017	USD	11,151	HUF	2,865,900	11	—
JP Morgan & Chase Co.	9/5/2017	USD	396,582	HUF	101,925,900	398	—

RBC Capital Markets	9/5/2017	USD	284,223	HUF	73,048,400	285	—
Goldman Sachs & Co.	9/5/2017	USD	4,893,882	INR	312,914,800	—	(1,825)
JP Morgan & Chase Co.	9/5/2017	USD	13,883,466	INR	887,570,000	—	(7,347)
Goldman Sachs & Co.	9/5/2017	USD	491,986	KRW	551,959,000	—	(2,466)
Goldman Sachs & Co.	9/5/2017	USD	20,532,577	KRW	23,150,480,800	—	(925)
JP Morgan & Chase Co.	9/5/2017	USD	7,326,677	KRW	8,255,186,300	—	(5,333)
RBC Capital Markets	9/5/2017	USD	3,641,331	KRW	4,101,959,000	—	(3,394)
Goldman Sachs & Co.	9/5/2017	USD	1,228,466	PHP	62,872,900	—	(88)
JP Morgan & Chase Co.	9/5/2017	USD	216,698	PHP	11,091,700	6	—
RBC Capital Markets	9/5/2017	USD	917,628	PHP	47,010,100	831	—
Goldman Sachs & Co.	9/5/2017	USD	386,607	PLN	1,381,500	672	—
JP Morgan & Chase Co.	9/5/2017	USD	794,146	PLN	2,837,800	1,380	—
The Bank of Nova Scotia	9/5/2017	USD	1,540,242	PLN	5,503,900	2,676	—
Goldman Sachs & Co.	9/5/2017	USD	1,568,767	RUB	91,173,600	1,530	—
JP Morgan & Chase Co.	9/5/2017	USD	5,077,096	RUB	295,245,800	7,966	—
Goldman Sachs & Co.	9/5/2017	USD	3,198,289	THB	106,199,200	104	—
The Bank of Nova Scotia	9/5/2017	USD	1,146,272	THB	38,055,100	—	(170)
Goldman Sachs & Co.	9/5/2017	USD	39,131	TRY	135,100	—	(68)
JP Morgan & Chase Co.	9/5/2017	USD	1,680,816	TRY	5,803,100	—	(2,912)
RBC Capital Markets	9/5/2017	USD	802,219	TRY	2,769,700	—	(1,390)
Goldman Sachs & Co.	9/5/2017	USD	185,915	TWD	5,610,000	13	—
Goldman Sachs & Co.	9/5/2017	USD	8,452,825	TWD	254,937,200	—	(3,594)
JP Morgan & Chase Co.	9/5/2017	USD	4,068,217	TWD	122,636,400	—	(3,752)
RBC Capital Markets	9/5/2017	USD	2,412,779	TWD	72,745,300	—	(1,825)
The Bank of Nova Scotia	9/5/2017	USD	10,287,519	TWD	310,168,700	—	(7,783)
Goldman Sachs & Co.	9/5/2017	USD	1,980,196	ZAR	25,737,600	—	(3,323)
Goldman Sachs & Co.	9/5/2017	USD	192,573	ZAR	2,558,000	3,904	—
JP Morgan & Chase Co.	9/5/2017	USD	10,828,752	ZAR	140,746,700	—	(18,171)
RBC Capital Markets	9/5/2017	USD	1,276,684	ZAR	16,593,700	—	(2,142)
Goldman Sachs & Co.	9/5/2017	ZAR	13,172,600	USD	993,008	—	(18,763)
Goldman Sachs & Co.	9/5/2017	ZAR	14,566,000	USD	1,097,805	—	(20,991)
Goldman Sachs & Co.	9/5/2017	ZAR	557,000	USD	41,998	—	(785)
JP Morgan & Chase Co.	9/5/2017	ZAR	140,746,700	USD	10,608,785	—	(201,796)
RBC Capital Markets	9/5/2017	ZAR	16,593,700	USD	1,251,321	—	(23,221)
Goldman Sachs & Co.	9/6/2017	BRL	6,547,900	USD	2,081,805	3,627	—

Goldman Sachs & Co.	9/6/2017	BRL	1,964,000	USD	622,484	—	(852)
The Bank of Nova Scotia	9/6/2017	BRL	36,723,900	USD	11,675,060	19,598	—
Goldman Sachs & Co.	9/6/2017	CLP	133,461,000	USD	204,391	—	(9,036)
Goldman Sachs & Co.	9/6/2017	CLP	1,039,005,100	USD	1,594,544	—	(66,999)
RBC Capital Markets	9/6/2017	CLP	462,074,400	USD	709,173	—	(29,761)
Goldman Sachs & Co.	9/6/2017	COP	2,745,667,600	USD	910,869	—	(19,270)
Goldman Sachs & Co.	9/6/2017	EGP	4,674,800	USD	258,062	—	(6,527)
Goldman Sachs & Co.	9/6/2017	IDR	40,611,227,000	USD	3,036,808	—	(5,420)
JP Morgan & Chase Co.	9/6/2017	IDR	14,877,311,300	USD	1,112,822	—	(1,653)
RBC Capital Markets	9/6/2017	IDR	9,806,075,400	USD	733,055	—	(1,528)
Goldman Sachs & Co.	9/6/2017	MXN	15,876,000	USD	884,647	—	(2,450)
Goldman Sachs & Co.	9/6/2017	MXN	5,117,000	USD	285,065	—	(856)
JP Morgan & Chase Co.	9/6/2017	MXN	14,653,500	USD	816,397	—	(2,390)
RBC Capital Markets	9/6/2017	MXN	27,985,900	USD	1,559,145	—	(4,612)
The Bank of New York Mellon	9/6/2017	MXN	72,505,700	USD	4,039,440	—	(11,932)
Goldman Sachs & Co.	9/6/2017	MYR	1,413,500	USD	329,718	—	(1,193)
RBC Capital Markets	9/6/2017	MYR	5,992,400	USD	1,398,297	—	(4,570)
The Bank of New York Mellon	9/6/2017	MYR	13,042,000	USD	3,042,363	—	(10,870)
Goldman Sachs & Co.	9/6/2017	QAR	4,843,700	USD	1,329,682	—	(467)
Goldman Sachs & Co.	9/6/2017	QAR	295,000	USD	80,349	—	(663)
Goldman Sachs & Co.	9/6/2017	USD	2,587,706	BRL	8,143,900	—	(2,989)
Goldman Sachs & Co.	9/6/2017	USD	117,257	BRL	368,000	—	(461)
The Bank of Nova Scotia	9/6/2017	USD	11,671,535	BRL	36,723,900	—	(16,073)
Goldman Sachs & Co.	9/6/2017	USD	1,865,677	CLP	1,172,466,100	9,293	—
RBC Capital Markets	9/6/2017	USD	735,257	CLP	462,074,400	3,678	—
Goldman Sachs & Co.	9/6/2017	USD	932,380	COP	2,745,667,600	—	(2,241)
Goldman Sachs & Co.	9/6/2017	USD	264,711	EGP	4,674,800	—	(121)
Goldman Sachs & Co.	9/6/2017	USD	3,044,320	IDR	40,611,227,000	—	(2,092)
JP Morgan & Chase Co.	9/6/2017	USD	1,116,077	IDR	14,877,311,300	—	(1,603)
RBC Capital Markets	9/6/2017	USD	671,310	IDR	8,968,695,400	544	—
RBC Capital Markets	9/6/2017	USD	62,727	IDR	837,380,000	2	—
Goldman Sachs & Co.	9/6/2017	USD	1,177,686	MXN	20,993,000	—	(4,669)
JP Morgan & Chase Co.	9/6/2017	USD	822,050	MXN	14,653,500	—	(3,263)
RBC Capital Markets	9/6/2017	USD	1,570,006	MXN	27,985,900	—	(6,249)
The Bank of New York Mellon	9/6/2017	USD	4,068,154	MXN	72,505,700	—	(16,783)

Goldman Sachs & Co.	9/6/2017	USD	331,030	MYR	1,413,500	—	(119)
RBC Capital Markets	9/6/2017	USD	1,403,044	MYR	5,992,400	—	(177)
The Bank of New York Mellon	9/6/2017	USD	7,950	MYR	34,000	10	—
The Bank of New York Mellon	9/6/2017	USD	3,046,370	MYR	13,008,000	—	(1,098)
Goldman Sachs & Co.	9/6/2017	USD	1,411,246	QAR	5,138,700	—	(85)
Goldman Sachs & Co.	10/4/2017	AED	4,005,800	USD	1,090,429	—	(103)
The Bank of Nova Scotia	10/4/2017	AED	1,093,700	USD	297,711	—	(36)
Goldman Sachs & Co.	10/4/2017	BRL	3,381,000	USD	1,069,700	1,260	—
Goldman Sachs & Co.	10/4/2017	BRL	8,143,900	USD	2,577,061	3,483	—
The Bank of Nova Scotia	10/4/2017	BRL	36,723,900	USD	11,619,833	14,602	—
Goldman Sachs & Co.	10/4/2017	CLP	1,172,466,100	USD	1,864,135	—	(9,428)
RBC Capital Markets	10/4/2017	CLP	462,074,400	USD	734,820	—	(3,560)
Goldman Sachs & Co.	10/4/2017	COP	2,745,667,600	USD	928,517	2,077	—
Goldman Sachs & Co.	10/4/2017	CZK	5,604,100	USD	255,680	—	(611)
JP Morgan & Chase Co.	10/4/2017	CZK	2,843,300	USD	129,754	—	(278)
Goldman Sachs & Co.	10/4/2017	EGP	4,674,800	USD	262,777	—	(1,129)
Goldman Sachs & Co.	10/4/2017	EUR	11,100	USD	13,217	—	(22)
JP Morgan & Chase Co.	10/4/2017	EUR	1,724,200	USD	2,053,068	—	(3,307)
JP Morgan & Chase Co.	10/4/2017	EUR	668,000	USD	796,682	—	(12)
Goldman Sachs & Co.	10/4/2017	HKD	18,606,000	USD	2,379,216	—	(702)
Goldman Sachs & Co.	10/4/2017	HKD	59,337,500	USD	7,587,731	—	(2,204)
JP Morgan & Chase Co.	10/4/2017	HKD	47,019,900	USD	6,012,821	—	(1,555)
RBC Capital Markets	10/4/2017	HKD	130,943,700	USD	16,744,815	—	(4,362)
The Bank of New York Mellon	10/4/2017	HKD	103,669,500	USD	13,256,834	—	(3,665)
Goldman Sachs & Co.	10/4/2017	HUF	13,388,000	USD	52,167	—	(50)
Goldman Sachs & Co.	10/4/2017	HUF	2,865,900	USD	11,167	—	(11)
JP Morgan & Chase Co.	10/4/2017	HUF	101,925,900	USD	397,133	—	(406)
RBC Capital Markets	10/4/2017	HUF	73,048,400	USD	284,613	—	(296)
Goldman Sachs & Co.	10/4/2017	IDR	40,611,227,000	USD	3,031,820	—	(2,773)
JP Morgan & Chase Co.	10/4/2017	IDR	14,877,311,300	USD	1,112,988	1,311	—
RBC Capital Markets	10/4/2017	IDR	8,968,695,400	USD	669,056	—	(1,112)
Goldman Sachs & Co.	10/4/2017	MXN	20,993,000	USD	1,172,318	4,631	—
JP Morgan & Chase Co.	10/4/2017	MXN	14,653,500	USD	818,331	3,263	—
RBC Capital Markets	10/4/2017	MXN	27,985,900	USD	1,562,859	6,207	—
The Bank of New York Mellon	10/4/2017	MXN	72,505,700	USD	4,049,410	16,446	—

Goldman Sachs & Co.	10/4/2017	MYR	1,413,500	USD	331,186	649	—
RBC Capital Markets	10/4/2017	MYR	5,992,400	USD	1,403,109	1,831	—
The Bank of New York Mellon	10/4/2017	MYR	13,008,000	USD	3,044,944	3,118	—
Goldman Sachs & Co.	10/4/2017	PHP	62,872,900	USD	1,223,684	—	(2,790)
JP Morgan & Chase Co.	10/4/2017	PHP	11,091,700	USD	215,813	—	(555)
RBC Capital Markets	10/4/2017	PHP	47,010,100	USD	913,172	—	(3,863)
Goldman Sachs & Co.	10/4/2017	PLN	717,000	USD	200,670	—	(358)
Goldman Sachs & Co.	10/4/2017	PLN	1,381,500	USD	386,682	—	(654)
JP Morgan & Chase Co.	10/4/2017	PLN	2,837,800	USD	794,143	—	(1,502)
The Bank of Nova Scotia	10/4/2017	PLN	5,503,900	USD	1,540,436	—	(2,712)
Goldman Sachs & Co.	10/4/2017	QAR	5,138,700	USD	1,410,084	—	(684)
Goldman Sachs & Co.	10/4/2017	RUB	11,644,000	USD	199,268	—	(162)
Goldman Sachs & Co.	10/4/2017	RUB	91,173,600	USD	1,559,219	—	(2,336)
JP Morgan & Chase Co.	10/4/2017	RUB	295,245,800	USD	5,050,172	—	(6,583)
Goldman Sachs & Co.	10/4/2017	THB	6,030,000	USD	181,588	—	(52)
Goldman Sachs & Co.	10/4/2017	THB	106,199,200	USD	3,197,808	—	(1,211)
The Bank of Nova Scotia	10/4/2017	THB	38,055,100	USD	1,145,927	—	(399)
Goldman Sachs & Co.	10/4/2017	TRY	135,100	USD	38,812	76	—
Goldman Sachs & Co.	10/4/2017	TRY	255,000	USD	73,240	126	—
JP Morgan & Chase Co.	10/4/2017	TRY	5,803,100	USD	1,666,867	2,974	—
RBC Capital Markets	10/4/2017	TRY	2,769,700	USD	795,494	1,353	—
Goldman Sachs & Co.	10/4/2017	USD	2,066,038	EUR	1,735,000	3,218	—
Goldman Sachs & Co.	10/4/2017	USD	31,242	PHP	1,605,000	67	—
Goldman Sachs & Co.	10/4/2017	USD	112,500	QAR	414,000	1,159	—
Goldman Sachs & Co.	10/4/2017	ZAR	3,652,000	USD	279,631	450	—
Goldman Sachs & Co.	10/4/2017	ZAR	25,737,600	USD	1,970,674	3,138	—
JP Morgan & Chase Co.	10/4/2017	ZAR	140,746,700	USD	10,777,672	18,149	—
RBC Capital Markets	10/4/2017	ZAR	16,593,700	USD	1,270,575	2,053	—
Goldman Sachs & Co.	10/5/2017	INR	312,914,800	USD	4,878,622	4,028	—
JP Morgan & Chase Co.	10/5/2017	INR	887,570,000	USD	13,843,946	17,360	—
Goldman Sachs & Co.	10/5/2017	TWD	4,956,000	USD	164,629	170	—
Goldman Sachs & Co.	10/5/2017	TWD	254,937,200	USD	8,464,050	4,257	—
JP Morgan & Chase Co.	10/5/2017	TWD	122,636,400	USD	4,075,924	6,378	—
RBC Capital Markets	10/5/2017	TWD	72,745,300	USD	2,416,787	2,820	—
The Bank of Nova Scotia	10/5/2017	TWD	310,168,700	USD	10,307,005	14,419	—

Goldman Sachs & Co.	10/5/2017	USD	188,533	INR	12,088,000	—	(225)
Goldman Sachs & Co.	10/12/2017	KRW	23,150,480,800	USD	20,533,488	—	(4,901)
JP Morgan & Chase Co.	10/12/2017	KRW	8,255,186,300	USD	7,328,303	4,557	—
RBC Capital Markets	10/12/2017	KRW	4,101,959,000	USD	3,641,783	2,652	—
Goldman Sachs & Co.	10/12/2017	USD	365,548	KRW	412,108,000	61	—

Total unrealized appreciation (depreciation)						$585,782	$(1,170,513)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$199,234,840	$—	$17	$199,234,857
Preferred Stocks (g)	8,618,232	—	—	8,618,232
Rights	0	—	—	0
Short-Term Investments	2,927,990	—	—	2,927,990
Derivatives (h)
Forward Foreign Currency Exchange Contracts	—	585,782	—	585,782
Futures Contracts	261,465	—	—	261,465

TOTAL	$211,042,527	$585,782	$17	$211,628,326

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(1,170,513)	$—	$(1,170,513)

TOTAL	$—	$(1,170,513)	$—	$(1,170,513)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

During the period ended August 31, 2017, the amount of transfers between Level 3 and Level 1 was $ 442,356. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.2%
Australia - 0.4%
BHP Billiton PLC	552,667	$10,551,799

Austria - 0.4%
ANDRITZ AG	18,597	1,011,963
Erste Group Bank AG *	79,444	3,356,902
OMV AG	38,930	2,237,958
Raiffeisen Bank International AG *	39,910	1,309,397
voestalpine AG	29,697	1,541,025

		9,457,245

Belgium - 1.8%
Ageas	51,420	2,387,912
Anheuser-Busch InBev SA/NV	198,718	23,542,791
Colruyt SA	14,919	828,962
Groupe Bruxelles Lambert SA	20,450	2,081,712
KBC Group NV	65,316	5,367,448
Proximus SADP	39,360	1,387,641
Solvay SA	19,368	2,809,446
Telenet Group Holding NV *	14,248	964,600
UCB SA	33,780	2,327,950
Umicore SA	25,106	1,875,433

		43,573,895

Chile - 0.1%
Antofagasta PLC	104,009	1,392,005

Denmark - 2.9%
A.P. Moller - Maersk A/S, Class A	917	1,795,147
A.P. Moller - Maersk A/S, Class B	1,694	3,492,476
Carlsberg A/S, Class B	28,282	3,245,887
Chr Hansen Holding A/S	26,303	2,263,018
Coloplast A/S, Class B	31,422	2,572,667
Danske Bank A/S	196,390	7,632,595
DONG Energy A/S, 144A	44,000	2,290,379
DSV A/S	50,210	3,560,394
Genmab A/S *	14,845	3,464,511
H Lundbeck A/S	18,782	1,196,244
ISS A/S	44,324	1,724,758
Novo Nordisk A/S, Class B	487,859	23,270,984
Novozymes A/S, Class B	61,765	3,141,959
Pandora A/S	28,664	3,046,555
TDC A/S	212,665	1,267,000
Tryg A/S	28,920	668,451
Vestas Wind Systems A/S	56,478	5,143,938
William Demant Holding A/S *	33,236	879,399

		70,656,362

Finland - 1.5%
Elisa OYJ	37,116	1,621,577
Fortum OYJ	115,359	2,070,919
Kone OYJ, Class B	87,881	4,768,477
Metso OYJ	30,294	1,004,006
Neste OYJ	34,191	1,507,624
Nokia OYJ	1,522,387	9,433,138
Nokian Renkaat OYJ	30,070	1,271,143
Orion OYJ, Class B	27,335	1,294,477
Sampo OYJ, Class A	116,248	6,136,088
Stora Enso OYJ, Class R	145,444	1,911,504
UPM-Kymmene OYJ	138,374	3,600,933
Wartsila OYJ Abp (a)	39,295	2,710,823

		37,330,709

France - 15.7%
Accor SA	47,963	2,221,091
Aeroports de Paris	8,115	1,447,624
Air Liquide SA	101,913	12,441,582
Airbus SE	151,787	12,758,839
Alstom SA	41,194	1,465,049
Arkema SA	18,373	1,996,485
Atos SE	24,193	3,732,545
AXA SA	507,468	14,725,283
BNP Paribas SA	293,393	22,321,786
Bollore SA	234,992	1,091,568
Bouygues SA	56,962	2,583,233
Bureau Veritas SA	72,419	1,722,066
Capgemini SE	42,182	4,676,567
Carrefour SA	148,910	3,002,947
Casino Guichard Perrachon SA	14,652	833,138
Cie de Saint-Gobain	131,487	7,212,047
Cie Generale des Etablissements Michelin	44,939	6,125,468
CNP Assurances	46,235	1,073,287
Credit Agricole SA	298,759	5,267,280
Danone SA	154,693	12,181,784
Dassault Aviation SA	652	996,061
Dassault Systemes SE	34,427	3,391,389
Edenred	59,031	1,596,610
Eiffage SA	17,181	1,775,328
Electricite de France SA	143,902	1,524,640
Engie SA	447,922	7,475,853
Essilor International SA	54,507	6,881,345
Eurazeo SA	11,852	980,447
Eutelsat Communications SA	46,384	1,348,141
Fonciere Des Regions REIT	9,123	902,178
Gecina SA REIT	12,760	1,988,386
Groupe Eurotunnel SE	125,038	1,490,745
Hermes International	7,932	4,195,361
ICADE REIT	8,949	795,377
Iliad SA	7,143	1,844,806
Imerys SA	9,468	832,939

Ingenico Group SA	15,304	1,519,432
Ipsen SA	9,252	1,242,933
JCDecaux SA	19,497	638,395
Kering	19,805	7,433,771
Klepierre SA REIT	59,316	2,390,237
Lagardere SCA	31,623	1,016,053
Legrand SA	70,550	4,945,101
L’Oreal SA	66,142	13,964,291
LVMH Moet Hennessy Louis Vuitton SE	72,931	19,122,227
Natixis SA	253,170	1,901,141
Orange SA	523,904	8,903,038
Pernod Ricard SA	55,791	7,624,588
Peugeot SA	128,657	2,716,283
Publicis Groupe SA	52,116	3,517,746
Remy Cointreau SA	6,277	716,831
Renault SA	46,533	4,118,626
Rexel SA	80,670	1,205,219
Safran SA	82,107	7,974,941
Sanofi	296,953	28,867,386
Schneider Electric SE *	147,477	11,890,928
SCOR SE	45,755	1,917,307
SEB SA	5,902	1,072,171
Societe BIC SA	7,574	910,211
Societe Generale SA	200,592	11,230,497
Sodexo SA	24,896	2,905,353
Suez	91,561	1,736,893
Thales SA	28,491	3,154,286
TOTAL SA	617,204	31,921,178
Unibail-Rodamco SE REIT	26,048	6,621,926
Valeo SA	62,743	4,196,212
Veolia Environnement SA	127,936	3,001,855
Vinci SA	131,667	12,124,048
Vivendi SA	269,990	6,195,159
Wendel SA	7,643	1,211,478
Zodiac Aerospace	54,434	1,574,984

		378,382,000

Germany - 13.7%
adidas AG	49,071	11,014,425
Allianz SE	119,322	25,532,880
Axel Springer SE	12,828	794,095
BASF SE	239,632	23,212,371
Bayer AG	216,110	27,656,276
Bayerische Motoren Werke AG	86,193	8,003,445
Beiersdorf AG	26,825	2,863,820
Brenntag AG	40,972	2,171,220
Commerzbank AG *	277,271	3,446,000
Continental AG	28,614	6,456,732
Covestro AG, 144A	29,709	2,334,577
Daimler AG	251,025	18,297,494
Deutsche Bank AG (b)	540,232	8,662,800
Deutsche Boerse AG	50,371	5,384,172
Deutsche Lufthansa AG	63,808	1,600,479
Deutsche Post AG	254,447	10,554,755
Deutsche Telekom AG	855,316	15,436,050
Deutsche Wohnen SE	93,119	3,955,246
E.ON SE	575,295	6,502,733
Evonik Industries AG	42,588	1,380,528
Fraport AG Frankfurt Airport Services Worldwide	10,916	1,077,150
Fresenius Medical Care AG & Co. KGaA	56,332	5,264,234
Fresenius SE & Co. KGaA	108,644	9,194,426
GEA Group AG	48,417	2,132,603
Hannover Rueck SE	15,922	1,929,549
HeidelbergCement AG	38,556	3,701,747
Henkel AG & Co. KGaA	27,056	3,275,631
HOCHTIEF AG	5,240	923,528
HUGO BOSS AG	16,400	1,388,305
Infineon Technologies AG	296,182	6,829,653
Innogy SE, 144A	37,082	1,634,438
K+S AG (a)	50,143	1,195,046
KION Group AG	18,540	1,691,073
LANXESS AG	24,195	1,804,501
Linde AG	48,499	9,298,307
MAN SE	8,977	1,007,858
Merck KGaA	33,822	3,714,695
METRO AG *	46,860	915,980
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,603	8,381,420
OSRAM Licht AG	22,151	1,818,976
ProSiebenSat.1 Media SE	62,100	2,083,257
RWE AG *	138,960	3,466,473
SAP SE	256,695	26,921,775
Siemens AG	199,764	26,111,387
Symrise AG	32,788	2,396,590
Telefonica Deutschland Holding AG	201,425	1,090,067
thyssenkrupp AG	97,041	2,910,005
TUI AG	117,658	1,990,026
United Internet AG	32,681	1,939,415
Volkswagen AG	8,336	1,286,591
Vonovia SE	121,537	5,136,986
Zalando SE, 144A*	29,029	1,374,871

		329,146,661

Ireland - 0.9%
AerCap Holdings NV *	39,661	1,994,948
Bank of Ireland Group PLC *	256,466	2,137,166

CRH PLC	219,023	7,648,675
DCC PLC	23,920	2,179,072
Kerry Group PLC, Class A	43,626	4,062,834
Paddy Power Betfair PLC	22,296	1,958,551
Ryanair Holdings PLC *	26,745	568,477

		20,549,723

Italy - 3.3%
Assicurazioni Generali SpA	326,113	5,838,836
Atlantia SpA	118,183	3,798,649
Enel SpA	2,131,866	12,905,096
Eni SpA	665,594	10,435,314
Ferrari NV	32,060	3,667,729
Intesa Sanpaolo SpA	3,315,289	11,192,781
Intesa Sanpaolo SpA-RSP	248,182	784,118
Leonardo SpA	108,343	1,832,759
Luxottica Group SpA	44,670	2,571,123
Mediobanca SpA	151,796	1,557,679
Poste Italiane SpA, 144A	139,728	1,015,499
Prysmian SpA	55,022	1,730,532
Recordati SpA	26,700	1,143,623
Saipem SpA *	154,531	573,591
Snam SpA	605,504	2,948,158
Telecom Italia SpA *	3,083,971	2,953,566
Telecom Italia SpA-RSP	1,539,168	1,195,575
Terna Rete Elettrica Nazionale SpA	377,847	2,231,043
UniCredit SpA *	523,032	10,640,957
UnipolSai Assicurazioni SpA	259,482	589,072

		79,605,700

Jersey Island - 0.1%
Randgold Resources Ltd.	25,107	2,568,034

Jordan - 0.0%
Hikma Pharmaceuticals PLC (a)	37,276	603,480

Luxembourg - 0.5%
ArcelorMittal *	172,996	4,621,355
Eurofins Scientific SE	2,923	1,670,594
Millicom International Cellular SA SDR	18,025	1,124,500
RTL Group SA	9,698	735,991
SES SA	98,312	2,247,663
Tenaris SA	125,323	1,675,409

		12,075,512

Mexico - 0.1%
Fresnillo PLC	58,212	1,216,420

Netherlands - 6.8%
ABN AMRO Group NV, 144A	99,831	2,797,578
Aegon NV	469,776	2,682,134
Akzo Nobel NV	65,670	6,003,971
Altice NV, Class A *	125,037	2,883,225
Altice NV, Class B *	24,910	576,030
ASML Holding NV	97,356	15,124,590
Boskalis Westminster	24,126	788,385
EXOR NV	28,617	1,836,214
Gemalto NV	21,422	1,157,653
Heineken Holding NV	26,804	2,646,513
Heineken NV	59,789	6,272,713
ING Groep NV	1,011,966	17,949,922
Koninklijke Ahold Delhaize NV	333,979	6,003,527
Koninklijke DSM NV (a)	47,504	3,603,998
Koninklijke KPN NV	898,362	3,177,345
Koninklijke Philips NV	242,237	9,164,415
Koninklijke Vopak NV	18,207	770,636
NN Group NV	82,238	3,263,498
NXP Semiconductors NV *	90,265	10,196,334
QIAGEN NV *	58,412	1,874,355
Randstad Holding NV	31,495	1,841,101
Royal Dutch Shell PLC, Class A	1,171,393	32,218,079
Royal Dutch Shell PLC, Class B	977,891	27,319,594
Wolters Kluwer NV	78,387	3,424,217

		163,576,027

Norway - 1.0%
DNB ASA	255,334	4,986,253
Gjensidige Forsikring ASA	53,195	931,159
Marine Harvest ASA *	101,399	2,014,139
Norsk Hydro ASA	355,292	2,564,640
Orkla ASA	215,526	2,212,781
Schibsted ASA, Class A	20,435	496,523
Schibsted ASA, Class B	21,830	500,872
Statoil ASA	300,161	5,687,542
Telenor ASA	194,782	3,944,373
Yara International ASA	46,889	1,917,759

		25,256,041

Portugal - 0.2%
EDP - Energias de Portugal SA	620,351	2,381,648
Galp Energia SGPS SA	130,913	2,167,805
Jeronimo Martins SGPS SA	67,580	1,348,350

		5,897,803

South Africa - 0.2%
Investec PLC	174,974	1,334,919
Mediclinic International PLC	96,959	958,507
Mondi PLC	96,601	2,639,433

		4,932,859

Spain - 5.3%
Abertis Infraestructuras SA	181,745	3,678,085
ACS Actividades de Construccion y Servicios SA	64,113	2,424,024
Aena SA, 144A	17,673	3,451,413
Amadeus IT Group SA	114,520	7,098,708

Banco Bilbao Vizcaya Argentaria SA	1,745,793	15,424,961
Banco de Sabadell SA	1,406,804	3,093,220
Banco Santander SA	4,197,801	27,280,060
Bankia SA	264,568	1,287,849
Bankinter SA	177,228	1,689,955
CaixaBank SA	936,825	4,837,917
Distribuidora Internacional de Alimentacion SA	167,756	1,061,631
Enagas SA	60,851	1,793,251
Endesa SA	84,776	2,045,172
Ferrovial SA	129,046	2,941,103
Gas Natural SDG SA	91,756	2,230,492
Grifols SA	79,392	2,244,661
Iberdrola SA (a)	1,502,129	12,268,883
Industria de Diseno Textil SA	284,590	10,812,469
Mapfre SA	286,558	1,014,186
Red Electrica Corp. SA	113,412	2,546,984
Repsol SA	321,350	5,520,202
Siemens Gamesa Renewable Energy SA	62,077	927,068
Telefonica SA	1,182,415	12,751,479

		128,423,773

Sweden - 4.4%
Alfa Laval AB	77,332	1,751,850
Assa Abloy AB, Class B	261,815	5,660,865
Atlas Copco AB, Class A	175,946	6,895,458
Atlas Copco AB, Class B	102,872	3,671,711
Boliden AB	72,494	2,536,366
Electrolux AB, Series B	63,671	2,315,018
Essity AB, Class B *	159,016	4,414,804
Getinge AB, Class B (a)	52,560	976,353
Hennes & Mauritz AB, Class B	247,420	6,258,871
Hexagon AB, Class B	67,441	3,309,347
Husqvarna AB, Class B	111,536	1,125,081
ICA Gruppen AB (a)	21,753	867,300
Industrivarden AB, Class C	43,513	1,030,632
Investor AB, Class B	118,619	5,547,471
Kinnevik AB, Class B	61,747	1,858,063
L E Lundbergforetagen AB, Class B	10,166	787,487
Lundin Petroleum AB *	48,218	1,034,662
Nordea Bank AB	793,239	10,672,026
Sandvik AB	295,111	4,876,579
Securitas AB, Class B	81,421	1,338,273
Skandinaviska Enskilda Banken AB, Class A	395,775	5,150,318
Skanska AB, Class B	89,975	2,032,598
SKF AB, Class B	100,230	2,003,149
Svenska Handelsbanken AB, Class A	398,114	5,952,357
Swedbank AB, Class A	235,717	6,372,213
Swedish Match AB	49,783	1,774,977
Tele2 AB, Class B	97,293	1,132,631
Telefonaktiebolaget LM Ericsson, Class B	801,076	4,695,102
Telia Co. AB	685,353	3,269,028
Volvo AB, Class B	406,268	6,938,372

		106,248,962

Switzerland - 13.6%
ABB Ltd.	520,472	12,049,094
Adecco Group AG	42,871	3,107,080
Baloise Holding AG	13,216	2,104,472
Barry Callebaut AG *	637	916,690
Chocoladefabriken Lindt & Spruengli AG	30	2,086,970
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	294	1,686,219
Cie Financiere Richemont SA	136,171	12,176,509
Coca-Cola HBC AG *	48,669	1,663,962
Credit Suisse Group AG *	635,371	9,342,230
Dufry AG *	9,321	1,436,617
EMS-Chemie Holding AG	2,205	1,507,250
Ferguson PLC	66,095	3,934,043
Geberit AG	9,601	4,386,254
Givaudan SA	2,410	4,925,804
Glencore PLC *	3,200,607	14,878,556
Julius Baer Group Ltd. *	58,065	3,245,512
Kuehne + Nagel International AG	14,449	2,617,229
LafargeHolcim Ltd. *	118,522	6,964,612
Lonza Group AG *	19,560	4,952,467
Nestle SA	812,882	68,958,706
Novartis AG	583,383	49,216,002
Pargesa Holding SA	10,201	826,547
Partners Group Holding AG	4,492	2,913,628
Roche Holding AG	183,505	46,596,243
Schindler Holding AG	5,060	1,063,236
Schindler Holding AG Participation Certificates	11,044	2,365,543
SGS SA	1,417	3,166,621
Sika AG	566	4,013,557
Sonova Holding AG	14,110	2,385,141
STMicroelectronics NV	171,839	2,977,449
Straumann Holding AG	2,505	1,605,217
Swatch Group AG - Bearer	8,360	3,337,200
Swatch Group AG - Registered	13,495	1,046,304
Swiss Life Holding AG *	8,471	3,031,698

Swiss Prime Site AG *	18,610	1,684,497
Swiss Re AG	84,386	7,642,655
Swisscom AG	6,829	3,443,875
UBS Group AG *	955,069	15,736,055
Vifor Pharma AG	12,836	1,297,052
Zurich Insurance Group AG	39,643	11,860,448

		329,149,244

United Kingdom - 23.7%
3i Group PLC	261,404	3,277,099
Admiral Group PLC	53,197	1,328,308
Anglo American PLC	348,508	6,320,408
Ashtead Group PLC	131,846	2,835,233
Associated British Foods PLC	92,959	3,993,196
AstraZeneca PLC	330,753	19,421,592
Auto Trader Group PLC, 144A	260,758	1,191,609
Aviva PLC	1,062,704	7,180,061
Babcock International Group PLC	66,629	700,029
BAE Systems PLC	832,030	6,536,041
Barclays PLC	4,433,090	10,954,606
Barratt Developments PLC	267,362	2,159,045
Berkeley Group Holdings PLC	34,793	1,683,097
BP PLC	5,112,123	29,426,404
British American Tobacco PLC	601,148	37,553,288
British Land Co. PLC REIT	260,638	2,060,932
BT Group PLC	2,213,004	8,371,665
Bunzl PLC	88,960	2,657,274
Burberry Group PLC	117,738	2,735,862
Capita PLC	177,459	1,488,119
Centrica PLC	1,434,793	3,708,784
CNH Industrial NV	271,298	3,077,867
Cobham PLC	629,011	1,116,756
Coca-Cola European Partners PLC	57,855	2,477,375
Compass Group PLC	414,021	8,844,269
ConvaTec Group PLC, 144A*	357,441	1,326,064
Croda International PLC	35,154	1,746,472
Diageo PLC	658,060	22,056,166
Direct Line Insurance Group PLC	368,294	1,810,181
Dixons Carphone PLC	257,785	578,011
easyJet PLC	45,300	700,582
Experian PLC	247,010	4,963,581
Fiat Chrysler Automobiles NV *	279,356	4,206,868
G4S PLC	414,477	1,519,438
GKN PLC	457,086	1,884,872
GlaxoSmithKline PLC	1,284,587	25,472,808
Hammerson PLC REIT	209,771	1,521,731
Hargreaves Lansdown PLC	69,046	1,249,960
HSBC Holdings PLC	5,246,402	50,914,536
IMI PLC	72,226	1,060,032
Imperial Brands PLC	250,531	10,368,330
Inmarsat PLC	119,389	1,130,069
InterContinental Hotels Group PLC	48,436	2,415,098
International Consolidated Airlines Group SA *	171,649	1,358,243
Intertek Group PLC	43,477	2,872,830
Intu Properties PLC REIT	230,683	742,157
ITV PLC	970,776	1,990,911
J Sainsbury PLC	438,193	1,334,966
Johnson Matthey PLC	51,442	1,838,592
Kingfisher PLC	601,185	2,323,612
Land Securities Group PLC REIT	210,969	2,755,304
Legal & General Group PLC	1,558,041	5,242,226
Lloyds Banking Group PLC	18,677,288	15,413,460
London Stock Exchange Group PLC	82,250	4,201,095
Marks & Spencer Group PLC	432,265	1,786,432
Meggitt PLC	206,592	1,383,798
Merlin Entertainments PLC, 144A	190,264	1,134,931
National Grid PLC	900,606	11,351,031
Next PLC	38,180	2,038,498
Old Mutual PLC	1,284,237	3,445,822
Pearson PLC	220,544	1,729,639
Persimmon PLC	82,749	2,845,186
Provident Financial PLC (a)	39,135	446,844
Prudential PLC	674,896	15,843,920
Reckitt Benckiser Group PLC	174,003	16,497,142
RELX NV	251,456	5,278,954
RELX PLC	283,703	6,203,504
Rio Tinto PLC	323,670	15,680,421
Rolls-Royce Holdings PLC *	433,059	5,118,265
Royal Bank of Scotland Group PLC *	938,715	3,057,676
Royal Mail PLC	240,184	1,224,307
RSA Insurance Group PLC	275,377	2,373,326
Sage Group PLC	288,620	2,584,495
Schroders PLC	32,703	1,424,260
Segro PLC REIT	265,398	1,846,331
Severn Trent PLC	64,035	1,878,804
Sky PLC	269,183	3,327,630
Smith & Nephew PLC	230,144	4,157,436
Smiths Group PLC	106,442	2,126,528
SSE PLC	264,985	4,882,763
St James’s Place PLC	141,926	2,116,025
Standard Chartered PLC *	858,566	8,548,579
Standard Life Aberdeen PLC	704,028	3,910,963
Tate & Lyle PLC	123,765	1,093,870
Taylor Wimpey PLC	873,745	2,265,315

Tesco PLC *	2,137,943	5,001,085
Travis Perkins PLC	66,497	1,294,101
Unilever NV	425,090	25,307,434
Unilever PLC	335,584	19,609,798
United Utilities Group PLC	181,148	2,131,594
Vodafone Group PLC	6,962,150	19,931,983
Weir Group PLC	57,615	1,337,302
Whitbread PLC	48,240	2,344,194
Wm Morrison Supermarkets PLC	597,875	1,901,845
Worldpay Group PLC, 144A	505,488	2,725,690
WPP PLC	334,802	6,147,604

		571,432,439

United States(c) - 0.6%
Carnival PLC	49,299	3,426,464
Shire PLC	236,513	11,724,113

		15,150,577

TOTAL COMMON STOCKS
(Cost $2,268,194,255)		2,347,177,270

PREFERRED STOCKS - 0.7%
Germany - 0.7%
Bayerische Motoren Werke AG	14,623	1,213,158
FUCHS PETROLUB SE	18,488	1,027,820
Henkel AG & Co. KGaA	46,489	6,228,824
Porsche Automobil Holding SE	40,719	2,307,840
Schaeffler AG	44,660	629,478
Volkswagen AG	48,589	7,250,579

		18,657,699

TOTAL PREFERRED STOCKS
(Cost $21,612,719)		18,657,699

RIGHTS - 0.0%
Sweden - 0.0%
Getinge AB, expires 09/14/17*(a)
(Cost $0)	52,830	19,548

SECURITIES LENDING COLLATERAL - 0.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (d)(e)
(Cost $5,517,300)	5,517,300	5,517,300

TOTAL INVESTMENTS - 98.1%
(Cost $2,295,324,274)		$2,371,371,817
Other assets and liabilities, net - 1.9%		44,843,230

NET ASSETS - 100.0%		$2,416,215,047

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $5,344,056, which is 0.2% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities are domiciled in the United States and trade on a non-U.S. securities exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions in affiliated investments during the period ended August 31, 2017 is as follows:

	Value ($) at 5/31/17	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation (Depreciation) ($)	Income ($)	Value ($) at 8/31/17
Deutsche Bank AG	10,922,148	—	(1,511,529)	(26,916)	(720,903)	—	8,662,800

At August 31, 2017 the Deutsche X-trackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$503,884,523	21.3%
Consumer Staples	334,412,084	14.2
Industrials	306,510,467	13.0
Health Care	304,637,197	12.9
Consumer Discretionary	246,207,966	10.4
Materials	186,815,943	7.8
Energy	157,237,410	6.6
Information Technology	109,504,892	4.6
Telecommunication Services	93,976,269	4.0
Utilities	90,266,479	3.8
Real Estate	32,401,287	1.4

Total	$2,365,854,517	100.0%

At August 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(f)
AMSTERDAM Index Futures	EUR	35	$4,290,410	$4,298,231	9/15/2017	$(52,705)
CAC40 10 EURO Futures	EUR	157	9,490,074	9,502,946	9/15/2017	(120,757)
DAX Index Futures	EUR	24	8,536,919	8,618,366	9/15/2017	(375,095)
FTSE 100 Index Futures	GBP	154	14,564,996	14,800,799	9/15/2017	44,398
FTSE/MIB Index Futures	EUR	15	1,763,779	1,934,151	9/15/2017	63,601
IBEX 35 Index Futures	EUR	26	3,198,760	3,188,948	9/15/2017	(54,694)
OMXS30 Index Futures	SEK	141	2,707,256	2,740,767	9/15/2017	(9,395)
SWISS MKT IX Futures	CHF	88	8,004,016	8,183,784	9/15/2017	95,273

Total net unrealized depreciation						$(409,374)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
JP Morgan & Chase Co.	9/5/2017	CHF	152,758,522	USD	158,645,689	$—	$(705,823)
RBC Capital Markets	9/5/2017	CHF	157,821,817	USD	163,904,306	—	(729,031)
Goldman Sachs & Co.	9/5/2017	DKK	12,613,200	USD	2,003,256	—	(16,279)
JP Morgan & Chase Co.	9/5/2017	DKK	151,804,942	USD	24,111,005	—	(194,907)
RBC Capital Markets	9/5/2017	DKK	50,125,300	USD	7,960,756	—	(64,945)
The Bank of Nova Scotia	9/5/2017	DKK	225,985,600	USD	35,889,814	—	(293,369)
Goldman Sachs & Co.	9/5/2017	EUR	92,534,000	USD	109,290,057	—	(896,836)
JP Morgan & Chase Co.	9/5/2017	EUR	188,725,323	USD	222,893,703	—	(1,835,120)
RBC Capital Markets	9/5/2017	EUR	282,128,897	USD	333,188,021	—	(2,763,159)
The Bank of New York Mellon	9/5/2017	EUR	129,938,955	USD	153,463,753	—	(1,263,911)
The Bank of Nova Scotia	9/5/2017	EUR	368,931,821	USD	435,704,791	—	(3,608,877)
Goldman Sachs & Co.	9/5/2017	GBP	29,059,800	USD	38,351,380	767,729	—
JP Morgan & Chase Co.	9/5/2017	GBP	120,839,750	USD	159,482,719	3,198,125	—
JP Morgan & Chase Co.	9/5/2017	GBP	3,400,000	USD	4,424,998	27,706	—
JP Morgan & Chase Co.	9/5/2017	GBP	800,000	USD	1,055,817	21,160	—
JP Morgan & Chase Co.	9/5/2017	GBP	1,448,000	USD	1,912,627	39,898	—
RBC Capital Markets	9/5/2017	GBP	203,108,220	USD	268,052,073	5,367,935	—
The Bank of New York Mellon	9/5/2017	GBP	52,637,264	USD	69,469,871	1,392,989	—
The Bank of Nova Scotia	9/5/2017	GBP	110,076,190	USD	145,272,501	2,908,647	—
JP Morgan & Chase Co.	9/5/2017	NOK	84,316,991	USD	10,679,231	—	(190,437)
RBC Capital Markets	9/5/2017	NOK	46,976,200	USD	5,949,442	—	(106,463)
The Bank of Nova Scotia	9/5/2017	NOK	11,000,000	USD	1,393,160	—	(24,898)
The Bank of Nova Scotia	9/5/2017	NOK	60,066,700	USD	7,607,415	—	(136,044)
JP Morgan & Chase Co.	9/5/2017	SEK	305,541,336	USD	37,842,766	—	(621,660)
RBC Capital Markets	9/5/2017	SEK	311,122,900	USD	38,531,299	—	(635,787)
The Bank of Nova Scotia	9/5/2017	SEK	312,725,650	USD	38,729,793	—	(639,062)
JP Morgan & Chase Co.	9/5/2017	USD	4,627,666	CHF	4,452,000	16,480	—
JP Morgan & Chase Co.	9/5/2017	USD	154,325,205	CHF	148,306,522	382,161	—
RBC Capital Markets	9/5/2017	USD	158,205,117	CHF	152,035,117	391,769	—
RBC Capital Markets	9/5/2017	USD	850,964	CHF	821,000	5,470	—
RBC Capital Markets	9/5/2017	USD	1,598,849	CHF	1,541,100	8,764	—

RBC Capital Markets	9/5/2017	USD	3,551,701	CHF	3,424,600	20,703	—
Goldman Sachs & Co.	9/5/2017	USD	2,016,193	DKK	12,613,200	3,342	—
JP Morgan & Chase Co.	9/5/2017	USD	23,253,613	DKK	145,473,442	38,544	—
JP Morgan & Chase Co.	9/5/2017	USD	1,001,889	DKK	6,331,500	11,865	—
RBC Capital Markets	9/5/2017	USD	350,361	DKK	2,191,700	558	—
RBC Capital Markets	9/5/2017	USD	6,883,559	DKK	43,063,200	11,410	—
RBC Capital Markets	9/5/2017	USD	771,615	DKK	4,870,400	8,198	—
The Bank of Nova Scotia	9/5/2017	USD	36,123,307	DKK	225,985,600	59,877	—
Goldman Sachs & Co.	9/5/2017	USD	110,013,673	EUR	92,534,000	173,220	—
JP Morgan & Chase Co.	9/5/2017	USD	193,334,190	EUR	162,616,023	304,411	—
JP Morgan & Chase Co.	9/5/2017	USD	17,784,628	EUR	15,109,300	207,103	—
JP Morgan & Chase Co.	9/5/2017	USD	12,992,320	EUR	11,000,000	106,172	—
RBC Capital Markets	9/5/2017	USD	315,386,990	EUR	265,276,297	496,587	—
RBC Capital Markets	9/5/2017	USD	6,219,196	EUR	5,230,100	8,661	—
RBC Capital Markets	9/5/2017	USD	13,692,769	EUR	11,622,500	146,978	—
The Bank of New York Mellon	9/5/2017	USD	154,484,424	EUR	129,938,955	243,241	—
The Bank of Nova Scotia	9/5/2017	USD	438,623,042	EUR	368,931,821	690,626	—
Goldman Sachs & Co.	9/5/2017	USD	37,445,005	GBP	29,059,800	138,646	—
JP Morgan & Chase Co.	9/5/2017	USD	9,687,397	GBP	7,444,600	—	(59,139)
JP Morgan & Chase Co.	9/5/2017	USD	153,393,051	GBP	119,043,150	567,962	—
RBC Capital Markets	9/5/2017	USD	250,944,365	GBP	194,749,420	929,161	—
RBC Capital Markets	9/5/2017	USD	7,431,747	GBP	5,764,700	23,860	—
RBC Capital Markets	9/5/2017	USD	3,351,564	GBP	2,594,100	3,440	—
The Bank of New York Mellon	9/5/2017	USD	67,825,747	GBP	52,637,264	251,136	—
The Bank of Nova Scotia	9/5/2017	USD	141,838,675	GBP	110,076,190	525,180	—
JP Morgan & Chase Co.	9/5/2017	USD	10,464,031	NOK	81,408,591	30,703	—
JP Morgan & Chase Co.	9/5/2017	USD	365,646	NOK	2,908,400	9,288	—
RBC Capital Markets	9/5/2017	USD	129,043	NOK	1,006,800	748	—
RBC Capital Markets	9/5/2017	USD	5,621,201	NOK	43,732,100	16,494	—
RBC Capital Markets	9/5/2017	USD	282,786	NOK	2,237,300	5,634	—
The Bank of Nova Scotia	9/5/2017	USD	9,134,713	NOK	71,066,700	26,803	—
JP Morgan & Chase Co.	9/5/2017	USD	1,566,915	SEK	12,800,600	44,545	—
JP Morgan & Chase Co.	9/5/2017	USD	36,788,722	SEK	292,740,736	64,244	—
RBC Capital Markets	9/5/2017	USD	1,221,198	SEK	9,846,600	18,384	—
RBC Capital Markets	9/5/2017	USD	32,433,071	SEK	258,081,300	56,637	—

RBC Capital Markets	9/5/2017	USD	4,801,426	SEK	38,764,000	78,552	—
RBC Capital Markets	9/5/2017	USD	555,573	SEK	4,431,000	2,243	—
The Bank of Nova Scotia	9/5/2017	USD	39,300,226	SEK	312,725,650	68,630	—
JP Morgan & Chase Co.	10/4/2017	CHF	148,306,522	USD	154,617,837	—	(391,890)
RBC Capital Markets	10/4/2017	CHF	152,035,117	USD	158,506,130	—	(400,718)
Goldman Sachs & Co.	10/4/2017	DKK	12,613,200	USD	2,019,518	—	(3,341)
JP Morgan & Chase Co.	10/4/2017	DKK	12,907,000	USD	2,066,448	—	(3,530)
JP Morgan & Chase Co.	10/4/2017	DKK	145,473,442	USD	23,290,843	—	(39,658)
RBC Capital Markets	10/4/2017	DKK	43,063,200	USD	6,894,580	—	(11,740)
The Bank of Nova Scotia	10/4/2017	DKK	225,985,600	USD	36,179,983	—	(62,765)
Goldman Sachs & Co.	10/4/2017	EUR	92,534,000	USD	110,181,992	—	(179,107)
JP Morgan & Chase Co.	10/4/2017	EUR	162,616,023	USD	193,632,867	—	(311,878)
RBC Capital Markets	10/4/2017	EUR	265,276,297	USD	315,873,772	—	(509,219)
The Bank of New York Mellon	10/4/2017	EUR	129,938,955	USD	154,722,862	—	(249,428)
The Bank of Nova Scotia	10/4/2017	EUR	5,176,000	USD	6,171,552	—	(1,628)
The Bank of Nova Scotia	10/4/2017	EUR	368,931,821	USD	439,296,343	—	(711,883)
Goldman Sachs & Co.	10/4/2017	GBP	29,059,800	USD	37,482,202	—	(139,693)
JP Morgan & Chase Co.	10/4/2017	GBP	119,043,150	USD	153,546,629	—	(571,047)
RBC Capital Markets	10/4/2017	GBP	194,749,420	USD	251,196,566	—	(933,253)
The Bank of New York Mellon	10/4/2017	GBP	52,637,264	USD	67,893,385	—	(252,768)
The Bank of Nova Scotia	10/4/2017	GBP	2,500,000	USD	3,234,475	—	(2,118)
The Bank of Nova Scotia	10/4/2017	GBP	110,076,190	USD	141,980,123	—	(528,594)
JP Morgan & Chase Co.	10/4/2017	NOK	81,408,591	USD	10,470,760	—	(30,672)
RBC Capital Markets	10/4/2017	NOK	43,732,100	USD	5,624,780	—	(16,513)
The Bank of Nova Scotia	10/4/2017	NOK	71,066,700	USD	9,140,529	—	(26,834)
JP Morgan & Chase Co.	10/4/2017	SEK	292,740,736	USD	36,848,922	—	(65,260)
RBC Capital Markets	10/4/2017	SEK	258,081,300	USD	32,485,531	—	(58,147)
The Bank of Nova Scotia	10/4/2017	SEK	312,725,650	USD	39,364,437	—	(69,815)
JP Morgan & Chase Co.	10/4/2017	USD	4,150,654	CHF	3,981,000	10,281	—
JP Morgan & Chase Co.	10/4/2017	USD	29,918,724	EUR	25,125,000	46,722	—
JP Morgan & Chase Co.	10/4/2017	USD	5,709,080	GBP	4,426,000	20,984	—
JP Morgan & Chase Co.	10/4/2017	USD	359,640	NOK	2,796,000	1,034	—
JP Morgan & Chase Co.	10/4/2017	USD	2,469,048	SEK	19,614,000	4,249	—

Total unrealized appreciation (depreciation)						$20,005,889	$(20,357,246)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$2,347,177,270	$—	$—	$2,347,177,270
Preferred Stock	18,657,699	—	—	18,657,699
Rights	19,548	—	—	19,548
Short-Term Investments	5,517,300	—	—	5,517,300
Derivatives (i)
Forward Foreign Currency Exchange Contracts	—	20,005,889	—	20,005,889
Futures Contracts	203,272	—	—	203,272

TOTAL	$2,371,575,089	$20,005,889	$—	$2,391,580,978

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Exchange Contracts	$—	$(20,357,246)	$—	$(20,357,246)
Futures Contracts	(612,646)	—	—	(612,646)

TOTAL	$(612,646)	$(20,357,246)	$—	$(20,969,892)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.0%
Austria - 1.1%
ANDRITZ AG	664	$36,132
Austria Technologie & Systemtechnik AG	290	4,010
BUWOG AG *	1,065	32,773
CA Immobilien Anlagen AG	897	25,580
DO & CO AG	77	4,069
Erste Group Bank AG *	3,302	139,526
EVN AG	465	7,196
FACC AG *	251	3,045
IMMOFINANZ AG *	9,525	25,229
Kapsch TrafficCom AG	67	3,532
Lenzing AG	151	23,818
Oesterreichische Post AG	410	18,371
OMV AG	1,616	92,899
Porr AG	104	2,965
Raiffeisen Bank International AG *	1,401	45,965
RHI AG	283	10,349
S IMMO AG	590	9,636
S&T AG (a)	391	7,911
Schoeller-Bleckmann Oilfield Equipment AG *	124	8,636
Semperit AG Holding	122	3,637
Telekom Austria AG *	1,955	18,814
UNIQA Insurance Group AG	1,532	15,548
Vienna Insurance Group AG Wiener Versicherung Gruppe	467	13,787
voestalpine AG	1,120	58,119
Wienerberger AG	1,368	29,525
Zumtobel Group AG	335	6,052

		647,124

Belgium - 4.0%
Ablynx NV *	709	10,128
Ackermans & van Haaren NV	266	44,712
Aedifica SA REIT	192	18,662
Ageas	2,068	96,037
AGFA-Gevaert NV *	2,156	9,538
Anheuser-Busch InBev SA/NV	8,379	992,688
Barco NV	109	10,619
Befimmo SA REIT	220	13,823
Bekaert SA	167	7,960
Biocartis NV, 144A *	254	3,084
bpost SA	1,106	30,875
Cie d’Entreprises CFE	91	12,783
Cofinimmo SA REIT	219	28,261
Colruyt SA	678	37,673
D’ieteren SA/NV	304	13,976
Econocom Group SA/NV *	1,496	10,992
Elia System Operator SA/NV	351	20,880
Euronav NV	1,424	10,905
EVS Broadcast Equipment SA	159	5,567
Exmar NV	402	2,407
Fagron *	490	7,432
Galapagos NV *	485	44,613
Gimv NV	168	10,040
Greenyard NV	186	4,552
Groupe Bruxelles Lambert SA	899	91,514
Intervest Offices & Warehouses NV REIT	106	2,804
Ion Beam Applications	255	7,122
KBC Ancora	418	22,738
KBC Group NV	2,753	226,232
Kinepolis Group NV	177	10,261
Melexis NV	237	21,739
Nyrstar NV *	866	6,231
Ontex Group NV	930	31,730
Orange Belgium SA	376	9,039
Proximus SADP	1,698	59,863
Sioen Industries NV	85	2,801
Sofina SA	87	12,651
Solvay SA	813	117,931
Telenet Group Holding NV *	606	41,027
Tessenderlo Group *	339	14,859
UCB SA	1,414	97,446
Umicore SA	1,084	80,975
Van de Velde NV	74	3,756
Warehouses De Pauw CVA REIT	194	21,940

		2,330,866

Finland - 3.4%
Amer Sports OYJ *	1,329	35,139
Atria OYJ	150	2,016
Cargotec OYJ, Class B	436	26,263
Caverion Corp. *	1,190	10,681
Citycon OYJ	4,500	12,289
Cramo OYJ	474	13,260
DNA OYJ	699	12,640
Elisa OYJ	1,587	69,335
Ferratum OYJ	96	2,626
Finnair OYJ	598	6,799
Fortum OYJ	4,996	89,688
F-Secure OYJ	1,026	5,106
Huhtamaki OYJ	1,039	40,421
Kemira OYJ	1,234	15,263
Kesko OYJ, Class B	738	39,772
Kone OYJ, Class B	3,709	201,253

Konecranes OYJ	730	32,215
Lehto Group OYJ	241	3,844
Metsa Board OYJ	2,362	15,521
Metso OYJ	1,295	42,919
Neste OYJ	1,443	63,628
Nokia OYJ	63,098	390,973
Nokian Renkaat OYJ	1,313	55,504
Oriola OYJ, Class B	1,349	5,701
Orion OYJ, Class B	1,190	56,354
Outokumpu OYJ	3,447	35,618
Outotec OYJ *	1,673	12,288
Ponsse OYJ	149	4,174
Ramirent OYJ	808	8,359
Sampo OYJ, Class A	4,906	258,961
Sanoma OYJ	892	8,378
Stockmann OYJ Abp, Class B *	376	2,820
Stora Enso OYJ, Class R	6,316	83,008
Technopolis OYJ	1,425	6,769
Tieto OYJ	630	19,927
Tokmanni Group Corp.	323	3,111
UPM-Kymmene OYJ	5,718	148,801
Uponor OYJ	671	10,959
Valmet OYJ	1,454	27,573
Wartsila OYJ Abp (a)	1,670	115,207
YIT OYJ	1,370	12,085

		2,007,248

France - 29.1%
AB Science SA *	217	2,650
ABC arbitrage	276	1,985
Accor SA	2,018	93,450
Aeroports de Paris	341	60,831
Air France-KLM *	1,594	24,346
Air Liquide SA	4,301	525,068
Airbus SE	6,418	539,481
Albioma SA	244	5,493
Alstom SA	1,746	62,096
Altamir	307	5,544
Alten SA	340	28,940
Altran Technologies SA	1,521	26,001
ANF Immobilier REIT	108	2,829
Arkema SA	781	84,867
Assystem	86	3,213
Atos SE	1,054	162,613
AXA SA	21,449	622,389
Axway Software SA	65	1,787
Beneteau SA	480	7,686
BNP Paribas SA	12,352	939,759
Boiron SA	77	7,274
Bollore SA	10,052	46,693
Bonduelle SCA	136	5,505
Bourbon Corp.	361	3,107
Bouygues SA	2,418	109,657
Bureau Veritas SA	2,991	71,124
Capgemini SE	1,764	195,568
Carrefour SA	6,383	128,721
Casino Guichard Perrachon SA	634	36,050
Cellectis SA *	307	8,552
Chargeurs SA	203	5,783
Cie de Saint-Gobain	5,401	296,244
Cie des Alpes	49	1,429
Cie Generale des Etablissements Michelin	1,877	255,847
Cie Plastic Omnium SA	713	27,021
CNP Assurances	2,029	47,101
Coface SA	1,096	10,451
Credit Agricole SA	12,495	220,293
Danone SA	6,372	501,783
Dassault Aviation SA	26	39,720
Dassault Systemes SE	1,450	142,839
DBV Technologies SA *	139	12,298
Derichebourg SA	928	8,815
Devoteam SA	52	4,643
Direct Energie	99	5,787
Edenred	2,519	68,131
Eiffage SA	833	86,075
Electricite de France SA	6,185	65,530
Elior Group SA, 144A	1,239	32,892
Elis SA	1,188	27,783
Engie SA	18,848	314,575
Eramet *	72	4,766
Essilor International SA	2,235	282,162
Esso SA Francaise *	45	3,005
Etablissements Maurel et Prom *	570	2,402
Euler Hermes Group	147	17,458
Eurazeo SA	499	41,279
Europcar Groupe SA, 144A	1,009	14,642
Eutelsat Communications SA	1,972	57,316
Faurecia	813	47,284
FFP	84	8,700
FIGEAC-AERO *	95	1,957
Fnac Darty SA *	200	17,857
Fonciere Des Regions REIT	377	37,282
Gaztransport Et Technigaz SA	269	13,715
Gecina SA REIT	534	83,213
Genfit *	333	9,910
GL Events	31	930
Groupe Crit	28	2,812

Groupe Eurotunnel SE	5,272	62,855
Guerbet	73	6,104
Haulotte Group SA	194	3,480
Havas SA	1,996	21,948
Hermes International	348	184,063
ICADE REIT	391	34,752
ID Logistics Group *	25	4,129
Iliad SA	299	77,222
Imerys SA	411	36,157
Ingenico Group SA	658	65,328
Innate Pharma SA *	460	6,024
Interparfums SA	103	4,022
Ipsen SA	430	57,767
IPSOS	397	12,399
Jacquet Metal Service	165	4,930
JCDecaux SA	845	27,668
Kaufman & Broad SA	159	7,257
Kering	820	307,786
Klepierre SA REIT	2,472	99,613
Korian SA	522	18,332
Lagardere SCA	1,347	43,279
Le Noble Age	62	3,983
Legrand SA	2,920	204,673
LISI	177	7,784
L’Oreal SA	2,726	575,529
LVMH Moet Hennessy Louis Vuitton SE	3,048	799,174
Maisons du Monde SA, 144A	318	13,136
Manitou BF SA	94	3,090
Marie Brizard Wine & Spirits SA *	219	3,994
Mercialys SA REIT	578	11,642
Mersen SA	186	6,842
Metropole Television SA	299	6,574
MGI Coutier	90	3,526
Natixis SA	10,738	80,635
Naturex *	79	7,900
Neopost SA	413	17,950
Nexans SA	319	17,807
Nexity SA *	488	27,048
Oeneo SA	131	1,428
Orange SA	21,414	363,902
Orpea	485	58,776
Parrot SA *	190	2,723
Pernod Ricard SA	2,331	318,562
Peugeot SA	5,547	117,112
Pierre & Vacances SA *	74	3,909
Plastivaloire	103	2,620
Publicis Groupe SA	2,268	153,086
Rallye SA	299	5,478
Remy Cointreau SA	263	30,035
Renault SA	1,947	172,329
Rexel SA	3,419	51,080
Rubis SCA	900	58,509
Safran SA	3,433	333,443
Sanofi	12,445	1,209,803
Sartorius Stedim Biotech	310	22,714
Schneider Electric SE *	6,088	490,870
SCOR SE	1,930	80,874
SEB SA	183	33,244
Societe BIC SA	319	38,336
Societe Generale SA	8,280	463,570
Sodexo SA	1,020	119,034
SOITEC *	202	11,338
Solocal Group *	6,442	6,810
Sopra Steria Group	167	28,926
SPIE SA	912	25,834
SRP Groupe SA, 144A*	185	3,953
Ste Industrielle d’Aviation Latecoere SA *	920	4,392
Suez	4,046	76,752
Synergie SA	75	3,514
Tarkett SA	352	14,574
Technicolor SA	4,073	14,885
Teleperformance	656	90,276
Television Francaise 1	494	6,636
Thales SA	1,100	121,783
TOTAL SA	25,900	1,339,522
Trigano SA	23	3,009
Ubisoft Entertainment SA *	781	52,028
Unibail-Rodamco SE REIT	1,094	278,117
Valeo SA	2,625	175,558
Vallourec SA *	3,674	18,632
Veolia Environnement SA	5,403	126,775
Vicat SA	210	14,425
Vinci SA	5,559	511,879
Virbac SA *	52	8,694
Vivendi SA	11,085	254,355
Wendel SA	262	41,529
Worldline SA, 144A*	495	19,917
Zodiac Aerospace	2,303	66,635

		16,963,596

Germany - 26.4%
Aareal Bank AG	641	26,246
adidas AG	2,047	459,467
ADLER Real Estate AG *(a)	306	4,887
ADO Properties SA, 144A	350	17,060
ADVA Optical Networking SE *	544	3,078

AIXTRON SE *	1,292	12,494
Allianz SE	5,016	1,073,339
alstria office REIT-AG REIT	1,545	22,641
Amadeus Fire AG	67	5,862
AURELIUS Equity Opportunities SE & Co KGaA (a)	264	15,660
Aurubis AG	400	35,747
Axel Springer SE	500	30,952
BASF SE	10,102	978,548
Bayer AG	9,076	1,161,484
Bayerische Motoren Werke AG	3,585	332,885
BayWa AG	160	6,005
Bechtle AG	354	24,421
Beiersdorf AG	1,106	118,076
Bertrandt AG (a)	70	6,267
bet-at-home.com AG	28	3,367
Bilfinger SE	382	15,480
Biotest AG	77	2,612
Borussia Dortmund GmbH & Co. KGaA	801	7,025
Brenntag AG	1,731	91,730
CANCOM SE (a)	197	13,511
Capital Stage AG	975	7,705
Carl Zeiss Meditec AG	471	23,493
CECONOMY AG	1,100	12,050
CENTROTEC Sustainable AG	120	2,528
Cewe Stiftung & Co. KGaA	67	5,751
comdirect bank AG	269	3,442
Commerzbank AG *	11,683	145,200
CompuGroup Medical SE	288	16,798
Continental AG	1,207	272,359
Covestro AG, 144A	1,261	99,091
CTS Eventim AG & Co. KGaA	555	24,452
Daimler AG	10,469	763,097
Deutsche Bank AG (b)	22,484	360,538
Deutsche Beteiligungs AG	152	7,492
Deutsche Boerse AG	2,118	226,394
Deutsche EuroShop AG	516	20,378
Deutsche Lufthansa AG	2,667	66,896
Deutsche Pfandbriefbank AG, 144A	1,272	17,929
Deutsche Post AG	10,656	442,023
Deutsche Telekom AG	36,166	652,695
Deutsche Wohnen SE	3,893	165,356
Deutz AG	1,090	8,292
DIC Asset AG	548	6,173
Diebold Nixdorf AG	91	7,572
DMG Mori AG	83	4,952
Draegerwerk AG & Co. KGaA	36	2,811
Drillisch AG	508	35,009
Duerr AG	299	34,826
E.ON SE	24,158	273,065
Elmos Semiconductor AG	118	2,932
ElringKlinger AG (a)	349	6,064
Evonik Industries AG	1,840	59,645
Evotec AG *	1,430	27,467
Fraport AG Frankfurt Airport Services Worldwide	487	48,055
Freenet AG	1,428	47,701
Fresenius Medical Care AG & Co. KGaA	2,329	217,645
Fresenius SE & Co. KGaA	4,492	380,153
GEA Group AG	2,054	90,472
Gerresheimer AG	354	27,847
Gerry Weber International AG	315	4,011
GFT Technologies SE (a)	197	3,715
Grammer AG	110	5,807
GRENKE AG	306	27,587
H&R GmbH & Co. KGaA *	168	2,413
Hamborner REIT AG REIT	945	9,959
Hamburger Hafen und Logistik AG	290	9,235
Hannover Rueck SE	676	81,923
Hapag-Lloyd AG, 144A*(a)	278	12,023
HeidelbergCement AG	1,672	160,528
Heidelberger Druckmaschinen AG *(a)	3,104	11,651
Henkel AG & Co. KGaA	1,166	141,166
HOCHTIEF AG	222	39,127
Hornbach Baumarkt AG	92	3,553
HUGO BOSS AG	734	62,135
Hypoport AG *	38	5,632
Indus Holding AG	225	16,971
Infineon Technologies AG	12,461	287,338
Innogy SE, 144A	1,568	69,112
Isra Vision AG	36	6,257
Jenoptik AG	635	18,607
K+S AG	2,158	51,431
KION Group AG	778	70,963
Kloeckner & Co. SE	924	10,276
Koenig & Bauer AG	160	12,082
Krones AG (a)	172	21,274
KWS Saat SE	22	9,166
LANXESS AG	1,046	78,012
LEG Immobilien AG	710	71,759
Leoni AG	372	22,315
Linde AG	2,039	390,920
MAN SE	359	40,305

Manz AG *(a)	54	2,417
Merck KGaA	1,439	158,046
METRO AG *	2,009	39,270
MLP AG	729	5,158
MorphoSys AG *	317	22,522
MTU Aero Engines AG	586	82,038
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,702	351,333
Nemetschek SE	191	14,545
Nordex SE *	768	10,669
Norma Group SE	360	21,912
OHB SE	74	2,922
OSRAM Licht AG	946	77,683
PATRIZIA Immobilien AG *	568	11,508
Pfeiffer Vacuum Technology AG	85	13,913
ProSiebenSat.1 Media SE	2,609	87,524
Rational AG	40	25,976
Rheinmetall AG	466	47,631
RHOEN-KLINIKUM AG	310	10,300
RIB Software SE (a)	414	7,964
Rocket Internet SE, 144A*	680	15,623
RWE AG *	5,786	144,337
SAF-Holland SA	553	10,089
Salzgitter AG	485	21,796
SAP SE	10,787	1,131,324
Senvion SA *	252	3,612
SGL Carbon SE *	589	9,610
Siemens AG	8,396	1,097,451
Siltronic AG *	151	14,742
Sixt Leasing SE	154	3,832
Sixt SE (a)	152	11,584
SLM Solutions Group AG *	157	5,981
SMA Solar Technology AG	150	6,641
Software AG	603	26,495
STADA Arzneimittel AG	200	18,709
STRATEC Biomedical AG (a)	54	3,343
Stroeer SE & Co. KGaA	325	20,707
Suedzucker AG	811	17,243
Surteco SE	88	2,593
Symrise AG	1,390	101,600
TAG Immobilien AG	1,492	24,902
Takkt AG	402	9,456
Telefonica Deutschland Holding AG	8,357	45,226
thyssenkrupp AG	4,168	124,987
TLG Immobilien AG	849	18,809
Uniper SE	2,310	57,515
United Internet AG	1,387	82,310
VERBIO Vereinigte BioEnergie AG	296	3,855
Volkswagen AG	363	56,026
Vonovia SE	5,243	221,605
Vossloh AG *	122	8,213
VTG AG	125	6,568
Wacker Chemie AG	192	24,605
Wacker Neuson SE	344	9,804
WCM Beteiligungs & Grundbesitz-AG	1,360	5,229
Wirecard AG	1,327	113,124
Wuestenrot & Wuerttembergische AG	230	6,035
XING AG	34	10,443
Zalando SE, 144A*	1,031	48,830
zooplus AG *(a)	68	11,900

		15,392,530

Ireland - 1.8%
AerCap Holdings NV *	1,585	79,725
Bank of Ireland Group PLC *	10,320	85,998
C&C Group PLC	3,726	13,382
CRH PLC	8,998	314,226
Dalata Hotel Group PLC *	1,961	11,481
Glanbia PLC	2,157	40,340
Green REIT PLC REIT	7,380	12,651
Hibernia REIT PLC REIT	7,916	13,457
Irish Continental Group PLC	1,970	13,180
Irish Residential Properties REIT PLC REIT	2,720	4,388
Kerry Group PLC, Class A	1,777	165,490
Kingspan Group PLC	1,712	66,237
Origin Enterprises PLC	1,485	11,349
Paddy Power Betfair PLC	918	80,640
Permanent TSB Group Holdings PLC *	1,832	3,814
Ryanair Holdings PLC *	1,805	38,366
Smurfit Kappa Group PLC	2,681	81,753

		1,036,477

Italy - 7.5%
A2A SpA	16,795	28,211
ACEA SpA	678	9,790
Amplifon SpA	1,068	15,448
Anima Holding SpA, 144A	2,668	20,391
Ascopiave SpA	597	2,519
Assicurazioni Generali SpA	13,831	247,635
Astaldi SpA	575	3,690
ASTM SpA	450	11,341
Atlantia SpA	4,880	156,853
Autogrill SpA	1,476	19,504

Azimut Holding SpA	1,302	27,434
Banca Carige SpA *	7,228	1,979
Banca Generali SpA	678	22,382
Banca IFIS SpA	274	13,292
Banca Mediolanum SpA	1,972	16,668
Banca Popolare di Sondrio SCPA	5,264	21,845
Banco BPM SpA *	16,164	61,345
Beni Stabili SpA SIIQ REIT	10,952	9,400
Biesse SpA	185	7,503
BPER Banca	5,487	30,909
Brembo SpA	1,795	27,993
Brunello Cucinelli SpA	281	8,430
Buzzi Unicem SpA	781	19,115
Buzzi Unicem SpA-RSP	492	6,659
Cairo Communication SpA	932	4,241
Cementir Holding SpA	656	4,733
Cerved Information Solutions SpA	2,298	25,893
CIR-Compagnie Industriali Riunite SpA	4,503	6,594
Credito Emiliano SpA	1,077	9,186
Credito Valtellinese SpA *	1,347	6,225
Danieli & C Officine Meccaniche SpA	144	3,737
Danieli & C Officine Meccaniche SpA-RSP	369	6,897
Datalogic SpA	226	7,442
Davide Campari-Milano SpA	6,712	48,581
De’ Longhi SpA	700	21,066
DeA Capital SpA *	1,071	1,595
DiaSorin SpA	255	21,978
Ei Towers SpA	197	11,702
El.En. SpA	96	2,885
Enav SpA, 144A	3,357	14,858
Enel SpA	88,128	533,476
Eni SpA	27,532	431,652
ERG SpA	656	10,293
Esprinet SpA	390	2,888
Falck Renewables SpA	1,544	2,503
Ferrari NV	1,348	154,214
Fila SpA	224	4,957
Fincantieri SpA *	5,842	6,669
FinecoBank Banca Fineco SpA	4,643	39,879
Geox SpA	949	3,789
Hera SpA	8,000	25,599
Immobiliare Grande Distribuzione SIIQ SpA REIT	5,443	5,423
Industria Macchine Automatiche SpA	177	17,131
Infrastrutture Wireless Italiane SpA, 144A	2,760	18,285
Interpump Group SpA	837	24,352
Intesa Sanpaolo SpA	136,433	460,613
Intesa Sanpaolo SpA-RSP	10,436	32,972
Iren SpA	6,085	16,675
Italgas SpA	5,261	29,711
Italmobiliare SpA	179	5,029
Juventus Football Club SpA *(a)	4,037	3,701
La Doria SpA	51	641
Leonardo SpA	4,592	77,680
Luxottica Group SpA	1,654	95,201
Maire Tecnimont SpA	1,406	8,528
MARR SpA	418	10,480
Mediaset SpA *	5,561	20,549
Mediobanca SpA	6,486	66,557
Moncler SpA	1,638	46,545
OVS SpA, 144A	1,694	12,644
Piaggio & C SpA	2,027	6,139
Poste Italiane SpA, 144A	5,888	42,792
Prysmian SpA	2,323	73,062
RAI Way SpA, 144A	1,238	6,779
Recordati SpA	1,187	50,842
Reply SpA	44	10,078
Safilo Group SpA *	395	2,565
Saipem SpA *	6,857	25,452
Salini Impregilo SpA	2,157	7,575
Salvatore Ferragamo SpA	627	18,018
Saras SpA	5,665	13,960
Snam SpA	25,415	123,744
Societa Cattolica di Assicurazioni SCRL	1,745	14,988
Societa Iniziative Autostradali e Servizi SpA	855	12,774
Sogefi SpA *	562	2,922
Tamburi Investment Partners SpA	992	6,843
Technogym SpA, 144A	715	6,235
Telecom Italia SpA *	127,896	122,488
Telecom Italia SpA-RSP	68,537	53,237
Terna Rete Elettrica Nazionale SpA	14,312	84,507
Tod’s SpA (a)	116	8,292
UniCredit SpA *	21,985	447,279
Unione di Banche Italiane SpA	11,649	53,778
Unipol Gruppo Finanziario SpA	3,199	13,832
UnipolSai Assicurazioni SpA	11,653	26,454
Yoox Net-A-Porter Group SpA *(a)	313	10,292

Zignago Vetro SpA	163	1,482

		4,402,994

Luxembourg - 0.9%
APERAM SA	546	28,817
ArcelorMittal *	7,248	193,621
Eurofins Scientific SE	124	70,870
Grand City Properties SA	1,176	25,619
RTL Group SA	423	32,102
SES SA	4,084	93,371
Tenaris SA	5,313	71,028

		515,428

Netherlands - 8.6%
Aalberts Industries NV	947	42,135
ABN AMRO Group NV, 144A	4,221	118,286
Accell Group	277	8,504
Aegon NV	18,272	104,322
Akzo Nobel NV	2,768	253,068
Altice NV, Class A *	5,202	119,953
Altice NV, Class B *	1,043	24,119
AMG Advanced Metallurgical Group NV	275	9,892
Arcadis NV	853	18,532
ASM International NV	566	33,272
ASML Holding NV	4,097	636,483
ASR Nederland NV	1,325	51,350
Basic-Fit NV, 144A*	330	6,213
BE Semiconductor Industries NV	413	26,771
BinckBank NV	830	4,195
Boskalis Westminster	1,086	35,488
Brunel International NV	284	3,787
Corbion NV	670	20,195
Eurocommercial Properties NV	546	23,399
Euronext NV, 144A	654	37,585
EXOR NV	1,246	79,950
Flow Traders, 144A	316	8,575
ForFarmers NV	251	3,124
Fugro NV *	923	11,719
Gemalto NV	916	49,501
Heineken Holding NV	1,140	112,559
Heineken NV	2,529	265,328
IMCD Group NV	606	35,641
ING Groep NV	42,615	755,891
Intertrust NV, 144A	521	8,373
InterXion Holding NV *	812	42,102
Kendrion NV	147	6,250
Koninklijke Ahold Delhaize NV	14,063	252,793
Koninklijke BAM Groep NV	1,284	7,701
Koninklijke DSM NV (a)	1,991	151,052
Koninklijke KPN NV	38,272	135,361
Koninklijke Philips NV	10,052	380,292
Koninklijke Vopak NV	796	33,692
NN Group NV	3,386	134,369
NSI NV REIT	223	8,601
NXP Semiconductors NV *	3,824	431,959
OCI NV *	845	16,030
Philips Lighting NV, 144A	1,028	37,937
PostNL NV	5,108	20,334
QIAGEN NV *	2,465	79,098
Randstad Holding NV	1,339	78,274
Refresco Group NV, 144A	658	12,795
SBM Offshore NV	1,967	31,483
SIF Holding NV	113	2,125
Takeaway.com Holding BV, 144A*	204	9,471
TKH Group NV	446	26,292
TomTom NV *	1,247	13,010
Vastned Retail NV REIT	196	9,068
Wereldhave NV REIT	448	21,930
Wessanen	852	14,864
Wolters Kluwer NV	3,393	148,218

		5,013,311

Portugal - 0.6%
Altri SGPS SA	898	3,923
Banco Comercial Portugues SA, Class R *	111,420	29,632
Corticeira Amorim SGPS SA	324	4,411
CTT-Correios de Portugal SA	1,532	9,496
EDP - Energias de Portugal SA	26,787	102,840
Galp Energia SGPS SA	5,642	93,427
Jeronimo Martins SGPS SA	2,843	56,723
Mota-Engil SGPS SA	1,239	3,580
Navigator Co. SA	1,295	5,527
NOS SGPS SA	2,790	17,866
REN - Redes Energeticas Nacionais SGPS SA	2,767	9,091
Semapa-Sociedade de Investimento e Gestao	282	5,094
Sonae SGPS SA	7,839	8,781

		350,391

Spain - 10.3%
Abengoa SA, Class B *	7,917	132
Abertis Infraestructuras SA	7,610	154,008
Acciona SA	340	29,057
Acerinox SA	1,968	28,067
ACS Actividades de Construccion y Servicios SA	2,403	90,854
Aena SA, 144A	741	144,712
Almirall SA	665	6,824

Amadeus IT Group SA	4,835	299,705
Applus Services SA	773	9,925
Atresmedia Corp. de Medios de Comunicacion SA	1,012	10,541
Axiare Patrimonio SOCIMI SA REIT	756	14,418
Banco Bilbao Vizcaya Argentaria SA	73,183	646,609
Banco de Sabadell SA	60,271	132,521
Banco Santander SA	176,053	1,144,108
Bankia SA	11,508	56,018
Bankinter SA	7,661	73,051
Bolsas y Mercados Espanoles SHMSF SA	855	30,810
CaixaBank SA	39,390	203,416
Cellnex Telecom SA, 144A	1,708	38,155
Cia de Distribucion Integral Logista Holdings SA	489	12,114
CIE Automotive SA	552	13,833
Codere SA *	10,907	5,713
Construcciones y Auxiliar de Ferrocarriles SA	236	9,833
Corp. Financiera Alba SA	187	11,197
Distribuidora Internacional de Alimentacion SA	7,008	44,350
Ebro Foods SA	750	17,883
Enagas SA	2,512	74,027
Ence Energia y Celulosa SA	1,748	7,647
Endesa SA	3,570	86,124
Euskaltel SA, 144A	969	9,875
Faes Farma SA	2,927	9,600
Ferrovial SA	5,138	117,101
Fomento de Construcciones y Contratas SA *	918	9,669
Gas Natural SDG SA	3,978	96,701
Global Dominion Access SA, 144A*	711	3,411
Grifols SA	3,331	94,178
Grupo Catalana Occidente SA	511	21,595
Hispania Activos Inmobiliarios SOCIMI SA REIT	1,318	24,531
Iberdrola SA	63,413	517,936
Indra Sistemas SA *	1,309	20,601
Industria de Diseno Textil SA	11,789	447,901
Inmobiliaria Colonial SA	2,953	28,844
Lar Espana Real Estate Socimi SA REIT	1,082	10,822
Liberbank SA *	5,002	6,074
Mapfre SA	10,369	36,698
Mediaset Espana Comunicacion SA	1,877	21,764
Melia Hotels International SA	1,303	19,149
Merlin Properties Socimi SA REIT	3,927	54,112
Miquel y Costas & Miquel SA	107	4,026
NH Hotel Group SA	2,324	15,133
Obrascon Huarte Lain SA *	1,199	5,107
Papeles y Cartones de Europa SA	496	4,231
Pharma Mar SA *	2,239	10,129
Promotora de Informaciones SA, Class A *	729	2,495
Prosegur Cia de Seguridad SA	3,143	21,402
Realia Business SA *	3,043	3,985
Red Electrica Corp. SA	4,751	106,697
Repsol SA	13,525	232,335
Sacyr SA *	4,338	12,224
Saeta Yield SA	566	6,836
Siemens Gamesa Renewable Energy SA	2,665	39,800
Talgo SA, 144A	1,210	7,096
Tecnicas Reunidas SA	377	13,091
Telefonica SA	49,059	529,065
Telepizza Group SA, 144A*	1,080	6,403
Tubacex SA *	1,286	4,623
Viscofan SA	450	27,160
Zardoya Otis SA	2,156	22,227

		6,020,279

Switzerland(e) - 0.2%
EDAG Engineering Group AG	135	1,878
STMicroelectronics NV	7,206	124,858

		126,736

United Kingdom(e) - 3.1%
CNH Industrial NV	11,549	131,023
Coca-Cola European Partners PLC	2,439	104,439
Dialog Semiconductor PLC *	886	40,275
Fiat Chrysler Automobiles NV *	11,739	176,779
International Consolidated Airlines Group SA	7,188	56,878
RELX NV	10,602	222,574
Stallergenes Greer PLC *	46	2,015
Unilever NV	17,879	1,064,414
VTTI Energy Partners LP	250	4,850
Zeal Network SE	95	2,736

		1,805,983

TOTAL COMMON STOCKS
(Cost $49,075,062)		56,612,963

PREFERRED STOCKS - 1.5%

Germany - 1.5%
Bayerische Motoren Werke AG	628	52,100
Biotest AG	247	6,851
Draegerwerk AG & Co. KGaA	90	9,625
FUCHS PETROLUB SE	576	32,022
Henkel AG & Co. KGaA	1,955	261,941
Jungheinrich AG	546	23,156
Porsche Automobil Holding SE	1,731	98,108
Sartorius AG	404	40,130
Schaeffler AG	1,870	26,357
Sixt SE	201	11,785
STO SE & Co. KGaA	34	4,831
Volkswagen AG	2,008	299,639

		866,545

TOTAL PREFERRED STOCKS
(Cost $813,026)		866,545

WARRANT - 0.0%
Spain - 0.0%
Abengoa SA *, expires 3/31/25
(Cost $43)	7,125	85

SECURITIES LENDING COLLATERAL - 0.4%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (c)(d)
(Cost 253,705)	253,705	253,705

TOTAL INVESTMENTS - 98.9%
(Cost $50,141,836)		$57,733,298
Other assets and liabilities, net - 1.1%		628,879

NET ASSETS - 100.0%		$58,362,177

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $221,251, which is 0.4% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Securities are listed in country of domicile and trade on exchanges within the Eurozone.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions in affiliated investments during the period ended August 31, 2017 is as follows:

	Value ($) at 5/31/17	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/ (Loss) ($)	Net change in unrealized Appreciation (Depreciation) ($)	Income ($)	Value ($) at 8/31/17
Deutsche Bank AG	457,212	—	(66,499)	(13,138)	(17,037)	—	360,538

At August 31, 2017 the Deutsche X-trackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$11,404,642	19.8%
Industrials	8,919,541	15.6
Consumer Discretionary	7,561,706	13.1
Consumer Staples	5,588,348	9.7
Health Care	4,830,456	8.4
Information Technology	4,785,348	8.3
Materials	4,692,100	8.2
Utilities	3,021,485	5.3
Energy	2,723,173	4.7
Telecommunication Services	2,309,615	4.0
Real Estate	1,643,179	2.9

Total	$57,479,593	100.0%

At August 31, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(f)
EURO STOXX Futures	EUR	22	$873,928	$896,741	9/15/2017	$(18,983)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Goldman Sachs & Co.	9/5/2017	EUR	185,000	USD	218,632	$—	$(1,661)
Goldman Sachs & Co.	9/5/2017	EUR	24,769,300	USD	29,254,525	—	(240,063)
JP Morgan & Chase Co.	9/5/2017	EUR	78,000	USD	92,531	—	(350)
JP Morgan & Chase Co.	9/5/2017	EUR	24,973,000	USD	29,494,317	—	(242,832)
Goldman Sachs & Co.	9/5/2017	USD	153,206	EUR	129,000	404	—
Goldman Sachs & Co.	9/5/2017	USD	29,514,799	EUR	24,825,300	46,472	—
JP Morgan & Chase Co.	9/5/2017	USD	28,484,855	EUR	23,959,000	44,850	—
JP Morgan & Chase Co.	9/5/2017	USD	1,289,783	EUR	1,092,000	10,540	—
Goldman Sachs & Co.	10/4/2017	EUR	24,825,300	USD	29,559,956	—	(48,051)
JP Morgan & Chase Co.	10/4/2017	EUR	23,959,000	USD	28,528,861	—	(45,950)
JP Morgan & Chase Co.	10/4/2017	EUR	275,000	USD	327,978	—	(2)
JP Morgan & Chase Co.	10/4/2017	USD	1,706,409	EUR	1,433,000	2,665	—

Total unrealized appreciation (depreciation)						$104,931	$(578,909)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$56,612,963	$—	$—	$56,612,963
Preferred Stock	866,545	—	—	866,545
Short-Term Investments	253,705	—	—	253,705
Warrant	85	—	—	85
Derivatives (i)
Forward Foreign Currency Exchange Contracts	—	104,931	—	104,931

TOTAL	$57,733,298	$104,931	$—	$57,838,229

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Exchange Contracts	$—	$(578,909)	$—	$(578,909)
Futures Contracts	(18,983)	—	—	(18,983)

TOTAL	$(18,983)	$(578,909)	$—	$(597,892)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 91.9%
Consumer Discretionary - 14.4%
adidas AG	6,699	$1,503,650
Axel Springer SE	1,728	106,969
Bayerische Motoren Werke AG	11,780	1,093,831
Continental AG	3,914	883,192
Daimler AG	34,258	2,497,104
HUGO BOSS AG	2,254	190,807
ProSiebenSat.1 Media SE	8,290	278,103
RTL Group SA	1,376	104,426
Volkswagen AG	1,147	177,030
Zalando SE, 144A*	3,961	187,601

		7,022,713

Consumer Staples - 2.0%
Beiersdorf AG	3,586	382,839
Henkel AG & Co. KGaA	3,711	449,285
METRO AG*	6,402	125,141

		957,265

Financials - 14.9%
Allianz SE	16,260	3,479,364
Commerzbank AG*	37,855	470,472
Deutsche Bank AG(a)	73,534	1,179,142
Deutsche Boerse AG	6,867	734,016
Hannover Rueck SE	2,165	262,371
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,516	1,138,633

		7,263,998

Health Care - 13.3%
Bayer AG	29,422	3,765,226
Fresenius Medical Care AG & Co. KGaA	7,652	715,080
Fresenius SE & Co. KGaA	14,774	1,250,308
Merck KGaA	4,598	505,002
QIAGEN NV*	7,635	244,996

		6,480,612

Industrials - 13.6%
Brenntag AG	5,494	291,142
Deutsche Lufthansa AG	8,340	209,190
Deutsche Post AG	34,544	1,432,925
Fraport AG Frankfurt Airport Services Worldwide	1,479	145,942
GEA Group AG	6,504	286,479
HOCHTIEF AG	686	120,905
KION Group AG	2,520	229,855
MAN SE	1,251	140,451
OSRAM Licht AG	3,007	246,926
Siemens AG	27,218	3,557,697

		6,661,512

Information Technology - 10.0%
Infineon Technologies AG	40,396	931,490
SAP SE	34,967	3,667,285
United Internet AG	4,418	262,181

		4,860,956

Materials - 13.4%
BASF SE	32,679	3,165,508
Covestro AG, 144A	3,963	311,418
Evonik Industries AG	5,791	187,721
HeidelbergCement AG	5,295	508,371
K+S AG	6,849	163,231
LANXESS AG	3,288	245,224
Linde AG	6,608	1,266,897
Symrise AG	4,388	320,734
thyssenkrupp AG	13,045	391,185

		6,560,289

Real Estate - 2.5%
Deutsche Wohnen SE	12,615	535,825
Vonovia SE	16,759	708,350

		1,244,175

Telecommunication Services - 4.6%
Deutsche Telekom AG	116,481	2,102,154
Telefonica Deutschland Holding AG	26,446	143,120

		2,245,274

Utilities - 3.2%
E.ON SE	78,314	885,207
Innogy SE, 144A	4,950	218,178
RWE AG *	18,374	458,354

		1,561,739

TOTAL COMMON STOCKS
(Cost $42,564,616)		44,858,533

PREFERRED STOCKS - 5.2%
Consumer Discretionary - 3.2%
Bayerische Motoren Werke AG	1,946	161,445
Porsche Automobil Holding SE	5,447	308,721
Schaeffler AG	5,906	83,244
Volkswagen AG	6,603	985,317

		1,538,727

Consumer Staples - 1.7%
Henkel AG & Co. KGaA	6,339	849,330

Materials - 0.3%
FUCHS PETROLUB SE	2,476	137,651
TOTAL PREFERRED STOCKS
(Cost $3,325,122)		2,525,708

TOTAL INVESTMENTS - 97.1%
(Cost $45,889,738)		$47,384,241
Other assets and liabilities, net - 2.9%		1,427,981

NET ASSETS - 100.0%		$48,812,222

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions in affiliated investments during the period ended August 31, 2017 is as follows:

	Value ($) at 5/31/17	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/ (Loss) ($)	Net change in unrealized Appreciation (Depreciation) ($)	Income ($)	Value ($) at 8/31/17
Deutsche Bank AG	1,723,784	71,729	(503,910)	(247,436)	134,975	—	1,179,142

At August 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(b)
DAX Index Futures	EUR	3	$1,065,630	$1,077,296	9/15/2017	$(54,067)
DAX MINI Futures	EUR	4	286,021	287,279	9/15/2017	970

Total net unrealized depreciation						$(53,097)

(b)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(c)	Unrealized Depreciation(c)
Goldman Sachs & Co.	9/5/2017	EUR	12,606,534	USD	14,889,325	$—	$(122,182)
RBC Capital Markets	9/5/2017	EUR	16,984,433	USD	20,058,242	—	(166,345)
The Bank of Nova Scotia	9/5/2017	EUR	17,242,333	USD	20,363,023	—	(168,664)
The Bank of Nova Scotia	9/5/2017	EUR	412,000	USD	487,013	—	(3,585)
Goldman Sachs & Co.	9/5/2017	USD	14,987,908	EUR	12,606,534	23,599	—
RBC Capital Markets	9/5/2017	USD	475,037	EUR	400,000	1,272	—
RBC Capital Markets	9/5/2017	USD	19,717,232	EUR	16,584,433	31,045	—
The Bank of Nova Scotia	9/5/2017	USD	14,612,690	EUR	12,290,933	23,008	—
The Bank of Nova Scotia	9/5/2017	USD	3,999,446	EUR	3,363,400	5,597	—
The Bank of Nova Scotia	9/5/2017	USD	237,178	EUR	200,000	976	—
The Bank of Nova Scotia	9/5/2017	USD	2,125,930	EUR	1,800,000	17,460	—
Goldman Sachs & Co.	10/4/2017	EUR	12,606,534	USD	15,010,840	—	(24,401)
RBC Capital Markets	10/4/2017	EUR	16,584,433	USD	19,747,665	—	(31,835)
The Bank of Nova Scotia	10/4/2017	EUR	563,000	USD	671,231	—	(234)
The Bank of Nova Scotia	10/4/2017	EUR	12,290,933	USD	14,635,121	—	(23,716)
The Bank of Nova Scotia	10/4/2017	USD	2,024,326	EUR	1,700,000	3,187	—

Total unrealized appreciation (depreciation)						$106,144	$(540,962)

(c)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$44,858,533	$—	$—	$44,858,533
Preferred Stocks (d)	2,525,708	—	—	2,525,708
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	106,144	—	106,144
Futures Contracts	970	—	—	970

TOTAL	$47,385,211	$106,144	$—	$47,491,355

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(540,962)	$—	$(540,962)
Futures Contracts	(54,067)	—	—	(54,067)

TOTAL	$(54,067)	$(540,962)	$—	$(595,029)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended of August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.9%
Consumer Discretionary - 19.6%
ABC-Mart, Inc.	17,911	$920,518
Aisin Seiki Co. Ltd.	93,023	4,679,285
Asics Corp.	84,315	1,270,841
Bandai Namco Holdings, Inc.	105,107	3,523,166
Benesse Holdings, Inc.	36,588	1,407,807
Bridgestone Corp.	340,507	14,616,387
Casio Computer Co. Ltd.(a)	104,492	1,477,060
Denso Corp.	249,710	12,120,367
Dentsu, Inc.	114,036	4,771,598
Don Quijote Holdings Co. Ltd.	61,750	2,345,079
Fast Retailing Co. Ltd.(a)	28,289	8,098,011
Hakuhodo DY Holdings, Inc.	122,180	1,663,742
Hikari Tsushin, Inc.	11,752	1,458,110
Honda Motor Co. Ltd.	901,745	25,271,991
Iida Group Holdings Co. Ltd.	78,866	1,340,797
Isetan Mitsukoshi Holdings Ltd.	177,575	1,828,489
Isuzu Motors Ltd.	290,395	3,798,499
J. Front Retailing Co. Ltd.	123,300	1,721,613
Koito Manufacturing Co. Ltd.	59,672	3,718,135
Marui Group Co. Ltd.	105,702	1,479,741
Mazda Motor Corp.	298,704	4,398,979
McDonald’s Holdings Co. Japan Ltd.	35,719	1,587,186
Mitsubishi Motors Corp.	351,938	2,599,478
NGK Spark Plug Co. Ltd.	88,690	1,690,140
Nikon Corp.	178,759	2,948,015
Nissan Motor Co. Ltd.	1,216,847	12,098,183
Nitori Holdings Co. Ltd.	41,147	6,355,356
NOK Corp.	49,190	1,106,982
Oriental Land Co. Ltd.	114,625	8,611,342
Panasonic Corp.	1,156,344	15,414,764
Rakuten, Inc.	487,338	5,787,236
Rinnai Corp.	18,155	1,577,116
Ryohin Keikaku Co. Ltd.	12,770	3,542,866
Sankyo Co. Ltd.	24,153	788,732
Sega Sammy Holdings, Inc.	91,588	1,316,315
Sekisui Chemical Co. Ltd.	216,052	4,028,804
Sekisui House Ltd.	315,552	5,465,148
Sharp Corp.*(a)	781,565	2,346,081
Shimamura Co. Ltd.	11,870	1,448,996
Shimano, Inc.	38,984	5,269,498
Sony Corp.	662,080	26,119,443
Stanley Electric Co. Ltd.	74,646	2,478,355
Start Today Co. Ltd.	99,834	3,105,765
Subaru Corp.	321,817	11,287,819
Sumitomo Electric Industries Ltd.	396,713	6,214,034
Sumitomo Rubber Industries Ltd.	92,430	1,532,723
Suzuki Motor Corp.	180,312	9,063,575
Takashimaya Co. Ltd.	164,524	1,510,026
Toho Co. Ltd.	58,898	2,188,551
Toyoda Gosei Co. Ltd.	35,963	838,433
Toyota Industries Corp.	86,299	4,600,101
Toyota Motor Corp.	1,366,973	76,881,740
USS Co. Ltd.	116,118	2,282,540
Yamada Denki Co. Ltd.	332,547	1,799,841
Yamaha Corp.	87,907	3,062,572
Yamaha Motor Co. Ltd.	147,524	4,173,372
Yokohama Rubber Co. Ltd.	62,246	1,152,232

		344,183,575

Consumer Staples - 7.7%
Aeon Co. Ltd.(a)	319,502	4,713,988
Ajinomoto Co., Inc.	284,701	5,623,580
Asahi Group Holdings Ltd.	203,297	8,856,045
Calbee, Inc.	42,108	1,440,179
Coca-Cola Bottlers Japan, Inc.	64,100	2,198,181
FamilyMart UNY Holdings Co. Ltd. (a)	43,034	2,333,039
Japan Tobacco, Inc.	576,389	19,734,645
Kao Corp.	258,884	16,159,203
Kikkoman Corp.	77,148	2,417,564
Kirin Holdings Co. Ltd.	454,989	10,332,288
Kose Corp.	16,188	2,032,059
Lawson, Inc.(a)	26,769	1,799,453
Lion Corp.	120,088	2,387,887
MEIJI Holdings Co. Ltd.	63,493	5,059,341
NH Foods Ltd.	92,622	2,721,327
Nisshin Seifun Group, Inc.	104,875	1,823,042
Nissin Foods Holdings Co. Ltd.	31,370	1,934,676
Pola Orbis Holdings, Inc.	47,379	1,523,489
Seven & i Holdings Co. Ltd.	395,002	15,683,665
Shiseido Co. Ltd.	199,407	8,269,400
Sundrug Co. Ltd.	38,557	1,597,554
Suntory Beverage & Food Ltd.	73,136	3,379,551
Toyo Suisan Kaisha Ltd.	46,712	1,727,241
Tsuruha Holdings, Inc.	19,597	2,333,422
Unicharm Corp.	212,674	5,004,663
Yakult Honsha Co. Ltd.	45,338	3,142,544
Yamazaki Baking Co. Ltd.	68,306	1,294,853

		135,522,879

Energy - 0.9%
Idemitsu Kosan Co. Ltd.	70,912	1,732,566
Inpex Corp.	501,144	4,791,034
JXTG Holdings, Inc.	1,624,437	7,866,924

Showa Shell Sekiyu KK	102,314	1,121,466

		15,511,990

Financials - 12.0%
Acom Co. Ltd.*	219,374	897,970
AEON Financial Service Co. Ltd.	54,672	1,159,234
Aozora Bank Ltd.	585,922	2,217,161
Bank of Kyoto Ltd.	163,524	1,512,748
Chiba Bank Ltd.	362,560	2,427,290
Chugoku Bank Ltd.	87,930	1,185,357
Concordia Financial Group Ltd.	648,238	3,100,999
Credit Saison Co. Ltd.	74,092	1,344,554
Dai-ichi Life Holdings, Inc.	566,519	9,121,196
Daiwa Securities Group, Inc.	872,944	4,778,621
Fukuoka Financial Group, Inc.	403,742	1,773,843
Hachijuni Bank Ltd.	212,216	1,293,353
Hiroshima Bank Ltd.	258,588	1,039,668
Japan Exchange Group, Inc.	274,032	4,668,776
Japan Post Bank Co. Ltd.	212,525	2,706,463
Japan Post Holdings Co. Ltd.	235,370	2,924,596
Kyushu Financial Group, Inc.	186,838	1,138,686
Mebuki Financial Group, Inc.	525,162	1,863,039
Mitsubishi UFJ Financial Group, Inc.	6,308,942	38,685,203
Mitsubishi UFJ Lease & Finance Co. Ltd.	228,116	1,153,704
Mizuho Financial Group, Inc.	12,653,972	21,766,190
MS&AD Insurance Group Holdings, Inc.	249,189	8,225,832
Nomura Holdings, Inc.	1,905,977	10,619,101
ORIX Corp.	695,327	11,128,648
Resona Holdings, Inc.	1,169,876	5,837,940
SBI Holdings, Inc. (a)	110,199	1,531,669
Seven Bank Ltd.	298,304	1,131,512
Shinsei Bank Ltd.	887,470	1,420,792
Shizuoka Bank Ltd.	281,982	2,464,954
Sompo Holdings, Inc.	185,775	6,987,580
Sony Financial Holdings, Inc.	93,982	1,489,213
Sumitomo Mitsui Financial Group, Inc.	704,072	26,347,862
Sumitomo Mitsui Trust Holdings, Inc.	174,762	6,050,340
Suruga Bank Ltd.	94,982	2,032,089
T&D Holdings, Inc.	287,649	3,947,046
Tokio Marine Holdings, Inc.	357,371	14,270,785
Yamaguchi Financial Group, Inc.	91,464	1,034,986

		211,279,000

Health Care - 7.1%
Alfresa Holdings Corp.	101,690	1,913,827
Astellas Pharma, Inc.	1,086,735	13,676,244
Chugai Pharmaceutical Co. Ltd.	117,945	4,795,690
CYBERDYNE, Inc.*(a)	52,668	692,754
Daiichi Sankyo Co. Ltd.	297,861	7,041,804
Eisai Co. Ltd.	139,212	7,210,380
Hisamitsu Pharmaceutical Co., Inc.	33,206	1,597,851
Hoya Corp.	204,686	11,720,547
Kyowa Hakko Kirin Co. Ltd.	133,160	2,338,946
M3, Inc.	109,842	2,854,583
Medipal Holdings Corp.	90,982	1,604,713
Miraca Holdings, Inc.	30,933	1,405,470
Mitsubishi Tanabe Pharma Corp.	118,461	2,909,398
Olympus Corp.	152,294	5,257,250
Ono Pharmaceutical Co. Ltd.	217,083	4,425,188
Otsuka Holdings Co. Ltd.	205,000	8,258,926
Santen Pharmaceutical Co. Ltd.	192,274	2,983,758
Shionogi & Co. Ltd.	154,808	8,160,389
Sumitomo Dainippon Pharma Co. Ltd. (a)	87,148	1,184,328
Suzuken Co. Ltd.	34,332	1,250,736
Sysmex Corp.	81,844	5,047,549
Taisho Pharmaceutical Holdings Co. Ltd.	17,246	1,345,983
Takeda Pharmaceutical Co. Ltd.	372,723	20,603,426
Terumo Corp.	168,951	6,531,512

		124,811,252

Industrials - 20.2%
Amada Holdings Co. Ltd.	180,634	1,983,220
ANA Holdings, Inc.	570,188	2,115,092
Asahi Glass Co. Ltd.	106,362	4,150,571
Central Japan Railway Co.	75,326	12,765,028
Dai Nippon Printing Co. Ltd.	285,486	3,370,727
Daikin Industries Ltd.	129,948	12,996,573
East Japan Railway Co.	173,385	15,905,651
FANUC Corp.	101,789	19,758,742
Fuji Electric Co. Ltd.	303,031	1,670,412
Hankyu Hanshin Holdings, Inc.	123,540	4,708,533
Hino Motors Ltd.	132,560	1,522,930
Hitachi Construction Machinery Co. Ltd.	51,120	1,443,831
Hoshizaki Corp.	28,454	2,476,962
IHI Corp.*	786,686	2,604,755
ITOCHU Corp.	786,388	12,847,163
Japan Airlines Co. Ltd.	59,554	2,046,619
Japan Airport Terminal Co. Ltd.	25,135	912,254
JGC Corp.	109,515	1,760,249
JTEKT Corp.	121,284	1,622,857
Kajima Corp.	464,153	4,260,066
Kamigumi Co. Ltd.	127,484	1,411,271
Kawasaki Heavy Industries Ltd.	744,932	2,290,326
Keihan Holdings Co. Ltd.	262,022	1,580,212

Industrials (Continued)
Keikyu Corp.	251,563	2,672,721
Keio Corp.	315,684	2,627,470
Keisei Electric Railway Co. Ltd.	72,384	1,971,984
Kintetsu Group Holdings Co. Ltd.	959,100	3,620,562
Komatsu Ltd.	485,037	13,125,802
Kubota Corp.	553,863	9,592,533
Kurita Water Industries Ltd.	52,442	1,509,792
Kyushu Railway Co.	85,200	2,666,012
LIXIL Group Corp.	137,816	3,615,421
Mabuchi Motor Co. Ltd.	26,448	1,248,603
Makita Corp.	119,944	4,816,962
Marubeni Corp.	871,987	5,674,439
MINEBEA MITSUMI, Inc.	202,524	3,328,884
MISUMI Group, Inc.	143,920	3,693,076
Mitsubishi Corp.	792,191	18,328,447
Mitsubishi Electric Corp.	1,014,026	15,007,234
Mitsubishi Heavy Industries Ltd.	1,681,024	6,436,012
Mitsui & Co. Ltd.	897,171	13,420,637
Mitsui OSK Lines Ltd.	560,084	1,798,423
Nabtesco Corp.	54,672	1,912,165
Nagoya Railroad Co. Ltd. (a)	483,006	2,161,631
NGK Insulators Ltd.	135,064	2,522,276
Nidec Corp.	125,645	14,240,567
Nippon Express Co. Ltd.	434,392	2,999,077
Nippon Yusen KK*	855,120	1,695,694
NSK Ltd.	206,098	2,446,517
Obayashi Corp.	340,408	4,016,093
Odakyu Electric Railway Co. Ltd.	154,877	3,000,755
Park24 Co. Ltd.	58,268	1,400,849
Recruit Holdings Co. Ltd.	578,868	11,536,815
Secom Co. Ltd.	110,472	8,201,869
Seibu Holdings, Inc.	93,730	1,612,257
Shimizu Corp.	294,168	3,039,749
SMC Corp.	30,058	10,310,521
Sohgo Security Services Co. Ltd.	37,722	1,648,740
Sumitomo Corp.	626,573	8,871,250
Sumitomo Heavy Industries Ltd.	310,294	2,314,468
Taisei Corp.	534,763	5,365,385
THK Co. Ltd.	60,176	2,008,877
Tobu Railway Co. Ltd.	508,952	2,814,780
Tokyu Corp.	283,222	4,122,028
Toppan Printing Co. Ltd.	285,478	2,859,065
Toshiba Corp.*	2,119,234	5,898,809
TOTO Ltd.	74,938	2,852,736
Toyota Tsusho Corp.	113,431	3,492,645
West Japan Railway Co.	86,479	6,286,021
Yamato Holdings Co. Ltd.	183,617	3,915,025

		354,905,722

Information Technology - 12.4%
Alps Electric Co. Ltd.	104,442	2,869,103
Brother Industries Ltd.	120,922	2,866,446
Canon, Inc.	559,197	19,603,814
DeNA Co. Ltd.	54,716	1,170,619
Disco Corp.	15,600	2,796,889
FUJIFILM Holdings Corp.	216,657	8,517,684
Fujitsu Ltd.	1,034,405	7,669,473
Hamamatsu Photonics KK	75,488	2,338,078
Hirose Electric Co. Ltd.	17,378	2,405,905
Hitachi High-Technologies Corp.	37,370	1,334,218
Hitachi Ltd.	2,530,671	17,425,915
Kakaku.com, Inc.	75,036	934,409
Keyence Corp.	51,043	26,585,911
Konami Holdings Corp.	48,964	2,552,087
Konica Minolta, Inc.	243,980	1,948,555
Kyocera Corp.	168,108	10,092,444
LINE Corp.*(a)	23,447	827,529
Mixi, Inc.	24,476	1,304,674
Murata Manufacturing Co. Ltd.	100,515	15,397,031
NEC Corp.	1,338,938	3,544,194
Nexon Co. Ltd.*	97,182	2,424,799
Nintendo Co. Ltd.	59,400	19,797,298
Nippon Electric Glass Co. Ltd.	44,268	1,683,179
Nomura Research Institute Ltd.	68,174	2,654,157
NTT Data Corp.	322,240	3,482,250
Obic Co. Ltd.	35,162	2,203,722
Omron Corp.	101,317	5,087,277
Oracle Corp.	20,772	1,536,147
Otsuka Corp.	28,380	1,879,351
Renesas Electronics Corp.*	262,200	2,645,016
Ricoh Co. Ltd.	364,334	3,648,808
Rohm Co. Ltd.	49,712	3,870,785
Seiko Epson Corp.	147,424	3,782,991
Shimadzu Corp.	133,936	2,462,225
TDK Corp.	67,728	4,540,459
Tokyo Electron Ltd.	82,114	11,547,573
Trend Micro, Inc.	63,072	2,920,239
Yahoo Japan Corp.	747,728	3,427,979
Yaskawa Electric Corp.	129,582	3,925,120
Yokogawa Electric Corp.	121,308	1,890,213

		217,594,566

Materials - 6.6%
Air Water, Inc.	80,104	1,477,700
Asahi Kasei Corp.	658,084	7,883,719
Daicel Corp.	147,546	1,880,311
Hitachi Chemical Co. Ltd.	48,694	1,318,173
Hitachi Metals Ltd.	114,746	1,533,287
JFE Holdings, Inc.	274,819	5,429,635

JSR Corp.	101,651	1,980,593
Kaneka Corp.	155,186	1,208,343
Kansai Paint Co. Ltd.	110,006	2,790,801
Kobe Steel Ltd.*	163,666	1,971,108
Kuraray Co. Ltd.	187,221	3,555,896
Maruichi Steel Tube Ltd.	30,232	895,121
Mitsubishi Chemical Holdings Corp.	751,376	6,991,928
Mitsubishi Gas Chemical Co., Inc.	96,476	2,394,897
Mitsubishi Materials Corp.	54,072	1,940,365
Mitsui Chemicals, Inc.	483,406	2,893,357
Nippon Paint Holdings Co. Ltd.	85,363	2,911,823
Nippon Steel & Sumitomo Metal Corp.	398,937	9,523,902
Nissan Chemical Industries Ltd.	62,002	2,078,295
Nitto Denko Corp.	86,518	7,632,251
Oji Holdings Corp.	451,184	2,368,064
Shin-Etsu Chemical Co. Ltd.	204,231	18,064,695
Sumitomo Chemical Co. Ltd.	826,356	4,953,551
Sumitomo Metal Mining Co. Ltd.	259,410	4,471,569
Taiheiyo Cement Corp.	603,786	2,328,697
Taiyo Nippon Sanso Corp.	66,780	779,358
Teijin Ltd.	99,559	2,021,337
Toray Industries, Inc.	769,442	7,328,019
Tosoh Corp.	317,000	3,719,743
Toyo Seikan Group Holdings Ltd.	86,926	1,433,546

		115,760,084

Real Estate - 4.1%
Aeon Mall Co. Ltd.	55,422	996,169
Daito Trust Construction Co. Ltd.	36,351	6,442,891
Daiwa House Industry Co. Ltd.	297,417	10,407,634
Daiwa House REIT Investment Corp. REIT	715	1,748,233
Hulic Co. Ltd.	160,310	1,588,007
Japan Prime Realty Investment Corp. REIT	435	1,562,969
Japan Real Estate Investment Corp. REIT	649	3,364,988
Japan Retail Fund Investment Corp. REIT	1,398	2,572,569
Mitsubishi Estate Co. Ltd.	656,324	11,307,388
Mitsui Fudosan Co. Ltd.	468,082	10,125,065
Nippon Building Fund, Inc. REIT	703	3,740,892
Nippon Prologis REIT, Inc. REIT	974	2,115,716
Nomura Real Estate Holdings, Inc.	63,028	1,302,011
Nomura Real Estate Master Fund, Inc. REIT	2,010	2,656,597
Sumitomo Realty & Development Co. Ltd.	190,750	5,772,732
Tokyo Tatemono Co. Ltd.	109,958	1,354,283
Tokyu Fudosan Holdings Corp.	272,027	1,623,229
United Urban Investment Corp. REIT	1,583	2,388,864

		71,070,237

Telecommunication Services - 5.4%
KDDI Corp.	951,315	25,674,731
Nippon Telegraph & Telephone Corp.	362,176	18,014,084
NTT DOCOMO, Inc.	716,905	16,651,812
SoftBank Group Corp.	432,593	35,107,971

		95,448,598

Utilities - 1.9%
Chubu Electric Power Co., Inc.	337,734	4,414,643
Chugoku Electric Power Co., Inc.	146,368	1,688,221
Electric Power Development Co. Ltd.	78,266	2,142,909
Kansai Electric Power Co., Inc.	369,307	5,173,355
Kyushu Electric Power Co., Inc.	226,090	2,657,100
Osaka Gas Co. Ltd.	982,448	3,843,643
Toho Gas Co. Ltd.	201,143	1,326,499
Tohoku Electric Power Co., Inc.	237,321	3,246,744
Tokyo Electric Power Co. Holdings, Inc.*	764,184	3,093,299
Tokyo Gas Co. Ltd.	1,027,326	5,449,916

		33,036,329

TOTAL COMMON STOCKS
(Cost $1,575,818,842)		1,719,124,232

SECURITIES LENDING COLLATERAL - 1.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (b)(c)
(Cost $25,884,253)	25,884,253	25,884,253

TOTAL INVESTMENTS - 99.4%
(Cost $1,601,703,095)		$1,745,008,485
Other assets and liabilities, net - 0.6%		11,753,686

NET ASSETS - 100.0%		$1,756,762,171

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $22,055,817, which is 1.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

At August 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
JPX Nikkei Index 400	JPY	65	$840,827	$849,343	9/07/2017	$11,888
Nikkei 225 Futures	JPY	153	27,262,266	27,403,193	9/07/2017	(489,072)
Nikkei 225 Mini Futures	JPY	54	977,206	967,171	9/07/2017	(16,884)
TOPIX Index Futures	JPY	113	16,364,606	16,661,937	9/07/2017	198,835

Total net unrealized depreciation						$(295,233)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(e)	Unrealized Depreciation(e)
Goldman Sachs & Co.	9/5/2017	JPY	14,603,547,000	USD	132,344,438	$—	$(525,102)
JP Morgan & Chase Co.	9/5/2017	JPY	53,593,940,200	USD	485,720,031	—	(1,901,379)
RBC Capital Markets	9/5/2017	JPY	796,827,000	USD	7,240,150	—	(9,735)
RBC Capital Markets	9/5/2017	JPY	68,557,528,600	USD	621,304,447	—	(2,462,319)
The Bank of New York Mellon	9/5/2017	JPY	10,475,182,300	USD	94,933,772	—	(374,077)
The Bank of Nova Scotia	9/5/2017	JPY	47,405,682,400	USD	429,619,166	—	(1,698,734)
Goldman Sachs & Co.	9/5/2017	USD	125,181,719	JPY	13,777,500,000	172,079	—
Goldman Sachs & Co.	9/5/2017	USD	7,486,263	JPY	826,047,000	29,478	—
JP Morgan & Chase Co.	9/5/2017	USD	486,952,028	JPY	53,593,940,200	669,382	—
RBC Capital Markets	9/5/2017	USD	19,285,627	JPY	2,112,993,100	—	(60,680)

RBC Capital Markets	9/5/2017	USD	11,622,176	JPY	1,267,795,800	—	(87,208)
RBC Capital Markets	9/5/2017	USD	599,432,734	JPY	65,973,566,700	824,002	—
The Bank of New York Mellon	9/5/2017	USD	95,177,015	JPY	10,475,182,300	130,834	—
The Bank of Nova Scotia	9/5/2017	USD	430,725,808	JPY	47,405,682,400	592,092	—
Goldman Sachs & Co.	10/4/2017	JPY	13,777,500,000	USD	125,350,166	—	(176,127)
JP Morgan & Chase Co.	10/4/2017	JPY	53,593,940,200	USD	487,607,281	—	(685,125)
RBC Capital Markets	10/4/2017	JPY	65,973,566,700	USD	600,245,350	—	(837,375)
The Bank of New York Mellon	10/4/2017	JPY	10,475,182,300	USD	95,303,440	—	(135,558)
The Bank of Nova Scotia	10/4/2017	JPY	47,405,682,400	USD	431,309,718	—	(601,700)
RBC Capital Markets	10/4/2017	USD	25,202,122	JPY	2,769,814,000	33,551	—

Total unrealized appreciation (depreciation)						$2,451,418	$(9,555,119)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$1,719,124,232	$—	$—	$1,719,124,232
Short-Term Investments	25,884,253	—	—	25,884,253
Derivatives(g)
Forward Foreign Currency Exchange Contracts	—	2,451,418	—	2,451,418
Futures Contracts	210,723	—	—	210,723

TOTAL	$1,745,219,208	$2,451,418	$—	$1,747,670,626

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(9,555,119)	$—	$(9,555,119)
Futures Contracts	(505,956)	—	—	(505,956)

TOTAL	$(505,956)	$(9,555,119)	$—	$(10,061,075)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 7.6%
Alsea SAB de CV	9,974	$36,288
Consorcio ARA SAB de CV	22,048	7,510
El Puerto de Liverpool SAB de CV, Class C1	3,428	30,712
Grupo Televisa SAB, Series CPO	27,632	142,864
Hoteles City Express SAB de CV*	8,982	11,062
Rassini SAB de CV	1,671	7,730
TV Azteca SAB de CV, Series CPO	37,103	7,097

		243,263

Consumer Staples - 25.9%
Arca Continental SAB de CV	7,441	54,436
Coca-Cola Femsa SAB de CV, Series L	5,728	46,944
Fomento Economico Mexicano SAB de CV	28,782	288,041
Gruma SAB de CV, Class B	3,780	55,438
Grupo Bimbo SAB de CV, Series A	27,979	67,822
Grupo Comercial Chedraui SA de CV	7,116	15,244
Grupo Herdez SAB de CV	5,332	13,056
Grupo Lala SAB de CV	11,934	21,186
Industrias Bachoco SAB de CV, Series B	3,807	20,205
Kimberly-Clark de Mexico SAB de CV, Class A	26,548	52,118
La Comer SAB de CV*	11,697	11,639
Wal-Mart de Mexico SAB de CV	75,087	182,644

		828,773

Financials - 15.9%
Banregio Grupo Financiero SAB de CV	4,364	28,152
Bolsa Mexicana de Valores SAB de CV	8,419	14,555
Concentradora Hipotecaria SAPI de CV REIT	7,496	9,362
Credito Real SAB de CV, SOFOM, ER	5,391	10,059
Gentera SAB de CV	18,217	27,948
Grupo Financiero Banorte SAB de CV, Class O	36,706	250,301
Grupo Financiero Inbursa SAB de CV, Class O	39,611	66,243
Grupo Financiero Interacciones SA de CV, Class O	2,353	14,057
Grupo Financiero Santander Mexico SAB de CV, Class B	31,666	65,230
Qualitas Controladora SAB de CV	5,803	10,110
Unifin Financiera SAB de CV SOFOM ENR	3,640	12,525

		508,542

Health Care - 0.6%
Genomma Lab Internacional SAB de CV, Class B *	16,133	20,672

Industrials - 11.3%
Alfa SAB de CV, Class A	48,164	67,427
Controladora Vuela Cia de Aviacion SAB de CV, Class A*(a)	12,294	15,465
Elementia SAB de CV, 144A*(a)	8,099	11,365
Grupo Aeromexico SAB de CV*	5,813	11,747
Grupo Aeroportuario del Centro Norte SAB de CV	4,864	29,419
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,141	67,736
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,543	72,272
Grupo Carso SAB de CV, Series A1	8,396	33,928
Grupo Rotoplas SAB de CV*	4,457	7,414
Promotora y Operadora de Infraestructura SAB de CV	4,098	44,903

		361,676

Materials - 14.8%
Cemex SAB de CV, Series CPO*	209,341	195,651
Grupo Mexico SAB de CV, Series B	42,951	141,591
Industrias CH SAB de CV, Series B*	3,061	14,643
Industrias Penoles SAB de CV	2,412	62,667
Mexichem SAB de CV	18,521	49,329
Minera Frisco SAB de CV, Class A1*	15,567	10,735

		474,616

Real Estate - 5.9%
Concentradora Fibra Danhos SA de CV REIT	5,939	10,367
Concentradora Fibra Hotelera Mexicana SA de CV REIT	12,124	9,921
Corp. Inmobiliaria Vesta SAB de CV	10,996	16,163
Fibra Uno Administracion SA de CV REIT	43,760	78,052
Grupo GICSA SA de CV*	13,195	8,826
Macquarie Mexico Real Estate Management SA de CV REIT*	16,220	21,773

PLA Administradora Industrial S de RL de CV REIT*	16,020	27,239
Prologis Property Mexico SA de CV REIT(a)	8,015	16,317

		188,658

Telecommunication Services - 15.6%
America Movil SAB de CV, Series L	506,634	470,951
Axtel SAB de CV, Series CPO*	27,545	6,409
Telesites SAB de CV*	29,282	23,306

		500,666

Utilities - 1.4%
Infraestructura Energetica Nova SAB de CV	8,567	46,550

TOTAL COMMON STOCKS
(Cost $3,298,367)		3,173,416

EXCHANGE-TRADED FUND - 0.6%
iShares MSCI Mexico Capped ETF
(Cost $19,113)	350	19,764

SECURITIES LENDING COLLATERAL - 0.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (b)(c)
(Cost $22,535)	22,535	22,535

TOTAL INVESTMENTS - 100.3%
(Cost $3,340,015)		$3,215,715
Other assets and liabilities, net - (0.3%)		(10,399)

NET ASSETS - 100.0%		$3,205,316

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $21,429, which is 0.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CPO:	Ordinary Participation Certificates
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(d)	Unrealized Depreciation(d)
RBC Capital Markets	9/6/2017	MXN	32,221,800	USD	1,795,134	$—	$(5,310)
RBC Capital Markets	9/6/2017	MXN	402,000	USD	22,366	—	(96)
The Bank of Nova Scotia	9/6/2017	MXN	1,390,000	USD	77,436	—	(232)
The Bank of Nova Scotia	9/6/2017	MXN	39,000	USD	2,177	—	(2)
The Bank of Nova Scotia	9/6/2017	MXN	23,273,380	USD	1,296,751	—	(3,686)
RBC Capital Markets	9/6/2017	USD	1,830,191	MXN	32,623,800	—	(7,285)
The Bank of Nova Scotia	9/6/2017	USD	1,386,003	MXN	24,702,380	—	(5,718)
RBC Capital Markets	10/4/2017	MXN	32,623,800	USD	1,821,860	7,236	—
The Bank of Nova Scotia	10/4/2017	MXN	24,702,380	USD	1,379,655	5,641	—
The Bank of Nova Scotia	10/4/2017	MXN	100,000	USD	5,584	22	—
The Bank of Nova Scotia	10/4/2017	USD	23,712	MXN	425,000	—	(73)

Total unrealized appreciation (depreciation)						$12,899	$(22,402)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

MXN	Mexican Peso
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$3,173,416	$—	$—	$3,173,416
Exchange-Traded Fund	19,764	—	—	19,764
Short-Term Investments	22,535	—	—	22,535
Derivatives(f)
Forward Foreign Currency Exchange Contracts	—	12,899	—	12,899

TOTAL	$3,215,715	$12,899	$—	$3,228,614

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(f)
Forward Foreign Currency Exchange Contracts	$—	$(22,402)	$—	$(22,402)

TOTAL	$—	$(22,402)	$—	$(22,402)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.3%
Consumer Discretionary - 11.4%
Cheil Worldwide, Inc.	3,873	$65,260
CJ E&M Corp.	1,033	69,624
Coway Co. Ltd.	2,387	209,148
Hankook Tire Co. Ltd.	3,354	175,493
Hanon Systems	9,872	101,119
Hanssem Co. Ltd.	524	79,000
Hotel Shilla Co. Ltd.	1,782	97,823
Hyundai Department Store Co Ltd	828	70,934
Hyundai Mobis Co. Ltd.	2,818	589,791
Hyundai Motor Co.	6,325	788,101
Hyundai Wia Corp.	962	59,720
Kangwon Land, Inc.	5,347	163,596
Kia Motors Corp.	11,175	351,325
LG Electronics, Inc.	4,602	332,621
Lotte Shopping Co. Ltd.	559	127,406
Shinsegae Inc.	410	70,175

		3,351,136

Consumer Staples - 7.1%
Amorepacific Corp.	1,365	348,634
AMOREPACIFIC Group	1,301	154,606
BGF retail Co. Ltd.	1,164	94,144
CJ CheilJedang Corp.	378	121,519
Dongsuh Cos., Inc.	2,238	52,596
E-MART, Inc.	888	176,403
GS Retail Co. Ltd.	1,501	53,712
KT&G Corp.	4,900	497,561
LG Household & Health Care Ltd.	403	343,101
Lotte Chilsung Beverage Co. Ltd.	39	53,506
Lotte Confectionery Co. Ltd.	331	57,975
Orion Corp.*	1,138	88,105
Ottogi Corp.	78	52,641

		2,094,503

Energy - 2.9%
GS Holdings Corp.	2,449	153,334
SK Innovation Co. Ltd.	2,739	457,876
S-Oil Corp.	2,060	229,275

		840,485

Financials - 14.8%
BNK Financial Group, Inc.	12,902	112,818
DGB Financial Group, Inc.	8,796	85,807
Dongbu Insurance Co. Ltd.	2,342	156,189
Hana Financial Group, Inc.	12,462	541,538
Hanwha Life Insurance Co. Ltd.	12,572	81,613
Hyundai Marine & Fire Insurance Co. Ltd.	3,187	130,578
Industrial Bank of Korea	11,834	156,898
KB Financial Group, Inc.	16,479	809,628
Korea Investment Holdings Co. Ltd.	2,020	117,696
Mirae Asset Daewoo Co. Ltd.	17,954	161,611
NH Investment & Securities Co. Ltd.	7,370	90,197
Samsung Card Co. Ltd.	1,907	62,744
Samsung Fire & Marine Insurance Co. Ltd.	1,415	346,974
Samsung Life Insurance Co. Ltd.	3,267	334,639
Samsung Securities Co. Ltd.	3,246	105,216
Shinhan Financial Group Co. Ltd.	17,661	814,448
Woori Bank	15,560	256,665

		4,365,259

Health Care - 3.1%
Celltrion, Inc.*	3,408	347,872
Hanmi Pharm. Co. Ltd.*	295	105,432
Hanmi Science Co. Ltd.*	853	67,704
Medy-Tox, Inc.	199	100,435
Samsung Biologics Co. Ltd., 144A*	795	199,526
Yuhan Corp.	431	86,384

		907,353

Industrials - 10.4%
CJ Corp.	709	111,292
CJ Logistics Corp.*	401	60,100
Daelim Industrial Co. Ltd.	1,380	102,558
Daewoo Engineering & Construction Co. Ltd.*	8,450	52,681
Doosan Bobcat, Inc.	1,859	62,895
Doosan Heavy Industries & Construction Co. Ltd.	3,046	48,624
GS Engineering & Construction Corp.*	2,724	68,849
Hanwha Corp.	2,404	104,786
Hanwha Techwin Co. Ltd.*	1,984	68,268
Hyundai Development Co.-Engineering & Construction	2,777	92,723
Hyundai Engineering & Construction Co. Ltd.	3,483	125,562
Hyundai Glovis Co. Ltd.	892	122,614
Hyundai Heavy Industries Co. Ltd.*	1,354	178,316
KCC Corp.	296	103,952
KEPCO Plant Service & Engineering Co. Ltd.	1,279	51,893
Korea Aerospace Industries Ltd.	3,101	127,192
Korean Air Lines Co. Ltd.*	2,567	75,580

LG Corp.	4,147	308,929
Pan Ocean Co. Ltd.*	11,066	63,102
Posco Daewoo Corp.	2,653	49,761
S-1 Corp.	1,004	79,868
Samsung C&T Corp.	3,217	368,032
Samsung Heavy Industries Co. Ltd.*	12,119	114,999
SK Holdings Co. Ltd.	1,933	458,565
SK Networks Co. Ltd.	7,890	49,050

		3,050,191

Information Technology - 36.3%
Hyundai Robotics Co. Ltd.*	421	165,398
Kakao Corp.	1,462	159,477
LG Display Co. Ltd.	10,093	278,819
LG Innotek Co. Ltd.	749	122,553
NAVER Corp.	1,153	772,007
NCSoft Corp.	777	264,949
Netmarble Games Corp., 144A*	783	107,284
Samsung Electro-Mechanics Co. Ltd.	2,599	232,794
Samsung Electronics Co. Ltd.	3,158	6,486,279
Samsung SDI Co. Ltd.	2,382	415,097
Samsung SDS Co. Ltd.	1,563	232,177
SK Hynix, Inc.	23,943	1,456,624

		10,693,458

Materials - 8.9%
Hanwha Chemical Corp.	5,120	160,511
Hyosung Corp.	1,009	141,829
Hyundai Steel Co.	3,539	181,093
Korea Zinc Co. Ltd.	391	178,925
Kumho Petrochemical Co. Ltd.	1,008	70,442
LG Chem Ltd.	1,915	643,654
Lotte Chemical Corp.	675	239,147
OCI Co. Ltd.	895	78,023
POSCO	3,065	933,689

		2,627,313

Telecommunication Services - 0.8%
KT Corp.	1,047	28,970
SK Telecom Co. Ltd.	904	203,231

		232,201

Utilities - 1.6%
Korea Electric Power Corp.	10,815	411,461
Korea Gas Corp.*	1,547	62,149

		473,610

TOTAL COMMON STOCKS
(Cost $18,301,550)		28,635,509

PREFERRED STOCKS - 1.8%
Consumer Discretionary - 0.9%
Hyundai Motor Co.	1,128	96,434
Hyundai Motor Co.-2nd Preferred	1,715	155,135

		251,569

Consumer Staples - 0.5%
Amorepacific Corp.	496	75,438
LG Household & Health Care Ltd.	125	66,513

		141,951

Information Technology - 0.1%
Samsung Electronics Co. Ltd.	17	28,419

Materials - 0.3%
LG Chem Ltd.	431	100,526

TOTAL PREFERRED STOCKS
(Cost $426,354)		522,465

TOTAL INVESTMENTS - 99.1%
(Cost $18,727,904)		$29,157,974
Other assets and liabilities, net - 0.9%		269,930

NET ASSETS - 100.0%		$29,427,904

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) (a)
KOSPI 200 MINI Futures	KRW	14	$192,436	$191,203	9/14/2017	$(1,205)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(b)	Unrealized Depreciation(b)
Goldman Sachs & Co.	9/5/2017	KRW	39,486,000	USD	35,167	$147	$—
Goldman Sachs & Co.	9/5/2017	KRW	21,477,240,161	USD	19,177,820	130,128	—
JP Morgan & Chase Co.	9/5/2017	KRW	644,969,000	USD	575,973	3,964	—
RBC Capital Markets	9/5/2017	KRW	8,727,372,800	USD	7,792,297	52,182	—
The Bank of New York Mellon	9/5/2017	KRW	2,875,156,000	USD	2,569,604	19,692	—
Goldman Sachs & Co.	9/5/2017	USD	92,978	KRW	104,260,000	—	(512)
Goldman Sachs & Co.	9/5/2017	USD	18,991,101	KRW	21,412,466,161	—	(856)
JP Morgan & Chase Co.	9/5/2017	USD	572,426	KRW	644,969,000	—	(417)
RBC Capital Markets	9/5/2017	USD	7,747,335	KRW	8,727,372,800	—	(7,220)
The Bank of New York Mellon	9/5/2017	USD	2,551,159	KRW	2,875,156,000	—	(1,246)
Goldman Sachs & Co.	10/12/2017	KRW	21,412,466,161	USD	18,991,943	—	(4,533)
JP Morgan & Chase Co.	10/12/2017	KRW	644,969,000	USD	572,553	356	—
RBC Capital Markets	10/12/2017	KRW	8,727,372,800	USD	7,748,298	5,643	—
The Bank of New York Mellon	10/12/2017	KRW	2,875,156,000	USD	2,551,612	863	—
Goldman Sachs & Co.	10/12/2017	USD	516,198	KRW	580,186,000	—	(1,475)

Total unrealized appreciation (depreciation)						$212,975	$(16,259)

(b)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$28,635,509	$—	$—	$28,635,509
Preferred Stocks (c)	522,465	—	—	522,465
Derivatives(d)
Forward Foreign Currency Exchange Contracts	—	212,975	—	212,975

TOTAL	$29,157,974	$212,975	$—	$29,370,949

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(d)
Forward Foreign Currency Exchange Contracts	$—	$(16,259)	$—	$(16,259)
Futures Contracts	(1,205)	—	—	(1,205)

TOTAL	$(1,205)	$(16,259)	$—	$(17,464)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

During the period ended August 31, 2017, the amount of transfers between Level 3 and Level 1 was $123,307. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 8.1%
Barratt Developments PLC	1,310	$10,579
Berkeley Group Holdings PLC	173	8,369
Burberry Group PLC	576	13,384
Carnival PLC	246	17,098
Compass Group PLC	2,069	44,198
Dixons Carphone PLC	1,050	2,354
GKN PLC	2,228	9,188
InterContinental Hotels Group PLC	237	11,817
ITV PLC	4,793	9,830
Kingfisher PLC	2,912	11,255
Marks & Spencer Group PLC	2,120	8,761
Merlin Entertainments PLC, 144A	805	4,802
Next PLC	200	10,678
Pearson PLC	1,068	8,376
Persimmon PLC	403	13,856
Sky PLC	1,379	17,047
Taylor Wimpey PLC	4,261	11,047
TUI AG	584	9,878
Whitbread PLC	242	11,760
WPP PLC	1,641	30,132

		264,409

Consumer Staples - 18.5%
Associated British Foods PLC	466	20,018
British American Tobacco PLC	3,006	187,783
Coca-Cola HBC AG*	242	8,274
Diageo PLC	3,287	110,170
Imperial Brands PLC	1,252	51,815
J Sainsbury PLC	1,924	5,861
Reckitt Benckiser Group PLC	877	83,148
Tate & Lyle PLC	631	5,577
Tesco PLC*	10,776	25,207
Unilever PLC	1,673	97,761
Wm Morrison Supermarkets PLC	2,895	9,209

		604,823

Energy - 13.6%
BP PLC	25,702	147,946
Royal Dutch Shell PLC, Class A	5,843	160,706
Royal Dutch Shell PLC, Class B	4,901	136,921

		445,573

Financials - 21.9%
3i Group PLC	1,265	15,859
Admiral Group PLC	261	6,517
Aviva PLC	5,350	36,147
Barclays PLC	22,192	54,839
Direct Line Insurance Group PLC	1,794	8,818
Hargreaves Lansdown PLC	350	6,336
HSBC Holdings PLC	26,087	253,165
Investec PLC	885	6,752
Legal & General Group PLC	7,865	26,463
Lloyds Banking Group PLC	93,190	76,905
London Stock Exchange Group PLC	397	20,278
Old Mutual PLC	6,478	17,381
Provident Financial PLC(a)	160	1,827
Prudential PLC	3,363	78,950
Royal Bank of Scotland Group PLC*	4,653	15,156
RSA Insurance Group PLC	1,330	11,462
Schroders PLC	164	7,142
St James’s Place PLC	688	10,258
Standard Chartered PLC*	4,303	42,844
Standard Life Aberdeen PLC	3,514	19,521

		716,620

Health Care - 9.7%
AstraZeneca PLC	1,655	97,180
ConvaTec Group PLC, 144A*	1,794	6,656
GlaxoSmithKline PLC	6,423	127,365
Hikma Pharmaceuticals PLC	196	3,173
Mediclinic International PLC	503	4,972
Shire PLC	1,182	58,593
Smith & Nephew PLC	1,159	20,937

		318,876

Industrials - 7.8%
Ashtead Group PLC	660	14,193
Babcock International Group PLC	343	3,604
BAE Systems PLC	4,161	32,687
Bunzl PLC	444	13,262
Capita PLC	933	7,824
Cobham PLC	3,200	5,681
DCC PLC	116	10,567
easyJet PLC	215	3,325
Experian PLC	1,231	24,736
Ferguson PLC	332	19,761
G4S PLC	2,026	7,427
IMI PLC	310	4,550
Intertek Group PLC	211	13,942
Meggitt PLC	1,050	7,033
RELX PLC	1,400	30,613
Rolls-Royce Holdings PLC*	2,161	25,541
Royal Mail PLC	1,213	6,183
Smiths Group PLC	517	10,329
Travis Perkins PLC	330	6,422
Weir Group PLC	287	6,662

		254,342

Information Technology - 1.0%
Auto Trader Group PLC, 144A	1,348	6,160
Sage Group PLC	1,406	12,590
Worldpay Group PLC, 144A	2,612	14,085

		32,835

Materials - 9.0%
Anglo American PLC	1,741	31,574
Antofagasta PLC	510	6,826
BHP Billiton PLC	2,750	52,504
Croda International PLC	173	8,595
Fresnillo PLC	297	6,206
Glencore PLC*	15,970	74,239
Johnson Matthey PLC	253	9,043
Mondi PLC	478	13,060
Randgold Resources Ltd.	123	12,581
Rio Tinto PLC	1,620	78,482

		293,110

Real Estate - 1.3%
British Land Co. PLC REIT	1,277	10,098
Hammerson PLC REIT	937	6,797
Intu Properties PLC REIT	1,150	3,700
Land Securities Group PLC REIT	1,045	13,648
Segro PLC REIT	1,344	9,350

		43,593

Telecommunication Services - 4.5%
BT Group PLC	11,066	41,862
Inmarsat PLC	612	5,793
Vodafone Group PLC	34,795	99,615

		147,270

Utilities - 3.6%
Centrica PLC	7,245	18,728
National Grid PLC	4,478	56,440
Severn Trent PLC	307	9,007
SSE PLC	1,321	24,341
United Utilities Group PLC	902	10,614

		119,130

TOTAL COMMON STOCKS
(Cost $3,239,679)		3,240,581

EXCHANGE TRADED FUND - 0.5%
iShares MSCI United Kingdom ETF
(Cost $15,797)	460	15,566

SECURITIES LENDING COLLATERAL - 0.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (b)(c)
(Cost $1,745)	1,745	1,745

TOTAL INVESTMENTS - 99.6%
(Cost $3,257,221)		$3,257,892
Other assets and liabilities, net - 0.4%		14,201

NET ASSETS - 100.0%		$3,272,093

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $1,644, which is 0.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (d)	Unrealized Depreciation (d)
JP Morgan & Chase Co.	9/5/2017	GBP	2,031,450	USD	2,681,081	$53,764	$—
The Bank of Nova Scotia	9/5/2017	GBP	8,000	USD	10,603	256	—
The Bank of Nova Scotia	9/5/2017	GBP	2,064,450	USD	2,724,548	54,551	—
JP Morgan & Chase Co.	9/5/2017	USD	2,617,625	GBP	2,031,450	9,692	—
The Bank of Nova Scotia	9/5/2017	USD	546,410	GBP	424,050	2,024	—
The Bank of Nova Scotia	9/5/2017	USD	13,227	GBP	10,000	—	(294)
The Bank of Nova Scotia	9/5/2017	USD	2,164,163	GBP	1,638,400	—	(45,185)
JP Morgan & Chase Co.	10/4/2017	GBP	8,000	USD	10,354	—	(3)
The Bank of Nova Scotia	10/4/2017	GBP	36,000	USD	46,433	—	(174)
The Bank of Nova Scotia	10/4/2017	GBP	424,050	USD	546,955	—	(2,036)
The Bank of Nova Scotia	10/4/2017	GBP	2,031,450	USD	2,620,246	—	(9,745)

Total unrealized appreciation (depreciation)						$120,287	$(57,437)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$3,240,581	$—	$—	$3,240,581
Exchange Traded Fund	15,566	—	—	15,566
Short-Term Investments	1,745	—	—	1,745
Derivatives(f)
Forward Foreign Currency Exchange Contracts	—	120,287	—	120,287

TOTAL	$3,257,892	$120,287	$—	$3,378,179

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(57,437)	$—	$(57,437)

TOTAL	$—	$(57,437)	$—	$(57,437)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.7%
Australia - 7.1%
AGL Energy Ltd.	316,949	$6,044,491
Alumina Ltd.	1,203,717	2,028,618
Amcor Ltd.	561,671	7,193,125
AMP Ltd.	1,452,933	5,890,550
APA Group (a)	548,938	3,866,314
Aristocrat Leisure Ltd.	263,300	4,431,102
ASX Ltd.	95,346	4,144,490
Aurizon Holdings Ltd.	1,011,425	3,988,003
AusNet Services	861,863	1,192,141
Australia & New Zealand Banking Group Ltd.	1,410,074	32,955,606
Bank of Queensland Ltd.	181,779	1,819,322
Bendigo & Adelaide Bank Ltd.	236,998	2,251,400
BHP Billiton Ltd.	1,535,477	33,420,799
BHP Billiton PLC	1,016,894	19,415,057
BlueScope Steel Ltd.	280,878	2,427,098
Boral Ltd.	562,684	2,983,530
Brambles Ltd.	780,373	5,775,532
Caltex Australia Ltd.	125,195	3,323,100
Challenger Ltd.	286,569	2,856,714
CIMIC Group Ltd.	47,325	1,581,964
Coca-Cola Amatil Ltd.	287,161	1,837,644
Cochlear Ltd.	27,710	3,441,006
Commonwealth Bank of Australia	827,879	49,885,709
Computershare Ltd.	232,776	2,599,888
Crown Resorts Ltd.	179,449	1,654,776
CSL Ltd.	218,791	22,353,228
Dexus REIT	476,604	3,633,426
Domino’s Pizza Enterprises Ltd.	30,293	1,039,114
Flight Centre Travel Group Ltd. (b)	28,414	1,092,116
Fortescue Metals Group Ltd.	743,709	3,553,183
Goodman Group REIT	877,997	5,786,123
GPT Group REIT	884,617	3,516,133
Harvey Norman Holdings Ltd. (b)	284,979	924,300
Healthscope Ltd.	848,546	1,173,721
Incitec Pivot Ltd.	845,903	2,239,262
Insurance Australia Group Ltd.	1,161,957	5,920,906
LendLease Group (a)	272,250	3,588,331
Macquarie Group Ltd.	156,372	10,789,934
Medibank Pvt Ltd.	1,316,899	3,182,483
Mirvac Group REIT	1,818,779	3,354,347
National Australia Bank Ltd.	1,284,766	30,844,025
Newcrest Mining Ltd.	376,875	6,845,791
Oil Search Ltd.	674,766	3,599,281
Orica Ltd.	187,898	3,036,684
Origin Energy Ltd.*	847,065	5,151,317
Qantas Airways Ltd.	215,475	979,790
QBE Insurance Group Ltd.	674,625	5,598,904
Ramsay Health Care Ltd.	68,390	3,713,787
REA Group Ltd.	25,649	1,351,836
Santos Ltd.*	890,926	2,662,990
Scentre Group REIT	2,530,384	7,764,506
SEEK Ltd.	165,630	2,205,433
Sonic Healthcare Ltd.	190,811	3,321,908
South32 Ltd.	2,613,693	6,067,049
Stockland REIT	1,187,667	4,182,524
Suncorp Group Ltd.	613,876	6,358,653
Sydney Airport (a)	527,546	3,103,360
Tabcorp Holdings Ltd.	409,214	1,337,003
Tatts Group Ltd.	651,849	2,129,751
Telstra Corp. Ltd.	2,016,052	5,881,768
TPG Telecom Ltd. (b)	189,394	826,568
Transurban Group (a)	976,653	9,440,912
Treasury Wine Estates Ltd.	357,029	4,109,719
Vicinity Centres REIT	1,656,427	3,449,957
Wesfarmers Ltd.	541,971	18,362,405
Westfield Corp. REIT	969,325	5,725,301
Westpac Banking Corp.	1,612,910	40,093,880
Woodside Petroleum Ltd.	367,829	8,430,060
Woolworths Ltd.	616,709	12,746,581

		488,476,329

Austria - 0.2%
ANDRITZ AG	35,247	1,917,979
Erste Group Bank AG*	147,668	6,239,703
OMV AG	71,361	4,102,310
Raiffeisen Bank International AG*	72,568	2,380,865
voestalpine AG	55,329	2,871,112

		17,511,969

Belgium - 1.2%
Ageas	95,644	4,441,647
Anheuser-Busch InBev SA/NV	366,204	43,385,422
Colruyt SA	28,235	1,568,854
Groupe Bruxelles Lambert SA	38,956	3,965,534
KBC Group NV	121,459	9,981,090
Proximus SADP	73,366	2,586,527
Solvay SA	35,945	5,214,040
Telenet Group Holding NV*	25,461	1,723,729
UCB SA	62,487	4,306,293
Umicore SA	46,520	3,475,072

		80,648,208

Chile - 0.0%
Antofagasta PLC	197,689	2,645,772

China - 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	971,800	1,071,456

Denmark - 1.9%
A.P. Moller - Maersk A/S, Class A	1,736	3,398,446
A.P. Moller - Maersk A/S, Class B	3,044	6,275,736
Carlsberg A/S, Class B	52,321	6,004,811
Chr Hansen Holding A/S	48,538	4,176,039
Coloplast A/S, Class B	58,655	4,802,361
Danske Bank A/S	353,390	13,734,318
DONG Energy A/S, 144A	70,601	3,675,070
DSV A/S	93,138	6,604,422
Genmab A/S*	28,205	6,582,453
H Lundbeck A/S	33,854	2,156,195
ISS A/S	82,147	3,196,545
Novo Nordisk A/S, Class B	894,990	42,691,224
Novozymes A/S, Class B	113,050	5,750,805
Pandora A/S	51,419	5,465,072
TDC A/S	407,129	2,425,563
Tryg A/S	54,366	1,256,605
Vestas Wind Systems A/S	106,165	9,669,361
William Demant Holding A/S*	61,265	1,621,024

		129,486,050

Finland - 1.0%
Elisa OYJ	69,045	3,016,537
Fortum OYJ	218,054	3,914,495
Kone OYJ, Class B	163,043	8,846,813
Metso OYJ	55,345	1,834,248
Neste OYJ	61,030	2,691,068
Nokia OYJ	2,804,321	17,376,361
Nokian Renkaat OYJ	56,446	2,386,131
Orion OYJ, Class B	49,548	2,346,396
Sampo OYJ, Class A	213,384	11,263,359
Stora Enso OYJ, Class R	270,762	3,558,502
UPM-Kymmene OYJ	257,518	6,701,440
Wartsila OYJ Abp (b)	73,047	5,039,253

		68,974,603

France - 10.1%
Accor SA	91,280	4,227,033
Aeroports de Paris	14,885	2,655,314
Air Liquide SA	187,015	22,830,871
Airbus SE	278,316	23,394,553
Alstom SA	76,971	2,737,445
Arkema SA	32,732	3,556,793
Atos SE	45,827	7,070,283
AXA SA	932,104	27,047,017
BNP Paribas SA	539,599	41,053,513
Bollore SA	417,663	1,940,098
Bouygues SA	104,494	4,738,815
Bureau Veritas SA	127,340	3,028,043
Capgemini SE	76,986	8,535,161
Carrefour SA	275,374	5,553,243
Casino Guichard Perrachon SA	27,286	1,551,530
Cie de Saint-Gobain	240,033	13,165,782
Cie Generale des Etablissements Michelin	81,698	11,135,950
CNP Assurances	81,994	1,903,387
Credit Agricole SA	550,453	9,704,780
Danone SA	283,873	22,354,467
Dassault Aviation SA	1,175	1,795,050
Dassault Systemes SE	63,372	6,242,748
Edenred	105,538	2,854,484
Eiffage SA	35,959	3,715,675
Electricite de France SA	268,937	2,849,384
Engie SA	816,247	13,623,227
Essilor International SA	99,890	12,610,812
Eurazeo SA	21,175	1,751,685
Eutelsat Communications SA	86,582	2,516,487
Fonciere Des Regions REIT	15,501	1,532,902
Gecina SA REIT	22,801	3,553,071
Groupe Eurotunnel SE	234,390	2,794,476
Hermes International	15,169	8,023,126
ICADE REIT	16,372	1,455,124
Iliad SA	12,747	3,292,138
Imerys SA	16,726	1,471,455
Ingenico Group SA	28,237	2,803,464
Ipsen SA	18,489	2,483,850
JCDecaux SA	38,136	1,248,697
Kering	36,483	13,693,829
Klepierre SA REIT	105,739	4,260,929
Lagardere SCA	56,332	1,809,958
Legrand SA	128,049	8,975,411
L’Oreal SA	121,174	25,582,973
LVMH Moet Hennessy Louis Vuitton SE	134,020	35,139,526
Natixis SA	451,822	3,392,887
Orange SA	958,621	16,290,463
Pernod Ricard SA	102,106	13,954,154
Peugeot SA	239,552	5,057,564
Publicis Groupe SA	97,108	6,554,634
Remy Cointreau SA	11,462	1,308,957
Renault SA	85,875	7,600,779
Rexel SA	151,755	2,267,238
Safran SA	150,230	14,591,636
Sanofi	545,408	53,020,187
Schneider Electric SE*	270,487	21,809,105
SCOR SE	81,732	3,424,878
SEB SA	11,073	2,011,547
Societe BIC SA	13,619	1,636,673
Societe Generale SA	368,931	20,655,252
Sodexo SA	45,439	5,302,713
Suez	169,702	3,219,211

Thales SA	52,116	5,769,848
TOTAL SA	1,134,009	58,649,819
Unibail-Rodamco SE REIT	47,639	12,110,793
Valeo SA	114,298	7,644,177
Veolia Environnement SA	236,109	5,539,997
Vinci SA	240,673	22,161,444
Vivendi SA	495,319	11,365,531
Wendel SA	13,583	2,153,016
Zodiac Aerospace	101,773	2,944,683

		694,701,745

Germany - 8.7%
adidas AG	90,602	20,336,429
Allianz SE	219,881	47,050,796
Axel Springer SE	20,928	1,295,512
BASF SE	441,429	42,759,789
Bayer AG	397,598	50,881,866
Bayerische Motoren Werke AG	159,207	14,783,155
Beiersdorf AG	49,476	5,282,026
Brenntag AG	76,298	4,043,244
Commerzbank AG*	522,007	6,487,647
Continental AG	52,725	11,897,364
Covestro AG, 144A	53,586	4,210,866
Daimler AG	462,821	33,735,542
Deutsche Bank AG (c)	993,782	15,935,625
Deutsche Boerse AG	92,360	9,872,389
Deutsche Lufthansa AG	117,473	2,946,544
Deutsche Post AG	467,143	19,377,631
Deutsche Telekom AG	1,574,483	28,414,993
Deutsche Wohnen SE	171,805	7,297,448
E.ON SE	1,056,005	11,936,344
Evonik Industries AG	79,732	2,584,584
Fraport AG Frankfurt Airport Services Worldwide	20,432	2,016,152
Fresenius Medical Care AG & Co. KGaA	103,192	9,643,308
Fresenius SE & Co. KGaA	199,457	16,879,834
GEA Group AG	90,076	3,967,539
Hannover Rueck SE	29,665	3,595,030
HeidelbergCement AG	72,119	6,924,118
Henkel AG & Co. KGaA	50,736	6,142,534
HOCHTIEF AG	9,593	1,690,726
HUGO BOSS AG	31,348	2,653,694
Infineon Technologies AG	545,704	12,583,375
Innogy SE, 144A	66,432	2,928,079
K+S AG (b)	95,942	2,286,563
KION Group AG	33,000	3,010,000
LANXESS AG	45,022	3,357,811
Linde AG	89,284	17,117,674
MAN SE	17,338	1,946,557
Merck KGaA	61,719	6,778,642
METRO AG*	87,931	1,718,801
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	74,568	15,392,599
OSRAM Licht AG	41,350	3,395,542
ProSiebenSat.1 Media SE	114,191	3,830,745
RWE AG*	255,341	6,369,694
SAP SE	473,326	49,641,700
Siemens AG	367,836	48,080,275
Symrise AG	60,956	4,455,487
Telefonica Deutschland Holding AG	367,145	1,986,906
thyssenkrupp AG	179,901	5,394,760
TUI AG	215,988	3,653,145
United Internet AG	59,239	3,515,469
Volkswagen AG	15,799	2,438,442
Vonovia SE	223,233	9,435,356
Zalando SE, 144A*	54,521	2,582,222

		606,542,573

Hong Kong - 3.4%
AIA Group Ltd.	5,805,763	44,549,860
ASM Pacific Technology Ltd.	120,267	1,487,633
Bank of East Asia Ltd.	599,464	2,746,163
BOC Hong Kong Holdings Ltd.	1,754,492	8,934,161
Cheung Kong Property Holdings Ltd.	1,258,724	11,049,975
CK Hutchison Holdings Ltd.	1,279,123	16,737,335
CK Infrastructure Holdings Ltd.	316,635	2,868,661
CLP Holdings Ltd.	777,772	8,214,274
First Pacific Co. Ltd.	1,096,322	881,176
Galaxy Entertainment Group Ltd.	1,112,122	6,977,630
Hang Lung Group Ltd.	443,744	1,672,740
Hang Lung Properties Ltd.	998,187	2,428,583
Hang Seng Bank Ltd.	362,825	8,345,334
Henderson Land Development Co. Ltd.	567,268	3,515,637
HK Electric Investments & HK Electric Investments Ltd., 144A(a)	1,213,516	1,113,381
HKT Trust & HKT Ltd. (a)	1,795,948	2,317,871
Hong Kong & China Gas Co. Ltd.	3,974,986	7,517,464
Hong Kong Exchanges & Clearing Ltd.	549,786	15,006,139
Hongkong Land Holdings Ltd.	583,500	4,323,735
Hysan Development Co. Ltd.	306,749	1,418,946
I-CABLE Communications Ltd.*	462,218	17,129
Jardine Matheson Holdings Ltd.	103,000	6,768,130
Jardine Strategic Holdings Ltd.	108,100	4,740,185
Kerry Properties Ltd.	332,523	1,317,217
Li & Fung Ltd.	2,860,665	1,290,374

Link REIT	1,045,430	8,629,815
Melco Resorts & Entertainment Ltd., ADR	120,820	2,651,999
MTR Corp. Ltd.	706,303	4,129,107
New World Development Co. Ltd.	2,826,069	3,864,031
NWS Holdings Ltd.	770,604	1,480,993
PCCW Ltd.	1,937,656	1,079,536
Power Assets Holdings Ltd.	665,483	5,867,594
Shangri-La Asia Ltd.	641,657	1,074,109
Sino Land Co. Ltd.	1,521,559	2,632,580
SJM Holdings Ltd.	1,014,382	885,312
Sun Hung Kai Properties Ltd.	685,644	11,442,367
Swire Pacific Ltd., Class A	245,405	2,497,717
Swire Properties Ltd.	546,035	1,890,879
Techtronic Industries Co. Ltd.	657,807	3,404,298
WH Group Ltd., 144A	3,861,419	4,036,215
Wharf Holdings Ltd.	579,443	5,519,915
Wheelock & Co. Ltd.	390,083	2,918,488
Yue Yuen Industrial Holdings Ltd.	363,794	1,575,902

		231,820,590

Ireland - 0.6%
AerCap Holdings NV*	72,427	3,643,078
Bank of Ireland Group PLC*	448,282	3,735,594
CRH PLC	400,453	13,984,535
DCC PLC	42,986	3,915,954
James Hardie Industries PLC CDI	212,115	2,982,904
Kerry Group PLC, Class A	76,603	7,133,940
Paddy Power Betfair PLC	38,714	3,400,760
Ryanair Holdings PLC*	80,435	1,709,682

		40,506,447

Israel - 0.5%
Azrieli Group Ltd.	21,744	1,254,042
Bank Hapoalim BM	515,611	3,471,455
Bank Leumi Le-Israel BM	671,634	3,519,332
Bezeq The Israeli Telecommunication Corp. Ltd.	1,077,455	1,587,322
Check Point Software Technologies Ltd.*	64,440	7,208,903
Elbit Systems Ltd.	10,774	1,483,529
Frutarom Industries Ltd.	19,732	1,515,136
Israel Chemicals Ltd.	233,640	1,007,833
Mizrahi Tefahot Bank Ltd.	58,169	1,036,784
Nice Ltd.	30,130	2,333,730
Taro Pharmaceutical Industries Ltd.*(b)	5,599	586,999
Teva Pharmaceutical Industries Ltd., ADR (b)	437,405	6,937,243

		31,942,308

Italy - 2.1%
Assicurazioni Generali SpA	603,648	10,807,916
Atlantia SpA	222,800	7,161,258
Enel SpA	3,909,535	23,666,086
Eni SpA	1,222,111	19,160,498
Ferrari NV	59,121	6,763,563
Intesa Sanpaolo SpA	6,108,402	20,622,638
Intesa Sanpaolo SpA-RSP	427,855	1,351,786
Leonardo SpA	195,034	3,299,247
Luxottica Group SpA	82,954	4,774,679
Mediobanca SpA	284,351	2,917,913
Poste Italiane SpA, 144A	257,813	1,873,703
Prysmian SpA	97,738	3,074,020
Recordati SpA	51,265	2,195,799
Saipem SpA*	295,432	1,096,589
Snam SpA	1,116,289	5,435,135
Telecom Italia SpA*	5,523,529	5,289,968
Telecom Italia SpA-RSP	2,929,772	2,275,751
Terna Rete Elettrica Nazionale SpA	694,094	4,098,362
UniCredit SpA*	960,673	19,544,656
UnipolSai Assicurazioni SpA	464,370	1,054,205

		146,463,772

Japan - 22.8%
ABC-Mart, Inc.	19,500	1,002,183
Acom Co. Ltd.*	198,600	812,935
Aeon Co. Ltd. (b)	289,400	4,269,858
AEON Financial Service Co. Ltd.	48,100	1,019,885
Aeon Mall Co. Ltd.	48,600	873,549
Air Water, Inc.	63,000	1,162,178
Aisin Seiki Co. Ltd.	81,000	4,074,499
Ajinomoto Co., Inc.	263,400	5,202,830
Alfresa Holdings Corp.	87,400	1,644,887
Alps Electric Co. Ltd.	89,800	2,466,876
Amada Holdings Co. Ltd.	162,700	1,786,318
ANA Holdings, Inc.	484,000	1,795,381
Aozora Bank Ltd.	484,000	1,831,482
Asahi Glass Co. Ltd.	95,200	3,714,995
Asahi Group Holdings Ltd.	181,600	7,910,878
Asahi Kasei Corp.	607,800	7,281,326
Asics Corp.	69,500	1,047,542
Astellas Pharma, Inc.	995,100	12,523,044
Bandai Namco Holdings, Inc.	94,300	3,160,918
Bank of Kyoto Ltd.	154,000	1,424,642
Benesse Holdings, Inc.	39,700	1,527,548
Bridgestone Corp.	310,800	13,341,203
Brother Industries Ltd.	119,200	2,825,626
Calbee, Inc.	40,800	1,395,443
Canon, Inc.	509,000	17,844,053
Casio Computer Co. Ltd. (b)	91,600	1,294,823
Central Japan Railway Co.	69,404	11,761,464

Chiba Bank Ltd.	356,000	2,383,372
Chubu Electric Power Co., Inc.	312,200	4,080,879
Chugai Pharmaceutical Co. Ltd.	107,300	4,362,860
Chugoku Bank Ltd.	62,900	847,936
Chugoku Electric Power Co., Inc.	141,900	1,636,687
Coca-Cola Bottlers Japan, Inc.	59,500	2,040,433
Concordia Financial Group Ltd.	590,600	2,825,274
Credit Saison Co. Ltd.	62,300	1,130,563
CYBERDYNE, Inc.*(b)	48,700	640,562
Dai Nippon Printing Co. Ltd.	270,000	3,187,884
Daicel Corp.	143,500	1,828,749
Dai-ichi Life Holdings, Inc.	505,404	8,137,218
Daiichi Sankyo Co. Ltd.	272,800	6,449,331
Daikin Industries Ltd.	120,700	12,071,647
Daito Trust Construction Co. Ltd.	33,400	5,919,853
Daiwa House Industry Co. Ltd.	273,700	9,577,695
Daiwa House REIT Investment Corp. REIT	594	1,452,378
Daiwa Securities Group, Inc.	738,064	4,040,268
DeNA Co. Ltd.	48,600	1,039,771
Denso Corp.	228,700	11,100,589
Dentsu, Inc.	104,400	4,368,399
Disco Corp.	14,600	2,617,601
Don Quijote Holdings Co. Ltd.	57,100	2,168,486
East Japan Railway Co.	160,900	14,760,327
Eisai Co. Ltd.	130,600	6,764,328
Electric Power Development Co. Ltd.	61,900	1,694,811
FamilyMart UNY Holdings Co. Ltd. (b)	41,800	2,266,139
FANUC Corp.	92,096	17,877,188
Fast Retailing Co. Ltd. (b)	27,000	7,729,022
Fuji Electric Co. Ltd.	284,000	1,565,507
FUJIFILM Holdings Corp.	192,900	7,583,698
Fujitsu Ltd.	909,600	6,744,121
Fukuoka Financial Group, Inc.	393,000	1,726,648
Hachijuni Bank Ltd.	191,300	1,165,880
Hakuhodo DY Holdings, Inc.	101,500	1,382,139
Hamamatsu Photonics KK	60,200	1,864,565
Hankyu Hanshin Holdings, Inc.	120,240	4,582,759
Hikari Tsushin, Inc.	12,800	1,588,138
Hino Motors Ltd.	130,100	1,494,668
Hirose Electric Co. Ltd.	16,220	2,245,585
Hiroshima Bank Ltd.	299,000	1,202,147
Hisamitsu Pharmaceutical Co., Inc.	31,400	1,510,947
Hitachi Chemical Co. Ltd.	44,800	1,212,760
Hitachi Construction Machinery Co. Ltd.	48,400	1,367,008
Hitachi High-Technologies Corp.	34,900	1,246,032
Hitachi Ltd.	2,335,000	16,078,546
Hitachi Metals Ltd.	102,900	1,374,995
Honda Motor Co. Ltd.	829,700	23,252,883
Hoshizaki Corp.	27,600	2,402,620
Hoya Corp.	187,500	10,736,458
Hulic Co. Ltd.	153,700	1,522,530
Idemitsu Kosan Co. Ltd.	66,300	1,619,883
IHI Corp.*	745,000	2,466,730
Iida Group Holdings Co. Ltd.	60,800	1,033,658
Inpex Corp.	472,704	4,519,142
Isetan Mitsukoshi Holdings Ltd.	160,400	1,651,638
Isuzu Motors Ltd.	277,000	3,623,286
ITOCHU Corp.	725,300	11,849,173
J. Front Retailing Co. Ltd.	122,600	1,711,839
Japan Airlines Co. Ltd.	48,800	1,677,049
Japan Airport Terminal Co. Ltd.	27,200	987,202
Japan Exchange Group, Inc.	263,700	4,492,747
Japan Post Bank Co. Ltd.	184,258	2,346,488
Japan Post Holdings Co. Ltd.	211,598	2,629,216
Japan Prime Realty Investment Corp. REIT	422	1,516,260
Japan Real Estate Investment Corp. REIT	569	2,950,198
Japan Retail Fund Investment Corp. REIT	1,312	2,414,314
Japan Tobacco, Inc.	526,900	18,040,220
JFE Holdings, Inc.	264,800	5,231,688
JGC Corp.	99,500	1,599,277
JSR Corp.	90,200	1,757,478
JTEKT Corp.	109,200	1,461,165
JXTG Holdings, Inc.	1,528,000	7,399,893
Kajima Corp.	457,000	4,194,415
Kakaku.com, Inc.	62,600	779,546
Kamigumi Co. Ltd.	139,000	1,538,755
Kaneka Corp.	167,000	1,300,332
Kansai Electric Power Co., Inc.	345,300	4,837,058
Kansai Paint Co. Ltd.	97,800	2,481,141
Kao Corp.	240,200	14,992,972
Kawasaki Heavy Industries Ltd.	724,000	2,225,970
KDDI Corp.	875,330	23,623,997
Keihan Holdings Co. Ltd.	277,000	1,670,542
Keikyu Corp.	238,500	2,533,934
Keio Corp.	293,800	2,445,327
Keisei Electric Railway Co. Ltd.	56,700	1,544,699
Keyence Corp.	46,820	24,386,348
Kikkoman Corp.	62,100	1,946,009
Kintetsu Group Holdings Co. Ltd.	796,400	3,006,376
Kirin Holdings Co. Ltd.	412,600	9,369,681
Kobe Steel Ltd.*	159,600	1,922,139
Koito Manufacturing Co. Ltd.	54,200	3,377,177

Komatsu Ltd.	440,000	11,907,036
Konami Holdings Corp.	47,300	2,465,357
Konica Minolta, Inc.	226,400	1,808,152
Kose Corp.	15,400	1,933,142
Kubota Corp.	500,300	8,664,858
Kuraray Co. Ltd.	166,100	3,154,744
Kurita Water Industries Ltd.	46,200	1,330,086
Kyocera Corp.	155,800	9,353,527
Kyowa Hakko Kirin Co. Ltd.	133,800	2,350,187
Kyushu Electric Power Co., Inc.	210,600	2,475,055
Kyushu Financial Group, Inc.	165,800	1,010,470
Kyushu Railway Co.	70,300	2,199,773
Lawson, Inc. (b)	25,500	1,714,149
LINE Corp.*(b)	27,600	974,103
Lion Corp.	109,800	2,183,316
LIXIL Group Corp.	131,300	3,444,483
M3, Inc.	93,410	2,427,547
Mabuchi Motor Co. Ltd.	24,800	1,170,801
Makita Corp.	106,500	4,277,050
Marubeni Corp.	811,200	5,278,869
Marui Group Co. Ltd.	88,700	1,241,727
Maruichi Steel Tube Ltd.	35,900	1,062,942
Mazda Motor Corp.	276,300	4,069,038
McDonald’s Holdings Co. Japan Ltd.	33,700	1,497,471
Mebuki Financial Group, Inc.	476,650	1,690,940
Medipal Holdings Corp.	81,300	1,433,945
MEIJI Holdings Co. Ltd.	55,800	4,446,336
MINEBEA MITSUMI, Inc.	182,000	2,991,531
Miraca Holdings, Inc.	29,100	1,322,186
MISUMI Group, Inc.	135,800	3,484,712
Mitsubishi Chemical Holdings Corp.	710,400	6,610,626
Mitsubishi Corp.	731,300	16,919,648
Mitsubishi Electric Corp.	931,700	13,788,838
Mitsubishi Estate Co. Ltd.	607,000	10,457,616
Mitsubishi Gas Chemical Co., Inc.	83,900	2,082,713
Mitsubishi Heavy Industries Ltd.	1,567,200	6,000,223
Mitsubishi Materials Corp.	48,600	1,744,003
Mitsubishi Motors Corp.	334,700	2,472,155
Mitsubishi Tanabe Pharma Corp.	112,200	2,755,628
Mitsubishi UFJ Financial Group, Inc.	5,794,100	35,528,292
Mitsubishi UFJ Lease & Finance Co. Ltd.	214,300	1,083,830
Mitsui & Co. Ltd.	820,700	12,276,719
Mitsui Chemicals, Inc.	467,000	2,795,161
Mitsui Fudosan Co. Ltd.	422,000	9,128,267
Mitsui OSK Lines Ltd.	486,000	1,560,540
Mixi, Inc.	27,000	1,439,214
Mizuho Financial Group, Inc.	11,584,100	19,925,895
MS&AD Insurance Group Holdings, Inc.	230,600	7,612,202
Murata Manufacturing Co. Ltd.	91,000	13,939,510
Nabtesco Corp.	48,100	1,682,308
Nagoya Railroad Co. Ltd.	455,700	2,039,427
NEC Corp.	1,280,000	3,388,184
Nexon Co. Ltd.*	92,900	2,317,958
NGK Insulators Ltd.	135,400	2,528,550
NGK Spark Plug Co. Ltd.	72,500	1,381,612
NH Foods Ltd.	88,000	2,585,528
Nidec Corp.	114,900	13,022,732
Nikon Corp.	161,100	2,656,791
Nintendo Co. Ltd.	54,500	18,164,188
Nippon Building Fund, Inc. REIT	619	3,293,901
Nippon Electric Glass Co. Ltd.	42,900	1,631,164
Nippon Express Co. Ltd.	422,000	2,913,522
Nippon Paint Holdings Co. Ltd.	69,500	2,370,719
Nippon Prologis REIT, Inc. REIT	888	1,928,907
Nippon Steel & Sumitomo Metal Corp.	367,200	8,766,238
Nippon Telegraph & Telephone Corp.	330,700	16,448,516
Nippon Yusen KK*	751,000	1,489,225
Nissan Chemical Industries Ltd.	58,600	1,964,261
Nissan Motor Co. Ltd.	1,108,100	11,016,995
Nisshin Seifun Group, Inc.	92,800	1,613,142
Nissin Foods Holdings Co. Ltd.	29,800	1,837,850
Nitori Holdings Co. Ltd.	40,700	6,286,315
Nitto Denko Corp.	77,600	6,845,543
NOK Corp.	48,200	1,084,703
Nomura Holdings, Inc.	1,735,400	9,668,736
Nomura Real Estate Holdings, Inc.	48,500	1,001,897
Nomura Real Estate Master Fund, Inc. REIT	1,759	2,324,853
Nomura Research Institute Ltd.	63,581	2,475,342
NSK Ltd.	181,500	2,154,523
NTT Data Corp.	298,500	3,225,706
NTT DOCOMO, Inc.	662,292	15,383,296
Obayashi Corp.	307,700	3,630,208
Obic Co. Ltd.	32,900	2,061,955
Odakyu Electric Railway Co. Ltd.	147,150	2,851,044
Oji Holdings Corp.	437,600	2,296,768
Olympus Corp.	141,700	4,891,540
Omron Corp.	88,500	4,443,717
Ono Pharmaceutical Co. Ltd.	193,100	3,936,300
Oracle Corp.	19,400	1,434,684
Oriental Land Co. Ltd.	104,000	7,813,126
ORIX Corp.	623,800	9,983,864

Osaka Gas Co. Ltd.	846,000	3,309,816
Otsuka Corp.	26,500	1,754,855
Otsuka Holdings Co. Ltd.	180,500	7,271,883
Panasonic Corp.	1,053,000	14,037,126
Park24 Co. Ltd.	47,000	1,129,949
Pola Orbis Holdings, Inc.	48,500	1,559,535
Rakuten, Inc.	455,900	5,413,903
Recruit Holdings Co. Ltd.	521,800	10,399,452
Renesas Electronics Corp.*	235,000	2,370,628
Resona Holdings, Inc.	1,077,600	5,377,463
Ricoh Co. Ltd.	334,600	3,351,022
Rinnai Corp.	17,200	1,494,156
Rohm Co. Ltd.	46,800	3,644,044
Ryohin Keikaku Co. Ltd.	12,100	3,356,984
Sankyo Co. Ltd.	26,100	852,313
Santen Pharmaceutical Co. Ltd.	164,600	2,554,306
SBI Holdings, Inc.	102,300	1,421,880
Secom Co. Ltd.	99,400	7,379,841
Sega Sammy Holdings, Inc.	72,400	1,040,542
Seibu Holdings, Inc.	76,500	1,315,882
Seiko Epson Corp.	135,800	3,484,712
Sekisui Chemical Co. Ltd.	194,100	3,619,457
Sekisui House Ltd.	284,700	4,930,812
Seven & i Holdings Co. Ltd.	363,700	14,440,810
Seven Bank Ltd.	296,100	1,123,152
Sharp Corp.*(b)	720,200	2,161,877
Shimadzu Corp.	119,800	2,202,354
Shimamura Co. Ltd.	11,200	1,367,208
Shimano, Inc.	37,700	5,095,938
Shimizu Corp.	276,000	2,852,013
Shin-Etsu Chemical Co. Ltd.	184,700	16,337,134
Shinsei Bank Ltd.	705,000	1,128,667
Shionogi & Co. Ltd.	144,100	7,595,938
Shiseido Co. Ltd.	182,800	7,580,709
Shizuoka Bank Ltd.	262,000	2,290,281
Showa Shell Sekiyu KK	92,200	1,010,606
SMC Corp.	29,100	9,981,907
SoftBank Group Corp.	397,200	32,235,579
Sohgo Security Services Co. Ltd.	36,200	1,582,217
Sompo Holdings, Inc.	162,700	6,119,657
Sony Corp.	608,900	24,021,461
Sony Financial Holdings, Inc.	78,200	1,239,136
Stanley Electric Co. Ltd.	67,900	2,254,378
Start Today Co. Ltd.	93,100	2,896,275
Subaru Corp.	289,020	10,137,455
Sumitomo Chemical Co. Ltd.	736,000	4,411,916
Sumitomo Corp.	571,800	8,095,754
Sumitomo Dainippon Pharma Co. Ltd. (b)	73,600	1,000,213
Sumitomo Electric Industries Ltd.	377,400	5,911,519
Sumitomo Heavy Industries Ltd.	297,000	2,215,309
Sumitomo Metal Mining Co. Ltd.	251,000	4,326,602
Sumitomo Mitsui Financial Group, Inc.	647,200	24,219,592
Sumitomo Mitsui Trust Holdings, Inc.	161,000	5,573,894
Sumitomo Realty & Development Co. Ltd.	181,100	5,480,690
Sumitomo Rubber Industries Ltd.	76,600	1,270,221
Sundrug Co. Ltd.	37,500	1,553,759
Suntory Beverage & Food Ltd.	64,400	2,975,868
Suruga Bank Ltd.	79,300	1,696,581
Suzuken Co. Ltd.	41,810	1,523,164
Suzuki Motor Corp.	162,600	8,173,262
Sysmex Corp.	75,300	4,643,962
T&D Holdings, Inc.	276,800	3,798,179
Taiheiyo Cement Corp.	582,000	2,244,672
Taisei Corp.	481,000	4,825,970
Taisho Pharmaceutical Holdings Co. Ltd.	16,034	1,251,391
Taiyo Nippon Sanso Corp.	55,000	641,879
Takashimaya Co. Ltd.	153,000	1,404,257
Takeda Pharmaceutical Co. Ltd.	342,400	18,927,228
TDK Corp.	59,600	3,995,561
Teijin Ltd.	87,200	1,770,413
Terumo Corp.	156,700	6,057,898
THK Co. Ltd.	49,000	1,635,785
Tobu Railway Co. Ltd.	480,000	2,654,660
Toho Co. Ltd.	48,100	1,787,315
Toho Gas Co. Ltd.	191,300	1,261,586
Tohoku Electric Power Co., Inc.	214,900	2,940,006
Tokio Marine Holdings, Inc.	324,100	12,942,184
Tokyo Electric Power Co. Holdings, Inc.*	694,100	2,809,610
Tokyo Electron Ltd.	73,400	10,322,136
Tokyo Gas Co. Ltd.	901,400	4,781,885
Tokyo Tatemono Co. Ltd.	97,500	1,200,846
Tokyu Corp.	259,400	3,775,322
Tokyu Fudosan Holdings Corp.	256,100	1,528,190
Toppan Printing Co. Ltd.	266,000	2,663,992
Toray Industries, Inc.	726,800	6,921,905
Toshiba Corp.*	1,878,000	5,227,343
Tosoh Corp.	297,000	3,485,059
TOTO Ltd.	65,700	2,501,064
Toyo Seikan Group Holdings Ltd.	71,400	1,177,498
Toyo Suisan Kaisha Ltd.	45,000	1,663,938
Toyoda Gosei Co. Ltd.	38,100	888,255
Toyota Industries Corp.	72,400	3,859,226
Toyota Motor Corp.	1,256,700	70,679,730

Toyota Tsusho Corp.	99,100	3,051,380
Trend Micro, Inc.	55,500	2,569,655
Tsuruha Holdings, Inc.	18,600	2,214,709
Unicharm Corp.	187,700	4,416,973
United Urban Investment Corp. REIT	1,560	2,354,155
USS Co. Ltd.	108,900	2,140,655
West Japan Railway Co.	79,200	5,756,922
Yahoo Japan Corp.	681,100	3,122,521
Yakult Honsha Co. Ltd.	44,700	3,098,322
Yamada Denki Co. Ltd.	301,200	1,630,181
Yamaguchi Financial Group, Inc.	118,400	1,339,788
Yamaha Corp.	72,200	2,515,359
Yamaha Motor Co. Ltd.	140,200	3,966,180
Yamato Holdings Co. Ltd.	162,800	3,471,171
Yamazaki Baking Co. Ltd.	56,500	1,071,051
Yaskawa Electric Corp.	130,000	3,937,781
Yokogawa Electric Corp.	114,500	1,784,132
Yokohama Rubber Co. Ltd.	48,200	892,227

		1,576,078,427

Jersey Island - 0.1%
Randgold Resources Ltd.	45,233	4,626,594

Jordan - 0.0%
Hikma Pharmaceuticals PLC (b)	67,187	1,087,725

Luxembourg - 0.3%
ArcelorMittal*	321,372	8,585,019
Eurofins Scientific SE	5,148	2,942,257
Millicom International Cellular SA SDR	32,517	2,028,591
RTL Group SA	18,674	1,417,189
SES SA	177,377	4,055,291
Tenaris SA	226,600	3,029,354

		22,057,701

Macau - 0.1%
MGM China Holdings Ltd.	486,685	975,142
Sands China Ltd.	1,160,666	5,198,396
Wynn Macau Ltd.	768,069	1,686,155

		7,859,693

Mexico - 0.0%
Fresnillo PLC	110,823	2,315,799

Netherlands - 4.4%
ABN AMRO Group NV, 144A	183,291	5,136,390
Aegon NV	870,999	4,972,871
Akzo Nobel NV	120,658	11,031,326
Altice NV, Class A*	223,476	5,153,127
Altice NV, Class B*	44,957	1,039,606
ASML Holding NV	179,721	27,920,276
Boskalis Westminster	44,886	1,466,775
EXOR NV	51,970	3,334,662
Gemalto NV	40,506	2,188,960
Heineken Holding NV	48,486	4,787,301
Heineken NV	110,897	11,634,667
ING Groep NV	1,863,724	33,058,127
Koninklijke Ahold Delhaize NV	613,429	11,026,854
Koninklijke DSM NV (b)	88,703	6,729,652
Koninklijke KPN NV	1,675,024	5,924,259
Koninklijke Philips NV	445,594	16,857,905
Koninklijke Vopak NV	34,583	1,463,773
NN Group NV	148,670	5,899,758
NXP Semiconductors NV*	166,100	18,762,656
QIAGEN NV*	106,112	3,404,977
Randstad Holding NV	58,583	3,424,583
Royal Dutch Shell PLC, Class A	2,150,857	59,157,329
Royal Dutch Shell PLC, Class B	1,800,766	50,308,466
Wolters Kluwer NV	147,974	6,464,020

		301,148,320

New Zealand - 0.2%
Auckland International Airport Ltd.	477,643	2,328,611
Contact Energy Ltd.	347,672	1,392,925
Fletcher Building Ltd.	347,828	2,037,879
Mercury NZ Ltd.	328,338	810,967
Meridian Energy Ltd.	621,250	1,315,867
Ryman Healthcare Ltd.	180,862	1,179,117
Spark New Zealand Ltd.	918,461	2,581,762

		11,647,128

Norway - 0.7%
DNB ASA	466,394	9,107,907
Gjensidige Forsikring ASA	98,063	1,716,556
Marine Harvest ASA*	187,824	3,730,841
Norsk Hydro ASA	663,224	4,787,417
Orkla ASA	400,949	4,116,498
Schibsted ASA, Class A	38,718	940,757
Schibsted ASA, Class B	42,575	976,850
Statoil ASA	540,607	10,243,586
Telenor ASA	363,312	7,357,139
Yara International ASA	85,343	3,490,527

		46,468,078

Portugal - 0.2%
EDP - Energias de Portugal SA	1,161,966	4,461,013
Galp Energia SGPS SA	247,014	4,090,337
Jeronimo Martins SGPS SA	122,640	2,446,902

		10,998,252

Singapore - 1.3%
Ascendas Real Estate Investment Trust REIT	1,199,700	2,353,480
CapitaLand Commercial Trust REIT	1,000,600	1,284,003

CapitaLand Ltd.	1,202,800	3,353,062
CapitaLand Mall Trust REIT	1,210,300	1,936,908
City Developments Ltd.	194,300	1,677,977
ComfortDelGro Corp. Ltd.	1,076,000	1,817,206
DBS Group Holdings Ltd.	848,900	12,909,265
Genting Singapore PLC	3,022,800	2,641,704
Global Logistic Properties Ltd.	1,278,500	3,054,936
Golden Agri-Resources Ltd.	3,610,200	1,051,682
Hutchison Port Holdings Trust, Class U	2,670,009	1,214,854
Jardine Cycle & Carriage Ltd.	48,600	1,431,172
Keppel Corp. Ltd.	696,100	3,239,346
Oversea-Chinese Banking Corp. Ltd.	1,514,600	12,476,922
SATS Ltd.	346,100	1,232,835
Sembcorp Industries Ltd.	505,800	1,111,607
Singapore Airlines Ltd.	268,700	2,043,067
Singapore Exchange Ltd.	391,400	2,164,903
Singapore Press Holdings Ltd.	803,200	1,634,892
Singapore Technologies Engineering Ltd.	778,800	2,096,405
Singapore Telecommunications Ltd.	3,870,800	10,562,307
StarHub Ltd.	302,700	582,652
Suntec Real Estate Investment Trust REIT	1,189,900	1,662,938
United Overseas Bank Ltd.	620,549	10,997,303
UOL Group Ltd.	241,434	1,456,492
Wilmar International Ltd.	782,000	1,914,702

		87,902,620

South Africa - 0.1%
Investec PLC	329,083	2,510,655
Mediclinic International PLC	182,810	1,807,203
Mondi PLC	181,042	4,946,618

		9,264,476

Spain - 3.4%
Abertis Infraestructuras SA	340,048	6,881,760
ACS Actividades de Construccion y Servicios SA	118,105	4,465,388
Aena SA, 144A	33,087	6,461,659
Amadeus IT Group SA	209,981	13,016,012
Banco Bilbao Vizcaya Argentaria SA	3,214,265	28,399,651
Banco de Sabadell SA	2,616,562	5,753,184
Banco Santander SA	7,710,556	50,108,242
Bankia SA	497,116	2,419,832
Bankinter SA	330,463	3,151,126
CaixaBank SA	1,714,132	8,852,057
Distribuidora Internacional de Alimentacion SA	307,325	1,944,882
Enagas SA	109,159	3,216,865
Endesa SA	156,415	3,773,422
Ferrovial SA	233,267	5,316,417
Gas Natural SDG SA	172,398	4,190,814
Grifols SA	144,985	4,099,181
Iberdrola SA	2,758,671	22,531,894
Industria de Diseno Textil SA	523,495	19,889,220
Mapfre SA	529,034	1,872,358
Red Electrica Corp. SA	211,120	4,741,290
Repsol SA	589,283	10,122,799
Siemens Gamesa Renewable Energy SA	117,041	1,747,910
Telefonica SA	2,178,307	23,491,444

		236,447,407

Sweden - 2.8%
Alfa Laval AB	139,909	3,169,445
Assa Abloy AB, Class B	480,841	10,396,562
Atlas Copco AB, Class A	320,437	12,558,170
Atlas Copco AB, Class B	191,033	6,818,357
Boliden AB	131,132	4,587,949
Electrolux AB, Series B	118,323	4,302,113
Essity AB, Class B*	291,079	8,081,305
Getinge AB, Class B (b)	99,002	1,839,058
Hennes & Mauritz AB, Class B	454,456	11,496,165
Hexagon AB, Class B	126,902	6,227,114
Husqvarna AB, Class B	204,196	2,059,757
ICA Gruppen AB (b)	39,352	1,568,979
Industrivarden AB, Class C	80,216	1,899,966
Investor AB, Class B	220,692	10,321,134
Kinnevik AB, Class B	114,935	3,458,573
L E Lundbergforetagen AB, Class B	18,183	1,408,506
Lundin Petroleum AB*	90,376	1,939,289
Nordea Bank AB	1,460,879	19,654,276
Sandvik AB	546,108	9,024,193
Securitas AB, Class B	149,232	2,452,846
Skandinaviska Enskilda Banken AB, Class A	726,962	9,460,135
Skanska AB, Class B	167,668	3,787,736
SKF AB, Class B	186,022	3,717,748
Svenska Handelsbanken AB, Class A	732,794	10,956,288
Swedbank AB, Class A	434,236	11,738,841
Swedish Match AB	92,653	3,303,476
Tele2 AB, Class B	178,466	2,077,602
Telefonaktiebolaget LM Ericsson, Class B	1,471,440	8,624,102
Telia Co. AB	1,273,207	6,073,001
Volvo AB, Class B	745,238	12,727,407

		195,730,093

Switzerland - 8.7%
ABB Ltd.	957,805	22,173,493
Adecco Group AG	79,888	5,789,891
Baloise Holding AG	24,267	3,864,196
Barry Callebaut AG*	1,120	1,611,763
Chocoladefabriken Lindt & Spruengli AG	52	3,617,415
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	425	2,437,562
Cie Financiere Richemont SA	250,588	22,407,760
Coca-Cola HBC AG*	86,578	2,960,046
Credit Suisse Group AG*	1,161,636	17,080,210
Dufry AG*	16,682	2,571,145
EMS-Chemie Holding AG	3,996	2,731,506
Ferguson PLC	120,750	7,187,165
Geberit AG	17,654	8,065,298
Givaudan SA	4,403	8,999,301
Glencore PLC*	5,871,468	27,294,498
Julius Baer Group Ltd.*	109,945	6,145,317
Kuehne + Nagel International AG	26,048	4,718,221
LafargeHolcim Ltd.*	218,053	12,813,271
Lonza Group AG*	35,494	8,986,854
Nestle SA	1,496,518	126,953,167
Novartis AG	1,070,250	90,289,614
Pargesa Holding SA	16,852	1,365,452
Partners Group Holding AG	8,486	5,504,241
Roche Holding AG	337,863	85,791,377
Schindler Holding AG	8,969	1,884,617
Schindler Holding AG Participation Certificates	19,610	4,200,317
SGS SA	2,656	5,935,459
Sika AG	1,027	7,282,549
Sonova Holding AG	25,531	4,315,736
STMicroelectronics NV	307,975	5,336,273
Straumann Holding AG	4,697	3,009,861
Swatch Group AG - Bearer	14,907	5,950,675
Swatch Group AG - Registered	27,555	2,136,414
Swiss Life Holding AG*	15,780	5,647,527
Swiss Prime Site AG*	34,344	3,108,670
Swiss Re AG	155,225	14,058,388
Swisscom AG	12,749	6,429,341
UBS Group AG*	1,757,353	28,954,771
Vifor Pharma AG	23,896	2,414,644
Zurich Insurance Group AG	72,534	21,700,823

		603,724,828

United Kingdom - 15.4%
3i Group PLC	477,023	5,980,213
Admiral Group PLC	98,180	2,451,517
Anglo American PLC	644,448	11,687,464
Ashtead Group PLC	246,118	5,292,552
Associated British Foods PLC	171,567	7,369,922
AstraZeneca PLC	608,348	35,721,782
Auto Trader Group PLC, 144A	467,553	2,136,618
Aviva PLC	1,948,730	13,166,414
Babcock International Group PLC	123,742	1,300,080
BAE Systems PLC	1,525,137	11,980,768
Barclays PLC	8,151,176	20,142,366
Barratt Developments PLC	486,127	3,925,651
Berkeley Group Holdings PLC	63,123	3,053,549
BP PLC	9,402,928	54,125,138
British American Tobacco PLC	1,106,937	69,149,567
British Land Co. PLC REIT	473,181	3,741,565
BT Group PLC	4,064,392	15,375,357
Bunzl PLC	165,458	4,942,302
Burberry Group PLC	215,802	5,014,563
Capita PLC	318,774	2,673,144
Centrica PLC	2,663,449	6,884,727
CNH Industrial NV	501,187	5,685,950
Cobham PLC	1,147,138	2,036,647
Coca-Cola European Partners PLC	106,733	4,570,351
Compass Group PLC	759,877	16,232,405
ConvaTec Group PLC, 144A*	574,367	2,130,834
Croda International PLC	63,248	3,142,199
Diageo PLC	1,210,200	40,562,216
Direct Line Insurance Group PLC	660,975	3,248,721
Dixons Carphone PLC	490,971	1,100,866
easyJet PLC	81,467	1,259,918
Experian PLC	452,307	9,088,953
Fiat Chrysler Automobiles NV*	524,755	7,902,372
G4S PLC	746,525	2,736,698
GKN PLC	829,189	3,419,303
GlaxoSmithKline PLC	2,361,638	46,830,267
Hammerson PLC REIT	379,732	2,754,670
Hargreaves Lansdown PLC	130,713	2,366,336
HSBC Holdings PLC	9,639,050	93,543,681
IMI PLC	136,421	2,002,196
Imperial Brands PLC	460,220	19,046,398
Inmarsat PLC	226,710	2,145,909
InterContinental Hotels Group PLC	88,545	4,414,999
International Consolidated Airlines Group SA	312,101	2,469,626
Intertek Group PLC	78,305	5,174,161
Intu Properties PLC REIT	406,075	1,306,430
ITV PLC	1,775,723	3,641,732
J Sainsbury PLC	781,334	2,380,354
Johnson Matthey PLC	93,534	3,343,005
Kingfisher PLC	1,078,059	4,166,755
Land Securities Group PLC REIT	388,277	5,070,988

Legal & General Group PLC	2,856,167	9,609,934
Lloyds Banking Group PLC	34,344,252	28,342,646
London Stock Exchange Group PLC	150,298	7,676,793
Marks & Spencer Group PLC	783,762	3,239,071
Meggitt PLC	388,830	2,604,468
Merlin Entertainments PLC, 144A	356,473	2,126,374
National Grid PLC	1,653,341	20,838,331
Next PLC	70,113	3,743,458
Old Mutual PLC	2,423,222	6,501,908
Pearson PLC	397,466	3,117,169
Persimmon PLC	151,069	5,194,254
Provident Financial PLC (b)	73,963	844,510
Prudential PLC	1,240,436	29,120,588
Reckitt Benckiser Group PLC	319,572	30,298,470
RELX NV	464,827	9,758,368
RELX PLC	515,459	11,271,125
Rio Tinto Ltd.	200,619	10,819,270
Rio Tinto PLC	595,493	28,849,077
Rolls-Royce Holdings PLC*	787,462	9,306,906
Royal Bank of Scotland Group PLC*	1,742,089	5,674,506
Royal Mail PLC	427,469	2,178,968
RSA Insurance Group PLC	493,757	4,255,425
Sage Group PLC	522,169	4,675,848
Schroders PLC	61,227	2,666,518
Segro PLC REIT	478,645	3,329,855
Severn Trent PLC	113,622	3,333,700
Sky PLC	507,299	6,271,211
Smith & Nephew PLC	418,197	7,554,519
Smiths Group PLC	191,479	3,825,420
SSE PLC	485,638	8,948,640
St James’s Place PLC	255,870	3,814,856
Standard Chartered PLC*	1,577,862	15,710,473
Standard Life Aberdeen PLC	1,297,305	7,206,691
Tate & Lyle PLC	233,929	2,067,531
Taylor Wimpey PLC	1,611,390	4,177,770
Tesco PLC*	3,914,265	9,156,264
Travis Perkins PLC	125,260	2,437,690
Unilever NV	782,445	46,582,313
Unilever PLC	617,483	36,082,521
United Utilities Group PLC	330,612	3,890,358
Vodafone Group PLC	12,792,777	36,624,523
Weir Group PLC	109,082	2,531,903
Whitbread PLC	90,366	4,391,282
Wm Morrison Supermarkets PLC	1,070,145	3,404,139
Worldpay Group PLC, 144A	985,821	5,315,739
WPP PLC	615,666	11,304,804

		1,060,566,386

United States - 0.4%
Carnival PLC	91,076	6,330,120
Shire PLC	434,936	21,560,079

		27,890,199

TOTAL COMMON STOCKS (Cost $6,634,346,923)		6,746,605,548

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	26,738	2,218,246
FUCHS PETROLUB SE	34,061	1,893,584
Henkel AG & Co. KGaA	85,457	11,449,948
Porsche Automobil Holding SE	75,666	4,288,539
Schaeffler AG	81,051	1,142,406
Volkswagen AG	89,172	13,306,481

		34,299,204

TOTAL PREFERRED STOCKS (Cost $44,701,578)		34,299,204

RIGHTS - 0.0%
Sweden - 0.0%
Getinge AB, expires 09/14/17*
(Cost $0)	100,220	37,082

SECURITIES LENDING COLLATERAL - 0.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (d)(e)
(Cost $34,366,996)	34,366,996	34,366,996

TOTAL INVESTMENTS - 98.7%
(Cost $6,713,415,497)		$6,815,308,830
Other assets and liabilities, net - 1.3%		88,682,646

NET ASSETS - 100.0%		$6,903,991,476

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $32,716,248, which is 0.5% of net assets.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions in affiliated investments during the period ended August 31, 2017 is as follows:

	Value ($) at 5/31/17	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/ (Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income ($)	Value ($) at 8/31/17
Deutsche Bank AG	21,939,319	256,422	(5,059,984)	984,964	(2,185,096)	—	15,935,625

At August 31, 2017 the Deutsche X-trackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$1,448,850,906	21.3%
Industrials	968,689,984	14.3
Consumer Discretionary	814,329,571	12.0
Consumer Staples	782,265,912	11.6
Health Care	716,963,941	10.6
Materials	538,602,243	7.9
Information Technology	414,986,843	6.1
Energy	326,548,627	4.8
Telecommunication Services	286,217,186	4.2
Real Estate	248,041,011	3.7
Utilities	235,445,610	3.5

Total	$6,780,941,834	100.0%

At August 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) (f)
AMSTERDAM Index Futures	EUR	60	$7,347,166	$7,368,396	9/15/2017	$(63,460)
CAC40 10 EURO Futures	EUR	257	15,507,867	15,555,778	9/15/2017	(219,022)
DAX Index Futures	EUR	38	13,525,891	13,645,747	9/15/2017	(493,821)
FTSE/MIB Index Futures	EUR	22	2,570,491	2,836,754	9/15/2017	101,414
FTSE 100 Index Futures	GBP	246	23,327,015	23,642,835	9/15/2017	71,640
HANG SENG Index Futures	HKD	44	7,836,772	7,853,739	9/28/2017	18,271
IBEX 35 Index Futures	EUR	44	5,403,989	5,396,681	9/15/2017	(66,593)
MSCI SING IX ETS	SGD	109	2,938,234	2,936,115	9/28/2017	1,475
OMXS30 Index Futures	SEK	231	4,431,543	4,490,193	9/15/2017	1,109
SPI 200 Futures	AUD	142	15,630,241	16,051,958	9/21/2017	(62,488)
SWISS MKT IX Futures	CHF	141	12,868,007	13,112,654	9/15/2017	105,999
TOPIX Index Futures	JPY	353	51,500,233	52,050,121	9/07/2017	429,284

Total net unrealized depreciation						$(176,192)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Goldman Sachs & Co.	9/5/2017	AUD	8,612,742	USD	6,873,227	$26,922	$—
Goldman Sachs & Co.	9/5/2017	AUD	7,784,000	USD	6,221,463	33,929	—
JP Morgan & Chase Co.	9/5/2017	AUD	251,870,858	USD	200,992,642	779,453	—
RBC Capital Markets	9/5/2017	AUD	15,554,500	USD	12,412,647	48,310	—
The Bank of Nova Scotia	9/5/2017	AUD	379,814,500	USD	303,099,567	1,183,446	—
Goldman Sachs & Co.	9/5/2017	CHF	3,287,000	USD	3,405,773	—	(23,093)
JP Morgan & Chase Co.	9/5/2017	CHF	111,017,814	USD	115,296,334	—	(512,960)
RBC Capital Markets	9/5/2017	CHF	122,776,500	USD	127,508,334	—	(567,145)
The Bank of New York Mellon	9/5/2017	CHF	99,441,586	USD	103,273,015	—	(460,426)
The Bank of Nova Scotia	9/5/2017	CHF	248,352,300	USD	257,926,533	—	(1,144,543)
JP Morgan & Chase Co.	9/5/2017	DKK	273,464,396	USD	43,434,036	—	(351,109)
RBC Capital Markets	9/5/2017	DKK	190,108,300	USD	30,192,455	—	(246,314)
The Bank of New York Mellon	9/5/2017	DKK	70,752,004	USD	11,236,170	—	(92,130)
The Bank of Nova Scotia	9/5/2017	DKK	289,104,300	USD	45,913,986	—	(375,308)
Goldman Sachs & Co.	9/5/2017	EUR	164,668,933	USD	194,487,183	—	(1,595,965)
Goldman Sachs & Co.	9/5/2017	EUR	13,240,000	USD	15,698,403	—	(67,418)
Goldman Sachs & Co.	9/5/2017	EUR	8,494,000	USD	10,040,723	—	(73,694)
JP Morgan & Chase Co.	9/5/2017	EUR	509,187,285	USD	601,374,726	—	(4,951,216)
RBC Capital Markets	9/5/2017	EUR	903,750,522	USD	1,067,309,484	—	(8,851,298)
The Bank of New York Mellon	9/5/2017	EUR	110,726,700	USD	130,773,215	—	(1,077,034)
The Bank of Nova Scotia	9/5/2017	EUR	284,938,360	USD	336,509,354	—	(2,787,256)
Goldman Sachs & Co.	9/5/2017	GBP	29,957,078	USD	39,535,554	791,434	—
Goldman Sachs & Co.	9/5/2017	GBP	12,509,000	USD	16,520,123	341,970	—
JP Morgan & Chase Co.	9/5/2017	GBP	270,963,704	USD	357,614,347	7,171,282	—
RBC Capital Markets	9/5/2017	GBP	194,588,326	USD	256,807,943	5,142,763	—

The Bank of New York Mellon	9/5/2017	GBP	156,528,432	USD	206,583,877	4,142,359	—
The Bank of Nova Scotia	9/5/2017	GBP	305,164,760	USD	402,739,666	8,063,655	—
Goldman Sachs & Co.	9/5/2017	HKD	7,630,000	USD	977,725	2,594	—
JP Morgan & Chase Co.	9/5/2017	HKD	549,370,370	USD	70,403,666	192,964	—
RBC Capital Markets	9/5/2017	HKD	327,114,698	USD	41,920,315	114,360	—
The Bank of New York Mellon	9/5/2017	HKD	7,787,832	USD	997,999	2,697	—
The Bank of Nova Scotia	9/5/2017	HKD	892,316,100	USD	114,351,121	311,223	—
Goldman Sachs & Co.	9/5/2017	ILS	12,422,024	USD	3,493,651	27,053	—
JP Morgan & Chase Co.	9/5/2017	ILS	8,475,676	USD	2,384,022	18,727	—
RBC Capital Markets	9/5/2017	ILS	4,308,100	USD	1,211,716	9,460	—
The Bank of Nova Scotia	9/5/2017	ILS	39,589,700	USD	11,134,652	86,408	—
Goldman Sachs & Co.	9/5/2017	JPY	8,423,066,710	USD	76,333,923	—	(302,870)
Goldman Sachs & Co.	9/5/2017	JPY	1,619,985,000	USD	14,713,399	—	(25,942)
Goldman Sachs & Co.	9/5/2017	JPY	1,512,568,000	USD	13,736,108	—	(25,906)
JP Morgan & Chase Co.	9/5/2017	JPY	48,986,775,826	USD	443,965,459	—	(1,737,929)
RBC Capital Markets	9/5/2017	JPY	52,604,017,999	USD	476,725,328	—	(1,889,331)
The Bank of New York Mellon	9/5/2017	JPY	28,247,382,298	USD	255,998,462	—	(1,008,736)
The Bank of Nova Scotia	9/5/2017	JPY	46,673,053,767	USD	422,979,639	—	(1,672,481)
Goldman Sachs & Co.	9/5/2017	NOK	14,376,000	USD	1,820,711	—	(32,561)
Goldman Sachs & Co.	9/5/2017	NOK	2,653,362	USD	336,056	—	(6,001)
JP Morgan & Chase Co.	9/5/2017	NOK	60,984,919	USD	7,724,090	—	(137,740)
RBC Capital Markets	9/5/2017	NOK	138,416,400	USD	17,530,161	—	(313,696)
The Bank of New York Mellon	9/5/2017	NOK	101,260,419	USD	12,824,266	—	(229,653)
The Bank of Nova Scotia	9/5/2017	NOK	55,526,100	USD	7,032,350	—	(125,760)
JP Morgan & Chase Co.	9/5/2017	NZD	3,063,660	USD	2,295,589	96,088	—
RBC Capital Markets	9/5/2017	NZD	1,338,600	USD	1,002,871	41,846	—
The Bank of Nova Scotia	9/5/2017	NZD	12,306,140	USD	9,220,868	385,888	—
JP Morgan & Chase Co.	9/5/2017	SEK	442,266,658	USD	54,776,856	—	(899,843)
RBC Capital Markets	9/5/2017	SEK	398,834,300	USD	49,393,997	—	(815,027)
The Bank of New York Mellon	9/5/2017	SEK	362,487,642	USD	44,891,695	—	(741,669)
The Bank of Nova Scotia	9/5/2017	SEK	521,750,500	USD	64,616,666	—	(1,066,209)
Goldman Sachs & Co.	9/5/2017	SGD	312,000	USD	229,971	—	(131)
JP Morgan & Chase Co.	9/5/2017	SGD	63,982,200	USD	47,161,211	—	(26,260)
RBC Capital Markets	9/5/2017	SGD	36,615,400	USD	26,990,167	—	(14,033)
The Bank of Nova Scotia	9/5/2017	SGD	25,122,200	USD	18,517,410	—	(10,447)

Goldman Sachs & Co.	9/5/2017	USD	13,005,076	AUD	16,396,742	28,762	—
JP Morgan & Chase Co.	9/5/2017	USD	20,491,633	AUD	25,677,000	—	(80,879)
JP Morgan & Chase Co.	9/5/2017	USD	179,405,658	AUD	226,193,858	396,778	—
RBC Capital Markets	9/5/2017	USD	1,266,371	AUD	1,602,900	7,781	—
RBC Capital Markets	9/5/2017	USD	2,957,925	AUD	3,740,100	15,096	—
RBC Capital Markets	9/5/2017	USD	894,911	AUD	1,128,300	1,979	—
RBC Capital Markets	9/5/2017	USD	2,530,386	AUD	3,205,800	17,918	—
RBC Capital Markets	9/5/2017	USD	4,641,753	AUD	5,877,400	30,217	—
The Bank of Nova Scotia	9/5/2017	USD	291,926,710	AUD	368,059,900	645,632	—
The Bank of Nova Scotia	9/5/2017	USD	2,112,788	AUD	2,671,500	10,799	—
The Bank of Nova Scotia	9/5/2017	USD	1,270,766	AUD	1,602,900	3,386	—
The Bank of Nova Scotia	9/5/2017	USD	2,977,913	AUD	3,740,100	—	(4,892)
The Bank of Nova Scotia	9/5/2017	USD	2,966,991	AUD	3,740,100	6,030	—
Goldman Sachs & Co.	9/5/2017	USD	3,420,395	CHF	3,287,000	8,470	—
JP Morgan & Chase Co.	9/5/2017	USD	107,861,409	CHF	103,654,814	267,101	—
JP Morgan & Chase Co.	9/5/2017	USD	7,647,296	CHF	7,363,000	33,488	—
RBC Capital Markets	9/5/2017	USD	3,498,896	CHF	3,385,700	32,929	—
RBC Capital Markets	9/5/2017	USD	114,169,823	CHF	109,717,200	282,723	—
RBC Capital Markets	9/5/2017	USD	5,512,997	CHF	5,320,500	37,133	—
RBC Capital Markets	9/5/2017	USD	1,505,373	CHF	1,451,000	8,252	—
RBC Capital Markets	9/5/2017	USD	3,022,813	CHF	2,902,100	4,540	—
The Bank of New York Mellon	9/5/2017	USD	103,477,197	CHF	99,441,586	256,244	—
The Bank of Nova Scotia	9/5/2017	USD	247,358,377	CHF	237,711,400	612,542	—
The Bank of Nova Scotia	9/5/2017	USD	3,494,339	CHF	3,385,700	37,486	—
The Bank of Nova Scotia	9/5/2017	USD	3,509,779	CHF	3,385,800	22,150	—
The Bank of Nova Scotia	9/5/2017	USD	2,499,238	CHF	2,418,400	23,539	—
The Bank of Nova Scotia	9/5/2017	USD	1,504,865	CHF	1,451,000	8,759	—
JP Morgan & Chase Co.	9/5/2017	USD	42,502,801	DKK	265,895,396	70,451	—
JP Morgan & Chase Co.	9/5/2017	USD	1,202,266	DKK	7,569,000	9,628	—
RBC Capital Markets	9/5/2017	USD	1,193,200	DKK	7,516,300	10,256	—
RBC Capital Markets	9/5/2017	USD	652,688	DKK	4,099,800	3,742	—
RBC Capital Markets	9/5/2017	USD	27,439,350	DKK	171,659,200	45,483	—
RBC Capital Markets	9/5/2017	USD	756,723	DKK	4,783,100	9,112	—
RBC Capital Markets	9/5/2017	USD	327,693	DKK	2,049,900	522	—
The Bank of New York Mellon	9/5/2017	USD	11,309,554	DKK	70,752,004	18,746	—

The Bank of Nova Scotia	9/5/2017	USD	763,640	DKK	4,783,100	2,196	—
The Bank of Nova Scotia	9/5/2017	USD	540,501	DKK	3,416,500	6,524	—
The Bank of Nova Scotia	9/5/2017	USD	324,754	DKK	2,049,900	3,461	—
The Bank of Nova Scotia	9/5/2017	USD	757,178	DKK	4,783,100	8,657	—
The Bank of Nova Scotia	9/5/2017	USD	43,809,765	DKK	274,071,700	72,618	—
Goldman Sachs & Co.	9/5/2017	USD	221,614,447	EUR	186,402,933	348,939	—
JP Morgan & Chase Co.	9/5/2017	USD	45,656,194	EUR	38,655,000	373,097	—
JP Morgan & Chase Co.	9/5/2017	USD	559,415,834	EUR	470,532,285	880,818	—
RBC Capital Markets	9/5/2017	USD	11,638,498	EUR	9,830,900	67,862	—
RBC Capital Markets	9/5/2017	USD	21,278,614	EUR	18,023,300	183,026	—
RBC Capital Markets	9/5/2017	USD	13,496,146	EUR	11,469,400	161,294	—
RBC Capital Markets	9/5/2017	USD	1,021,873,130	EUR	859,511,422	1,608,972	—
RBC Capital Markets	9/5/2017	USD	5,845,100	EUR	4,915,500	8,140	—
The Bank of New York Mellon	9/5/2017	USD	131,642,974	EUR	110,726,700	207,276	—
The Bank of Nova Scotia	9/5/2017	USD	9,639,940	EUR	8,192,400	115,341	—
The Bank of Nova Scotia	9/5/2017	USD	5,791,088	EUR	4,915,500	62,151	—
The Bank of Nova Scotia	9/5/2017	USD	13,618,399	EUR	11,469,400	39,041	—
The Bank of Nova Scotia	9/5/2017	USD	295,907,295	EUR	248,891,660	465,916	—
The Bank of Nova Scotia	9/5/2017	USD	13,502,099	EUR	11,469,400	155,341	—
Goldman Sachs & Co.	9/5/2017	USD	54,719,665	GBP	42,466,078	202,608	—
JP Morgan & Chase Co.	9/5/2017	USD	9,545,264	GBP	7,232,000	—	(191,966)
JP Morgan & Chase Co.	9/5/2017	USD	339,831,487	GBP	263,731,704	1,258,280	—
RBC Capital Markets	9/5/2017	USD	222,691,883	GBP	172,823,626	824,552	—
RBC Capital Markets	9/5/2017	USD	11,354,605	GBP	8,867,100	113,402	—
RBC Capital Markets	9/5/2017	USD	6,299,507	GBP	4,836,600	—	(44,230)
RBC Capital Markets	9/5/2017	USD	7,238,659	GBP	5,642,700	59,164	—
RBC Capital Markets	9/5/2017	USD	3,124,432	GBP	2,418,300	3,207	—
The Bank of New York Mellon	9/5/2017	USD	201,694,711	GBP	156,528,432	746,807	—
The Bank of Nova Scotia	9/5/2017	USD	5,170,442	GBP	4,030,500	42,288	—
The Bank of Nova Scotia	9/5/2017	USD	7,268,977	GBP	5,642,700	28,846	—
The Bank of Nova Scotia	9/5/2017	USD	7,469,186	GBP	5,642,700	—	(171,363)
The Bank of Nova Scotia	9/5/2017	USD	3,117,622	GBP	2,418,300	10,017	—
The Bank of Nova Scotia	9/5/2017	USD	370,368,648	GBP	287,430,560	1,371,349	—
Goldman Sachs & Co.	9/5/2017	USD	974,899	HKD	7,630,000	231	—
JP Morgan & Chase Co.	9/5/2017	USD	70,194,069	HKD	549,370,370	16,634	—

RBC Capital Markets	9/5/2017	USD	1,147,389	HKD	8,965,900	—	(1,528)
RBC Capital Markets	9/5/2017	USD	1,337,132	HKD	10,460,200	—	(296)
RBC Capital Markets	9/5/2017	USD	573,022	HKD	4,483,000	—	(85)
RBC Capital Markets	9/5/2017	USD	2,101,626	HKD	16,437,500	—	(879)
RBC Capital Markets	9/5/2017	USD	36,640,891	HKD	286,768,098	8,683	—
The Bank of New York Mellon	9/5/2017	USD	995,066	HKD	7,787,832	236	—
The Bank of Nova Scotia	9/5/2017	USD	573,466	HKD	4,483,000	—	(529)
The Bank of Nova Scotia	9/5/2017	USD	1,339,363	HKD	10,460,200	—	(2,527)
The Bank of Nova Scotia	9/5/2017	USD	1,337,599	HKD	10,460,200	—	(763)
The Bank of Nova Scotia	9/5/2017	USD	955,059	HKD	7,471,600	—	(172)
The Bank of Nova Scotia	9/5/2017	USD	109,812,380	HKD	859,441,100	26,023	—
Goldman Sachs & Co.	9/5/2017	USD	3,463,406	ILS	12,422,024	3,192	—
JP Morgan & Chase Co.	9/5/2017	USD	1,741,646	ILS	6,246,676	1,605	—
JP Morgan & Chase Co.	9/5/2017	USD	627,020	ILS	2,229,000	—	(4,976)
RBC Capital Markets	9/5/2017	USD	101,404	ILS	366,800	958	—
RBC Capital Markets	9/5/2017	USD	87,801	ILS	314,400	—	(62)
RBC Capital Markets	9/5/2017	USD	43,787	ILS	157,200	83	—
RBC Capital Markets	9/5/2017	USD	806,686	ILS	2,893,300	743	—
RBC Capital Markets	9/5/2017	USD	160,240	ILS	576,400	615	—
The Bank of Nova Scotia	9/5/2017	USD	72,428	ILS	262,000	688	—
The Bank of Nova Scotia	9/5/2017	USD	102,648	ILS	366,800	—	(286)
The Bank of Nova Scotia	9/5/2017	USD	101,376	ILS	366,800	987	—
The Bank of Nova Scotia	9/5/2017	USD	10,716,658	ILS	38,436,900	9,876	—
The Bank of Nova Scotia	9/5/2017	USD	43,405	ILS	157,200	464	—
Goldman Sachs & Co.	9/5/2017	USD	104,993,819	JPY	11,555,619,710	144,328	—
JP Morgan & Chase Co.	9/5/2017	USD	53,692,061	JPY	5,923,974,000	206,878	—
JP Morgan & Chase Co.	9/5/2017	USD	391,266,598	JPY	43,062,801,826	537,849	—
RBC Capital Markets	9/5/2017	USD	440,534,339	JPY	48,485,209,299	605,575	—
RBC Capital Markets	9/5/2017	USD	15,321,104	JPY	1,678,033,200	—	(53,615)
RBC Capital Markets	9/5/2017	USD	9,751,311	JPY	1,067,839,300	—	(35,636)
RBC Capital Markets	9/5/2017	USD	4,148,747	JPY	457,645,400	15,113	—
RBC Capital Markets	9/5/2017	USD	8,398,635	JPY	915,290,800	—	(70,914)
The Bank of New York Mellon	9/5/2017	USD	256,654,391	JPY	28,247,382,298	352,807	—
The Bank of Nova Scotia	9/5/2017	USD	4,156,130	JPY	457,645,400	7,730	—
The Bank of Nova Scotia	9/5/2017	USD	9,789,114	JPY	1,067,839,300	—	(73,439)

The Bank of Nova Scotia	9/5/2017	USD	9,660,877	JPY	1,067,839,300	54,798	—
The Bank of Nova Scotia	9/5/2017	USD	393,576,116	JPY	43,316,987,367	541,024	—
The Bank of Nova Scotia	9/5/2017	USD	6,965,280	JPY	762,742,400	—	(25,511)
Goldman Sachs & Co.	9/5/2017	USD	2,188,906	NOK	17,029,362	6,423	—
JP Morgan & Chase Co.	9/5/2017	USD	7,838,830	NOK	60,984,919	23,000	—
RBC Capital Markets	9/5/2017	USD	438,609	NOK	3,438,400	4,650	—
RBC Capital Markets	9/5/2017	USD	236,574	NOK	1,875,500	5,204	—
RBC Capital Markets	9/5/2017	USD	16,706,852	NOK	129,976,800	49,021	—
RBC Capital Markets	9/5/2017	USD	276,632	NOK	2,188,000	5,432	—
RBC Capital Markets	9/5/2017	USD	120,186	NOK	937,700	697	—
The Bank of New York Mellon	9/5/2017	USD	13,015,729	NOK	101,260,419	38,190	—
The Bank of Nova Scotia	9/5/2017	USD	276,769	NOK	2,188,000	5,295	—
The Bank of Nova Scotia	9/5/2017	USD	6,253,270	NOK	48,649,500	18,348	—
The Bank of Nova Scotia	9/5/2017	USD	277,410	NOK	2,188,000	4,655	—
The Bank of Nova Scotia	9/5/2017	USD	197,598	NOK	1,562,900	3,882	—
The Bank of Nova Scotia	9/5/2017	USD	118,519	NOK	937,700	2,364	—
JP Morgan & Chase Co.	9/5/2017	USD	1,933,496	NZD	2,699,660	4,678	—
JP Morgan & Chase Co.	9/5/2017	USD	272,754	NZD	364,000	—	(11,426)
RBC Capital Markets	9/5/2017	USD	108,539	NZD	150,600	—	(418)
RBC Capital Markets	9/5/2017	USD	29,580	NZD	41,100	—	(73)
RBC Capital Markets	9/5/2017	USD	69,680	NZD	95,800	—	(902)
RBC Capital Markets	9/5/2017	USD	693,998	NZD	969,000	1,679	—
RBC Capital Markets	9/5/2017	USD	60,100	NZD	82,100	—	(1,158)
The Bank of Nova Scotia	9/5/2017	USD	30,036	NZD	41,100	—	(529)
The Bank of Nova Scotia	9/5/2017	USD	49,750	NZD	68,400	—	(644)
The Bank of Nova Scotia	9/5/2017	USD	71,140	NZD	95,800	—	(2,362)
The Bank of Nova Scotia	9/5/2017	USD	70,071	NZD	95,800	—	(1,293)
The Bank of Nova Scotia	9/5/2017	USD	8,598,010	NZD	12,005,040	20,801	—
JP Morgan & Chase Co.	9/5/2017	USD	10,304,546	SEK	83,195,000	168,825	—
JP Morgan & Chase Co.	9/5/2017	USD	45,124,527	SEK	359,071,658	78,800	—
RBC Capital Markets	9/5/2017	USD	1,017,461	SEK	8,252,000	21,379	—
RBC Capital Markets	9/5/2017	USD	1,875,908	SEK	15,128,600	28,623	—
RBC Capital Markets	9/5/2017	USD	1,189,703	SEK	9,627,300	22,272	—
RBC Capital Markets	9/5/2017	USD	517,331	SEK	4,126,000	2,089	—
RBC Capital Markets	9/5/2017	USD	45,454,881	SEK	361,700,400	79,377	—

The Bank of New York Mellon	9/5/2017	USD	45,553,814	SEK	362,487,642	79,550	—
The Bank of Nova Scotia	9/5/2017	USD	511,708	SEK	4,126,000	7,712	—
The Bank of Nova Scotia	9/5/2017	USD	849,784	SEK	6,876,700	15,920	—
The Bank of Nova Scotia	9/5/2017	USD	61,765,940	SEK	491,493,200	107,861	—
The Bank of Nova Scotia	9/5/2017	USD	1,189,916	SEK	9,627,300	22,059	—
The Bank of Nova Scotia	9/5/2017	USD	1,188,261	SEK	9,627,300	23,714	—
Goldman Sachs & Co.	9/5/2017	USD	229,750	SGD	312,000	353	—
JP Morgan & Chase Co.	9/5/2017	USD	47,115,022	SGD	63,982,200	72,449	—
RBC Capital Markets	9/5/2017	USD	233,145	SGD	316,700	424	—
RBC Capital Markets	9/5/2017	USD	542,421	SGD	738,900	2,525	—
RBC Capital Markets	9/5/2017	USD	852,680	SGD	1,161,100	3,642	—
RBC Capital Markets	9/5/2017	USD	466,030	SGD	633,300	1,035	—
RBC Capital Markets	9/5/2017	USD	24,864,065	SGD	33,765,400	38,234	—
The Bank of Nova Scotia	9/5/2017	USD	542,427	SGD	738,900	2,518	—
The Bank of Nova Scotia	9/5/2017	USD	387,452	SGD	527,800	1,806	—
The Bank of Nova Scotia	9/5/2017	USD	16,789,323	SGD	22,799,900	25,817	—
The Bank of Nova Scotia	9/5/2017	USD	543,757	SGD	738,900	1,189	—
The Bank of Nova Scotia	9/5/2017	USD	232,559	SGD	316,700	1,010	—
Goldman Sachs & Co.	10/4/2017	AUD	16,396,742	USD	13,000,616	—	(28,720)
JP Morgan & Chase Co.	10/4/2017	AUD	226,193,858	USD	179,341,238	—	(399,094)
RBC Capital Markets	10/4/2017	AUD	1,128,300	USD	894,613	—	(1,967)
The Bank of Nova Scotia	10/4/2017	AUD	368,059,900	USD	291,827,334	—	(643,954)
Goldman Sachs & Co.	10/4/2017	CHF	3,287,000	USD	3,426,996	—	(8,571)
JP Morgan & Chase Co.	10/4/2017	CHF	103,654,814	USD	108,065,936	—	(273,901)
RBC Capital Markets	10/4/2017	CHF	109,717,200	USD	114,387,051	—	(289,181)
The Bank of New York Mellon	10/4/2017	CHF	99,441,586	USD	103,671,919	—	(264,260)
The Bank of Nova Scotia	10/4/2017	CHF	237,711,400	USD	247,829,020	—	(626,535)
JP Morgan & Chase Co.	10/4/2017	DKK	265,895,396	USD	42,570,849	—	(72,486)
RBC Capital Markets	10/4/2017	DKK	171,659,200	USD	27,483,281	—	(46,797)
The Bank of New York Mellon	10/4/2017	DKK	70,752,004	USD	11,329,293	—	(17,655)
The Bank of New York Mellon	10/4/2017	DKK	24,000,000	USD	3,842,948	—	(6,085)
The Bank of Nova Scotia	10/4/2017	DKK	274,071,700	USD	43,878,501	—	(76,120)
Goldman Sachs & Co.	10/4/2017	EUR	8,800,000	USD	10,486,652	—	(8,708)
Goldman Sachs & Co.	10/4/2017	EUR	186,402,933	USD	221,953,514	—	(360,798)
JP Morgan & Chase Co.	10/4/2017	EUR	470,532,285	USD	560,280,060	—	(902,424)

RBC Capital Markets	10/4/2017	EUR	859,511,422	USD	1,023,450,333	—	(1,649,900)
The Bank of New York Mellon	10/4/2017	EUR	110,726,700	USD	131,846,157	—	(212,549)
The Bank of Nova Scotia	10/4/2017	EUR	248,891,660	USD	296,361,522	—	(480,256)
Goldman Sachs & Co.	10/4/2017	GBP	4,300,000	USD	5,564,699	—	(2,241)
Goldman Sachs & Co.	10/4/2017	GBP	42,466,078	USD	54,774,021	—	(204,137)
JP Morgan & Chase Co.	10/4/2017	GBP	263,731,704	USD	340,171,727	—	(1,265,113)
RBC Capital Markets	10/4/2017	GBP	172,823,626	USD	222,915,690	—	(828,183)
The Bank of New York Mellon	10/4/2017	GBP	156,528,432	USD	201,895,850	—	(751,661)
The Bank of Nova Scotia	10/4/2017	GBP	287,430,560	USD	370,737,996	—	(1,380,262)
Goldman Sachs & Co.	10/4/2017	HKD	7,630,000	USD	975,680	—	(283)
JP Morgan & Chase Co.	10/4/2017	HKD	549,370,370	USD	70,252,503	—	(18,166)
RBC Capital Markets	10/4/2017	HKD	286,768,098	USD	36,671,323	—	(9,552)
The Bank of New York Mellon	10/4/2017	HKD	32,000,000	USD	4,091,927	—	(1,234)
The Bank of New York Mellon	10/4/2017	HKD	7,787,832	USD	995,876	—	(275)
The Bank of Nova Scotia	10/4/2017	HKD	859,441,100	USD	109,899,441	—	(32,772)
Goldman Sachs & Co.	10/4/2017	ILS	12,422,024	USD	3,466,160	—	(4,186)
JP Morgan & Chase Co.	10/4/2017	ILS	6,246,676	USD	1,743,416	—	(1,720)
RBC Capital Markets	10/4/2017	ILS	2,893,300	USD	807,452	—	(851)
The Bank of Nova Scotia	10/4/2017	ILS	38,436,900	USD	10,726,826	—	(11,306)
Goldman Sachs & Co.	10/4/2017	JPY	11,555,619,710	USD	105,135,101	—	(147,723)
JP Morgan & Chase Co.	10/4/2017	JPY	43,062,801,826	USD	391,793,095	—	(550,499)
RBC Capital Markets	10/4/2017	JPY	48,485,209,299	USD	441,131,546	—	(615,402)
The Bank of New York Mellon	10/4/2017	JPY	28,247,382,298	USD	256,995,308	—	(365,547)
The Bank of Nova Scotia	10/4/2017	JPY	43,316,987,367	USD	394,109,665	—	(549,804)
Goldman Sachs & Co.	10/4/2017	NOK	17,029,362	USD	2,190,342	—	(6,388)
JP Morgan & Chase Co.	10/4/2017	NOK	60,984,919	USD	7,843,871	—	(22,977)
RBC Capital Markets	10/4/2017	NOK	129,976,800	USD	16,717,488	—	(49,078)
The Bank of New York Mellon	10/4/2017	NOK	101,260,419	USD	13,023,848	—	(38,403)
The Bank of Nova Scotia	10/4/2017	NOK	48,649,500	USD	6,257,251	—	(18,370)
JP Morgan & Chase Co.	10/4/2017	NZD	2,699,660	USD	1,932,436	—	(4,690)
RBC Capital Markets	10/4/2017	NZD	969,000	USD	693,600	—	(1,701)
The Bank of Nova Scotia	10/4/2017	NZD	12,005,040	USD	8,593,088	—	(21,062)
JP Morgan & Chase Co.	10/4/2017	SEK	359,071,658	USD	45,198,368	—	(80,047)
RBC Capital Markets	10/4/2017	SEK	361,700,400	USD	45,528,403	—	(81,493)
The Bank of New York Mellon	10/4/2017	SEK	362,487,642	USD	45,627,496	—	(81,670)

The Bank of Nova Scotia	10/4/2017	SEK	491,493,200	USD	61,866,857	—	(109,724)
Goldman Sachs & Co.	10/4/2017	SGD	312,000	USD	229,817	—	(328)
JP Morgan & Chase Co.	10/4/2017	SGD	63,982,200	USD	47,125,433	—	(70,637)
RBC Capital Markets	10/4/2017	SGD	33,765,400	USD	24,869,009	—	(37,827)
The Bank of Nova Scotia	10/4/2017	SGD	22,799,900	USD	16,792,909	—	(25,295)
Goldman Sachs & Co.	10/4/2017	USD	6,264,044	AUD	7,900,000	13,530	—
Goldman Sachs & Co.	10/4/2017	USD	6,568,569	CHF	6,300,000	16,180	—
Goldman Sachs & Co.	10/4/2017	USD	52,395,200	EUR	44,000,000	81,602	—
Goldman Sachs & Co.	10/4/2017	USD	4,256,660	GBP	3,300,000	15,642	—
Goldman Sachs & Co.	10/4/2017	USD	19,107,637	JPY	2,100,000,000	25,385	—

Total unrealized appreciation (depreciation)						$45,106,656	$(48,803,055)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations
AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$6,746,605,548	$—	$—	$6,746,605,548
Preferred Stock	34,299,204	—	—	34,299,204
Rights	37,082	—	—	37,082
Short-Term Investments	34,366,996	—	—	34,366,996
Derivatives (i)
Forward Foreign Currency Exchange Contracts	—	45,106,656	—	45,106,656
Futures Contracts	729,192	—	—	729,192

TOTAL	$6,816,038,022	$45,106,656	$—	$6,861,144,678

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Exchange Contracts	$—	$(48,803,055)	$—	$(48,803,055)
Futures Contracts	(905,384)	—	—	(905,384)

TOTAL	$(905,384)	$(48,803,055)	$—	$(49,708,439)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Emerging Markets Bond-Interest Rate Hedged ETF

August 31, 2017 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 97.3%
Brazil - 4.9%
Brazilian Government International Bond
4.875%, 1/22/21 (a)	$110,000	$117,391
10.125%, 5/15/27	30,000	43,875
8.25%, 1/20/34	65,000	84,500
5.625%, 1/07/41	125,000	125,469

		371,235

Colombia - 6.4%
Colombia Government International Bond
2.625%, 3/15/23	200,000	197,400
8.125%, 5/21/24	25,000	32,119
7.375%, 9/18/37	100,000	133,000
6.125%, 1/18/41	100,000	118,875

		481,394

Croatia - 2.9%
Croatia Government International Bond
6.75%, 11/05/19, 144A	100,000	108,966
6.625%, 7/14/20, 144A	100,000	110,656

		219,622

Ecuador - 2.8%
Ecuador Government International Bond
9.625%, 6/02/27, 144A	200,000	209,750

Egypt - 5.5%
Egypt Government International Bond
6.125%, 1/31/22, 144A	200,000	208,600
5.875%, 6/11/25, 144A	200,000	203,209

		411,809

El Salvador - 0.4%
El Salvador Government International Bond
7.65%, 6/15/35, 144A (a)	30,000	30,075

Hungary - 4.7%
Hungary Government International Bond
6.25%, 1/29/20	50,000	54,699
6.375%, 3/29/21	50,000	56,729
5.75%, 11/22/23	70,000	81,902
5.375%, 3/25/24	106,000	122,448
7.625%, 3/29/41	26,000	40,249

		356,027

Indonesia - 3.7%
Indonesia Government International Bond
8.50%, 10/12/35, 144A	100,000	148,922
6.625%, 2/17/37, 144A	100,000	128,034

		276,956

Kazakhstan - 3.0%
Kazakhstan Government International Bond
5.125%, 7/21/25, 144A	200,000	224,218

Lebanon - 0.7%
Lebanon Government International Bond
GMTN, 6.375%, 3/09/20	50,000	51,086

Lithuania - 1.5%
Lithuania Government International Bond
7.375%, 2/11/20, 144A	100,000	112,550

Mexico - 4.2%
Mexico Government International Bond
3.625%, 3/15/22	50,000	52,625
4.00%, 10/02/23	30,000	31,830
Series A, MTN, 6.75%, 9/27/34	10,000	13,115
6.05%, 1/11/40	26,000	31,597
MTN, 4.75%, 3/08/44	120,000	125,700
5.55%, 1/21/45	35,000	40,801
GMTN, 5.75%, 10/12/10	20,000	21,720

		317,388

Panama - 4.6%
Panama Government International Bond
5.20%, 1/30/20	100,000	108,500
6.70%, 1/26/36	175,000	234,500

		343,000

Peru - 5.3%
Peruvian Government International Bond
7.35%, 7/21/25	100,000	132,150
8.75%, 11/21/33	75,000	118,500
6.55%, 3/14/37	40,000	54,500
5.625%, 11/18/50	75,000	95,062

		400,212

Philippines - 5.3%
Philippine Government International Bond
10.625%, 3/16/25	75,000	115,474
9.50%, 2/02/30	175,000	283,093

		398,567

Poland - 4.9%
Poland Government International Bond
5.125%, 4/21/21	130,000	143,834
5.00%, 3/23/22	50,000	55,935
3.00%, 3/17/23	40,000	41,242
4.00%, 1/22/24	70,000	75,865
3.25%, 4/06/26	50,000	51,770

		368,646

Qatar - 3.7%
Qatar Government International Bond
9.75%, 6/15/30, 144A	90,000	144,431
6.40%, 1/20/40, 144A	100,000	130,189

		274,620

Romania - 2.6%
Romanian Government International Bond
4.375%, 8/22/23, 144A	10,000	10,816
4.875%, 1/22/24, 144A	86,000	95,761
6.125%, 1/22/44, 144A	70,000	89,892

		196,469

Russia - 5.9%
Russian Foreign Bond-Eurobond
12.75%, 6/24/28, 144A	250,000	441,707

South Africa - 6.9%
South Africa Government International Bond
5.50%, 3/09/20	100,000	107,008
5.875%, 5/30/22	100,000	110,609
4.665%, 1/17/24	100,000	103,683
4.30%, 10/12/28	200,000	192,996

		514,296

Sri Lanka - 2.9%
Sri Lanka Government International Bond
6.85%, 11/03/25, 144A	200,000	220,067

Turkey - 5.1%
Turkey Government International Bond
7.00%, 6/05/20	70,000	77,144
7.375%, 2/05/25	55,000	65,093
11.875%, 1/15/30	40,000	64,923
8.00%, 2/14/34	80,000	102,498
7.25%, 3/05/38	60,000	72,891

		382,549

Ukraine - 4.4%
Ukraine Government International Bond
7.75%, 9/01/21, 144A	100,000	104,493
7.75%, 9/01/24, 144A	120,000	123,904
7.75%, 9/01/27, 144A	100,000	102,445

		330,842

Uruguay - 4.2%
Uruguay Government International Bond
4.50%, 8/14/24 (a)	15,000	16,575
4.375%, 10/27/27	75,000	81,114
7.625%, 3/21/36	30,000	42,225
5.10%, 6/18/50	165,000	174,488

		314,402

Venezuela - 0.8%
Venezuela Government International Bond
9.25%, 9/15/27	150,000	59,625

TOTAL SOVEREIGN BONDS
(Cost $7,104,982)		7,307,112

	Number of Shares
SECURITIES LENDING COLLATERAL - 1.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93%(b)(c)
(Cost $100,290)	100,290	100,290

TOTAL INVESTMENTS - 98.6%
(Cost $7,205,272)		$7,407,402
Other assets and liabilities, net - 1.4%		98,820

NET ASSETS - 100.0%		$7,506,222

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $98,425, which is 1.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2017, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
2-Year U.S. Treasury Note	USD	4	$864,875	$865,250	12/29/2017	$(375)
5-Year U.S. Treasury Note	USD	12	1,420,109	1,422,000	12/29/2017	(1,891)
10-Year Ultra U.S. Treasury Note	USD	8	1,087,250	1,092,250	12/19/2017	(5,000)
10-Year U.S. Treasury Note	USD	14	1,772,969	1,777,781	12/19/2017	(4,812)
U.S. Treasury Long Bond	USD	13	2,015,914	2,029,219	12/19/2017	(13,305)

Total net unrealized depreciation						$(25,383)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of August 31, 2017.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (e)	$—	$7,307,112	$—	$7,307,112
Short-Term Investments	100,290	—	—	100,290

TOTAL	$100,290	$7,307,112	$—	$7,407,402

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(25,383)	$—	$—	$(25,383)

TOTAL	$(25,383)	$—	$—	$(25,383)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers High Yield Corporate Bond-Interest Rate Hedged ETF

August 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.6%
Basic Materials - 5.8%
Chemicals - 2.2%
CF Industries, Inc.
3.45%, 6/01/23 (a)	$50,000	$48,750
Chemours Co.
6.625%, 5/15/23 (a)	50,000	53,312
Hexion, Inc.
6.625%, 4/15/20	20,000	18,300
Huntsman International LLC
4.875%, 11/15/20	56,000	59,010
NOVA Chemicals Corp.,
144A 4.875%, 6/01/24	50,000	50,063

		229,435

Iron/Steel - 0.5%
ArcelorMittal
6.00%, 3/01/21	50,000	54,875

Mining - 3.1%
Anglo American Capital PLC, 144A
9.375%, 4/08/19	120,000	133,836
Freeport-McMoRan, Inc.
3.10%, 3/15/20	115,000	115,431
Teck Resources Ltd.
3.75%, 2/01/23 (a)	70,000	70,749

		320,016

Communications - 23.5%
Advertising - 0.5%
Lamar Media Corp.
5.875%, 2/01/22	50,000	51,500

Internet - 1.8%
Expedia, Inc.
5.95%, 8/15/20	40,000	43,776
Netflix, Inc.
5.875%, 2/15/25	80,000	86,800
Symantec Corp.
3.95%, 6/15/22	25,000	25,980
VeriSign, Inc.
5.25%, 4/01/25	30,000	32,250

		188,806

Media - 13.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 5/01/25, 144A	80,000	83,600
5.75%, 2/15/26, 144A	40,000	42,388
Cequel Communications Holdings I LLC / Cequel Capital Corp.,
144A 5.125%, 12/15/21	100,000	102,250
Charter Communications Operating LLC / Charter Communications Operating Capital
4.464%, 7/23/22	100,000	105,884
4.908%, 7/23/25	100,000	107,298
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22	60,000	61,650
CSC Holdings LLC
6.75%, 11/15/21	111,000	122,966
DISH DBS Corp.
5.00%, 3/15/23	155,000	160,472
iHeartCommunications, Inc.
9.00%, 3/01/21	50,000	36,562
SFR Group SA, 144A
7.375%, 5/01/26	200,000	216,754
Sirius XM Radio, Inc.
6.00%, 7/15/24, 144A	35,000	37,897
5.375%, 7/15/26, 144A	30,000	31,575
Univision Communications, Inc., 144A
5.125%, 2/15/25	45,000	45,338
Virgin Media Secured Finance PLC, 144A
5.50%, 1/15/25	200,000	209,500

		1,364,134

Telecommunications - 8.1%
CenturyLink, Inc.
6.75%, 12/01/23	65,000	66,625

CommScope Technologies LLC, 144A
6.00%, 6/15/25	26,000	27,755
Frontier Communications Corp.
7.125%, 1/15/23	73,000	57,670
11.00%, 9/15/25	60,000	52,575
Hughes Satellite Systems Corp.
5.25%, 8/01/26	45,000	47,362
Intelsat Jackson Holdings SA, 144A
8.00%, 2/15/24	50,000	53,953
Intelsat Luxembourg SA
7.75%, 6/01/21	80,000	50,900
Level 3 Communications, Inc.
5.75%, 12/01/22	151,000	155,530
Sprint Communications, Inc.
7.00%, 8/15/20	71,000	78,011
Sprint Corp.
7.625%, 2/15/25	100,000	113,250
T-Mobile USA, Inc.
6.50%, 1/15/26	125,000	138,750

		842,381

Consumer, Cyclical - 11.3%
Airlines - 0.5%
American Airlines Group, Inc., 144A
5.50%, 10/01/19	50,000	52,375

Auto Parts & Equipment - 1.5%
ZF North America Capital, Inc., 144A
4.75%, 4/29/25	150,000	157,875

Distribution/Wholesale - 0.4%
HD Supply, Inc., 144A
5.25%, 12/15/21	40,000	42,150

Entertainment - 2.2%
GLP Capital LP / GLP Financing II, Inc.
4.875%, 11/01/20	90,000	95,400
Regal Entertainment Group
5.75%, 3/15/22	88,000	91,520
Scientific Games International, Inc.
10.00%, 12/01/22	40,000	44,650

		231,570

Food Service - 0.5%
Aramark Services, Inc.
4.75%, 6/01/26	50,000	52,515

Home Builders - 1.0%
PulteGroup, Inc.
5.00%, 1/15/27	100,000	103,375

Lodging - 2.0%
Hilton Domestic Operating Co., Inc.
4.25%, 9/01/24	20,000	20,482
MGM Resorts International
6.625%, 12/15/21	70,000	78,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A
5.50%, 3/01/25	99,000	103,455

		202,687

Retail - 3.2%
1011778 BC ULC / New Red Finance, Inc., 144A
6.00%, 4/01/22	21,000	21,706
Dollar Tree, Inc.
5.75%, 3/01/23	98,000	103,880
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A
5.00%, 6/01/24	30,000	31,434
L Brands, Inc.
5.625%, 2/15/22	61,000	64,736
PetSmart, Inc.,
144A 7.125%, 3/15/23	50,000	40,875
QVC, Inc.
4.375%, 3/15/23	40,000	41,460

Rite Aid Corp., 144A
6.125%, 4/01/23 (a)	29,000	28,565

		332,656

Consumer, Non-cyclical - 15.6%
Commercial Services - 2.6%
ADT Corp.
3.50%, 7/15/22	41,000	41,074
APX Group, Inc.
7.875%, 12/01/22	50,000	54,375
Hertz Corp.
6.75%, 4/15/19 (a)	23,000	22,928
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	21,000	21,788
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
9.25%, 5/15/23	50,000	55,375
United Rentals North America, Inc.
5.50%, 7/15/25	71,000	76,236

		271,776

Cosmetics/Personal Care - 0.6%
Avon Products, Inc.
7.00%, 3/15/23	50,000	44,750
Edgewell Personal Care Co.
4.70%, 5/19/21	18,000	19,260

		64,010

Food - 1.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC
6.625%, 6/15/24	30,000	28,785
Lamb Weston Holdings, Inc., 144A
4.875%, 11/01/26	50,000	52,007
Post Holdings, Inc., 144A
5.00%, 8/15/26	45,000	45,113

		125,905

Healthcare-Products - 1.2%
Hologic, Inc., 144A
5.25%, 7/15/22	20,000	21,131
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A
5.50%, 4/15/25 (a)	105,000	98,438

		119,569

Healthcare-Services - 8.3%
Centene Corp.
5.625%, 2/15/21	100,000	104,250
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	100,000	101,125
DaVita, Inc.
5.00%, 5/01/25	40,000	40,652
Envision Healthcare Corp., 144A
5.125%, 7/01/22	50,000	52,187
HCA, Inc.
6.50%, 2/15/20	80,000	87,318
7.50%, 2/15/22	133,000	153,615
5.875%, 3/15/22	100,000	111,040
HealthSouth Corp.
5.75%, 11/01/24	45,000	46,463
Kindred Healthcare, Inc.
6.375%, 4/15/22	50,000	45,750
Tenet Healthcare Corp.
8.125%, 4/01/22	80,000	84,200
6.75%, 6/15/23 (a)	35,000	34,811

		861,411

Pharmaceuticals - 1.7%
Endo Finance LLC, 144A
5.75%, 1/15/22	83,000	74,700
Valeant Pharmaceuticals International, 144A
6.375%, 10/15/20 (a)	104,000	103,511

		178,211

Diversified - 0.9%
Holding Companies-Diversified - 0.9%
HRG Group, Inc.
7.875%, 7/15/19	40,000	40,760
Leucadia National Corp.
5.50%, 10/18/23	50,000	53,861

		94,621

Energy - 11.8%
Coal - 0.6%
CONSOL Energy, Inc.
8.00%, 4/01/23	30,000	31,800
Murray Energy Corp., 144A
11.25%, 4/15/21	50,000	29,250

		61,050

Oil & Gas - 7.6%
Antero Resources Corp.
5.375%, 11/01/21	52,000	53,105
California Resources Corp.
5.50%, 9/15/21	3,000	1,350
8.00%, 12/15/22, 144A (a)	68,000	37,740
Cenovus Energy, Inc.
5.70%, 10/15/19	65,000	68,355
Chesapeake Energy Corp., 144A
8.00%, 12/15/22 (a)	41,000	42,537
Continental Resources, Inc.
3.80%, 6/01/24	30,000	28,050
Denbury Resources, Inc.
5.50%, 5/01/22	40,000	18,500
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 5/01/20	38,000	28,167
Marathon Oil Corp.
4.40%, 7/15/27	30,000	30,409
MEG Energy Corp.,
144A 6.50%, 1/15/25	25,000	23,312
Nabors Industries, Inc.
5.00%, 9/15/20	40,000	40,100
Newfield Exploration Co.
5.625%, 7/01/24	50,000	53,500
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/23 (a)	25,000	25,188
Range Resources Corp., 144A
5.00%, 3/15/23	89,000	88,333
Southwestern Energy Co.
5.80%, 1/23/20 (a)	50,000	51,625
Transocean, Inc., 144A
9.00%, 7/15/23	50,000	53,375
Whiting Petroleum Corp.
5.75%, 3/15/21 (a)	91,000	85,768
WPX Energy, Inc.
8.25%, 8/01/23 (a)	55,000	60,638

		790,052

Oil & Gas Services - 0.5%
Weatherford International Ltd.
8.25%, 6/15/23	50,000	49,125

Pipelines - 3.1%
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.125%, 10/15/21	70,000	72,494
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25	50,000	53,937
Energy Transfer Equity LP
5.875%, 1/15/24	21,000	22,732
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.125%, 11/15/19	45,000	45,563
Western Gas Partners LP
3.95%, 6/01/25	50,000	50,070
Williams Cos., Inc.
4.55%, 6/24/24	80,000	82,200

		326,996

Financial - 9.5%
Banks - 2.4%
CIT Group, Inc.
3.875%, 2/19/19	40,000	41,000
5.00%, 8/15/22	39,000	42,311
Royal Bank of Scotland Group PLC
6.125%, 12/15/22	155,000	170,882

		254,193

Diversified Financial Services - 3.7%
Aircastle Ltd.
5.00%, 4/01/23	50,000	53,300
Ally Financial, Inc.
3.50%, 1/27/19	85,000	86,275
4.125%, 2/13/22	40,000	41,150
Discover Financial Services
3.75%, 3/04/25	50,000	50,482
Navient Corp.
5.875%, 10/25/24	94,000	95,457

Springleaf Finance Corp.
7.75%, 10/01/21	50,000	56,438

		383,102

Private Equity - 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 8/01/20	60,000	61,912

Real Estate Investment Trusts - 2.8%
DuPont Fabros Technology LP
5.875%, 9/15/21	60,000	62,028
Equinix, Inc.
5.375%, 4/01/23	82,000	85,895
Iron Mountain, Inc.
5.75%, 8/15/24	88,000	90,204
SBA Communications Corp.
4.875%, 9/01/24	50,000	51,750

		289,877

Industrial - 10.4%
Aerospace/Defense - 1.1%
Arconic, Inc.
5.125%, 10/01/24 (a)	93,000	99,045
TransDigm, Inc.
6.00%, 7/15/22	20,000	20,750

		119,795

Building Materials - 0.5%
Standard Industries, Inc., 144A
5.375%, 11/15/24	18,000	18,900
5.00%, 2/15/27	30,000	30,825

		49,725

Engineering & Construction - 0.8%
AECOM
5.75%, 10/15/22	75,000	78,758

Environmental Control - 0.4%
Covanta Holding Corp.
5.875%, 3/01/24	40,000	40,100

Machinery-Construction & Mining - 0.5%
Vertiv Group Corp., 144A
9.25%, 10/15/24	50,000	55,875

Machinery-Diversified - 0.3%
CNH Industrial Capital LLC
4.375%, 11/06/20	30,000	31,350

Metal Fabricate/Hardware - 0.5%
Novelis Corp., 144A
5.875%, 9/30/26	50,000	52,250

Miscellaneous Manufacturing - 2.1%
Bombardier, Inc., 144A
7.75%, 3/15/20	100,000	109,780
Gates Global LLC / Gates Global Co., 144A
6.00%, 7/15/22	105,000	108,129

		217,909

Packaging & Containers - 3.1%
Ball Corp.
4.375%, 12/15/20	50,000	52,437
Berry Plastics Corp.
5.125%, 7/15/23	62,000	64,868
BWAY Holding Co., 144A
7.25%, 4/15/25	50,000	51,188
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	18,000	18,900
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	133,000	135,645

		323,038

Transportation - 0.6%
XPO Logistics, Inc., 144A
6.50%, 6/15/22	60,000	63,351

Trucking & Leasing - 0.5%
Park Aerospace Holdings Ltd., 144A
5.25%, 8/15/22	50,000	52,313

Technology - 5.7%
Computers - 3.0%
Dell International LLC / EMC
Corp., 144A
5.875%, 6/15/21	50,000	52,547
EMC Corp.
3.375%, 6/01/23 (a)	50,000	48,335
NCR Corp.
6.375%, 12/15/23	84,000	89,985
Seagate HDD Cayman
4.875%, 6/01/27	50,000	47,288
Western Digital Corp.
10.50%, 4/01/24	60,000	71,400

		309,555

Office/Business Equipment - 0.3%
CDW LLC / CDW Finance Corp.
5.50%, 12/01/24	25,000	27,531

Semiconductors - 0.5%
Micron Technology, Inc.
5.50%, 2/01/25	15,000	15,918
Sensata Technologies BV, 144A
5.625%, 11/01/24	30,000	32,813

		48,731

Software - 1.9%
BMC Software Finance, Inc., 144A
8.125%, 7/15/21	50,000	51,875
First Data Corp., 144A
7.00%, 12/01/23	50,000	54,000
Open Text Corp., 144A
5.625%, 1/15/23	42,000	44,468
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24	50,000	53,187

		203,530

Utilities - 3.1%
Electric - 2.1%
AES Corp.
4.875%, 5/15/23	50,000	51,375
Calpine Corp.
5.75%, 1/15/25 (a)	60,000	55,332
FirstEnergy Corp.
4.25%, 3/15/23	102,000	108,361

		215,068

Gas - 1.0%
AmeriGas Partners LP / AmeriGas
Finance Corp.
5.875%, 8/20/26	100,000	102,500

TOTAL CORPORATE BONDS
(Cost $10,006,929)		10,149,539

	Number of Shares
SECURITIES LENDING COLLATERAL - 5.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93%(b)(c)
(Cost $616,914)	616,914	616,914

TOTAL INVESTMENTS -103.5%
(Cost $10,623,843)		$10,766,453
Other assets and liabilities, net -(3.5%)		(372,184)

NET ASSETS - 100.0%		$10,394,269

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $595,475, which is 5.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2017, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
2-Year U.S. Treasury Note	USD	7	$1,513,531	$1,514,187	12/29/2017	$(656)
5-Year U.S. Treasury Note	USD	42	4,969,953	4,977,000	12/29/2017	(7,047)
10-Year Ultra U.S. Treasury Note	USD	2	271,813	273,063	12/19/2017	(1,250)
10-Year U.S. Treasury Note	USD	25	3,165,781	3,174,609	12/19/2017	(8,828)

Total net unrealized depreciation						$(17,781)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of August 31, 2017.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$10,149,539	$—	$10,149,539
Short-Term Investments	616,914	—	—	616,914

TOTAL	$616,914	$10,149,539	$—	$10,766,453

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(17,781)	$—	$—	$(17,781)

TOTAL	$(17,781)	$—	$—	$(17,781)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Investment Grade Bond - Interest Rate Hedged ETF

August 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.3%
Basic Materials - 2.1%
Chemicals - 1.1%
Dow Chemical Co.
7.375%, 11/01/29	$50,000	$67,527

Mining - 1.0%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	25,000	29,669
Goldcorp, Inc.
3.70%, 3/15/23	25,000	26,134

		55,803

Communications - 12.3%
Internet - 0.4%
Amazon.com, Inc.
4.80%, 12/05/34	20,000	22,926

Media - 3.5%
21st Century Fox America, Inc.
4.50%, 2/15/21	30,000	32,283
Comcast Corp.
4.20%, 8/15/34	95,000	100,740
Time Warner, Inc.
3.60%, 7/15/25	40,000	40,509
Walt Disney Co.
MTN, 2.35%, 12/01/22	40,000	40,455

		213,987

Telecommunications - 8.4%
AT&T, Inc.
3.40%, 5/15/25	18,000	17,964
5.35%, 9/01/40	3,000	3,176
4.80%, 6/15/44	45,000	43,897
4.55%, 3/09/49	75,000	69,671
Cisco Systems, Inc.
5.50%, 1/15/40	40,000	50,413
Motorola Solutions, Inc.
3.75%, 5/15/22	40,000	41,639
Telefonica Europe BV
8.25%, 9/15/30	50,000	71,432
Verizon Communications, Inc.
4.40%, 11/01/34	75,000	75,328
4.862%, 8/21/46	50,000	49,706
5.012%, 4/15/49	25,000	25,088
Vodafone Group PLC
2.95%, 2/19/23	55,000	56,134

		504,448

Consumer, Cyclical - 6.9%
Auto Manufacturers - 2.6%
Ford Motor Co.
4.75%, 1/15/43	50,000	48,449
General Motors Co.
4.875%, 10/02/23	100,000	108,152

		156,601

Retail - 4.3%
CVS Health Corp.
3.875%, 7/20/25	45,000	47,342
Home Depot, Inc.
3.00%, 4/01/26	70,000	71,198
McDonald’s Corp.
MTN, 3.70%, 1/30/26	50,000	52,726
Target Corp.
4.00%, 7/01/42	45,000	45,373
Wal-Mart Stores, Inc.
6.20%, 4/15/38	31,000	42,665

		259,304

Consumer, Non-cyclical - 20.1%
Agriculture - 1.2%
Altria Group, Inc.
4.00%, 1/31/24	65,000	69,849

Beverages - 3.1%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	40,000	40,845
3.30%, 2/01/23	50,000	51,985
3.65%, 2/01/26	27,000	28,132
4.625%, 2/01/44	40,000	44,133
PepsiCo, Inc.
2.15%, 10/14/20	10,000	10,120
4.45%, 4/14/46	10,000	11,252

		186,467

Biotechnology - 1.3%
Amgen, Inc.
4.663%, 6/15/51	46,000	49,998
Gilead Sciences, Inc.
4.75%, 3/01/46	25,000	28,025

		78,023

Cosmetics/Personal Care - 1.1%
Procter & Gamble Co.
5.55%, 3/05/37	50,000	67,495

Food - 2.3%
JM Smucker Co.
3.50%, 10/15/21	50,000	52,435
Kellogg Co.
4.00%, 12/15/20	40,000	42,527
Kraft Heinz Foods Co.
6.50%, 2/09/40	35,000	43,655

		138,617

Healthcare-Products - 1.8%
Abbott Laboratories
4.90%, 11/30/46	50,000	56,120
Medtronic, Inc.
3.625%, 3/15/24	50,000	53,262

		109,382

Healthcare-Services - 2.4%
Anthem, Inc.
4.625%, 5/15/42	25,000	27,414
Laboratory Corp. of America Holdings
3.60%, 2/01/25	65,000	67,362
UnitedHealth Group, Inc.
4.75%, 7/15/45	40,000	46,743

		141,519

Pharmaceuticals - 6.9%
AbbVie, Inc.
4.70%, 5/14/45	75,000	81,518
Allergan Funding SCS
3.80%, 3/15/25	100,000	104,730
AstraZeneca PLC
6.45%, 9/15/37	20,000	26,628
GlaxoSmithKline Capital PLC
2.85%, 5/08/22	40,000	41,093
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	60,000	61,681
Johnson & Johnson
5.95%, 8/15/37	20,000	27,317
Pfizer, Inc.
2.20%, 12/15/21	25,000	25,269
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	50,000	49,687

		417,923

Energy - 9.2%
Oil & Gas - 6.0%
Apache Corp.
5.10%, 9/01/40	40,000	41,842
BP Capital Markets PLC
3.814%, 2/10/24	40,000	42,594
ConocoPhillips
6.50%, 2/01/39	50,000	66,019
Phillips 66
4.30%, 4/01/22	60,000	64,577
Shell International Finance BV
4.55%, 8/12/43	65,000	71,430
Total Capital International SA
3.70%, 1/15/24	70,000	74,591

		361,053

Oil & Gas Services – 0.9%
Schlumberger Investment SA
3.65%, 12/01/23	50,000	53,470

Pipelines - 2.3%
Enbridge, Inc.
4.00%, 10/01/23	35,000	36,973
Enterprise Products Operating LLC
5.10%, 2/15/45	45,000	50,090
Williams Partners LP
3.75%, 6/15/27	50,000	50,127

		137,190

Financial - 30.9%
Banks - 27.1%
Bank of America Corp.
GMTN, 3.30%, 1/11/23	140,000	144,094
MTN, 4.875%, 4/01/44	25,000	28,616
Bank of New York Mellon Corp.
MTN, 2.20%, 8/16/23	50,000	49,407
Bank of Nova Scotia
4.50%, 12/16/25	25,000	26,696
Barclays Bank PLC
5.14%, 10/14/20	100,000	107,514
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC
MTN, 3.25%, 3/03/23	40,000	41,459
Capital One Financial Corp.
3.20%, 2/05/25	36,000	36,051
Citigroup, Inc.
2.65%, 10/26/20	100,000	101,476
2.90%, 12/08/21	50,000	50,885
5.30%, 5/06/44	31,000	36,007
Cooperatieve Rabobank UA
4.50%, 1/11/21	70,000	75,209
Goldman Sachs Group, Inc.
3.50%, 1/23/25	50,000	50,995
5.95%, 1/15/27	19,000	22,362
MTN, 4.80%, 7/08/44	40,000	44,921
HSBC Holdings PLC
5.10%, 4/05/21	75,000	82,226
4.00%, 3/30/22	40,000	42,583
JPMorgan Chase & Co.
4.25%, 10/15/20	50,000	53,283
3.875%, 9/10/24	50,000	52,394
3.125%, 1/23/25	37,000	37,371
5.60%, 7/15/41	45,000	56,267
Lloyds Bank PLC
6.375%, 1/21/21	50,000	56,645
Morgan Stanley
GMTN, 3.70%, 10/23/24	45,000	46,919
GMTN, 4.35%, 9/08/26	40,000	42,027
4.30%, 1/27/45	40,000	41,938
PNC Financial Services Group, Inc.
3.30%, 3/08/22	30,000	31,397
Royal Bank of Canada
MTN, 2.35%, 10/30/20	22,000	22,201
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	50,000	48,446
US Bancorp
MTN, 4.125%, 5/24/21	12,000	12,897
Wells Fargo & Co.
4.125%, 8/15/23	40,000	42,693
3.00%, 10/23/26	50,000	49,494
5.606%, 1/15/44	35,000	42,354
Westpac Banking Corp.
3.35%, 3/08/27	50,000	51,463

		1,628,290

Diversified Financial Services - 1.2%
Synchrony Financial
4.25%, 8/15/24	40,000	41,942
Visa, Inc.
3.15%, 12/14/25	30,000	30,920

		72,862

Insurance - 1.4%
American International Group, Inc.
4.50%, 7/16/44	50,000	52,325
Berkshire Hathaway, Inc.
3.125%, 3/15/26	30,000	30,745

		83,070

Real Estate Investment Trusts - 1.2%
American Tower Corp.
5.00%, 2/15/24	40,000	44,503
HCP, Inc.
5.375%, 2/01/21	4,000	4,369
Simon Property Group LP
3.25%, 11/30/26	25,000	25,378

		74,250

Industrial - 5.5%
Aerospace/Defense - 1.9%
Lockheed Martin Corp.
4.70%, 5/15/46	20,000	22,776
Northrop Grumman Corp.
3.25%, 8/01/23	20,000	20,885
United Technologies Corp.
3.10%, 6/01/22	65,000	67,175

		110,836

Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.
3.803%, 8/15/42	20,000	20,517

Miscellaneous Manufacturing - 2.5%
General Electric Co.
2.70%, 10/09/22	40,000	40,971
MTN, 5.875%, 1/14/38	65,000	84,994
4.125%, 10/09/42	25,000	26,569

		152,534

Transportation - 0.8%
Burlington Northern Santa Fe LLC
3.90%, 8/01/46	25,000	25,507
United Parcel Service, Inc.
3.125%, 1/15/21	20,000	20,800

		46,307

Technology - 8.5%
Computers - 3.3%
Apple, Inc.
2.40%, 5/03/23	50,000	50,206
3.20%, 5/13/25	17,000	17,601
2.45%, 8/04/26	40,000	38,890
4.375%, 5/13/45	18,000	19,768
HP, Inc.
4.30%, 6/01/21	70,000	74,616

		201,081

Semiconductors - 1.6%
Intel Corp.
3.70%, 7/29/25	40,000	42,677
QUALCOMM, Inc.
3.00%, 5/20/22	50,000	51,654

		94,331

Software - 3.6%
Microsoft Corp.
3.50%, 2/12/35	85,000	87,184
3.70%, 8/08/46	50,000	50,419
Oracle Corp.
4.30%, 7/08/34	73,000	80,297

		217,900

Utilities - 1.8%
Electric - 1.8%
Berkshire Hathaway Energy Co.
4.50%, 2/01/45	25,000	27,723
Duke Energy Corp.
1.80%, 9/01/21	25,000	24,676
Pacific Gas & Electric Co.
6.05%, 3/01/34	45,000	58,789

		111,188

TOTAL CORPORATE BONDS
(Cost $5,754,995)		5,854,750

TOTAL INVESTMENTS - 97.3%
(Cost $5,754,995)		$5,854,750
Other assets and liabilities, net - 2.7%		163,387

NET ASSETS - 100.0%		$6,018,137

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note

At August 31, 2017, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) (a)
2-Year U.S. Treasury Note	USD	1	$216,219	$216,312	12/29/2017	$(93)
5-Year U.S. Treasury Note	USD	14	1,656,703	1,659,000	12/29/2017	(2,297)
10-Year Ultra U.S. Treasury Note	USD	3	407,719	409,594	12/19/2017	(1,875)
10-Year U.S. Treasury Note	USD	10	1,266,172	1,269,844	12/19/2017	(3,672)
Ultra Long U.S. Treasury Bond	USD	3	504,469	507,188	12/19/2017	(2,719)
U.S. Treasury Long Bond	USD	11	1,706,687	1,717,031	12/19/2017	(10,344)

Total net unrealized depreciation						$(21,000)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of August 31, 2017.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(b)	$—	$5,854,750	$—	$5,854,750

TOTAL	$—	$5,854,750	$—	$5,854,750

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(c)
Futures Contracts	$(21,000)	$—	$—	$(21,000)

TOTAL	$(21,000)	$—	$—	$(21,000)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

August 31, 2017 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 97.9%
California - 19.0%
Bay Area Toll Authority, Highway Revenue Tolls,
5.00%, 10/01/54	$1,850,000	$2,131,958
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 5/15/46	975,000	1,121,776
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue,
Series A, 4.00%, 10/01/42	500,000	533,335
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series A, 5.00%, 7/01/42	500,000	594,300
Series A, 5.00%, 7/01/46	750,000	874,883
Los Angeles Department of Water,Water Revenue,
Series A, 5.00%, 7/01/41	500,000	588,550
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 3/01/41	500,000	579,890
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/01/43	600,000	664,434
San Diego County Regional Transportation Commission, Sales Tax Revenue,
Series A, 4.75%, 4/01/48	250,000	279,598
San Francisco City & County Airport Commission-San Francisco International Airport,
Private Airport & Marina Revenue,
Series C, 5.00%, 5/01/46	1,350,000	1,581,633
San Joaquin Hills Transportation Corridor Agency, Highway Revenue Tolls,
Series A, 5.00%, 1/15/44	2,000,000	2,223,020
Southern California Public Power Authority, Natural Gas Revenue,
Series A, 5.00%, 11/01/33	300,000	364,332

		11,537,709

Colorado - 0.2%
City & County of Denver CO
Airport System, Private Airport & Marina Revenue,
Series B, 5.00%, 11/15/32	100,000	114,559

Connecticut - 0.3%
State of Connecticut Special Tax, Fuel Sales Tax Revenue,
Series A, 5.00%, 10/01/33	145,000	164,025

District of Columbia - 2.6%
District of Columbia Water & Sewer Authority, Water Revenue,
Series C, 5.00%, 10/01/44	630,000	736,999
District of Columbia, Income Tax Revenue,
Series C, 5.00%, 12/01/35	750,000	866,437

		1,603,436

Florida - 2.9%
County of Miami-Dade FL Aviation Revenue,
Series A, AMT, 5.00%, 10/01/38	500,000	571,295
County of Miami-Dade FL Aviation, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/01/30	50,000	56,377
5.00%, 10/01/36	815,000	926,093

Orlando-Orange County Expressway Authority, Highway Revenue Tolls,
5.00%, 7/01/35	200,000	226,744

		1,780,509

Georgia - 2.1%
City of Atlanta GA Water & Wastewater, Water Revenue,
5.00%, 11/01/40	1,100,000	1,281,566

Guam - 0.1%
Guam Government Waterworks Authority, Water Revenue,
5.00%, 1/01/46	50,000	53,958

Hawaii - 1.0%
City & County Honolulu HI Wastewater System, Sewer Revenue,
Series A, 5.00%, 7/01/40	500,000	582,220

Illinois - 8.8%
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series D, AMT, 5.00%, 1/01/42	1,000,000	1,139,870
Series D, 5.00%, 1/01/47	500,000	572,535
City of Chicago IL Wastewater Transmission, Sewer Revenue,
Series A, 4.00%, 1/01/52	500,000	512,505
City of Chicago IL Waterworks, Water Revenue,
4.00%, 11/01/37	80,000	80,591
5.00%, 11/01/39	275,000	299,659
City of Springfield IL Electric, Electric, Power & Light Revenue,
4.00%, 3/01/40	800,000	829,928
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/01/40	1,090,000	1,246,044
Northern Illinois Municipal Power Agency, Electric, Power & Light Revenue,
Series A, 5.00%, 12/01/41	625,000	704,825

		5,385,957

Indiana - 1.0%
Indiana Finance Authority
Series C, 5.00%, 6/01/29	300,000	385,506
Indiana Municipal Power Agency, Electric, Power & Light Revenue,
5.00%, 1/01/42	200,000	229,992

		615,498

Louisiana - 1.3%
New Orleans Aviation Board, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 1/01/45	700,000	782,719

Massachusetts - 1.1%
Commonwealth of Massachusetts Transportation Fund, Fuel Sales Tax Revenue,
Series A, 5.00%, 6/01/44	600,000	698,688

Nebraska - 0.4%
Central Plains Energy Project, Natural Gas Revenue,
5.00%, 9/01/42	205,000	223,807

New Jersey - 3.3%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series E, 5.00%, 1/01/45	1,725,000	1,982,353

New York - 28.5%
Long Island Power Authority, Electric, Power & Light Revenue,
5.00%, 9/01/44	700,000	799,190
Metropolitan Transportation Authority, Transit Revenue,
Series B, 5.00%, 11/15/37	1,000,000	1,176,510
Series A, 5.00%, 11/15/38	100,000	115,165
Sub-Series D-1, 5.25%, 11/15/44	1,000,000	1,189,700
Sub-Series A-1, 5.00%, 11/15/45	1,300,000	1,497,912
MTA Hudson Rail Yards Trust Obligations, Lease Revenue,
Series A, 5.00%, 11/15/56	515,000	583,413

New York City Transitional Finance Authority Future Tax Secured, Income Tax Revenue,
Series I, 5.00%, 5/01/38	390,000	447,646
Sub-Series A-1, 5.00%, 11/01/38	1,160,000	1,345,588
Sub-Series B-1, 5.00%, 8/01/39	600,000	701,778
Sub-Series A-1, 5.00%, 5/01/40	500,000	585,790
New York City Water & Sewer System, Water Revenue,
Series DD, 5.00%, 6/15/38	575,000	666,787
Series GG, 5.00%, 6/15/39	650,000	760,825
5.00%, 6/15/46	500,000	580,275
Series BB, 5.00%, 6/15/47	1,950,000	2,216,955
Series CC, 5.00%, 6/15/47	1,000,000	1,146,690
Series DD, 5.00%, 6/15/47	500,000	585,830
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
5.00%, 10/15/41	1,100,000	1,283,381
Triborough Bridge & Tunnel Authority, Highway Revenue Tolls,
Series C, 5.00%, 11/15/38	255,000	292,342
Utility Debt Securitization Authority, Electric, Power & Light Revenue,
Series TE, 5.00%, 12/15/41	1,100,000	1,282,754

		17,258,531

Ohio - 1.0%
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue,
Series A, 5.00%, 6/01/30	500,000	621,615

Pennsylvania - 4.1%
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 7/01/40	395,000	452,658
Pennsylvania Economic Development Financing Authority, Industrial Revenue,
5.00%, 12/31/34	390,000	443,309
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Series C, 5.00%, 12/01/44	520,000	591,646
Series A-1, 5.00%, 12/01/46	900,000	1,026,423

		2,514,036

Puerto Rico - 0.9%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue,
Series CC, 5.25%, 7/01/36	280,000	308,344
Series N, 5.25%, 7/01/36	160,000	176,197
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls
Series L, 5.25%, 7/01/35	50,000	53,043

		537,584

South Carolina - 4.1%
South Carolina Public Service Authority, Miscellaneous Revenue,
Series C, 5.00%, 12/01/46	1,030,000	1,143,434
South Carolina Public Service Authority, Nuclear Revenue,
Series E, 5.00%, 12/01/48	1,000,000	1,095,030
Series A, 5.00%, 12/01/49	200,000	220,176

		2,458,640

Texas - 11.4%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/01/45	700,000	786,660
Central Texas Turnpike System, Highway Revenue Tolls,
Series A, 5.00%, 8/15/41	900,000	1,009,602
City of Austin TX Water & Wastewater System, Water Revenue,
5.00%, 11/15/39	500,000	583,770
City of Houston TX Combined Utility System, Water Revenue,
Series B, 5.00%, 11/15/35	500,000	595,405
Series B, 5.00%, 11/15/36	500,000	594,055
Dallas Area Rapid Transit, Sales Tax Revenue,
Series A, 5.00%, 12/01/46	800,000	920,544
Lower Colorado River Authority, Electric, Power & Light Revenue,
5.00%, 5/15/39	500,000	575,245

Midland County Fresh Water Supply District No 1, Water Revenue,
Series A, 5.00%, 9/15/40	500,000	571,300
North Texas Tollway Authority, Highway Revenue Tolls
Series A, 5.00%, 1/01/38	500,000	572,090
Texas Water Development Board, Water Revenue,
Series A, 5.00%, 10/15/45	600,000	701,934

		6,910,605

Utah - 1.4%
Salt Lake City Corp Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/01/47	750,000	865,148

Washington - 2.4%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S1, 5.00%, 11/01/45	400,000	466,052
County of King WA Sewer Revenue,
Series B, 5.00%, 7/01/39	500,000	577,420
Port of Seattle WA, Private Airport & Marina Revenue,
Series A, 5.00%, 8/01/31	400,000	456,760

		1,500,232

TOTAL MUNICIPAL BONDS
(Cost $58,892,709)		59,473,395

TOTAL INVESTMENTS - 97.9%
(Cost $58,892,709)		$59,473,395
Other assets and liabilities, net - 2.1%		1,259,594

NET ASSETS - 100.0%		$60,732,989

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$59,473,395	$—	$59,473,395

TOTAL	$—	$59,473,395	$—	$59,473,395

(a)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.5%
Australia - 4.8%
Amcor Ltd.	1,428	$18,288
ASX Ltd.	237	10,302
Aurizon Holdings Ltd.	2,490	9,818
Bendigo & Adelaide Bank Ltd.	562	5,339
Crown Resorts Ltd.	490	4,518
Flight Centre Travel Group Ltd. (a)	69	2,652
Fortescue Metals Group Ltd.	1,912	9,135
Harvey Norman Holdings Ltd. (a)	688	2,231
Insurance Australia Group Ltd.	2,917	14,864
LendLease Group (b)	685	9,028
Medibank Pvt Ltd.	3,290	7,951
QBE Insurance Group Ltd.	1,678	13,926
Sonic Healthcare Ltd.	486	8,461
Tabcorp Holdings Ltd.	1,031	3,369
Tatts Group Ltd.	1,617	5,283
Telstra Corp. Ltd.	5,092	14,856
Wesfarmers Ltd.	1,383	46,857

		186,878

Brazil - 1.6%
Ambev SA	5,768	36,391
BB Seguridade Participacoes SA	840	7,397
CCR SA	1,465	8,126
Cosan SA Industria e Comercio	230	2,819
Hypermarcas SA	453	4,247
Porto Seguro SA	128	1,413
Transmissora Alianca de Energia Eletrica SA	253	1,808

		62,201

Canada - 13.7%
Agrium, Inc.	169	16,576
Bank of Montreal	793	56,906
Bank of Nova Scotia	1,478	91,953
BCE, Inc.	188	8,949
Canadian Imperial Bank of Commerce	532	44,694
CI Financial Corp.	325	7,116
Great-West Lifeco, Inc. (a)	361	10,000
IGM Financial, Inc.	93	3,045
Inter Pipeline Ltd.	468	8,571
Keyera Corp.	227	6,588
Peyto Exploration & Development Corp.	194	3,329
Power Corp. of Canada	429	10,485
Power Financial Corp.	302	8,152
Rogers Communications, Inc., Class B	443	23,126
Royal Bank of Canada	1,782	132,257
Shaw Communications, Inc., Class B	505	11,267
Sun Life Financial, Inc. (a)	751	28,837
TELUS Corp.	236	8,544
TransCanada Corp.	1,110	56,364

		536,759

Chile - 0.2%
Banco Santander Chile	81,931	6,021

China - 6.5%
Agricultural Bank of China Ltd., Class H	31,282	14,710
Bank of China Ltd., Class H	98,076	51,634
China Construction Bank Corp., Class H	103,380	90,622
China Vanke Co. Ltd., Class H	1,514	4,537
Hengan International Group Co. Ltd.	894	7,471
Industrial & Commercial Bank of China Ltd., Class H	90,993	68,136
Jiangsu Expressway Co. Ltd., Class H	1,561	2,394
Lenovo Group Ltd.	9,041	4,945
Longfor Properties Co. Ltd.	1,785	4,288
Sinopec Engineering Group Co. Ltd., Class H	1,525	1,376
Zhejiang Expressway Co. Ltd., Class H	1,478	1,849

		251,962

Czech Republic - 0.2%
Komercni banka AS	107	4,716
Moneta Money Bank AS, 144A	525	1,841

		6,557

Denmark - 0.1%
Tryg A/S	142	3,282

Finland - 2.1%
Elisa OYJ	171	7,471
Fortum OYJ	541	9,712
Metso OYJ	130	4,308
Nokian Renkaat OYJ	143	6,045
Sampo OYJ, Class A	556	29,348
Stora Enso OYJ, Class R	670	8,806
UPM-Kymmene OYJ	653	16,993

		82,683

France - 10.1%
AXA SA	2,373	68,857
Bouygues SA	269	12,199
CNP Assurances	210	4,875
Edenred	273	7,384
Eutelsat Communications SA	215	6,249

Sanofi	1,382	134,347
SCOR SE	210	8,800
TOTAL SA	2,894	149,675

		392,386

Germany - 10.0%
Allianz SE	562	120,258
Axel Springer SE	57	3,529
BASF SE	1,123	108,781
Daimler AG	1,178	85,866
Evonik Industries AG	200	6,483
Innogy SE, 144A	174	7,669
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	190	39,221
ProSiebenSat.1 Media SE	285	9,561
TUI AG	532	8,998

		390,366

Greece - 0.1%
OPAP SA	282	3,152

Hong Kong - 3.6%
BOC Hong Kong Holdings Ltd.	4,545	23,144
China Everbright Ltd.	1,149	2,625
China Merchants Port Holdings Co. Ltd.	1,606	5,254
China Resources Power Holdings Co. Ltd.	2,445	4,487
CLP Holdings Ltd.	1,997	21,091
Guangdong Investment Ltd.	3,426	5,061
Hang Lung Properties Ltd.	2,388	5,810
Hang Seng Bank Ltd.	948	21,805
HKT Trust & HKT Ltd. (b)	4,650	6,001
Hysan Development Co. Ltd.	716	3,312
New World Development Co. Ltd.	7,505	10,261
NWS Holdings Ltd.	1,997	3,838
Power Assets Holdings Ltd.	1,719	15,157
Shimao Property Holdings Ltd.	1,465	3,025
Sino Land Co. Ltd.	3,565	6,168
Yue Yuen Industrial Holdings Ltd.	911	3,946

		140,985

Indonesia - 0.1%
PT Gudang Garam Tbk	674	3,496

Italy - 0.7%
Snam SpA	2,892	14,081
Terna Rete Elettrica Nazionale SpA	1,687	9,961
UnipolSai Assicurazioni SpA	1,216	2,761

		26,803

Japan - 3.0%
Canon, Inc.	1,354	47,468
Nissan Motor Co. Ltd.	2,854	28,375
Sekisui House Ltd.	671	11,621
Sony Financial Holdings, Inc.	200	3,169
Subaru Corp.	783	27,464

		118,097

Luxembourg - 0.3%
SES SA	466	10,654

Macau - 0.3%
Sands China Ltd.	2,969	13,298

Malaysia - 0.4%
Alliance Financial Group Bhd	1,300	1,169
Astro Malaysia Holdings Bhd	1,900	1,192
DiGi.Com Bhd	4,200	4,760
HAP Seng Consolidated Bhd	412	876
IOI Properties Group Bhd	2,066	963
Maxis Bhd	2,300	3,113
MISC Bhd	1,747	3,044

		15,117

Mexico - 0.1%
Kimberly-Clark de Mexico SAB de CV, Class A	1,899	3,728

New Zealand - 0.4%
Contact Energy Ltd.	890	3,566
Fletcher Building Ltd.	860	5,038
Spark New Zealand Ltd.	2,266	6,370

		14,974

Norway - 0.4%
Gjensidige Forsikring ASA	246	4,306
Orkla ASA	1,018	10,452

		14,758

Philippines - 0.1%
Energy Development Corp.	12,111	1,605
Globe Telecom, Inc.	45	1,759

		3,364

Poland - 0.1%
Bank Zachodni WBK SA	42	4,351

Portugal - 0.3%
EDP - Energias de Portugal SA	2,907	11,161

Qatar - 0.2%
Barwa Real Estate Co.	118	1,027
Masraf Al Rayan QSC	446	4,673
Qatar Electricity & Water Co. QSC	33	1,686
Qatar Islamic Bank SAQ	65	1,660

		9,046

Romania - 0.1%
NEPI Rockcastle PLC *(f)	413	5,984

Russia - 1.9%
Gazprom PJSC	13,207	26,860
LUKOIL PJSC	520	26,361

MMC Norilsk Nickel PJSC	79	13,334
PhosAgro PJSC, GDR	169	2,349
Rostelecom PJSC	1,086	1,254
RusHydro PJSC	135,233	1,937
Severstal PJSC	179	2,808

		74,903

Singapore - 2.9%
ComfortDelGro Corp. Ltd.	2,787	4,707
Oversea-Chinese Banking Corp. Ltd.	3,847	31,691
Singapore Airlines Ltd.	686	5,216
Singapore Exchange Ltd.	1,041	5,758
Singapore Press Holdings Ltd.	1,900	3,867
Singapore Technologies Engineering Ltd.	1,915	5,155
Singapore Telecommunications Ltd.	10,139	27,667
StarHub Ltd.	700	1,347
United Overseas Bank Ltd.	1,599	28,337

		113,745

South Africa - 2.9%
Barclays Africa Group Ltd. (a)	854	9,741
Coronation Fund Managers Ltd.	278	1,503
FirstRand Ltd.	4,117	17,574
Foschini Group Ltd.	276	3,252
Imperial Holdings Ltd.	177	2,839
Investec Ltd.	310	2,361
Investec PLC	836	6,378
Liberty Holdings Ltd. (a)	138	1,099
Life Healthcare Group Holdings Ltd.	1,597	3,237
MMI Holdings Ltd.	1,237	1,979
Mr Price Group Ltd.	302	4,208
Nedbank Group Ltd. (a)	293	4,952
RMB Holdings Ltd.	870	4,444
Sanlam Ltd.	1,742	9,615
SPAR Group Ltd.	253	3,288
Standard Bank Group Ltd.	1,584	20,387
Truworths International Ltd.	550	3,510
Vodacom Group Ltd.	616	8,599
Woolworths Holdings Ltd. (a)	1,222	5,574

		114,540

South Korea - 0.1%
SK Telecom Co. Ltd.	24	5,395

Spain - 1.2%
Distribuidora Internacional de Alimentacion SA	780	4,936
Enagas SA	310	9,136
Endesa SA	389	9,384
Gas Natural SDG SA	432	10,501
Red Electrica Corp. SA	526	11,813

		45,770

Sweden - 1.0%
Hennes & Mauritz AB, Class B	1,180	29,850
Skanska AB, Class B	414	9,352

		39,202

Switzerland - 2.9%
Swiss Prime Site AG	87	7,875
Swiss Re AG	397	35,955
Swisscom AG	32	16,138
Zurich Insurance Group AG	184	55,049

		115,017

Taiwan - 6.8%
Advanced Semiconductor Engineering, Inc.	8,096	9,765
Catcher Technology Co. Ltd.	790	10,052
Cathay Financial Holding Co. Ltd.	10,029	16,367
Cheng Shin Rubber Industry Co. Ltd.	2,386	4,799
Chicony Electronics Co. Ltd.	574	1,442
Chunghwa Telecom Co. Ltd.	4,650	16,178
Compal Electronics, Inc.	5,173	3,720
CTBC Financial Holding Co. Ltd.	22,176	14,366
Delta Electronics, Inc.	2,419	13,266
Far EasTone Telecommunications Co. Ltd.	1,929	4,679
Feng TAY Enterprise Co. Ltd.	410	1,943
First Financial Holding Co. Ltd.	11,917	7,740
Formosa Plastics Corp.	5,000	15,557
Formosa Taffeta Co. Ltd.	931	925
Fubon Financial Holding Co. Ltd.	8,166	13,123
Highwealth Construction Corp. *(f)	997	1,586
Hon Hai Precision Industry Co. Ltd.	19,077	74,275
Inventec Corp.	3,094	2,455
MediaTek, Inc.	1,812	16,241
Merida Industry Co. Ltd.	259	1,137
Micro-Star International Co. Ltd.	865	1,969
Nanya Technology Corp.	848	1,818
Novatek Microelectronics Corp.	645	2,511
Pegatron Corp.	2,457	7,734
Phison Electronics Corp.	183	2,468
Realtek Semiconductor Corp.	562	2,179
Siliconware Precision Industries Co. Ltd.	2,696	4,270
Taiwan Mobile Co. Ltd.	1,942	6,950
Transcend Information, Inc.	171	510
Vanguard International Semiconductor Corp.	1,357	2,451

Zhen Ding Technology Holding Ltd.	494	1,144

		263,620

Thailand - 1.0%
Bangkok Bank PCL	300	1,667
Delta Electronics Thailand PCL, NVDR	600	1,608
Glow Energy PCL, NVDR	600	1,550
Krung Thai Bank PCL, NVDR	4,200	2,365
PTT Global Chemical PCL, NVDR	2,600	5,990
PTT PCL, NVDR	1,300	15,621
Siam Commercial Bank PCL, NVDR	2,100	9,518

		38,319

Turkey - 0.3%
Eregli Demir ve Celik Fabrikalari TAS	1,783	4,244
Ford Otomotiv Sanayi AS	100	1,377
Tupras Turkiye Petrol Rafinerileri AS	159	5,400

		11,021

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC	2,423	4,816
Aldar Properties PJSC	4,498	2,829
DAMAC Properties Dubai Co. PJSC	2,464	2,710
Dubai Islamic Bank PJSC	1,499	2,486
Emaar Malls PJSC	3,157	2,114
Emirates Telecommunications Group Co. PJSC	2,110	10,341
First Abu Dhabi Bank PJSC	1,856	5,255

		30,551

United Kingdom - 17.2%
Admiral Group PLC	256	6,392
AstraZeneca PLC	1,548	90,898
BAE Systems PLC	3,910	30,715
Berkeley Group Holdings PLC	159	7,692
British American Tobacco PLC	2,825	176,476
Direct Line Insurance Group PLC	1,662	8,169
easyJet PLC	205	3,170
G4S PLC	1,868	6,848
IMI PLC	328	4,814
Imperial Brands PLC	1,168	48,338
Inmarsat PLC	544	5,149
ITV PLC	4,479	9,186
Legal & General Group PLC	7,284	24,508
Marks & Spencer Group PLC	1,985	8,203
National Grid PLC	4,224	53,238
Next PLC	179	9,557
Pearson PLC	1,011	7,929
Persimmon PLC	378	12,997
Provident Financial PLC (a)	180	2,055
Rio Tinto Ltd.	523	28,205
Rio Tinto PLC	1,514	73,347
Severn Trent PLC	285	8,362
SSE PLC	1,246	22,960
Standard Life Aberdeen PLC	3,313	18,404
Tate & Lyle PLC	561	4,958

		672,570

TOTAL COMMON STOCKS
(Cost $3,466,447)		3,842,716

PREFERRED STOCKS - 0.9%
Brazil - 0.4%

Itausa - Investimentos Itau SA	4,862	15,754

Germany - 0.2%

Bayerische Motoren Werke AG	67	5,559

Russia - 0.1%

Surgutneftegas OJSC	10,589	5,294

South Korea - 0.2%
Hyundai Motor Co.	28	2,394
Hyundai Motor Co. - 2nd Preferred	47	4,251

		6,645

TOTAL PREFERRED STOCKS
(Cost $29,938)		33,252

EXCHANGE-TRADED FUND - 0.2%
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (c)
(Cost $9,201)	350	9,294

SECURITIES LENDING COLLATERAL - 1.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93%(d)(e)
(Cost $65,429)	65,429	65,429

TOTAL INVESTMENTS - 101.3%
(Cost $3,571,015)		3,950,691
Other assets and liabilities, net - (1.3%)		(48,186)

NET ASSETS - 100.0%		3,902,505

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $62,523, which is 1.6% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Company declared a dividend during the 12-month period ended August 31, 2017, the scheduled payment date was subsequent to August 31, 2017.

GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions with affiliated funds during the period ended August 31, 2017 is as follows:

	Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/ (Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2017
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	28,205	35,657	(54,325)	(166)	(77)	403	—	9,294

At August 31, 2017 the Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange -Traded Fund and Securities Lending Collateral
Financials	$1,426,430	36.8%
Consumer Discretionary	380,319	9.8
Consumer Staples	346,391	8.9
Materials	335,934	8.7
Energy	330,100	8.6
Health Care	241,189	6.2
Utilities	212,707	5.5
Information Technology	212,290	5.5
Telecommunication Services	188,646	4.9
Industrials	130,443	3.3
Real Estate	71,519	1.8

Total	$3,875,968	100.0%

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
Goldman Sachs & Co.	9/5/2017	AED	103,000	USD	28,038	$—	$(5)
Goldman Sachs & Co.	9/5/2017	AED	12,000	USD	3,267	—	—
RBC Capital Markets	9/5/2017	AUD	277,000	USD	221,049	860	—
RBC Capital Markets	9/5/2017	CAD	694,800	USD	555,893	—	(532)
The Bank of New York Mellon	9/5/2017	CHF	112,000	USD	116,315	—	(519)
The Bank of Nova Scotia	9/5/2017	CZK	129,000	USD	5,846	—	(39)

The Bank of Nova Scotia	9/5/2017	DKK	19,000	USD	3,017	—	(25)
Goldman Sachs & Co.	9/5/2017	EUR	838,000	USD	989,745	—	(8,122)
Goldman Sachs & Co.	9/5/2017	GBP	516,000	USD	680,986	13,632	—
Goldman Sachs & Co.	9/5/2017	HKD	3,172,000	USD	406,492	1,104	—
RBC Capital Markets	9/5/2017	JPY	4,022,000	USD	36,449	—	(144)
The Bank of New York Mellon	9/5/2017	JPY	9,085,000	USD	82,335	—	(324)
RBC Capital Markets	9/5/2017	KRW	14,146,000	USD	12,630	85	—
RBC Capital Markets	9/5/2017	NOK	120,000	USD	15,198	—	(272)
The Bank of Nova Scotia	9/5/2017	NZD	20,000	USD	14,986	627	—
The Bank of Nova Scotia	9/5/2017	PHP	170,000	USD	3,358	37	—
The Bank of Nova Scotia	9/5/2017	PLN	15,000	USD	4,155	—	(50)
Goldman Sachs & Co.	9/5/2017	RUB	4,466,000	USD	73,722	—	(3,196)
RBC Capital Markets	9/5/2017	SEK	346,000	USD	42,851	—	(707)
RBC Capital Markets	9/5/2017	SGD	158,000	USD	116,466	—	(61)
Goldman Sachs & Co.	9/5/2017	THB	1,242,000	USD	37,357	—	(48)
Goldman Sachs & Co.	9/5/2017	TRY	33,000	USD	9,275	—	(267)
Goldman Sachs & Co.	9/5/2017	TWD	8,221,000	USD	272,219	—	(245)
Goldman Sachs & Co.	9/5/2017	USD	31,309	AED	115,000	1	—
RBC Capital Markets	9/5/2017	USD	211,771	AUD	267,000	468	—
RBC Capital Markets	9/5/2017	USD	7,980	AUD	10,000	—	(31)
RBC Capital Markets	9/5/2017	USD	540,618	CAD	677,800	2,193	—
RBC Capital Markets	9/5/2017	USD	13,602	CAD	17,000	12	—
The Bank of New York Mellon	9/5/2017	USD	116,545	CHF	112,000	289	—
The Bank of Nova Scotia	9/5/2017	USD	5,872	CZK	129,000	13	—
The Bank of Nova Scotia	9/5/2017	USD	3,037	DKK	19,000	5	—
Goldman Sachs & Co.	9/5/2017	USD	34,252	EUR	29,000	280	—
Goldman Sachs & Co.	9/5/2017	USD	961,820	EUR	809,000	1,514	—
Goldman Sachs & Co.	9/5/2017	USD	6,599	GBP	5,000	—	(132)
Goldman Sachs & Co.	9/5/2017	USD	658,449	GBP	511,000	2,438	—
Goldman Sachs & Co.	9/5/2017	USD	6,536	HKD	51,000	—	(18)
Goldman Sachs & Co.	9/5/2017	USD	12,686	HKD	99,000	—	(34)
Goldman Sachs & Co.	9/5/2017	USD	386,127	HKD	3,022,000	91	—
RBC Capital Markets	9/5/2017	USD	36,544	JPY	4,022,000	50	—
The Bank of New York Mellon	9/5/2017	USD	2,479	JPY	273,000	5	—
The Bank of New York Mellon	9/5/2017	USD	80,065	JPY	8,812,000	110	—

RBC Capital Markets	9/5/2017	USD	12,557	KRW	14,146,000	—	(12)
RBC Capital Markets	9/5/2017	USD	15,424	NOK	120,000	45	—
The Bank of Nova Scotia	9/5/2017	USD	14,324	NZD	20,000	35	—
The Bank of Nova Scotia	9/5/2017	USD	3,318	PHP	170,000	3	—
The Bank of Nova Scotia	9/5/2017	USD	4,198	PLN	15,000	7	—
Goldman Sachs & Co.	9/5/2017	USD	76,844	RUB	4,466,000	75	—
RBC Capital Markets	9/5/2017	USD	2,358	SEK	19,000	33	—
RBC Capital Markets	9/5/2017	USD	41,094	SEK	327,000	72	—
RBC Capital Markets	9/5/2017	USD	2,215	SGD	3,000	—	(3)
RBC Capital Markets	9/5/2017	USD	114,138	SGD	155,000	176	—
Goldman Sachs & Co.	9/5/2017	USD	37,404	THB	1,242,000	1	—
Goldman Sachs & Co.	9/5/2017	USD	9,558	TRY	33,000	—	(17)
Goldman Sachs & Co.	9/5/2017	USD	265,285	TWD	8,001,000	—	(113)
Goldman Sachs & Co.	9/5/2017	USD	7,291	TWD	220,000	1	—
Goldman Sachs & Co.	9/5/2017	USD	110,891	ZAR	1,441,300	—	(186)
Goldman Sachs & Co.	9/5/2017	ZAR	63,000	USD	4,748	—	(91)
Goldman Sachs & Co.	9/5/2017	ZAR	1,378,300	USD	103,902	—	(1,963)
The Bank of New York Mellon	9/6/2017	BRL	240,000	USD	76,275	104	—
RBC Capital Markets	9/6/2017	CLP	3,244,000	USD	4,979	—	(209)
RBC Capital Markets	9/6/2017	IDR	49,637,000	USD	3,711	—	(8)
The Bank of Nova Scotia	9/6/2017	MXN	73,000	USD	4,067	—	(12)
RBC Capital Markets	9/6/2017	MYR	67,000	USD	15,634	—	(51)
Goldman Sachs & Co.	9/6/2017	QAR	37,000	USD	10,157	—	(4)
The Bank of New York Mellon	9/6/2017	USD	76,276	BRL	240,000	—	(105)
RBC Capital Markets	9/6/2017	USD	5,162	CLP	3,244,000	26	—
RBC Capital Markets	9/6/2017	USD	3,715	IDR	49,637,000	3	—
The Bank of Nova Scotia	9/6/2017	USD	4,096	MXN	73,000	—	(17)
RBC Capital Markets	9/6/2017	USD	15,687	MYR	67,000	—	(2)
Goldman Sachs & Co.	9/6/2017	USD	10,161	QAR	37,000	—	(1)
Goldman Sachs & Co.	10/4/2017	AED	115,000	USD	31,304	—	(3)
RBC Capital Markets	10/4/2017	AUD	5,000	USD	3,964	—	(9)
RBC Capital Markets	10/4/2017	AUD	267,000	USD	211,701	—	(465)
The Bank of New York Mellon	10/4/2017	BRL	240,000	USD	75,939	95	—
The Bank of New York Mellon	10/4/2017	BRL	9,000	USD	2,848	4	—
RBC Capital Markets	10/4/2017	CAD	677,800	USD	540,791	—	(2,184)

The Bank of New York Mellon	10/4/2017	CHF	112,000	USD	116,765	—	(298)
RBC Capital Markets	10/4/2017	CLP	3,244,000	USD	5,159	—	(25)
The Bank of Nova Scotia	10/4/2017	CZK	129,000	USD	5,886	—	(14)
The Bank of Nova Scotia	10/4/2017	DKK	19,000	USD	3,042	—	(5)
Goldman Sachs & Co.	10/4/2017	EUR	809,000	USD	963,292	—	(1,566)
Goldman Sachs & Co.	10/4/2017	GBP	511,000	USD	659,103	—	(2,456)
Goldman Sachs & Co.	10/4/2017	HKD	3,022,000	USD	386,436	—	(112)
Goldman Sachs & Co.	10/4/2017	HKD	187,000	USD	23,913	—	(7)
RBC Capital Markets	10/4/2017	IDR	49,637,000	USD	3,703	—	(6)
RBC Capital Markets	10/4/2017	JPY	4,022,000	USD	36,593	—	(51)
The Bank of New York Mellon	10/4/2017	JPY	8,812,000	USD	80,172	—	(114)
The Bank of Nova Scotia	10/4/2017	MXN	73,000	USD	4,077	17	—
RBC Capital Markets	10/4/2017	MYR	67,000	USD	15,688	20	—
RBC Capital Markets	10/4/2017	NOK	120,000	USD	15,434	—	(45)
The Bank of Nova Scotia	10/4/2017	NZD	20,000	USD	14,316	—	(35)
The Bank of Nova Scotia	10/4/2017	PHP	170,000	USD	3,304	—	(12)
The Bank of Nova Scotia	10/4/2017	PLN	15,000	USD	4,198	—	(7)
Goldman Sachs & Co.	10/4/2017	QAR	37,000	USD	10,153	—	(5)
Goldman Sachs & Co.	10/4/2017	RUB	4,466,000	USD	76,376	—	(114)
RBC Capital Markets	10/4/2017	SEK	327,000	USD	41,161	—	(74)
RBC Capital Markets	10/4/2017	SGD	155,000	USD	114,161	—	(174)
Goldman Sachs & Co.	10/4/2017	THB	1,242,000	USD	37,398	—	(14)
Goldman Sachs & Co.	10/4/2017	TRY	33,000	USD	9,480	19	—
RBC Capital Markets	10/4/2017	USD	4,788	CAD	6,000	19	—
Goldman Sachs & Co.	10/4/2017	ZAR	57,000	USD	4,364	7	—
Goldman Sachs & Co.	10/4/2017	ZAR	1,441,300	USD	110,357	176	—
Goldman Sachs & Co.	10/5/2017	TWD	8,001,000	USD	265,637	134	—
RBC Capital Markets	10/12/2017	KRW	14,146,000	USD	12,559	9	—

Total unrealized appreciation (depreciation)						$24,895	$(25,360)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$3,842,716	$—	$—	$3,842,716
Preferred Stocks(g)	33,252	—	—	33,252
Exchange-Traded Fund	9,294	—	—	9,294
Short-Term Investments	65,429	—	—	65,429
Derivatives(h)
Forward Foreign Currency Exchange Contracts	—	24,895	—	24,895

TOTAL	$3,950,691	$24,895	$—	$3,975,586

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Forward Foreign Currency Exchange Contracts	$—	$(25,360)	$—	$(25,360)

TOTAL	$—	$(25,360)	$—	$(25,360)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.7%
Australia - 7.4%
ASX Ltd.	526	$22,864
Aurizon Holdings Ltd.	5,578	21,994
Bendigo & Adelaide Bank Ltd.	1,276	12,121
Crown Resorts Ltd.	1,038	9,572
Flight Centre Travel Group Ltd.	151	5,804
Fortescue Metals Group Ltd.	4,226	20,190
Harvey Norman Holdings Ltd.(a)	1,486	4,820
Insurance Australia Group Ltd.	6,416	32,694
LendLease Group (b)	1,501	19,784
Medibank Pvt Ltd.	7,468	18,047
QBE Insurance Group Ltd.	3,661	30,384
Tabcorp Holdings Ltd.	2,239	7,315
Tatts Group Ltd.	3,731	12,190
Telstra Corp. Ltd.	11,290	32,938
Wesfarmers Ltd.	3,065	103,845

		354,562

Denmark - 0.1%
Tryg A/S	306	7,073

Finland - 3.8%
Elisa OYJ	385	16,820
Fortum OYJ	1,204	21,614
Metso OYJ	303	10,042
Nokian Renkaat OYJ	311	13,147
Sampo OYJ, Class A	1,211	63,922
Stora Enso OYJ, Class R	1,494	19,635
UPM-Kymmene OYJ	1,446	37,630

		182,810

France - 14.4%
AXA SA	5,261	152,659
Bouygues SA	577	26,167
CNP Assurances	457	10,609
Edenred	602	16,282
Eutelsat Communications SA	468	13,602
Sanofi	2,323	225,824
SCOR SE	468	19,611
TOTAL SA	4,407	227,926

		692,680

Germany - 19.6%
Allianz SE	1,237	264,697
Axel Springer SE	129	7,986
BASF SE	2,460	238,292
Bayerische Motoren Werke AG	899	83,477
Daimler AG	2,606	189,954
Evonik Industries AG	441	14,295
Innogy SE, 144A	376	16,573
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	420	86,698
ProSiebenSat.1 Media SE	631	21,168
TUI AG	1,193	20,178

		943,318

Hong Kong - 5.3%
BOC Hong Kong Holdings Ltd.	10,029	51,069
CLP Holdings Ltd.	4,463	47,135
Hang Lung Properties Ltd.	5,545	13,491
Hang Seng Bank Ltd.	2,071	47,635
HKT Trust & HKT Ltd. (b)	10,037	12,954
New World Development Co. Ltd.	15,434	21,103
NWS Holdings Ltd.	4,239	8,147
Power Assets Holdings Ltd.	3,760	33,152
Sino Land Co. Ltd.	8,263	14,296
Yue Yuen Industrial Holdings Ltd.	1,982	8,586

		257,568

Italy - 2.0%
Atlantia SpA	1,229	39,503
Snam SpA	6,167	30,027
Terna Rete Elettrica Nazionale SpA	3,811	22,502
UnipolSai Assicurazioni SpA	2,800	6,356

		98,388

Japan - 2.9%
Aozora Bank Ltd.	3,230	12,223
Canon, Inc.	2,878	100,894
Sekisui House Ltd.	1,630	28,230

		141,347

Luxembourg - 0.5%
SES SA	987	22,565

Macau - 0.6%
Sands China Ltd.	6,487	29,054

New Zealand - 0.8%
Contact Energy Ltd.	1,965	7,873
Fletcher Building Ltd.	1,861	10,903
Mercury NZ Ltd.	1,898	4,688
Spark New Zealand Ltd.	4,919	13,827

		37,291

Norway - 0.2%
Gjensidige Forsikring ASA	539	9,435

Portugal - 0.5%
EDP-Energias de Portugal SA	6,442	24,732

Singapore - 3.7%
ComfortDelGro Corp. Ltd.	6,100	10,302
Singapore Airlines Ltd.	1,400	10,645
Singapore Exchange Ltd.	2,150	11,892
Singapore Press Holdings Ltd.	4,280	8,712
Singapore Technologies Engineering Ltd.	4,190	11,279

Singapore Telecommunications Ltd.	22,016	60,075
StarHub Ltd.	1,600	3,080
United Overseas Bank Ltd.	3,567	63,214

		179,199

Spain - 2.0%
Distribuidora Internacional de Alimentacion SA	1,682	10,644
Enagas SA	614	18,094
Endesa SA	860	20,747
Gas Natural SDG SA	950	23,094
Red Electrica Corp. SA	1,173	26,343

		98,922

Sweden - 1.8%
Hennes & Mauritz AB, Class B	2,574	65,113
Skanska AB, Class B	923	20,851

		85,964

Switzerland - 5.3%
Swiss Prime Site AG	194	17,560
Swiss Re AG	879	79,609
Swisscom AG	71	35,806
Zurich Insurance Group AG	409	122,365

		255,340

United Kingdom - 27.8%
Admiral Group PLC	539	13,459
AstraZeneca PLC	3,429	201,349
BAE Systems PLC	8,615	67,675
Berkeley Group Holdings PLC	356	17,221
British American Tobacco PLC	4,134	258,248
Direct Line Insurance Group PLC	3,730	18,333
easyJet PLC	452	6,990
IMI PLC	739	10,846
Imperial Brands PLC	2,598	107,519
Inmarsat PLC	1,212	11,472
ITV PLC	9,834	20,168
Legal & General Group PLC	16,157	54,362
Marks & Spencer Group PLC	4,414	18,242
National Grid PLC	9,297	117,177
Next PLC	398	21,250
Pearson PLC	2,230	17,489
Persimmon PLC	836	28,745
Provident Financial PLC (a)	400	4,567
Rio Tinto Ltd.	1,151	62,073
Rio Tinto PLC	3,347	162,148
Severn Trent PLC	638	18,719
SSE PLC	2,743	50,544
Standard Life Aberdeen PLC	7,238	40,208
Tate & Lyle PLC	1,258	11,119

		1,339,923

TOTAL COMMON STOCKS
(Cost $4,392,909)		4,760,171

PREFERRED STOCK - 0.3%
Germany - 0.3%
Bayerische Motoren Werke AG
(Cost $10,739)	147	12,196

EXCHANGE-TRADED FUND - 0.6%
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF (c)
(Cost $30,889)	1,025	30,934

SECURITIES LENDING COLLATERAL - 0.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (d)(e)
(Cost $9,161)	9,161	9,161

TOTAL INVESTMENTS - 99.8%
(Cost $4,443,698)		4,812,462
Other assets and liabilities, net - 0.2%		9,541

NET ASSETS - 100.0%		$4,822,003

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $8,687, which is 0.2% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions with affiliated funds during the period ended August 31, 2017 is as follows:

	Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/ (Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2017
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF	23,654	54,468	(46,634)	113	(667)	707	—	30,934

At August 31, 2017 the Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Fund and Securities Lending Collateral
Financials	$1,256,107	26.3%
Consumer Discretionary	686,784	14.4
Materials	565,166	11.8
Consumer Staples	491,375	10.3
Utilities	434,893	9.1
Health Care	427,172	9.0
Energy	276,047	5.8
Industrials	260,723	5.5
Telecommunication Services	186,972	3.9
Information Technology	100,894	2.1
Real Estate	86,234	1.8

Total	$4,772,367	100.0%

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (f)	Unrealized Depreciation (f)
The Bank of New York Mellon	9/5/2017	AUD	545,000	USD	434,905	$1,682	$—
RBC Capital Markets	9/5/2017	CHF	249,000	USD	258,597	—	(1,150)
RBC Capital Markets	9/5/2017	CHF	6,000	USD	6,231	—	(28)
The Bank of Nova Scotia	9/5/2017	DKK	40,000	USD	6,353	—	(52)
RBC Capital Markets	9/5/2017	EUR	107,000	USD	126,365	—	(1,048)
The Bank of New York Mellon	9/5/2017	EUR	1,698,000	USD	2,005,414	—	(16,516)
JP Morgan & Chase Co.	9/5/2017	GBP	76,000	USD	100,304	2,011	—
The Bank of New York Mellon	9/5/2017	GBP	956,000	USD	1,261,714	25,300	—
RBC Capital Markets	9/5/2017	HKD	2,288,000	USD	293,211	800	—
RBC Capital Markets	9/5/2017	JPY	16,224,000	USD	147,030	—	(583)
The Bank of Nova Scotia	9/5/2017	NOK	81,000	USD	10,259	—	(183)
The Bank of Nova Scotia	9/5/2017	NZD	51,000	USD	38,214	1,599	—
The Bank of Nova Scotia	9/5/2017	SEK	747,000	USD	92,513	—	(1,527)
The Bank of Nova Scotia	9/5/2017	SGD	252,000	USD	185,748	—	(105)
The Bank of New York Mellon	9/5/2017	USD	413,231	AUD	521,000	914	—
The Bank of New York Mellon	9/5/2017	USD	19,152	AUD	24,000	—	(75)
RBC Capital Markets	9/5/2017	USD	265,349	CHF	255,000	657	—
The Bank of Nova Scotia	9/5/2017	USD	6,394	DKK	40,000	11	—
RBC Capital Markets	9/5/2017	USD	127,212	EUR	107,000	200	—
The Bank of New York Mellon	9/5/2017	USD	85,037	EUR	72,000	698	—
The Bank of New York Mellon	9/5/2017	USD	1,933,151	EUR	1,626,000	3,044	—
JP Morgan & Chase Co.	9/5/2017	USD	97,930	GBP	76,000	363	—
The Bank of New York Mellon	9/5/2017	USD	30,356	GBP	23,000	—	(609)
The Bank of New York Mellon	9/5/2017	USD	1,202,217	GBP	933,000	4,451	—
RBC Capital Markets	9/5/2017	USD	5,511	HKD	43,000	—	(16)
RBC Capital Markets	9/5/2017	USD	286,848	HKD	2,245,000	68	—
RBC Capital Markets	9/5/2017	USD	3,952	JPY	436,000	15	—
RBC Capital Markets	9/5/2017	USD	143,449	JPY	15,788,000	197	—
The Bank of Nova Scotia	9/5/2017	USD	10,412	NOK	81,000	31	—
The Bank of Nova Scotia	9/5/2017	USD	36,526	NZD	51,000	88	—
The Bank of Nova Scotia	9/5/2017	USD	2,973	SEK	24,000	49	—
The Bank of Nova Scotia	9/5/2017	USD	90,859	SEK	723,000	159	—

The Bank of Nova Scotia	9/5/2017	USD	185,567	SGD	252,000	$285	$—
The Bank of New York Mellon	10/4/2017	AUD	521,000	USD	413,085	—	(917)
RBC Capital Markets	10/4/2017	CHF	255,000	USD	265,853	—	(672)
The Bank of Nova Scotia	10/4/2017	DKK	40,000	USD	6,404	—	(11)
RBC Capital Markets	10/4/2017	EUR	107,000	USD	127,409	—	(205)
The Bank of New York Mellon	10/4/2017	EUR	1,626,000	USD	1,936,135	—	(3,121)
JP Morgan & Chase Co.	10/4/2017	GBP	76,000	USD	98,028	—	(365)
The Bank of New York Mellon	10/4/2017	GBP	933,000	USD	1,203,416	—	(4,480)
RBC Capital Markets	10/4/2017	HKD	2,245,000	USD	287,086	—	(75)
RBC Capital Markets	10/4/2017	JPY	15,788,000	USD	143,643	—	(200)
The Bank of Nova Scotia	10/4/2017	NOK	81,000	USD	10,418	—	(31)
The Bank of Nova Scotia	10/4/2017	NZD	51,000	USD	36,505	—	(89)
The Bank of Nova Scotia	10/4/2017	SEK	723,000	USD	91,008	—	(161)
The Bank of Nova Scotia	10/4/2017	SGD	252,000	USD	185,607	—	(280)
The Bank of New York Mellon	10/4/2017	USD	9,526	EUR	8,000	15	—

Total unrealized appreciation (depreciation)						$42,637	$(32,499)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$4,760,171	$—	$—	$4,760,171
Preferred Stock	12,196	—	—	12,196
Exchange-Traded Fund	30,934	—	—	30,934
Short-Term Investments	9,161	—	—	9,161
Derivatives (h)
Forward Foreign Currency Exchange Contracts	—	42,637	—	42,637

TOTAL	$4,812,462	$42,637	$—	$4,855,099

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(32,499)	$—	$(32,499)

TOTAL	$—	$(32,499)	$—	$(32,499)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.8%
Brazil - 7.1%
Ambev SA	12,651	$79,816
B3 SA-Brasil Bolsa Balcao	5,540	38,930
BB Seguridade Participacoes SA	1,842	16,221
CCR SA	3,215	17,832
Cosan SA Industria e Comercio	408	5,002
Hypermarcas SA	944	8,850
Porto Seguro SA	347	3,830
Transmissora Alianca de Energia Eletrica SA	492	3,517

		173,998

Chile - 0.3%
Enel Generacion Chile SA	9,105	7,758

China - 20.7%
Agricultural Bank of China Ltd., Class H	68,741	32,325
ANTA Sports Products Ltd.	3,000	11,807
Bank of China Ltd., Class H	210,604	110,876
China Construction Bank Corp., Class H	137,422	120,463
China Pacific Insurance Group Co. Ltd., Class H	7,157	33,701
China Vanke Co. Ltd., Class H	3,202	9,595
Chongqing Changan Automobile Co. Ltd., Class B	2,600	3,402
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,499	4,779
Hengan International Group Co. Ltd.	1,866	15,594
Industrial & Commercial Bank of China Ltd., Class H	171,741	128,602
Jiangsu Expressway Co. Ltd., Class H	3,311	5,077
Lenovo Group Ltd.	19,991	10,933
Longfor Properties Co. Ltd.	4,089	9,823
Sinopec Engineering Group Co. Ltd., Class H	3,379	3,049
Zhejiang Expressway Co. Ltd., Class H	3,884	4,859

		504,885

Czech Republic - 0.6%
Komercni banka AS	201	8,858
Moneta Money Bank AS, 144A	1,282	4,496

		13,354

Hong Kong - 4.4%
China Everbright Ltd.	2,472	5,648
China Merchants Port Holdings Co. Ltd.	3,473	11,361
China Overseas Land & Investment Ltd.	9,990	34,914
China Resources Land Ltd.	7,450	23,276
China Resources Power Holdings Co. Ltd.	5,209	9,558
Guangdong Investment Ltd.	7,600	11,227
Shimao Property Holdings Ltd.	2,884	5,955
Sun Art Retail Group Ltd.	6,392	5,889

		107,828

Hungary - 0.5%
MOL Hungarian Oil & Gas PLC	119	11,038

Indonesia - 0.9%
PT Bank Negara Indonesia Persero Tbk	20,538	11,314
PT Gudang Garam Tbk	1,326	6,878
PT Surya Citra Media Tbk	15,595	2,583

		20,775

Malaysia - 1.9%
Alliance Financial Group Bhd	3,100	2,787
DiGi.Com Bhd	8,748	9,915
HAP Seng Consolidated Bhd	1,500	3,189
IOI Properties Group Bhd	5,000	2,330
Maxis Bhd	4,800	6,497
MISC Bhd	3,500	6,098
Petronas Gas Bhd	1,900	8,186
Telekom Malaysia Bhd	3,100	4,668
Westports Holdings Bhd	2,500	2,195

		45,865

Mexico - 1.7%
Kimberly-Clark de Mexico SAB de CV, Class A	4,056	7,963
Wal-Mart de Mexico SAB de CV	14,191	34,518

		42,481

Philippines - 0.4%
DMCI Holdings, Inc.	10,900	3,344
Energy Development Corp.	27,900	3,697
Globe Telecom, Inc.	85	3,322

		10,363

Poland - 0.8%
Bank Zachodni WBK SA	92	9,532
Polskie Gornictwo Naftowe i Gazownictwo SA	4,748	9,091

		18,623

Qatar - 0.8%
Barwa Real Estate Co.	294	2,559
Masraf Al Rayan QSC	971	10,173
Qatar Electricity & Water Co. QSC	73	3,729
Qatar Islamic Bank SAQ	156	3,984

		20,445

Russia - 7.2%
Gazprom PJSC, ADR	959	3,826

Gazprom PJSC	26,535	53,967
LUKOIL PJSC	707	35,841
LUKOIL PJSC, ADR	420	21,105
PhosAgro PJSC, GDR	313	4,351
Rosneft Oil Co. PJSC	125	655
Rosneft Oil Co. PJSC, GDR	2,917	15,168
Rostelecom PJSC	2,772	3,202
RusHydro PJSC	250,152	3,582
Severstal PJSC	451	7,075
Tatneft PJSC	4,089	27,352

		176,124

South Africa - 10.1%
Barclays Africa Group Ltd. (a)	1,772	20,212
Bidvest Group Ltd. (a)	884	11,651
Coronation Fund Managers Ltd.	704	3,807
FirstRand Ltd.	8,992	38,384
Foschini Group Ltd.	546	6,433
Imperial Holdings Ltd.	401	6,431
Liberty Holdings Ltd. (a)	343	2,732
Life Healthcare Group Holdings Ltd.	3,490	7,074
MMI Holdings Ltd.	2,496	3,993
Mr Price Group Ltd.	648	9,028
Nedbank Group Ltd. (a)	626	10,580
Netcare Ltd.	2,832	5,249
RMB Holdings Ltd.	1,865	9,527
Sanlam Ltd.	3,762	20,764
SPAR Group Ltd.	515	6,692
Standard Bank Group Ltd.	3,459	44,519
Truworths International Ltd.	1,162	7,417
Vodacom Group Ltd.	1,391	19,417
Woolworths Holdings Ltd. (a)	2,625	11,974

		245,884

South Korea - 2.6%
Coway Co. Ltd.	141	12,354
Hyundai Marine & Fire Insurance Co. Ltd.	168	6,883
KT&G Corp.	313	31,783
SK Telecom Co. Ltd.	55	12,365

		63,385

Taiwan - 25.8%
Advanced Semiconductor Engineering, Inc.	17,941	21,639
Catcher Technology Co. Ltd.	1,726	21,962
Cathay Financial Holding Co. Ltd.	21,785	35,552
Cheng Shin Rubber Industry Co. Ltd.	4,936	9,928
Chicony Electronics Co. Ltd.	1,434	3,602
Chunghwa Telecom Co. Ltd.	10,122	35,217
Compal Electronics, Inc.	10,905	7,841
CTBC Financial Holding Co. Ltd.	45,638	29,564
Delta Electronics, Inc.	5,130	28,133
Eclat Textile Co. Ltd.	510	6,253
Far EasTone Telecommunications Co. Ltd.	4,047	9,816
Feng TAY Enterprise Co. Ltd.	1,048	4,966
First Financial Holding Co. Ltd.	24,052	15,621
Formosa Plastics Corp.	10,947	34,061
Formosa Taffeta Co. Ltd.	2,429	2,415
Foxconn Technology Co. Ltd.	2,386	7,574
Fubon Financial Holding Co. Ltd.	17,615	28,309
Giant Manufacturing Co. Ltd.	800	4,042
Highwealth Construction Corp. *(e)	2,107	3,351
Hon Hai Precision Industry Co. Ltd.	33,459	130,270
Hotai Motor Co. Ltd.	764	9,000
Hua Nan Financial Holdings Co. Ltd.	18,441	10,296
Inventec Corp.	6,780	5,381
MediaTek, Inc.	3,963	35,521
Merida Industry Co. Ltd.	584	2,564
Micro-Star International Co. Ltd.	2,107	4,796
Nanya Technology Corp.	2,137	4,581
Novatek Microelectronics Corp.	1,510	5,879
Pegatron Corp.	5,000	15,739
Phison Electronics Corp.	369	4,976
Pou Chen Corp.	6,045	7,842
Realtek Semiconductor Corp.	1,421	5,509
Ruentex Industries Ltd.	1,795	2,888
Siliconware Precision Industries Co. Ltd.	5,653	8,954
Taiwan Mobile Co. Ltd.	4,304	15,402
Transcend Information, Inc.	678	2,022
Uni-President Enterprises Corp.	13,225	28,134
Vanguard International Semiconductor Corp.	2,325	4,199
Yuanta Financial Holding Co. Ltd.	28,288	12,279
Zhen Ding Technology Holding Ltd.	1,257	2,911

		628,989

Thailand - 4.2%
Bangkok Bank PCL	700	3,890
Delta Electronics Thailand PCL, NVDR	1,547	4,146
Glow Energy PCL, NVDR	1,630	4,209
Krung Thai Bank PCL, NVDR	9,823	5,532
PTT Global Chemical PCL, NVDR	6,425	14,802

PTT PCL, NVDR	2,800	33,646
Siam Cement PCL	900	13,552
Siam Cement PCL, NVDR	155	2,334
Siam Commercial Bank PCL, NVDR	4,700	21,303

		103,414

Turkey - 1.1%
Eregli Demir ve Celik Fabrikalari TAS	3,604	8,578
Ford Otomotiv Sanayi AS	232	3,193
Tupras Turkiye Petrol Rafinerileri AS	322	10,937
Turkiye Sise ve Cam Fabrikalari AS	2,448	3,147

		25,855

United Arab Emirates - 2.7%
Abu Dhabi Commercial Bank PJSC	5,466	10,864
Aldar Properties PJSC	8,389	5,276
DAMAC Properties Dubai Co. PJSC	5,347	5,881
Dubai Islamic Bank PJSC	3,174	5,263
Emaar Malls PJSC	5,242	3,511
Emirates Telecommunications Group Co. PJSC	4,719	23,127
First Abu Dhabi Bank PJSC	3,802	10,765

		64,687

TOTAL COMMON STOCKS
(Cost $2,009,918)		2,285,751

PREFERRED STOCKS - 2.4%
Brazil - 1.4%
Itausa-Investimentos Itau SA	10,625	34,428

Russia - 0.4%
Surgutneftegas OJSC	18,387	9,193

South Korea - 0.6%
Hyundai Motor Co.	61	5,215
Hyundai Motor Co. - 2nd Preferred	104	9,407

		14,622

TOTAL PREFERRED STOCKS
(Cost $52,716)		58,243

EXCHANGE-TRADED FUNDS - 1.1%
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF (b)	440	10,226
WisdomTree Emerging Markets High Dividend Fund	400	17,724

TOTAL EXCHANGE-TRADED FUNDS
(Cost $26,487)		27,950

SECURITIES LENDING COLLATERAL - 2.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (c)(d)
(Cost $54,155)	54,155	54,155

TOTAL INVESTMENTS - 99.5%
(Cost $2,143,276)		2,426,099
Other assets and liabilities, net - 0.5%		10,502

NET ASSETS - 100.0%		$2,436,601

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $51,402, which is 2.1% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Company declared its annual dividend during the 12-month period ended August 31, 2017, the scheduled payment date was subsequent to August 31, 2017.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions with affiliated funds during the period ended August 31, 2017 is as follows:

	Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2017
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	9,653	33,466	(34,605)	1,199	513	2	—	10,226

At August 31, 2017 the Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Fund and Securities Lending Collateral
Financials	$926,806	39.6%
Information Technology	336,570	14.3
Energy	236,819	10.1
Consumer Staples	217,267	9.3
Consumer Discretionary	143,922	6.1
Telecommunication Services	142,947	6.1
Real Estate	106,471	4.5
Materials	84,754	3.6
Industrials	71,802	3.1
Utilities	55,463	2.4
Health Care	21,173	0.9

Total	$2,343,994	100.0%

At August 31, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) (e)
SGX NIFTY 50 Futures	USD	3	$59,796	$59,628	9/28/2017	$(168)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
The Bank of Nova Scotia	9/5/2017	AED	239,000	USD	65,059	$—	$(12)
The Bank of Nova Scotia	9/5/2017	AED	16,000	USD	4,355	—	(2)
The Bank of Nova Scotia	9/5/2017	CZK	317,000	USD	14,366	—	(95)
The Bank of Nova Scotia	9/5/2017	HKD	160,000	USD	20,505	56	—
The Bank of Nova Scotia	9/5/2017	HKD	4,543,000	USD	582,190	1,584	—
The Bank of Nova Scotia	9/5/2017	HUF	2,662,000	USD	10,327	—	(41)
The Bank of Nova Scotia	9/5/2017	KRW	90,849,000	USD	81,185	613	—
The Bank of Nova Scotia	9/5/2017	PHP	492,000	USD	9,719	107	—
The Bank of Nova Scotia	9/5/2017	PLN	63,000	USD	17,451	—	(210)
The Bank of Nova Scotia	9/5/2017	PLN	4,000	USD	1,108	—	(13)
The Bank of Nova Scotia	9/5/2017	RUB	10,680,000	USD	176,263	—	(7,680)
The Bank of Nova Scotia	9/5/2017	THB	3,319,000	USD	99,796	—	(163)
The Bank of Nova Scotia	9/5/2017	TRY	10,000	USD	2,809	—	(83)
The Bank of Nova Scotia	9/5/2017	TRY	75,000	USD	21,078	—	(607)
The Bank of Nova Scotia	9/5/2017	TWD	126,000	USD	4,160	—	(16)
The Bank of Nova Scotia	9/5/2017	TWD	19,155,000	USD	634,681	—	(161)
The Bank of Nova Scotia	9/5/2017	USD	69,424	AED	255,000	3	—
The Bank of Nova Scotia	9/5/2017	USD	14,430	CZK	317,000	32	—
The Bank of Nova Scotia	9/5/2017	USD	16,017	HKD	125,000	—	(42)
The Bank of Nova Scotia	9/5/2017	USD	584,940	HKD	4,578,000	139	—
The Bank of Nova Scotia	9/5/2017	USD	10,358	HUF	2,662,000	10	—
The Bank of Nova Scotia	9/5/2017	USD	80,593	KRW	90,849,000	—	(21)
The Bank of Nova Scotia	9/5/2017	USD	9,604	PHP	492,000	9	—
The Bank of Nova Scotia	9/5/2017	USD	18,750	PLN	67,000	33	—
The Bank of Nova Scotia	9/5/2017	USD	183,900	RUB	10,680,000	43	—
The Bank of Nova Scotia	9/5/2017	USD	99,973	THB	3,319,000	—	(15)
The Bank of Nova Scotia	9/5/2017	USD	24,619	TRY	85,000	—	(43)
The Bank of Nova Scotia	9/5/2017	USD	639,502	TWD	19,281,000	—	(484)
The Bank of Nova Scotia	9/5/2017	USD	241,970	ZAR	3,145,000	—	(406)
The Bank of Nova Scotia	9/5/2017	ZAR	226,000	USD	17,033	—	(326)
The Bank of Nova Scotia	9/5/2017	ZAR	2,919,000	USD	220,034	—	(4,171)
The Bank of Nova Scotia	9/6/2017	BRL	21,000	USD	6,668	3	—

The Bank of Nova Scotia	9/6/2017	BRL	606,000	USD	192,656	323	—
The Bank of Nova Scotia	9/6/2017	CLP	4,747,000	USD	7,282	—	(309)
The Bank of Nova Scotia	9/6/2017	IDR	287,948,000	USD	21,537	—	(34)
The Bank of Nova Scotia	9/6/2017	MXN	752,000	USD	41,900	—	$(119)
The Bank of Nova Scotia	9/6/2017	MYR	198,000	USD	46,084	—	(269)
The Bank of Nova Scotia	9/6/2017	QAR	90,000	USD	24,713	—	(2)
The Bank of Nova Scotia	9/6/2017	USD	199,272	BRL	627,000	—	(274)
The Bank of Nova Scotia	9/6/2017	USD	7,554	CLP	4,747,000	38	—
The Bank of Nova Scotia	9/6/2017	USD	21,585	IDR	287,948,000	—	(15)
The Bank of Nova Scotia	9/6/2017	USD	42,193	MXN	752,000	—	(174)
The Bank of Nova Scotia	9/6/2017	USD	46,370	MYR	198,000	—	(17)
The Bank of Nova Scotia	9/6/2017	USD	22,245	QAR	81,000	—	(1)
The Bank of Nova Scotia	9/6/2017	USD	2,466	QAR	9,000	6	—
The Bank of Nova Scotia	10/4/2017	AED	255,000	USD	69,412	—	(8)
The Bank of Nova Scotia	10/4/2017	BRL	40,000	USD	12,654	14	—
The Bank of Nova Scotia	10/4/2017	BRL	627,000	USD	198,389	249	—
The Bank of Nova Scotia	10/4/2017	CLP	4,747,000	USD	7,545	—	(40)
The Bank of Nova Scotia	10/4/2017	CZK	317,000	USD	14,463	—	(34)
The Bank of Nova Scotia	10/4/2017	HKD	307,000	USD	39,258	—	(11)
The Bank of Nova Scotia	10/4/2017	HKD	4,578,000	USD	585,403	—	(175)
The Bank of Nova Scotia	10/4/2017	HUF	2,662,000	USD	10,370	—	(12)
The Bank of Nova Scotia	10/4/2017	IDR	287,948,000	USD	21,521	4	—
The Bank of Nova Scotia	10/4/2017	MXN	752,000	USD	42,000	172	—
The Bank of Nova Scotia	10/4/2017	MYR	198,000	USD	46,370	69	—
The Bank of Nova Scotia	10/4/2017	PHP	492,000	USD	9,563	—	(35)
The Bank of Nova Scotia	10/4/2017	PLN	67,000	USD	18,752	—	(33)
The Bank of Nova Scotia	10/4/2017	QAR	81,000	USD	22,124	—	(114)
The Bank of Nova Scotia	10/4/2017	RUB	10,680,000	USD	182,830	—	(90)
The Bank of Nova Scotia	10/4/2017	THB	3,319,000	USD	99,943	—	(35)
The Bank of Nova Scotia	10/4/2017	THB	150,000	USD	4,516	—	(3)
The Bank of Nova Scotia	10/4/2017	TRY	85,000	USD	24,414	43	—
The Bank of Nova Scotia	10/4/2017	ZAR	3,145,000	USD	240,819	396	—
The Bank of Nova Scotia	10/4/2017	ZAR	60,000	USD	4,594	7	—
The Bank of Nova Scotia	10/5/2017	TWD	19,281,000	USD	640,714	896	—
The Bank of Nova Scotia	10/5/2017	USD	9,280	TWD	280,000	12	—

The Bank of Nova Scotia	10/12/2017	KRW	90,849,000	USD	80,611	13	–

Total unrealized appreciation (depreciation)						$4,874	$(16,395)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$2,285,751	$—	$—	$2,285,751
Preferred Stocks (g)	58,243	—	—	58,243
Exchange-Traded Funds	27,950	—	—	27,950
Short-Term Investments	54,155	—	—	54,155
Derivatives(h)
Forward Foreign Currency Exchange Contracts	—	4,874	—	4,874

TOTAL	$2,426,099	$4,874	$—	$2,430,973

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(16,395)	$—	$(16,395)
Futures Contracts	(168)	—	—	(168)

TOTAL	$(168)	$(16,395)	$—	$(16,563)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Finland - 20.8%
Elisa OYJ	2,030	$88,689
Fortum OYJ	6,341	113,833
Metso OYJ	1,619	53,657
Nokian Renkaat OYJ	1,659	70,131
Sampo OYJ, Class A	3,732	196,992
Stora Enso OYJ, Class R	7,864	103,353
UPM-Kymmene OYJ	6,777	176,359

		803,014

France - 19.9%
AXA SA	7,040	204,281
Bouygues SA	3,045	138,091
CNP Assurances	2,450	56,874
Edenred	3,169	85,712
SCOR SE	2,473	103,628
TOTAL SA	3,520	182,051

		770,637

Germany - 25.5%
Allianz SE	986	210,987
Axel Springer SE	693	42,899
Bayerische Motoren Werke AG	1,699	157,761
Daimler AG	2,466	179,750
Innogy SE, 144A	1,983	87,403
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	940	194,038
ProSiebenSat.1 Media SE	3,326	111,577

		984,415

Italy - 13.4%
Atlantia SpA	6,484	208,409
Snam SpA	32,482	158,153
Terna Rete Elettrica Nazionale SpA	20,085	118,594
UnipolSai Assicurazioni SpA	14,219	32,280

		517,436

Luxembourg - 3.1%
SES SA	5,200	118,885

Portugal - 3.3%
EDP-Energias de Portugal SA	33,929	130,260

Spain - 13.5%
Distribuidora Internacional de Alimentacion SA	8,886	56,234
Enagas SA	3,238	95,422
Endesa SA	4,534	109,380
Gas Natural SDG SA	5,000	121,545
Red Electrica Corp. SA	6,179	138,767

		521,348

TOTAL COMMON STOCKS
(Cost $3,464,519)		3,845,995

PREFERRED STOCK - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG
(Cost $23,191)	283	23,478

TOTAL INVESTMENTS - 100.1%
(Cost $3,487,710)		3,869,473
Other assets and liabilities, net - (0.1%)		(5,457)

NET ASSETS - 100.0%		$3,864,016

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2017 the Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments
Financials	$999,079	25.8%
Utilities	819,783	21.2
Consumer Discretionary	704,480	18.2
Industrials	485,869	12.6
Energy	435,626	11.3
Materials	279,712	7.2
Telecommunication Services	88,690	2.3
Consumer Staples	56,234	1.4

Total	$3,869,473	100.0%

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(a)	Unrealized Depreciation(a)
The Bank of Nova Scotia	9/5/2017	EUR	10,000	USD	11,819	$—	$(89)
The Bank of Nova Scotia	9/5/2017	EUR	5,000	USD	5,929	—	(24)
The Bank of Nova Scotia	9/5/2017	EUR	3,393,500	USD	4,007,690	—	(33,195)
The Bank of Nova Scotia	9/5/2017	USD	3,908,509	EUR	3,287,500	6,154	—
The Bank of Nova Scotia	9/5/2017	USD	142,910	EUR	121,000	1,174	—
The Bank of Nova Scotia	10/4/2017	EUR	3,287,500	USD	3,914,508	—	(6,344)
The Bank of Nova Scotia	10/4/2017	USD	48,822	EUR	41,000	77	—

Total unrealized appreciation (depreciation)						$7,405	$(39,652)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$3,845,995	$—	$—	$3,845,995
Preferred Stock	23,478	—	—	23,478
Derivatives(c)
Forward Foreign Currency Exchange Contracts	—	7,405	—	7,405

TOTAL	$3,869,473	$7,405	$—	$3,876,878

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Exchange Contracts	$—	$(39,652)	$—	$(39,652)

TOTAL	$—	$(39,652)	$—	$(39,652)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 17.8%
ABC-Mart, Inc.	100	$5,134
Adastria Co. Ltd.	100	2,205
Aisin Seiki Co. Ltd.	600	30,147
Asics Corp.	700	10,539
Bandai Namco Holdings, Inc.	700	23,437
Bic Camera, Inc.	400	4,765
Bridgestone Corp.	2,400	102,904
Casio Computer Co. Ltd.(a)	500	7,060
CyberAgent, Inc.	400	13,066
Daiichikosho Co. Ltd.	100	4,843
Daikyonishikawa Corp.	100	1,558
Denso Corp.	1,600	77,572
Don Quijote Holdings Co. Ltd.	400	15,174
Eagle Industry Co. Ltd.	100	1,777
Fast Retailing Co. Ltd.(a)	100	28,593
Fujitsu General Ltd.	200	4,180
Hakuhodo DY Holdings, Inc.	1,000	13,602
Haseko Corp.	900	11,138
Heiwa Corp.	200	3,983
Hikari Tsushin, Inc.	100	12,393
Honda Motor Co. Ltd.	5,700	159,565
Iida Group Holdings Co. Ltd.	500	8,491
Isuzu Motors Ltd.	1,900	24,825
Izumi Co. Ltd.	100	5,233
J. Front Retailing Co. Ltd.	800	11,158
Koito Manufacturing Co. Ltd.	400	24,895
K’s Holdings Corp.	300	6,700
Mazda Motor Corp.	2,100	30,891
Mitsuba Corp.	100	1,450
NGK Spark Plug Co. Ltd.	600	11,421
NHK Spring Co. Ltd.	700	6,990
Nifco, Inc.	100	5,733
Nippon Television Holdings, Inc.	600	10,881
Nissan Motor Co. Ltd.	7,900	78,454
Nissin Kogyo Co. Ltd.	100	1,729
Nitori Holdings Co. Ltd.	300	46,284
Nojima Corp.	100	1,911
NOK Corp.	300	6,744
Oriental Land Co. Ltd.	800	60,033
Panasonic Corp.	7,600	101,197
Pressance Corp.	100	1,284
Rakuten, Inc.	3,200	37,957
Resorttrust, Inc.	300	5,607
Rinnai Corp.	100	8,677
Ryohin Keikaku Co. Ltd.	100	27,712
Sanrio Co. Ltd.	200	3,647
Seiko Holdings Corp.	1,000	4,534
Sekisui Chemical Co. Ltd.	1,600	29,802
Sekisui House Ltd.	2,300	39,789
Seria Co. Ltd.	100	5,470
Shimamura Co. Ltd.	100	12,193
Shimano, Inc.	300	40,505
Sony Corp.	4,100	161,564
Stanley Electric Co. Ltd.	500	16,582
Start Today Co. Ltd.	600	18,644
Starts Corp., Inc.	100	2,492
Subaru Corp.	2,100	73,574
Sumitomo Electric Industries Ltd.	2,600	40,680
Sumitomo Forestry Co. Ltd.	500	7,787
Sumitomo Rubber Industries Ltd.	700	11,595
Suzuki Motor Corp.	1,300	65,272
Takashimaya Co. Ltd.	1,000	9,168
T-Gaia Corp.	100	1,962
Toho Co. Ltd.	400	14,846
Toyo Tire & Rubber Co. Ltd.	400	7,705
Toyoda Gosei Co. Ltd.	200	4,657
Toyota Boshoku Corp.	200	3,952
Toyota Industries Corp.	600	31,946
Toyota Motor Corp.	2,946	165,502
TPR Co. Ltd.	100	3,030
TS Tech Co. Ltd.	200	6,251
United Arrows Ltd.	100	3,334
USS Co. Ltd.	800	15,708
Yamaha Corp.	400	13,920
Yamaha Motor Co. Ltd.	900	25,432
Yokohama Rubber Co. Ltd.	400	7,396

		1,908,831

Consumer Staples - 9.2%
Aeon Co. Ltd.	2,700	39,791
Ain Holdings, Inc.	100	7,351
Ajinomoto Co., Inc.	1,500	29,595
Asahi Group Holdings Ltd.	1,400	60,918
Calbee, Inc.	300	10,249
Ci:z Holdings Co. Ltd.	100	3,925
Create SD Holdings Co. Ltd.	100	2,595
Ezaki Glico Co. Ltd.	200	10,612
FamilyMart UNY Holdings Co. Ltd.(a)	300	16,246
Japan Tobacco, Inc.	4,100	140,218
Kao Corp.	1,600	99,756
Kewpie Corp.	400	9,577
Kikkoman Corp.	500	15,651
Kirin Holdings Co. Ltd.	3,100	70,318

Kobayashi Pharmaceutical Co. Ltd.	200	12,411
Kose Corp.	100	12,539
Kusuri no Aoki Holdings Co. Ltd.	100	5,642
Lawson, Inc.	200	13,429
Lion Corp.	900	17,876
Matsumotokiyoshi Holdings Co. Ltd.	100	6,796
MEIJI Holdings Co. Ltd.	400	31,837
NH Foods Ltd.	1,000	29,348
Nichirei Corp.	300	7,924
Nippon Suisan Kaisha Ltd.	900	5,062
Nissin Foods Holdings Co. Ltd.	300	18,481
Pigeon Corp.	400	15,464
Seven & i Holdings Co. Ltd.	2,700	107,082
Shiseido Co. Ltd.	1,200	49,707
Sugi Holdings Co. Ltd.	100	5,279
Sundrug Co. Ltd.	200	8,277
Suntory Beverage & Food Ltd.	500	23,078
Toyo Suisan Kaisha Ltd.	400	14,774
Tsuruha Holdings, Inc.	100	11,894
Unicharm Corp.	1,400	32,907
Valor Holdings Co. Ltd.	100	2,161
Welcia Holdings Co. Ltd.	200	7,841
Yakult Honsha Co. Ltd.	400	27,694
Yaoko Co. Ltd.	100	4,761

		989,066

Energy - 0.4%
Inpex Corp.	3,900	37,242
Nippon Gas Co. Ltd.	100	3,353

		40,595

Financials - 12.2%
AEON Financial Service Co. Ltd.	400	8,472
Aozora Bank Ltd.	4,000	15,119
Chiba Bank Ltd.	3,000	20,062
Chugoku Bank Ltd.	600	8,079
Concordia Financial Group Ltd.	4,400	21,025
Dai-ichi Life Holdings, Inc.	3,900	62,720
Daiwa Securities Group, Inc.	6,000	32,808
Financial Products Group Co. Ltd.	200	2,204
Fuyo General Lease Co. Ltd.	100	6,051
Gunma Bank Ltd.	1,600	9,362
Hiroshima Bank Ltd.	2,000	8,032
Hitachi Capital Corp.	200	4,641
Hokuhoku Financial Group, Inc.	400	6,138
IBJ Leasing Co. Ltd.	100	2,549
Jafco Co. Ltd.	100	4,579
Japan Exchange Group, Inc.	2,000	34,036
kabu.com Securities Co. Ltd.	500	1,545
Kyushu Financial Group, Inc.	1,400	8,523
Matsui Securities Co. Ltd.	400	3,060
Mebuki Financial Group, Inc.	3,200	11,339
Mitsubishi UFJ Financial Group, Inc.	23,000	140,871
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,900	9,598
Mizuho Financial Group, Inc.	85,800	147,418
MS&AD Insurance Group Holdings, Inc.	1,800	59,351
Nomura Holdings, Inc.	13,400	74,573
Orient Corp.	2,000	3,235
ORIX Corp.	4,600	73,539
Resona Holdings, Inc.	7,700	38,381
SBI Holdings, Inc.(a)	800	11,107
Seven Bank Ltd.	2,700	10,230
Shinsei Bank Ltd.	6,000	9,595
Shizuoka Bank Ltd.	2,000	17,463
Sompo Holdings, Inc.	1,300	48,842
Sony Financial Holdings, Inc.	600	9,497
Sumitomo Mitsui Financial Group, Inc.	4,000	149,518
Sumitomo Mitsui Trust Holdings, Inc.	1,400	48,414
Suruga Bank Ltd.	700	14,959
T&D Holdings, Inc.	2,400	32,895
Tokai Tokyo Financial Holdings, Inc.	800	4,601
Tokio Marine Holdings, Inc.	2,600	103,707
Tokyo Century Corp.	100	4,329
Tokyo TY Financial Group, Inc.	100	2,330
Yamaguchi Financial Group, Inc.	1,000	11,303
Zenkoku Hosho Co. Ltd.	200	8,114

		1,304,214

Health Care - 7.7%
Alfresa Holdings Corp.	700	13,159
Asahi Intecc Co. Ltd.	200	10,467
Astellas Pharma, Inc.	6,900	86,736
Chugai Pharmaceutical Co. Ltd.	700	28,430
Daiichi Sankyo Co. Ltd.	2,000	47,229
Eisai Co. Ltd.	900	46,562
Hisamitsu Pharmaceutical Co., Inc.	200	9,613
Hoya Corp.	1,400	80,075
Kaken Pharmaceutical Co. Ltd.	100	5,279
Kyowa Hakko Kirin Co. Ltd.	800	14,036
M3, Inc.	600	15,575
Medipal Holdings Corp.	700	12,332
Mitsubishi Tanabe Pharma Corp.	800	19,626
Nihon Kohden Corp.	300	6,951
Olympus Corp.	1,000	34,481

Ono Pharmaceutical Co. Ltd.	1,600	32,579
Otsuka Holdings Co. Ltd.	1,400	56,338
Santen Pharmaceutical Co. Ltd.	1,300	20,151
Sawai Pharmaceutical Co. Ltd.	100	5,461
Shionogi & Co. Ltd.	900	47,388
Ship Healthcare Holdings, Inc.	100	3,053
Sumitomo Dainippon Pharma Co. Ltd.	500	6,787
Sysmex Corp.	500	30,801
Takeda Pharmaceutical Co. Ltd.	2,600	143,560
Terumo Corp.	1,000	38,615
Toho Holdings Co. Ltd.	200	3,914
Tsumura & Co.	200	7,532

		826,730

Industrials - 22.1%
Aeon Delight Co. Ltd.	100	3,553
Aica Kogyo Co. Ltd.	200	6,587
Amada Holdings Co. Ltd.	900	9,870
ANA Holdings, Inc.	12,000	44,463
Asahi Glass Co. Ltd.	700	27,285
Central Japan Railway Co.	600	101,563
COMSYS Holdings Corp.	300	6,444
Daifuku Co. Ltd.	300	13,043
Daikin Industries Ltd.	900	89,910
DMG Mori Co. Ltd.	400	6,524
East Japan Railway Co.	1,300	119,121
Ebara Corp.	300	9,281
FANUC Corp.	700	135,726
Fuji Electric Co. Ltd.	2,000	11,012
Hankyu Hanshin Holdings, Inc.	800	30,456
Hanwa Co. Ltd.	1,000	6,715
Harmonic Drive Systems, Inc.	100	4,389
Hazama Ando Corp.	500	3,521
Hino Motors Ltd.	1,000	11,476
Hitachi Construction Machinery Co. Ltd.	300	8,464
Hitachi Transport System Ltd.	100	2,414
Hoshizaki Corp.	200	17,391
ITOCHU Corp.	4,800	78,328
Iwatani Corp.	1,000	6,060
Japan Airlines Co. Ltd.	1,200	41,192
JTEKT Corp.	700	9,356
Kajima Corp.	3,000	27,503
Kanamoto Co. Ltd.	100	3,562
Kanematsu Corp.	1,000	2,353
Kawasaki Heavy Industries Ltd.	5,000	15,355
Keihan Holdings Co. Ltd.	2,000	12,048
Keio Corp.	2,000	16,627
Keisei Electric Railway Co. Ltd.	500	13,606
Kintetsu Group Holdings Co. Ltd.	7,000	26,395
Komatsu Ltd.	3,200	86,498
Kubota Corp.	3,600	62,279
Kumagai Gumi Co. Ltd.	1,000	3,126
Kyowa Exeo Corp.	300	5,642
Kyudenko Corp.	100	4,057
Maeda Corp.	1,000	12,202
Makita Corp.	800	32,092
Marubeni Corp.	6,400	41,601
Meitec Corp.	100	4,616
MINEBEA MITSUMI, Inc.	1,200	19,702
MISUMI Group, Inc.	800	20,505
Mitsubishi Corp.	4,900	113,240
Mitsubishi Electric Corp.	7,100	104,958
Mitsubishi Heavy Industries Ltd.	11,000	42,067
Mitsui & Co. Ltd.	6,000	89,651
MonotaRO Co. Ltd.	200	6,115
Nabtesco Corp.	400	13,974
Nagoya Railroad Co. Ltd.	3,000	13,411
Nankai Electric Railway Co. Ltd.	2,000	10,249
NGK Insulators Ltd.	900	16,788
Nidec Corp.	900	101,890
Nihon M&A Center, Inc.	200	9,249
Nippon Express Co. Ltd.	2,000	13,792
Nippon Steel & Sumikin Bussan Corp.	100	5,388
Nishi-Nippon Railroad Co. Ltd.	1,000	4,843
NSK Ltd.	1,400	16,600
Obayashi Corp.	2,300	27,104
Odakyu Electric Railway Co. Ltd.	1,100	21,288
OSG Corp.	300	6,313
Park24 Co. Ltd.	400	9,606
Penta-Ocean Construction Co. Ltd.	800	4,797
Persol Holdings Co. Ltd.	500	10,149
Pilot Corp.	100	4,379
Sankyu, Inc.	1,000	7,823
Sanwa Holdings Corp.	700	7,798
Secom Co. Ltd.	700	51,912
Seibu Holdings, Inc.	900	15,463
Shimizu Corp.	2,300	23,740
SMC Corp.	200	68,526
Sohgo Security Services Co. Ltd.	300	13,097
Sojitz Corp.	3,900	10,453
Sotetsu Holdings, Inc.	1,000	4,852
Sumitomo Corp.	4,100	57,983
Sumitomo Heavy Industries Ltd.	2,000	14,901
Sumitomo Mitsui Construction Co. Ltd.	3,700	4,101
Tadano Ltd.	300	3,500
Taisei Corp.	4,000	40,087

Takeuchi Manufacturing Co. Ltd.	100	1,886
THK Co. Ltd.	500	16,673
Tobu Railway Co. Ltd.	4,000	22,097
Toda Corp.	1,000	7,178
Tokyu Construction Co. Ltd.	200	1,621
Tokyu Corp.	1,800	26,168
TOTO Ltd.	500	19,012
Toyota Tsusho Corp.	700	21,529
West Japan Railway Co.	600	43,564
Yamato Holdings Co. Ltd.	1,200	25,557

		2,369,285

Information Technology - 11.3%
Advantest Corp.	500	8,327
Alps Electric Co. Ltd.	600	16,464
Brother Industries Ltd.	800	18,942
Canon, Inc.	3,600	126,062
COLOPL, Inc.	200	2,464
DeNA Co. Ltd.	300	6,411
Dip Corp.	100	2,097
Disco Corp.	100	17,908
Elecom Co. Ltd.	100	2,092
Fujitsu Ltd.	7,000	51,842
GMO internet, Inc.	200	2,591
GungHo Online Entertainment, Inc.	2,000	5,979
Hamamatsu Photonics KK	500	15,469
Hirose Electric Co. Ltd.	100	13,829
Hitachi High-Technologies Corp.	200	7,132
Hitachi Kokusai Electric, Inc.	200	5,079
Hitachi Ltd.	16,000	110,049
Horiba Ltd.	100	6,124
Itochu Techno-Solutions Corp.	100	3,716
Kakaku.com, Inc.	500	6,219
Keyence Corp.	320	166,484
Konami Holdings Corp.	300	15,619
Konica Minolta, Inc.	1,500	11,966
Kyocera Corp.	1,100	65,964
Mixi, Inc.	200	10,649
Murata Manufacturing Co. Ltd.	700	107,105
NEC Corp.	9,000	23,796
Nexon Co. Ltd.*	700	17,446
Nomura Research Institute Ltd.	502	19,522
NS Solutions Corp.	100	2,145
NTT Data Corp.	2,000	21,588
Obic Co. Ltd.	200	12,520
Omron Corp.	700	35,108
Oracle Corp.	100	7,387
Otsuka Corp.	200	13,229
Renesas Electronics Corp.*	400	4,031
Ricoh Co. Ltd.	2,100	21,008
SCREEN Holdings Co. Ltd.	100	6,460
SCSK Corp.	200	8,650
Seiko Epson Corp.	1,000	25,632
Shimadzu Corp.	900	16,526
Square Enix Holdings Co. Ltd.	300	10,535
TDK Corp.	400	26,785
Tokyo Electron Ltd.	400	56,188
Trend Micro, Inc.	300	13,874
Ulvac, Inc.	100	5,497
Yahoo Japan Corp.	4,900	22,439
Yaskawa Electric Corp.	800	24,205
Yokogawa Electric Corp.	700	10,895

		1,212,049

Materials - 7.6%
Air Water, Inc.	600	11,056
Asahi Kasei Corp.	4,000	47,865
Daicel Corp.	1,000	12,729
Daio Paper Corp.	300	3,674
Denka Co. Ltd.	1,000	6,351
DIC Corp.	300	10,590
Dowa Holdings Co. Ltd.	1,000	7,541
Hitachi Chemical Co. Ltd.	400	10,816
Hitachi Metals Ltd.	700	9,343
JFE Holdings, Inc.	1,900	37,496
JSR Corp.	700	13,623
Kansai Paint Co. Ltd.	700	17,738
Kuraray Co. Ltd.	1,200	22,766
Mitsubishi Chemical Holdings Corp.	4,800	44,616
Mitsubishi Gas Chemical Co., Inc.	700	17,357
Mitsubishi Materials Corp.	400	14,338
Mitsui Chemicals, Inc.	3,000	17,936
Nihon Parkerizing Co. Ltd.	300	4,375
Nippon Kayaku Co. Ltd.	1,000	16,027
Nippon Light Metal Holdings Co. Ltd.	1,800	5,299
Nippon Paint Holdings Co. Ltd.	500	17,036
Nippon Steel & Sumitomo Metal Corp.	3,100	73,923
Nissan Chemical Industries Ltd.	400	13,393
Nitto Denko Corp.	500	44,058
NOF Corp.	1,000	14,156
Oji Holdings Corp.	3,000	15,728
Shin-Etsu Chemical Co. Ltd.	1,200	106,022
Sumitomo Chemical Co. Ltd.	5,000	29,938
Sumitomo Metal Mining Co. Ltd.	2,000	34,436
Sumitomo Osaka Cement Co. Ltd.	1,000	4,479
Taiheiyo Cement Corp.	4,000	15,410

Taiyo Nippon Sanso Corp.	500	5,829
Teijin Ltd.	600	12,168
Tokyo Steel Manufacturing Co. Ltd.	400	3,383
Toray Industries, Inc.	5,000	47,565
Tosoh Corp.	2,000	23,442
Ube Industries Ltd.	3,000	8,559
Zeon Corp.	1,000	12,593

		813,654

Real Estate - 3.9%
Aeon Mall Co. Ltd.	400	7,181
Daito Trust Construction Co. Ltd.	300	53,112
Daiwa House Industry Co. Ltd.	2,200	76,898
Hulic Co. Ltd.	1,500	14,842
Ichigo, Inc.	900	2,903
Leopalace21 Corp.	1,000	7,323
Mitsubishi Estate Co. Ltd.	4,900	84,323
Mitsui Fudosan Co. Ltd.	3,400	73,462
Nomura Real Estate Holdings, Inc.	400	8,254
NTT Urban Development Corp.	400	3,867
Open House Co. Ltd.	100	3,089
Relo Group, Inc.	300	6,812
Sumitomo Realty & Development Co. Ltd.	2,000	60,458
Tokyo Tatemono Co. Ltd.	700	8,612
Tokyu Fudosan Holdings Corp.	1,700	10,132

		421,268

Telecommunication Services - 5.5%
KDDI Corp.	5,900	159,052
Nippon Telegraph & Telephone Corp.	3,300	163,951
NTT DOCOMO, Inc.	4,800	111,365
SoftBank Group Corp.	1,900	154,023

		588,391

Utilities - 1.8%
Chubu Electric Power Co., Inc.	2,200	28,724
Electric Power Development Co. Ltd.	500	13,674
Kansai Electric Power Co., Inc.	2,700	37,779
Osaka Gas Co. Ltd.	7,000	27,355
Toho Gas Co. Ltd.	2,000	13,175
Tohoku Electric Power Co., Inc.	1,700	23,231
Tokyo Gas Co. Ltd.	8,000	42,392

		186,330

TOTAL COMMON STOCKS
(Cost $10,049,270)		10,660,413

SECURITIES LENDING COLLATERAL - 0.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (b)(c)
(Cost $59,744)	59,744	$59,744

TOTAL INVESTMENTS - 100.1%
(Cost $10,109,014)		$10,720,157
Other assets and liabilities, net - (0.1%)		(10,193)

NET ASSETS - 100.0%		$10,709,964

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $42,646, which is 0.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At August 31, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
MINI TPX Index Futures	JPY	3	$43,587	$44,185	9/07/2017	$828

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$10,660,413	$—	$—	$10,660,413
Short-Term Investments	59,744	—	—	59,744
Derivatives(f)
Futures Contracts	828	—	—	828

TOTAL	$10,720,985	$—	$—	$10,720,985

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Australia - 6.2%
Adelaide Brighton Ltd.	887	$4,054
ALS Ltd.	859	5,442
Ansell Ltd.	254	4,406
APN Outdoor Group Ltd.	438	1,560
ARB Corp. Ltd.	79	1,066
Ardent Leisure Group(a)	552	847
Australian Pharmaceutical Industries Ltd.	1,267	1,476
Bapcor Ltd.	971	4,307
Blackmores Ltd.	24	2,156
BT Investment Management Ltd.	223	1,879
BWP Trust REIT	822	1,921
carsales.com Ltd.	456	4,926
Catapult Group International Ltd.*	168	227
Charter Hall Group REIT	518	2,335
Charter Hall Retail REIT	732	2,287
Cleanaway Waste Management Ltd.	1,938	2,211
Corporate Travel Management Ltd.(b)	78	1,348
Cromwell Property Group REIT	1,572	1,187
CSR Ltd.	929	2,984
Donaco International Ltd.	1,106	422
Downer EDI Ltd.	933	5,281
DuluxGroup Ltd.	744	3,927
Energy World Corp. Ltd.*	1,404	513
Evolution Mining Ltd.	1,675	3,222
Fairfax Media Ltd.	4,212	3,231
G8 Education Ltd.	428	1,313
Galaxy Resources Ltd.*(b)	430	650
GrainCorp Ltd., Class A	387	2,655
Iluka Resources Ltd.	517	3,892
Independence Group NL(b)	290	777
Infigen Energy*(a)	1,430	864
Investa Office Fund REIT	606	2,178
InvoCare Ltd.	358	4,297
IOOF Holdings Ltd.	337	2,960
IRESS Ltd.	436	4,201
JB Hi-Fi Ltd.	236	4,339
Karoon Gas Australia Ltd.*	976	881
Link Administration Holdings Ltd.	545	3,275
Liquefied Natural Gas Ltd.*	1,841	783
Macquarie Atlas Roads Group(a)	1,069	4,827
Magellan Financial Group Ltd.	201	3,952
Mantra Group Ltd. (b)	372	884
Mayne Pharma Group Ltd.*(b)	2,266	1,207
Mesoblast Ltd.*(b)	370	424
Metcash Ltd.	779	1,684
Mineral Resources Ltd.	259	3,053
Myer Holdings Ltd.	1,029	597
Navitas Ltd.	303	1,086
Northern Star Resources Ltd.	874	3,620
Nufarm Ltd.	227	1,608
Orocobre Ltd.*(b)	332	1,019
Orora Ltd.	2,200	5,422
OZ Minerals Ltd.	370	2,385
Perpetual Ltd.	43	1,878
Pilbara Minerals Ltd.*	1,521	429
Premier Investments Ltd.	118	1,188
Primary Health Care Ltd.	1,076	2,925
Qube Holdings Ltd.	1,426	2,857
Qube Holdings Ltd.*	95	190
Regis Resources Ltd.	717	2,365
Saracen Mineral Holdings Ltd.*	1,871	2,030
Seven Group Holdings Ltd.	70	710
Shopping Centres Australasia Property Group REIT	1,555	2,757
Sirtex Medical Ltd.	109	1,300
SmartGroup Corp. Ltd.	110	778
Southern Cross Media Group Ltd.	867	893
Spark Infrastructure Group (a)	2,444	5,246
Spotless Group Holdings Ltd.	1,928	1,686
St Barbara Ltd.*	941	2,110
Star Entertainment Group Ltd.	1,047	4,328
Steadfast Group Ltd.	927	1,982
Super Retail Group Ltd.	219	1,410
Syrah Resources Ltd.*	531	1,266
Technology One Ltd.	250	992
Whitehaven Coal Ltd.*	1,030	2,866
WorleyParsons Ltd.*	252	2,684

		172,918

Austria - 1.2%
ams AG*	95	6,841
BUWOG AG*	151	4,647
CA Immobilien Anlagen AG	142	4,049
DO & CO AG	7	370
IMMOFINANZ AG*	975	2,583
Oesterreichische Post AG	79	3,540
S IMMO AG	237	3,871
UNIQA Insurance Group AG	257	2,608
Wienerberger AG	210	4,532

		33,041

Belgium - 1.8%
Ablynx NV*	101	1,443
Ackermans & van Haaren NV	23	3,866

Aedifica SA REIT	8	778
AGFA-Gevaert NV*	456	2,017
Befimmo SA REIT	28	1,759
Bekaert SA	53	2,526
Biocartis NV, 144A*	44	534
bpost SA	93	2,596
Cie d’Entreprises CFE	9	1,264
Cofinimmo SA REIT	20	2,581
D’ieteren SA/NV	34	1,563
Elia System Operator SA/NV	37	2,201
Euronav NV	230	1,762
Galapagos NV*	59	5,427
Ion Beam Applications	28	782
KBC Ancora	58	3,155
Melexis NV	37	3,394
Nyrstar NV*	105	756
Ontex Group NV	128	4,367
Sioen Industries NV	17	560
Sofina SA	20	2,908
Tessenderlo Group*	63	2,762
Warehouses De Pauw CVA REIT	20	2,262

		51,263

Bermuda - 0.2%
Hiscox Ltd.	355	5,867

Canada - 0.1%
Entertainment One Ltd.	425	1,319

China - 0.1%
Goodbaby International Holdings Ltd.	1,522	811
Microport Scientific Corp.	892	797

		1,608

Denmark - 1.8%
Ambu A/S, Class B	43	3,091
Bavarian Nordic A/S*	56	3,886
Dfds A/S	57	3,286
FLSmidth & Co A/S	61	3,841
GN Store Nord A/S	212	7,031
Jyske Bank A/S	87	5,235
Nets A/S, 144A*	50	1,237
NKT A/S*	33	2,640
Rockwool International A/S, Class B	17	4,275
Royal Unibrew A/S	41	2,248
SimCorp A/S	73	4,324
Spar Nord Bank A/S	104	1,340
Sydbank A/S	115	4,486
Topdanmark A/S*	111	4,335

		51,255

Faroe Islands - 0.1%
Bakkafrost P/F	78	3,642

Finland - 1.6%
Amer Sports OYJ*	130	3,437
Atria OYJ	224	3,011
Cargotec OYJ, Class B	60	3,614
Caverion Corp.*	228	2,046
Citycon OYJ	347	948
Huhtamaki OYJ	84	3,268
Kemira OYJ	177	2,189
Kesko OYJ, Class B	110	5,928
Konecranes OYJ	89	3,927
Metsa Board OYJ	280	1,840
Outokumpu OYJ	387	3,999
Outotec OYJ*	338	2,483
Sanoma OYJ	110	1,033
Stockmann OYJ Abp, Class B*	88	660
Tieto OYJ	65	2,056
Valmet OYJ	222	4,210

		44,649

France - 4.2%
ABC arbitrage	349	2,509
Alten SA	62	5,277
Altran Technologies SA	208	3,556
Axway Software SA	34	935
Cie des Alpes	64	1,867
Cie Plastic Omnium SA	101	3,828
Coface SA	82	782
DBV Technologies SA*	31	2,743
Elior Group, 144A	128	3,398
Elis SA	150	3,508
Euler Hermes Group	9	1,069
Faurecia	85	4,944
Fnac Darty SA*	11	982
Gaztransport Et Technigaz SA	61	3,110
Genfit*	26	774
Havas SA	234	2,573
IPSOS	42	1,312
Korian SA	72	2,529
Maisons du Monde SA, 144A	50	2,065
Mercialys SA REIT	94	1,893
Metropole Television SA	126	2,770
Neopost SA	79	3,434
Nexans SA	60	3,349
Nexity SA*	61	3,381
Orpea	48	5,817
Parrot SA*	33	473
Pierre & Vacances SA*	16	845
Rubis SCA	114	7,411
Sartorius Stedim Biotech	33	2,418

SOITEC*	25	1,403
Sopra Steria Group	27	4,677
SPIE SA	123	3,484
SRP Groupe SA, 144A*	56	1,197
Technicolor SA	553	2,021
Teleperformance	75	10,321
Television Francaise 1	189	2,539
Ubisoft Entertainment SA *	115	7,661
Vallourec SA*(b)	368	1,866
Vicat SA	4	275
Virbac SA *	9	1,505
Worldline SA, 144A*	40	1,609

		118,110

Georgia - 0.1%
BGEO Group PLC	79	3,534

Germany - 6.0%
Aareal Bank AG	54	2,211
alstria office REIT-AG REIT	201	2,945
AURELIUS Equity Opportunities SE & Co KGaA(b)	46	2,729
Aurubis AG	43	3,843
Bechtle AG	72	4,967
bet-at-home.com AG	24	2,886
Bilfinger SE	64	2,593
Biotest AG	29	984
Capital Stage AG	100	790
Carl Zeiss Meditec AG	41	2,045
CECONOMY AG	200	2,191
CompuGroup Medical SE	16	933
CTS Eventim AG & Co. KGaA	61	2,688
Deutsche Beteiligungs AG	15	739
Deutsche EuroShop AG	63	2,488
Deutsche Pfandbriefbank AG, 144A	59	832
Deutz AG	140	1,065
Diebold Nixdorf AG	35	2,912
DMG Mori AG	58	3,461
Drillisch AG	91	6,271
Duerr AG	42	4,892
Evotec AG*	120	2,305
Freenet AG	177	5,912
Gerresheimer AG	55	4,327
Grammer AG	15	792
GRENKE AG	33	2,975
Hamburger Hafen und Logistik AG	25	796
Hapag-Lloyd AG, 144A*	45	1,946
Hypoport AG*	5	741
Indus Holding AG	35	2,640
Kloeckner & Co. SE	90	1,001
Koenig & Bauer AG	32	2,416
Krones AG(b)	20	2,474
LEG Immobilien AG	77	7,782
Leoni AG	66	3,959
MorphoSys AG*	47	3,339
MTU Aero Engines AG	58	8,120
Nordex SE*(b)	122	1,695
Norma Group SE	73	4,443
PATRIZIA Immobilien AG*	50	1,013
Rational AG	4	2,598
Rheinmetall AG	61	6,235
RHOEN-KLINIKUM AG	52	1,728
Salzgitter AG	61	2,741
Siltronic AG*	17	1,660
Software AG	69	3,032
Stroeer SE & Co. KGaA	49	3,122
Suedzucker AG	100	2,126
TAG Immobilien AG	237	3,955
Takkt AG	34	800
TLG Immobilien AG	221	4,896
Uniper SE	250	6,225
Wacker Chemie AG(b)	23	2,947
Wacker Neuson SE	32	912
Wirecard AG	152	12,958

		169,076

Hong Kong - 2.2%
Brightoil Petroleum Holdings Ltd.*	6,070	1,497
Cafe de Coral Holdings Ltd.	1,036	3,296
Champion REIT	679	500
China Financial International Investments Ltd.*	7,618	248
China Strategic Holdings Ltd.*	74,081	1,155
China Trustful Group Ltd.*	1,189	480
Chow Sang Sang Holdings International Ltd.	423	965
Dah Sing Financial Holdings Ltd.	359	2,603
Digital Domain Holdings Ltd.*	25,202	805
Emperor Entertainment Hotel Ltd.	3,008	746
Enerchina Holdings Ltd.*	11,566	319
Esprit Holdings Ltd.*	2,891	1,673
Freeman FinTech Corp. Ltd.*	13,520	821
Future World Financial Holdings Ltd.*	6,640	146
Giordano International Ltd.	2,000	1,186
Global Brands Group Holding Ltd.*	12,064	1,079
Good Resources Holdings Ltd.*	4,198	225
Great Eagle Holdings Ltd.	240	1,313

Haitong International Securities Group Ltd.	2,037	1,200
HKBN Ltd.	2,214	2,122
Hopewell Holdings Ltd.	1,149	4,515
Hsin Chong Group Holdings Ltd.*(c)	6,452	337
Huarong International Financial Holdings Ltd.*	1,135	373
Johnson Electric Holdings Ltd.	61	224
Landing International Development Ltd.*	268,662	2,884
Luk Fook Holdings International Ltd.	455	1,561
Madison Holdings Group Ltd.*	1,569	371
Man Wah Holdings Ltd.	2,954	2,748
Mason Group Holdings Ltd.*	43,237	569
Mei Ah Entertainment Group Ltd.*	5,171	228
Melco International Development Ltd.	1,564	3,669
Modern Dental Group Ltd.	1,149	411
Neo Telemedia Ltd.	645	23
NewOcean Energy Holdings Ltd.*	4,401	1,170
Noble Group Ltd.*	1,150	339
Nord Anglia Education, Inc.*(b)	25	813
Orient Overseas International Ltd.	331	3,062
Pacific Textiles Holdings Ltd.	975	992
Regina Miracle International Holdings Ltd., 144A	687	543
Summit Ascent Holdings Ltd.*	1,760	425
SUNeVision Holdings Ltd.	398	245
Television Broadcasts Ltd.	606	2,025
Town Health International Medical Group Ltd.	8,362	769
Value Partners Group Ltd.	1,749	1,518
Vision Fame International Holding Ltd.*	1,913	132
VSTECS Holdings Ltd.	1,572	472
VTech Holdings Ltd.	304	4,273
Xinyi Glass Holdings Ltd.*	4,105	4,092

		61,162

India - 0.0%
Vedanta Resources PLC	113	1,246

Ireland - 1.4%
C&C Group PLC	31	111
COSMO Pharmaceuticals NV	8	1,175
Glanbia PLC	229	4,283
Grafton Group PLC	341	3,466
Greencore Group PLC	1,204	3,192
Hibernia REIT PLC REIT	1,745	2,966
Hostelworld Group PLC, 144A	169	768
Irish Continental Group PLC	368	2,462
Kingspan Group PLC	180	6,964
Smurfit Kappa Group PLC	271	8,264
UDG Healthcare PLC	395	4,275

		37,926

Isle of Man - 0.4%
GVC Holdings PLC	354	3,573
Paysafe Group PLC*	650	4,925
Playtech PLC	299	3,673

		12,171

Israel - 1.5%
Africa Israel Properties Ltd.*	25	540
Airport City Ltd.*	77	989
Alony Hetz Properties & Investments Ltd.	127	1,318
Big Shopping Centers Ltd.	7	493
Blue Square Real Estate Ltd.	11	462
Caesarstone Ltd.*(b)	32	927
Cellcom Israel Ltd.*	112	995
CyberArk Software Ltd.*	29	1,160
Delek Group Ltd.	5	959
Delta-Galil Industries Ltd.	26	819
El Al Israel Airlines	787	518
Gazit-Globe Ltd.	362	3,527
Israel Discount Bank Ltd., Class A*	2,506	6,250
Ituran Location and Control Ltd.	15	501
Jerusalem Economy Ltd.*	217	521
Kornit Digital Ltd.*	63	1,071
Melisron Ltd.	22	1,114
Neuroderm Ltd.*	24	930
Orbotech Ltd.*	83	3,298
Partner Communications Co. Ltd.*	209	1,048
Paz Oil Co. Ltd.	9	1,432
Phoenix Holdings Ltd.*	186	825
Plus500 Ltd.	97	1,146
Radware Ltd.*	50	880
Shufersal Ltd.	143	776
SodaStream International Ltd.*	25	1,506
Strauss Group Ltd.	53	979
Tower Semiconductor Ltd.*	152	4,496
Wix.com Ltd.*	46	2,995

		42,475

Italy - 4.1%
A2A SpA	2,734	4,592
Anima Holding SpA, 144A	439	3,355
Autogrill SpA	277	3,660
Azimut Holding SpA	115	2,423

Banca Carige SpA*(b)	2,595	711
Banca Generali SpA	90	2,971
Banca Mediolanum SpA	253	2,138
Banca Monte dei Paschi di Siena SpA*(c)	49	0
Banca Popolare di Sondrio SCPA	851	3,532
Banco BPM SpA*	1,768	6,710
Biesse SpA	39	1,582
BPER Banca	631	3,555
Brembo SpA	305	4,756
Brunello Cucinelli SpA	27	810
Buzzi Unicem SpA	130	3,182
Cerved Information Solutions SpA	236	2,659
Credito Valtellinese SpA*	190	878
Davide Campari-Milano SpA	910	6,587
De’ Longhi SpA	96	2,889
DiaSorin SpA	45	3,878
Ei Towers SpA	56	3,327
El.EN. SpA	18	541
Fila SpA	27	598
Fincantieri SpA*	560	639
FinecoBank Banca Fineco SpA	466	4,002
GEox SpA	180	719
Hera SpA	1,270	4,064
Interpump Group SpA	100	2,909
Iren SpA	600	1,644
Italgas SpA	500	2,824
MARR SpA	40	1,003
Mediaset SpA*	695	2,568
Moncler SpA	195	5,541
Newron Pharmaceuticals SpA*	26	480
OVS SpA, 144A	168	1,254
Reply SpA	5	1,145
Salini Impregilo SpA	533	1,872
Salvatore Ferragamo SpA	84	2,414
Societa Cattolica di Assicurazioni SCRL	341	2,929
Sogefi SpA*	142	738
Tod’s SpA	30	2,145
Unione di Banche Italiane SpA	1,015	4,686
Unipol Gruppo Finanziario SpA	709	3,065
Yoox Net-A-Porter Group SpA*(b)	75	2,466

		114,441

Japan - 29.9%
Activia Properties, Inc. REIT	1	4,394
Adastria Co. Ltd.	100	2,208
ADEKA Corp.	300	5,106
Advance Residence Investment Corp. REIT	2	5,121
Advantest Corp.	200	3,335
AEON REIT Investment Corp. REIT	3	3,247
Aica Kogyo Co. Ltd.	200	6,595
Aiful Corp.*	800	2,780
Anritsu Corp.	400	3,184
Aoyama Trading Co. Ltd.	100	3,666
Asahi Intecc Co. Ltd.	100	5,239
Autobacs Seven Co. Ltd.	300	4,950
Azbil Corp.	200	8,332
Broadleaf Co. Ltd.	300	2,232
Capcom Co. Ltd.	100	2,484
Chiba Kogyo Bank Ltd.	100	500
Citizen Watch Co. Ltd.	300	2,126
COMSYS Holdings Corp.	300	6,451
COOKPAD, Inc.	200	1,399
CyberAgent, Inc.	200	6,540
Daido Steel Co. Ltd.	1,000	5,949
Daifuku Co. Ltd.	200	8,705
Daiichikosho Co. Ltd.	100	4,848
Daishi Bank Ltd.	1,000	4,530
Daisyo Corp.	100	1,557
Denka Co. Ltd.	1,000	6,358
DIC Corp.	100	3,534
DMG Mori Co. Ltd.	200	3,266
Ebara Corp.	200	6,195
Ezaki Glico Co. Ltd.	100	5,312
Frontier Real Estate Investment Corp. REIT	1	4,298
Fujikura Ltd.	800	6,506
Fujitsu General Ltd.	100	2,092
Fukuoka REIT Corp. REIT	3	4,484
Funai Electric Co. Ltd.	200	1,530
Funai Soken Holdings, Inc.	200	6,386
Furukawa Electric Co. Ltd.	200	10,843
Glory Ltd.	200	6,804
GLP J REIT	3	3,204
GMO internet, Inc.	200	2,594
GS Yuasa Corp.	1,000	4,967
Gunma Bank Ltd.	400	2,343
H2O Retailing Corp.	200	3,609
Haseko Corp.	500	6,195
Hazama Ando Corp.	600	4,230
Heiwa Corp.	200	3,988
HIS Co. Ltd.	100	3,347
Hitachi Capital Corp.	100	2,323
Hokkaido Electric Power Co., Inc.	500	3,811
Hokkoku Bank Ltd.	1,000	4,339
Hokuhoku Financial Group, Inc.	100	1,536

Hokuriku Electric Power Co.	100	952
Horiba Ltd.	100	6,131
Hosiden Corp.	300	5,029
House Foods Group, Inc.	200	6,085
Hulic Reit, Inc. REIT	1	1,515
Hyakugo Bank Ltd.	1,000	4,166
Ibiden Co. Ltd.	100	1,656
IDOM, Inc.	100	652
Industrial & Infrastructure Fund Investment Corp. REIT	1	4,489
Ines Corp.	400	3,635
Invincible Investment Corp. REIT	7	2,990
Ito En Ltd.	100	3,684
Itochu Techno-Solutions Corp.	100	3,720
Itoham Yonekyu Holdings, Inc.	200	1,797
Iwatani Corp.	1,000	6,067
Iyo Bank Ltd.	300	2,273
Izumi Co. Ltd.	100	5,239
Jafco Co. Ltd.	100	4,585
Japan Display, Inc.*	700	1,261
Japan Excellent, Inc. REIT	3	3,605
Japan Hotel REIT Investment Corp. REIT	5	3,443
Japan Logistics Fund, Inc. REIT	2	4,077
Japan Petroleum Exploration Co. Ltd.	100	1,919
Japan Rental Housing Investments, Inc. REIT	6	4,492
Japan Steel Works Ltd.	200	4,062
Jimoto Holdings, Inc.	400	713
Juroku Bank Ltd.	1,000	3,075
JVC Kenwood Corp.*	900	2,391
Kagome Co. Ltd.	200	6,313
Kaken Pharmaceutical Co. Ltd.	50	2,642
Kawasaki Kisen Kaisha Ltd.*	2,000	5,421
Keiyo Bank Ltd.	1,000	4,394
Keiyo Co. Ltd.	500	3,416
Kenedix Office Investment Corp. REIT	1	5,722
Kewpie Corp.	200	4,794
Kinden Corp.	300	4,901
Kiyo Bank Ltd.	300	4,868
Kobayashi Pharmaceutical Co. Ltd.	100	6,213
K’s Holdings Corp.	300	6,708
Kumagai Gumi Co. Ltd.	1,000	3,129
Kyowa Exeo Corp.	100	1,883
Laox Co. Ltd.*	200	897
Leopalace21 Corp.	600	4,399
Lintec Corp.	200	5,352
Maruha Nichiro Corp.	100	$2,902
Matsui Securities Co. Ltd.	400	3,064
Matsumotokiyoshi Holdings Co. Ltd.	100	6,804
Matsuya Foods Co. Ltd.	100	3,702
Megmilk Snow Brand Co. Ltd.	100	2,938
Meitec Corp.	100	4,621
Mitsubishi Paper Mills Ltd.*	100	666
Mitsui Engineering & Shipbuilding Co. Ltd.	2,000	2,511
Mitsui High-Tec, Inc.	200	3,513
Mitsui Mining & Smelting Co. Ltd.	1,000	5,312
Miura Co. Ltd.	100	2,256
MonotaRO Co. Ltd.	100	3,061
Mori Hills REIT Investment Corp. REIT	3	3,837
Mori Trust Sogo Reit, Inc. REIT	2	3,264
Morinaga & Co. Ltd.	20	1,146
Musashino Bank Ltd.	100	2,847
Nagase & Co. Ltd.	400	6,691
Nankai Electric Railway Co. Ltd.	1,000	5,130
NHK Spring Co. Ltd.	200	1,999
Nichi-iko Pharmaceutical Co. Ltd.	100	1,551
Nichirei Corp.	100	2,644
Nifco, Inc.	100	5,740
Nihon Kohden Corp.	100	2,320
Nihon M&A Center, Inc.	200	9,260
Nikkon Holdings Co. Ltd.	200	4,705
Nippon Accommodations Fund, Inc. REIT	1	4,062
Nippon Kayaku Co. Ltd.	300	4,814
Nippon Light Metal Holdings Co. Ltd.	600	1,768
Nippon Paper Industries Co. Ltd.	200	3,831
Nippon Shinyaku Co. Ltd.	100	6,959
Nippon Suisan Kaisha Ltd.	600	3,378
Nipro Corp.	400	5,290
Nishimatsu Construction Co. Ltd.	1,000	5,512
Nishi-Nippon Financial Holdings, Inc.	200	2,149
Nishi-Nippon Railroad Co. Ltd.	1,000	4,848
Nissan Shatai Co. Ltd.	300	3,392
Nisshin Steel Co. Ltd.	100	1,301
Nisshinbo Holdings, Inc.	300	3,182
North Pacific Bank Ltd.	900	2,710
NTN Corp.	1,000	4,039
Ogaki Kyoritsu Bank Ltd.	1,000	2,702
Okamoto Industries, Inc.	100	1,039
Oki Electric Industry Co. Ltd.	100	1,374
OncoTherapy Science, Inc.*	600	1,392

Orix JREIT, Inc. REIT	3	4,328
OSG Corp.	200	4,213
OSJB Holdings Corp.	200	544
Penta-Ocean Construction Co. Ltd.	900	5,403
PeptiDream, Inc.*	52	1,814
Persol Holdings Co. Ltd.	300	6,096
Pigeon Corp.	200	7,741
Pilot Corp.	100	4,384
Premier Investment Corp. REIT	4	3,897
Proto Corp.	100	1,778
Qol Co. Ltd.	200	3,560
Relo Group, Inc.	100	2,273
Resorttrust, Inc.	200	3,742
Rohto Pharmaceutical Co. Ltd.	200	4,643
Sangetsu Corp.	200	3,575
San-In Godo Bank Ltd.	200	1,663
Sankyu, Inc.	1,000	7,832
Sanwa Holdings Corp.	500	5,576
Sapporo Holdings Ltd.	100	2,906
Sawai Pharmaceutical Co. Ltd.	50	2,733
SCREEN Holdings Co. Ltd.	60	3,880
SCSK Corp.	100	4,330
Seino Holdings Co. Ltd.	400	5,440
Sekisui House SI Residential Investment Corp. REIT	4	4,170
Senshu Ikeda Holdings, Inc.	800	2,984
Septeni Holdings Co. Ltd.	100	263
Seria Co. Ltd.	46	2,519
Shiga Bank Ltd.	1,000	5,267
Shikoku Electric Power Co., Inc.	200	2,605
Shimachu Co. Ltd.	200	5,158
Shinko Plantech Co. Ltd.	500	4,248
Ship Healthcare Holdings, Inc.	100	3,056
Showa Denko KK	200	5,314
Skylark Co. Ltd.	300	4,402
Sojitz Corp.	2,400	6,440
Sosei Group Corp.*	17	1,404
Square Enix Holdings Co. Ltd.	200	7,031
Sugi Holdings Co. Ltd.	100	5,285
Sumco Corp.	300	4,410
Sumitomo Forestry Co. Ltd.	300	4,677
Sumitomo Mitsui Construction Co. Ltd.	5,400	5,993
Sumitomo Osaka Cement Co. Ltd.	1,000	4,484
Taiyo Yuden Co. Ltd.	300	4,538
Takara Holdings, Inc.	500	4,848
Tatsuta Electric Wire And Cable Co. Ltd.	100	659
TIS, Inc.	200	5,904
Toda Corp.	1,000	7,186
Toho Holdings Co. Ltd.	100	1,959
Tokai Rika Co. Ltd.	200	3,775
Tokai Tokyo Financial Holdings, Inc.	700	4,031
Tokuyama Corp.*	1,000	4,421
Tokyo Century Corp.	100	4,334
Tokyo Ohka Kogyo Co. Ltd.	100	3,502
Tokyu REIT, Inc. REIT	4	4,974
Tomy Co. Ltd.	100	1,336
Topcon Corp.	200	3,531
Toyo Corp./Chuo-ku	400	3,755
Toyo Kanetsu KK	300	911
Toyo Tire & Rubber Co. Ltd.	200	3,857
Toyobo Co. Ltd.	3,000	5,430
Toyota Boshoku Corp.	200	3,957
TS Tech Co. Ltd.	200	6,258
Tsukuba Bank Ltd.	200	662
Tsukui Corp.	400	2,729
Tsumura & Co.	100	3,770
Tsutsumi Jewelry Co. Ltd.	100	1,730
Ube Industries Ltd.	3,000	8,569
Ushio, Inc.	300	4,074
Valor Holdings Co. Ltd.	200	4,326
Wacoal Holdings Corp.	100	1,426
Welcia Holdings Co. Ltd.	100	3,925
W-Scope Corp.	100	2,125
Yamato Kogyo Co. Ltd.	100	2,829
Yokohama Reito Co. Ltd.	100	964
Zenkoku Hosho Co. Ltd.	100	4,062
Zensho Holdings Co. Ltd.	100	1,898
Zeon Corp.	200	2,522

		837,391

Jersey Island - 0.3%
Centamin PLC	1,368	2,680
Phoenix Group Holdings	414	4,189

		6,869

Luxembourg - 0.4%
APERAM SA	70	3,694
B&M European Value Retail SA	977	4,705
Grand City Properties SA	154	3,355

		11,754

Malta - 0.2%
Catena Media PLC*	55	619
Gaming Innovation Group, Inc.*	774	521
Kindred Group PLC SDR	359	3,951

		5,091

Netherlands - 2.4%
Aalberts Industries NV	126	5,606
Accell Group	46	1,412
Arcadis NV	98	2,129
ASM International NV	70	4,115
ASR Nederland NV	135	5,232
BE Semiconductor Industries NV	42	2,722
Corbion NV	121	3,647
Eurocommercial Properties NV	57	2,443
Euronext NV, 144A	79	4,540
Fugro NV*	102	1,295
IMCD Group NV	88	5,176
InterXion Holding NV*	83	4,304
Koninklijke BAM Groep NV	322	1,931
OCI NV*	92	1,745
Philips Lighting NV, 144A	100	3,690
PostNL NV	664	2,643
SBM Offshore NV	260	4,161
TKH Group NV	71	4,186
TomTom NV*	193	2,014
Wereldhave NV REIT	43	2,105
Wessanen	150	2,617

		67,713

New Zealand - 1.1%
a2 Milk Co. Ltd.*	685	2,730
Air New Zealand Ltd.	1,391	3,565
Chorus Ltd.	499	1,433
Fisher & Paykel Healthcare Corp. Ltd.	888	7,504
Infratil Ltd.	1,685	3,811
Kiwi Property Group Ltd.	3,401	3,297
SKY Network Television Ltd.	255	520
SKYCITY Entertainment Group Ltd.	976	2,663
Trade Me Group Ltd.	485	1,619
Z Energy Ltd.	425	2,356

		29,498

Norway - 1.3%
Aker ASA, Class A	27	975
Aker BP ASA	206	3,771
Aker Solutions ASA*	204	954
Atea ASA*	97	1,282
DNO ASA*	839	1,316
Entra ASA, 144A	137	1,951
Europris ASA, 144A	363	1,713
Frontline Ltd.	152	764
Grieg Seafood ASA	73	725
Hexagon Composites ASA*	222	798
Kongsberg Automotive ASA*	1,347	1,380
Leroy Seafood Group ASA	360	2,394
Norway Royal Salmon ASA	32	701
Norwegian Air Shuttle ASA*	65	1,621
Opera Software ASA*	184	569
Petroleum Geo-Services ASA*	205	387
Salmar ASA	50	1,450
Scatec Solar ASA, 144A	112	668
SpareBank 1 Smn	152	1,597
Storebrand ASA	856	7,084
TGS NOPEC Geophysical Co ASA	166	3,561
Thin Film Electronics ASA*	981	405
XXL ASA, 144A	142	1,423

		37,489

Peru - 0.1%
Hochschild Mining PLC	442	1,623

Portugal - 0.3%
Banco Comercial Portugues SA, Class R*	12,159	3,233
Corticeira Amorim SGPS SA	42	572
CTT-Correios de Portugal SA	160	992
NOS SGPS SA	322	2,062
Sonae SGPS SA	2,020	2,263

		9,122

Russia - 0.1%
Evraz PLC	439	1,903

Singapore - 1.6%
Ascott Residence Trust REIT	700	607
BW LPG Ltd., 144A*	141	580
Cape PLC	178	608
Chip Eng Seng Corp. Ltd.	4,500	2,406
COSCO Shipping International Singapore Co. Ltd.*	3,000	675
Frasers Centrepoint Trust REIT	600	934
Frasers Logistics & Industrial Trust REIT	1,200	951
Keppel REIT	3,400	2,909
Mapletree Commercial Trust REIT	3,800	4,302
Mapletree Greater China Commercial Trust REIT	5,600	4,646
Mapletree Industrial Trust REIT	3,400	4,651
Mapletree Logistics Trust REIT	4,600	4,173
Midas Holdings Ltd.*	11,500	1,823
Raffles Medical Group Ltd.	1,113	903
Sembcorp Marine Ltd.(b)	1,100	1,290
Singapore Post Ltd.	3,000	2,788
Starhill Global REIT	1,700	934
United Engineers Ltd.	300	599
Venture Corp. Ltd.	600	6,991

Yanlord Land Group Ltd.	800	1,021

		43,791

South Africa - 0.0%
Petra Diamonds Ltd.*	866	1,054

Spain - 2.4%
Acciona SA	35	2,991
Acerinox SA	245	3,494
Almirall SA	117	1,201
Applus Services SA	272	3,492
Atresmedia Corp. de Medios de Comunicacion SA	124	1,292
Bolsas y Mercados Espanoles SHMSF SA	103	3,712
Cellnex Telecom SA, 144A	200	4,468
Ebro Foods SA	112	2,671
Fomento de Construcciones y Contratas SA*	183	1,927
Grupo Catalana Occidente SA	36	1,521
Hispania Activos Inmobiliarios SOCIMI SA REIT	240	4,467
Indra Sistemas SA*	219	3,446
Inmobiliaria Colonial SA	376	3,673
Mediaset Espana Comunicacion SA	203	2,354
Melia Hotels International SA	146	2,146
Merlin Properties Socimi SA REIT	281	3,872
NH Hotel Group SA	386	2,513
Papeles y Cartones de Europa SA	150	1,279
Prosegur Cia de Seguridad SA	342	2,329
Realia Business SA*	1,907	2,497
Sacyr SA*	856	2,412
Saeta Yield SA	50	604
Tecnicas Reunidas SA	62	2,153
Telepizza Group SA, 144A*	150	889
Tubacex SA*	228	820
Viscofan SA	78	4,708

		66,931

Sweden - 5.1%
AAK AB	50	3,672
AF AB, Class B	90	1,964
Ahlsell AB, 144A	135	944
Axfood AB	118	2,088
Betsson AB*	166	1,550
Bilia AB, Class A	104	1,083
BillerudKorsnas AB	229	3,819
BioGaia AB, Class B	18	684
Bonava AB, Class B	134	2,186
Camurus AB*	35	529
Castellum AB	200	3,131
Com Hem Holding AB	329	4,902
Dometic Group AB, 144A	223	1,855
Dustin Group AB, 144A	148	1,243
Elekta AB, Class B	477	4,938
Evolution Gaming Group AB, 144A	55	3,331
Fabege AB	178	3,571
Fastighets AB Balder, Class B*	137	3,609
Fingerprint Cards AB, Class B*(b)	461	2,108
Hemfosa Fastigheter AB	216	2,656
Hexpol AB	336	3,288
Holmen AB, Class B	77	3,366
Hufvudstaden AB, Class A	151	2,683
Indutrade AB	186	4,532
Intrum Justitia AB	123	4,014
Investment AB Oresund	66	1,134
JM AB	108	3,466
Kungsleden AB	402	2,702
Loomis AB, Class B	117	4,267
Modern Times Group MTG AB, Class B	100	3,625
NCC AB, Class B	119	3,105
NetEnt AB*	336	3,212
New Wave Group AB, Class B	141	989
Nibe Industrier AB, Class B	603	5,551
Nobia AB	181	1,757
Pandox AB	71	1,277
Peab AB	364	4,180
Probi AB	9	461
Ratos AB, Class B	412	1,928
RaySearch Laboratories AB*	28	562
Saab AB, Class B	80	3,650
SkiStar AB	65	1,526
SSAB AB, Class A*	355	1,803
SSAB AB, Class B*	700	2,879
Svenska Cellulosa AB SCA, Class B	730	6,087
Sweco AB, Class B	87	2,192
Swedish Orphan Biovitrum AB*	210	3,132
Thule Group AB, 144A	111	2,126
Trelleborg AB, Class B	274	6,528
Vitrolife AB	17	1,427
Wallenstam AB, Class B	294	2,995
Wihlborgs Fastigheter AB	83	2,015

		142,322

Switzerland - 4.8%
Allreal Holding AG*	24	4,310
Aryzta AG*	53	1,670
Basilea Pharmaceutica AG*	29	2,469
Bobst Group SA	24	2,718

Bucher Industries AG	8	2,814
Burckhardt Compression Holding AG	8	2,346
Cembra Money Bank AG*	35	3,048
Clariant AG*	344	8,301
Daetwyler Holding AG	10	1,567
dormakaba Holding AG*	6	5,409
Emmi AG*	3	2,004
Ferrexpo PLC	266	1,029
Flughafen Zurich AG	25	6,126
Forbo Holding AG	2	3,041
GAM Holding AG*	291	4,476
Georg Fischer AG	7	8,066
Helvetia Holding AG	6	3,438
Idorsia Ltd.*	110	2,007
IWG PLC	880	3,421
Leonteq AG*	22	1,312
Logitech International SA	248	8,819
Meyer Burger Technology AG*(b)	827	1,199
Mobimo Holding AG*	8	2,213
Molecular Partners AG*	19	562
OC Oerlikon Corp. AG*	370	5,170
Oriflame Holding AG	83	3,031
Panalpina Welttransport Holding AG	26	3,422
PSP Swiss Property AG	53	4,864
Santhera Pharmaceuticals Holding AG*	8	596
SFS Group AG*	32	3,644
Sulzer AG	17	1,879
Sunrise Communications Group AG, 144A*	61	5,229
Tecan Group AG	22	4,398
Temenos Group AG*	91	8,977
u-blox AG*	14	2,526
Valiant Holding AG	27	2,951
VAT Group AG, 144A*	18	2,303
Vontobel Holding AG	56	3,568

		134,923

United Arab Emirates - 0.0%
NMC Health PLC	18	632

United Kingdom - 16.5%
AA PLC	811	1,678
Abcam PLC	309	4,251
Acacia Mining PLC	39	102
Aggreko PLC	303	3,530
Allied Minds PLC*	341	550
Amec Foster Wheeler PLC	445	2,431
Arrow Global Group PLC	106	640
Ascential PLC	200	971
Ashmore Group PLC	608	2,897
ASOS PLC*	76	5,569
Assura PLC REIT	2,014	1,699
AVEVA Group PLC	96	2,393
Balfour Beatty PLC	509	1,770
BBA Aviation PLC	1,293	5,046
Beazley PLC	592	3,912
Bellway PLC	149	6,171
Berendsen PLC(b)	213	3,484
Big Yellow Group PLC REIT	220	2,300
Blue Prism Group PLC*	46	678
Bodycote PLC	362	4,475
boohoo.com PLC*	800	2,348
Booker Group PLC	2,108	5,452
Bovis Homes Group PLC	198	2,699
Brewin Dolphin Holdings PLC	640	2,950
Britvic PLC	409	3,996
BTG PLC*	506	4,557
Burford Capital Ltd.	60	898
Cairn Energy PLC*	954	2,116
Capital & Counties Properties PLC	623	2,186
Card Factory PLC	683	2,938
Carillion PLC(b)	436	249
Chemring Group PLC	471	1,078
Cineworld Group PLC	245	2,051
Clinigen Group PLC	216	3,114
Close Brothers Group PLC	150	2,997
CMC Markets PLC, 144A	243	458
Countrywide PLC(b)	406	730
Crest Nicholson Holdings PLC	362	2,546
CVS Group PLC	63	1,102
CYBG PLC*	975	3,659
Daily Mail & General Trust PLC, Class A	331	2,669
Dairy Crest Group PLC	291	2,241
Debenhams PLC	142	74
Derwent London PLC REIT	114	4,104
Dialight PLC*	41	425
Dialog Semiconductor PLC*	108	4,909
Dignity PLC	70	2,044
Diploma PLC	225	3,151
Domino’s Pizza Group PLC	774	2,706
Drax Group PLC	657	2,620
DS Smith PLC	1,114	7,171
Dunelm Group PLC	180	1,360
EI Group PLC*	500	913
Electrocomponents PLC	543	4,441
Elementis PLC	834	2,908

Essentra PLC	351	2,424
esure Group PLC	623	2,195
Fenner PLC	335	1,486
Fevertree Drinks PLC	130	4,145
Firstgroup PLC*	1,747	2,652
Forterra PLC, 144A	174	617
Galliford Try PLC	128	2,304
Genus PLC	116	2,795
Go-Ahead Group PLC	60	1,397
Gocompare.Com Group PLC*	623	818
Grainger PLC	828	2,735
Great Portland Estates PLC REIT	297	2,325
Greene King PLC	340	3,031
Greggs PLC	178	2,769
Halfords Group PLC	479	2,000
Halma PLC	411	5,809
Hansteen Holdings PLC REIT	1,723	2,952
Hastings Group Holdings PLC, 144A	138	568
Hays PLC	1,911	4,522
HomeServe PLC	447	4,225
Hotel Chocolat Group Ltd.*	113	453
Howden Joinery Group PLC	783	4,313
Hunting PLC*	242	1,259
IG Group Holdings PLC	334	2,786
Imagination Technologies Group PLC*	506	888
Inchcape PLC	591	6,362
Indivior PLC*	978	5,269
Informa PLC	978	8,732
Intermediate Capital Group PLC	392	4,501
International Personal Finance PLC	538	1,355
Interserve PLC	318	692
iomart Group PLC	182	741
J D Wetherspoon PLC	178	2,513
JD Sports Fashion PLC	421	1,764
Jimmy Choo PLC*	339	1,008
John Laing Group PLC, 144A	448	1,721
John Wood Group PLC	349	2,554
Jupiter Fund Management PLC	385	2,671
Just Eat PLC*	610	5,253
Kainos Group PLC	134	509
KAZ Minerals PLC*	304	3,304
Keller Group PLC	98	1,047
Kier Group PLC	122	1,855
Ladbrokes Coral Group PLC	1,498	2,295
Laird PLC	961	1,755
Lancashire Holdings Ltd.	221	1,965
LondonMetric Property PLC REIT	978	2,102
Man Group PLC	1,862	4,031
Marston’s PLC	922	1,377
Melrose Industries PLC	2,298	6,537
Metro Bank PLC*	71	3,185
Micro Focus International PLC	259	7,613
Mitchells & Butlers PLC	384	1,231
Mitie Group PLC(b)	607	2,111
Moneysupermarket.com Group PLC	645	2,665
Morgan Advanced Materials PLC	622	2,414
National Express Group PLC	591	2,744
NEX Group PLC	323	2,769
Northgate PLC	377	1,965
Ocado Group PLC*(b)	745	2,984
On The Beach Group PLC, 144A	106	586
Ophir Energy PLC*	768	770
Pagegroup PLC	431	2,845
Pantheon Resources PLC*	334	190
Paragon Group of Cos. PLC	206	1,091
Pendragon PLC	1,500	621
Pennon Group PLC	416	4,368
Petrofac Ltd.	275	1,488
Pets at Home Group PLC	676	1,594
Premier Oil PLC*(b)	197	141
Purplebricks Group PLC*(b)	110	681
PZ Cussons PLC	347	1,539
QinetiQ Group PLC	695	2,067
Redrow PLC	370	2,969
Renewi PLC	459	551
Renishaw PLC	75	4,442
Rentokil Initial PLC	1,918	7,552
Restaurant Group PLC	330	1,479
Restore PLC	191	1,214
Rightmove PLC	110	5,863
Rotork PLC	1,389	4,117
RPC Group PLC	451	5,406
RPS Group PLC	315	1,176
Safestore Holdings PLC REIT	567	3,032
Saga PLC	1,300	3,409
Savills PLC	220	2,519
Seadrill Ltd.*(b)	478	86
Senior PLC	782	2,777
Serco Group PLC*	1,694	2,578
Shaftesbury PLC REIT	323	4,164
SIG PLC	1,189	2,738
Sirius Minerals PLC*	5,396	1,904
Sophos Group PLC, 144A	300	1,951
Sound Energy PLC*(b)	699	438
Spectris PLC	168	5,027

Spirax-Sarco Engineering PLC	80	5,814
Spire Healthcare Group PLC, 144A	482	2,023
SSP Group PLC	614	4,391
St. Modwen Properties PLC	445	2,034
Staffline Group PLC	34	545
Stagecoach Group PLC	641	1,385
Stobart Group Ltd.	157	595
Stock Spirits Group PLC	310	933
Subsea 7 SA	309	4,449
SuperGroup PLC	112	2,303
Synthomer PLC	486	2,972
TalkTalk Telecom Group PLC	754	1,959
Ted Baker PLC	45	1,452
Telecom Plus PLC	160	2,255
Thomas Cook Group PLC	2,271	3,688
TP ICAP PLC	505	3,223
Tritax Big Box REIT PLC REIT	1,306	2,413
Tullow Oil PLC*	1,594	3,218
UBM PLC	461	3,955
Ultra Electronics Holdings PLC	109	2,608
UNITE Group PLC REIT	277	2,482
Vectura Group PLC*	1,033	1,464
Vesuvius PLC	267	1,996
Victrex PLC	129	3,398
Virgin Money Holdings UK PLC	413	1,423
VTTI Energy Partners LP	61	1,183
WH Smith PLC	184	4,399
William Hill PLC	300	961
Workspace Group PLC REIT	149	1,709
ZPG PLC, 144A	300	1,367

		463,439

United States - 0.1%
Sims Metal Management Ltd.	324	3,838

TOTAL COMMON STOCKS
(Cost $2,473,644)		2,791,086

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Jungheinrich AG	90	3,817
Sartorius AG	60	5,960

		9,777

TOTAL PREFERRED STOCKS
(Cost $5,527)		9,777

RIGHTS - 0.0%
Austrailia - 0.0%
Mesoblast Ltd., expires 09/12/17*
(Cost $0)	30	1

EXCHANGE-TRADED FUND - 0.0%
iShares MSCI EAFE Small-Capital ETF
(Cost $721)	12	$723

SECURITIES LENDING COLLATERAL - 1.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93%(d)(e)
(Cost $34,820)	34,820	34,820

TOTAL INVESTMENTS - 101.2%
(Cost $2,514,712)		$2,836,407
Other assets and liabilities, net - (1.2%)		(34,620)

NET ASSETS - 100.0%		$2,801,787

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $31,970, which is 1.1% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2017 the Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Fund and Securities Lending Collateral
Industrials	$628,568	22.4%
Consumer Discretionary	445,110	15.9
Information Technology	315,319	11.3
Financials	311,250	11.1
Real Estate	296,221	10.6
Materials	262,504	9.4
Health Care	190,695	6.8
Consumer Staples	184,167	6.6
Energy	68,303	2.4
Utilities	61,061	2.2
Telecommunication Services	37,666	1.3

Total	$2,800,864	100.0%

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (f)	Unrealized Depreciation (f)
The Bank of Nova Scotia	9/5/2017	AUD	224,000	USD	178,756	$698	$—
The Bank of Nova Scotia	9/5/2017	CHF	4,000	USD	4,154	—	(18)
The Bank of Nova Scotia	9/5/2017	CHF	128,000	USD	132,935	—	(590)
The Bank of Nova Scotia	9/5/2017	DKK	319,000	USD	50,662	—	(414)
The Bank of Nova Scotia	9/5/2017	EUR	596,000	USD	703,870	—	(5,830)
The Bank of Nova Scotia	9/5/2017	GBP	4,000	USD	5,279	106	—
The Bank of Nova Scotia	9/5/2017	GBP	386,000	USD	509,422	10,200	—
The Bank of Nova Scotia	9/5/2017	HKD	515,000	USD	65,998	180	—
The Bank of Nova Scotia	9/5/2017	ILS	102,000	USD	28,688	223	—
The Bank of Nova Scotia	9/5/2017	ILS	11,000	USD	3,091	22	—
The Bank of Nova Scotia	9/5/2017	JPY	881,000	USD	8,000	—	(16)
The Bank of Nova Scotia	9/5/2017	JPY	92,384,000	USD	837,240	—	(3,310)
The Bank of Nova Scotia	9/5/2017	NOK	347,000	USD	43,947	—	(786)
The Bank of Nova Scotia	9/5/2017	NOK	12,000	USD	1,527	—	(20)
The Bank of Nova Scotia	9/5/2017	NZD	41,000	USD	30,721	1,286	—
The Bank of Nova Scotia	9/5/2017	SEK	1,232,000	USD	152,578	—	(2,518)
The Bank of Nova Scotia	9/5/2017	SGD	59,000	USD	43,489	—	(25)
The Bank of Nova Scotia	9/5/2017	USD	4,788	AUD	6,000	—	(19)
The Bank of Nova Scotia	9/5/2017	USD	172,907	AUD	218,000	382	—
The Bank of Nova Scotia	9/5/2017	USD	137,357	CHF	132,000	340	—
The Bank of Nova Scotia	9/5/2017	USD	49,073	DKK	307,000	81	—
The Bank of Nova Scotia	9/5/2017	USD	1,906	DKK	12,000	15	—
The Bank of Nova Scotia	9/5/2017	USD	708,584	EUR	596,000	1,116	—
The Bank of Nova Scotia	9/5/2017	USD	502,535	GBP	390,000	1,861	—
The Bank of Nova Scotia	9/5/2017	USD	3,076	HKD	24,000	—	(8)
The Bank of Nova Scotia	9/5/2017	USD	62,736	HKD	491,000	15	—
The Bank of Nova Scotia	9/5/2017	USD	2,813	ILS	10,000	—	(23)

The Bank of Nova Scotia	9/5/2017	USD	28,718	ILS	103,000	26	—
The Bank of Nova Scotia	9/5/2017	USD	832,264	JPY	91,599,000	1,144	—
The Bank of Nova Scotia	9/5/2017	USD	13,776	JPY	1,520,000	53	—
The Bank of Nova Scotia	9/5/2017	USD	1,326	JPY	146,000	2	—
The Bank of Nova Scotia	9/5/2017	USD	46,145	NOK	359,000	135	—
The Bank of Nova Scotia	9/5/2017	USD	29,364	NZD	41,000	71	—
The Bank of Nova Scotia	9/5/2017	USD	3,227	SEK	26,000	46	—
The Bank of Nova Scotia	9/5/2017	USD	151,558	SEK	1,206,000	265	—
The Bank of Nova Scotia	9/5/2017	USD	43,446	SGD	59,000	67	—
The Bank of Nova Scotia	10/4/2017	AUD	5,000	USD	3,964	—	(9)
The Bank of Nova Scotia	10/4/2017	AUD	218,000	USD	172,848	—	(381)
The Bank of Nova Scotia	10/4/2017	CHF	132,000	USD	137,618	—	(348)
The Bank of Nova Scotia	10/4/2017	DKK	13,000	USD	2,081	—	(4)
The Bank of Nova Scotia	10/4/2017	DKK	307,000	USD	49,150	—	(85)
The Bank of Nova Scotia	10/4/2017	EUR	6,000	USD	7,153	—	(2)
The Bank of Nova Scotia	10/4/2017	EUR	596,000	USD	709,672	—	(1,150)
The Bank of Nova Scotia	10/4/2017	GBP	3,000	USD	3,881	—	(3)
The Bank of Nova Scotia	10/4/2017	GBP	3,000	USD	3,869	—	(14)
The Bank of Nova Scotia	10/4/2017	GBP	390,000	USD	503,036	—	(1,873)
The Bank of Nova Scotia	10/4/2017	HKD	491,000	USD	62,786	—	(19)
The Bank of Nova Scotia	10/4/2017	ILS	103,000	USD	28,745	—	(30)
The Bank of Nova Scotia	10/4/2017	JPY	741,000	USD	6,742	—	(9)
The Bank of Nova Scotia	10/4/2017	JPY	91,599,000	USD	833,392	—	(1,163)
The Bank of Nova Scotia	10/4/2017	NOK	359,000	USD	46,174	—	(136)
The Bank of Nova Scotia	10/4/2017	NZD	41,000	USD	29,347	—	(72)
The Bank of Nova Scotia	10/4/2017	SEK	1,206,000	USD	151,806	—	(269)
The Bank of Nova Scotia	10/4/2017	SGD	59,000	USD	43,456	—	(65)
The Bank of Nova Scotia	10/4/2017	USD	8,335	EUR	7,000	13	—
The Bank of Nova Scotia	10/4/2017	USD	3,525	SEK	28,000	6	—

Total unrealized appreciation (depreciation)						$18,353	$(19,209)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$2,790,749	$—	$337	$2,791,086
Exchange-Traded Fund	723	—	—	723
Preferred Stock	9,777	—	—	9,777
Rights	1	—	—	1
Short-Term Investments	34,820	—	—	34,820
Derivatives(h)
Forward Foreign Currency Exchange Contracts	—	18,353	—	18,353

TOTAL	$2,836,070	$18,353	$337	$2,854,760

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(19,209)	$—	$(19,209)

TOTAL	$—	$(19,209)	$—	$(19,209)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

During the period ended August 31, 2017, the amount of transfers between Level 3 and Level 1 was $2,797. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Italy Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.2%
Consumer Discretionary - 12.6%
Ferrari NV	914	$104,563
Fiat Chrysler Automobiles NV*	7,080	106,619
Luxottica Group SpA	1,392	80,121

		291,303

Energy - 17.4%
Eni SpA	14,901	233,621
Saipem SpA*	5,624	20,875
Snam SpA	19,447	94,686
Tenaris SA	3,954	52,860

		402,042

Financials - 34.4%
Assicurazioni Generali SpA	5,777	103,433
EXOR NV	987	63,331
Intesa Sanpaolo SpA	75,209	253,914
Intesa Sanpaolo SpA-RSP	4,703	14,859
Mediobanca SpA	5,329	54,684
Poste Italiane SpA, 144A	5,402	39,260
UniCredit SpA*	11,700	238,034
UnipolSai Assicurazioni SpA	12,889	29,261

		796,776

Health Care - 1.6%
Recordati SpA	837	35,851

Industrials - 13.7%
Atlantia SpA	3,237	104,044
CNH Industrial NV	8,302	94,186
Leonardo SpA	3,685	62,336
Prysmian SpA	1,791	56,330

		316,896

Telecommunication Services - 4.5%
Telecom Italia SpA*	76,172	72,951
Telecom Italia SpA-RSP	39,928	31,015

		103,966

Utilities - 16.0%
Enel SpA	48,777	295,268
Terna Rete Elettrica Nazionale SpA	12,777	$75,443

		370,711

TOTAL COMMON STOCKS
(Cost $1,966,928)		2,317,545

TOTAL INVESTMENTS - 100.2%
(Cost $1,966,928)		$2,317,545
Other assets and liabilities, net - (0.2%)		(4,129)

NET ASSETS - 100.0%		$2,313,416

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(a)	Unrealized Depreciation(a)
The Bank of Nova Scotia	9/5/2017	EUR	5,000	USD	5,946	$—	$(8)
The Bank of Nova Scotia	9/5/2017	EUR	1,925,800	USD	2,274,351	—	(18,838)
The Bank of Nova Scotia	9/5/2017	EUR	11,000	USD	12,992	—	(106)
The Bank of Nova Scotia	9/5/2017	EUR	4,000	USD	4,728	—	(35)
The Bank of Nova Scotia	9/5/2017	USD	2,310,984	EUR	1,943,800	3,639	—
The Bank of Nova Scotia	9/5/2017	USD	2,372	EUR	2,000	10	—
The Bank of Nova Scotia	10/4/2017	EUR	1,943,800	USD	2,314,531	—	(3,751)
The Bank of Nova Scotia	10/4/2017	USD	19,052	EUR	16,000	30	—

Total unrealized appreciation (depreciation)						$3,679	$(22,738)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$2,317,545	$—	$—	$2,317,545
Derivatives(c)
Forward Foreign Currency Exchange Contracts	—	3,679	—	3,679

TOTAL	$2,317,545	$3,679	$—	$2,321,224

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(c)
Forward Foreign Currency Exchange Contracts	$—	$(22,738)	$—	$(22,738)

TOTAL	$—	$(22,738)	$—	$(22,738)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

August 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.3%
Italy - 35.4%
Assicurazioni Generali SpA	3,428	$61,376
Atlantia SpA	1,247	40,081
Enel SpA	22,388	135,524
Eni SpA	6,995	109,669
Ferrari NV	336	38,439
Intesa Sanpaolo SpA	34,925	117,911
Intesa Sanpaolo SpA-RSP	2,411	7,617
Leonardo SpA	1,094	18,506
Luxottica Group SpA	467	26,880
Mediobanca SpA	1,563	16,039
Poste Italiane SpA, 144A	1,381	10,037
Prysmian SpA	567	17,833
Recordati SpA	288	12,336
Saipem SpA*	1,779	6,603
Snam SpA	6,267	30,514
Telecom Italia SpA*	31,407	30,079
Telecom Italia SpA-RSP	16,603	12,897
Terna Rete Elettrica Nazionale SpA	3,875	22,880
UniCredit SpA*	5,505	111,998
UnipolSai Assicurazioni SpA	2,921	6,631

		833,850

Luxembourg (a) - 0.7%
Tenaris SA	1,282	17,139

Netherlands (a) - 0.8%
EXOR NV	289	18,544

Portugal - 2.6%
EDP - Energias de Portugal SA	6,547	25,135
Galp Energia SGPS SA	1,381	22,868
Jeronimo Martins SGPS SA	693	13,827

		61,830

Spain - 57.0%
Abertis Infraestructuras SA	1,910	38,654
ACS Actividades de Construccion y Servicios SA	664	25,105
Aena SA, 144A	186	36,324
Amadeus IT Group SA	1,205	74,694
Banco Bilbao Vizcaya Argentaria SA	18,209	160,886
Banco de Sabadell SA	14,696	32,313
Banco Santander SA	44,183	287,130
Bankia SA	2,776	13,513
Bankinter SA	1,813	17,288
CaixaBank SA	9,868	50,960
Distribuidora Internacional de Alimentacion SA	1,715	10,853
Enagas SA	607	17,888
Endesa SA	856	20,650
Ferrovial SA	1,333	30,381
Gas Natural SDG SA	965	23,458
Grifols SA	822	23,240
Iberdrola SA	15,642	127,759
Industria de Diseno Textil SA	2,998	113,903
Mapfre SA	2,866	10,143
Red Electrica Corp. SA	1,192	26,770
Repsol SA	3,386	58,165
Siemens Gamesa Renewable Energy SA	657	9,812
Telefonica SA	12,480	134,588

		1,344,477

United Kingdom (a) - 3.8%
CNH Industrial NV	2,813	31,913
Fiat Chrysler Automobiles NV *	2,946	44,364
International Consolidated Airlines Group SA	1,752	13,864

		90,141

TOTAL COMMON STOCKS
(Cost $2,118,707)		2,365,981

TOTAL INVESTMENTS - 100.3%
(Cost $2,118,707)		$2,365,981
Other assets and liabilities, net - (0.3%)		(6,017)

NET ASSETS - 100.0%		$2,359,964

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Securities are listed in country of domicile and trade on a securities exchange in Southern Europe.

RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2017 the Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments
Financials	$922,385	39.0%
Utilities	382,177	16.2
Energy	262,846	11.1
Industrials	262,473	11.1
Consumer Discretionary	223,587	9.4
Telecommunication Services	177,563	7.5
Information Technology	74,694	3.2
Health Care	35,576	1.5
Consumer Staples	24,680	1.0

Total	$2,365,981	100.0%

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(a)	Unrealized Depreciation(a)
The Bank of Nova Scotia	9/5/2017	EUR	2,036,100	USD	2,404,614	$—	$(19,917)
The Bank of Nova Scotia	9/5/2017	USD	15,354	EUR	13,000	126	—
The Bank of Nova Scotia	9/5/2017	USD	2,405,264	EUR	2,023,100	3,787	—
The Bank of Nova Scotia	10/4/2017	EUR	2,023,100	USD	2,408,956	—	(3,904)
The Bank of Nova Scotia	10/4/2017	EUR	15,000	USD	17,878	—	(12)
The Bank of Nova Scotia	10/4/2017	USD	69,065	EUR	58,000	109	—

Total unrealized appreciation (depreciation)						$4,022	$(23,833)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2017.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$2,365,981	$—	$—	$2,365,981
Derivatives(c)
Forward Foreign Currency Exchange Contracts	—	4,022	—	4,022

TOTAL	$2,365,981	$4,022	$—	$2,370,003

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Exchange Contracts	$—	$(23,833)	$—	$(23,833)

TOTAL	$—	$(23,833)	$—	$(23,833)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	10/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	10/26/2017

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	10/26/2017

*	Print the name and title of each signing officer under his or her signature.